UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 to March 31, 2014

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 100.3%	SHARES	VALUE (Note 3)
COMMON STOCKS - 37.9%

Consumer Discretionary - 6.7%
Aaron’s, Inc. (2)(a)	87,774	$2,654,286
Ark Restaurants Corp.	61,172	1,346,396
Bloomin’ Brands, Inc. †	40,065	965,566
Bright Horizons Family Solutions, Inc. †	17,340	678,167
China Century Dragon Media, Inc. (3)†(b)	150,272	—
China Networks International Holdings Ltd. (3)†(b)	2,287,278	8,005
Choice Hotels International, Inc.	14,280	656,880
CST Brands, Inc.	662,806	20,706,059
DEMC Ltd., Class A (3)†(b)	5,717	57,169
DEMC Ltd., Class B (3)†(b)	10,488	—
Ford Motor Co.	517,140	8,067,384
FTD Cos., Inc. †	168,685	5,365,870
Groupe Fnac (France) (2)†	136,172	7,032,905
Jones Group, Inc./The	899,759	13,469,392
Jos. A. Bank Clothiers, Inc. †	213,785	13,746,376
Lands’ End, Inc. †	193,731	5,813,867
MakeMyTrip Ltd. (India) †	8,845	239,523
Morgans Hotel Group Co. †	72,691	584,436
MTR Gaming Group, Inc. †	132,556	680,012
Murphy USA, Inc. †	316,077	12,829,565
New Media Investment Group, Inc. †	93,756	1,408,217
News Corp., Class A †	238,349	4,104,370
Omnicom Group, Inc.	358,774	26,046,992
Penn National Gaming, Inc. †	496,266	6,113,997
RG Barry Corp.	197,890	3,736,163
School Specialty, Inc. (3)†(b)	9,166	962,430
Sirius XM Holdings, Inc. †*	2,147,375	6,871,600
Time Warner Cable, Inc. *	195,366	26,800,308
Twenty-First Century Fox, Inc., Class A	316,104	10,105,845
William Lyon Homes, Inc., Class A †	77,200	2,131,492
Zale Corp. †	47,250	987,998

		184,171,270

Consumer Staples - 2.1%
Beam, Inc.	386,217	32,171,876
Neptune Technologies & Bioressources, Inc. (Canada) (3)†(b)	9,610	13
Safeway, Inc.	54,000	1,994,760
Shoppers Drug Mart Corp. (Canada)	399,316	21,972,313

		56,138,962

	SHARES	VALUE (Note 3)
Energy - 1.3%
Ardmore Shipping Corp. (Ireland) (a)	3,633	$48,319
Bourbon SA (France) (2)	17,261	566,994
EPL Oil & Gas, Inc. †	311,196	12,012,166
Equal Energy Ltd.	691,405	3,166,635
Gulf United Energy, Inc. (2)†	1,959,798	3,332
Integrated Drilling Equipment Holdings Corp. (3)†(b)	74,362	349,501
Mission NewEnergy Ltd. (Australia) †	20,132	201
ONEOK, Inc.	252,328	14,950,434
SAExploration Holdings, Inc. (Canada) †	45,600	427,728
Santonia Energy, Inc. (Canada) (2)†	1,377,422	1,943,716
Solazyme, Inc. †	153,000	1,776,330

		35,245,356

Financials - 13.2%
Aquasition Corp. (United Kingdom) †(a)	850,000	8,678,500
Arlington Asset Investment Corp., Class A	21,659	573,530
Ashford Hospitality Prime, Inc. REIT	289,843	4,382,426
Ashford Hospitality Trust, Inc. REIT	1,664,917	18,763,615
Boulevard Acquisition Corp. †	1,008,000	10,150,560
BRE Properties, Inc. REIT	77,417	4,860,239
Brookfield Asset Management, Inc., Class A (Canada)	176,351	7,203,938
Cambridge Capital Acquisition Corp. †	1,478,400	14,222,208
CapitalSource, Inc.	654,039	9,542,429
Capitol Acquisition Corp. II†	1,440,000	14,184,000
Chart Acquisition Corp. †(a)	1,268,625	12,572,074
Chatham Lodging Trust REIT	213,148	4,309,853
China VantagePoint Acquisition Co. (3)†(b)	1,990	—
Cis Acquisition Ltd., Class A (Russian Federation) (2)†	850,000	8,661,500
Collabrium Japan Acquisition Corp. (United Kingdom) †	595,000	6,158,250
Extra Space Storage, Inc. REIT	1	48
Firstbank Corp./Alma MI	54,579	1,018,990
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)†(a)(b)	219,450	—
Gaming and Leisure Properties, Inc. REIT	593,408	21,635,656
Global Defense & National Security Systems, Inc. †	835,800	8,458,296
Hennessy Capital Acquisition Corp. †	756,000	7,605,360
HF2 Financial Management, Inc. (2)†	1,309,420	13,434,649
Highclere Holdings Ltd. (3)†(b)	5,758	—
Hudson City Bancorp, Inc.	3,832,215	37,670,673

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 13.2% (continued)
Huntington Bancshares, Inc./OH	297,113	$2,962,217
Hyde Park Acquisition Corp. II †	1,195,400	12,444,114
Infinity Cross Border Acquisition Corp. (Israel) †	287,100	2,296,800
ING US, Inc.	242,223	8,785,428
L&L Acquisition Corp. (3)†(b)	306,000	—
Levy Acquisition Corp. †	1,890,000	18,238,500
New Residential Investment Corp. REIT	951,722	6,157,641
Newcastle Investment Corp. REIT	1,131,338	5,317,289
Nicholas Financial, Inc. (2)	508,748	8,002,606
North Valley Bancorp †	20,394	493,127
Patriot National Bank ADR (3)†(b)	2,000,000	1,332,220
PennyMac Financial Services, Inc., Class A †	3,400	56,576
Prime Acquisition Corp. (China) (3)†(b)	21,209	169,672
Quartet Merger Corp. †	907,200	8,863,344
Quinpario Acquisition Corp. †	1,933,070	19,659,322
ROI Acquisition Corp. II (2)†	882,000	8,546,580
Santa Monica Media Corp. ADR (3)†(b)	15,377	—
Silver Eagle Acquisition Corp. †	1,971,250	19,042,275
Starwood Property Trust, Inc. REIT	345,764	8,156,573
Starwood Waypoint Residential Trust REIT †	53,081	1,528,202
Sterling Financial Corp./WA	116,921	3,896,977
SWS Group, Inc. †	48,246	360,880
Taylor Capital Group, Inc. †	7,506	179,544
Teche Holding Co.	224	17,696
Tower Financial Corp.	82,235	2,041,895
Tower Group International Ltd. (Bermuda)	1,515,869	4,092,846
United Bancorp, Inc./MI †	139,600	1,717,080
Universal Insurance Holdings, Inc.	13,600	172,720
VantageSouth Bancshares, Inc. †	12,211	85,843
Washington Banking Co.	84,784	1,507,460

		360,212,221

Health Care - 4.5%
Acceleron Pharma, Inc. †(a)	81,900	2,825,550
Access Pharmaceuticals, Inc. †(a)	219,590	120,774
AdCare Health Systems, Inc. (2)†(a)	378,602	1,574,984
Authentidate Holding Corp. †(a)	261,423	258,809
China Medical Technologies, Inc. ADR (China) (3)†(a)(b)	4,931	49

	SHARES	VALUE (Note 3)
Health Care - 4.5% (continued)
Covidien PLC (Ireland)	236,691	$17,434,659
Dyax Corp. †	97,336	874,077
Emeritus Corp. †	31,600	993,504
Endo International PLC (Ireland) †	90	6,150
Endocyte, Inc. †	306,000	7,285,860
Ensign Group, Inc./The	64,824	2,828,919
Forest Laboratories, Inc. †	356,077	32,855,225
Hi-Tech Pharmacal Co., Inc. †	301,197	13,050,866
InspireMD, Inc. †	332	1,013
InterMune, Inc. †	105,933	3,545,578
Mallinckrodt PLC (Ireland) †	319,919	20,286,064
NeoStem, Inc. †	32,400	228,420
Neurocrine Biosciences, Inc. †	55,055	886,386
Nordion, Inc. (Canada) †	475,248	5,474,857
Rotech Healthcare, Inc. (3)†(b)	16,828	179,601
RXi Pharmaceuticals Corp. †	3,161	13,497
TherapeuticsMD, Inc. †	127,500	804,525
Theravance, Inc. †	379,902	11,754,168
Transcept Pharmaceuticals, Inc. †	122,838	378,341

		123,661,876

Industrials - 3.0%
Allegion PLC (Ireland)	458,801	23,935,648
Allied Defense Group, Inc./The (3)†(b)	190,011	11,401
Dover Corp.	73,775	6,031,106
Foster Wheeler AG (Switzerland) †	505,040	16,373,397
Ingersoll-Rand PLC (Ireland)	112,375	6,432,345
Kratos Defense & Security Solutions, Inc. †	67,232	506,929
MergeWorthRx Corp. (2)†	661,925	5,341,735
Pacer International, Inc. †	733,287	6,570,252
Pingtan Marine Enterprise Ltd. (China) †	829,474	2,886,569
Premier Alliance Group, Inc. (2)†	91,767	60,557
Sapphire Industry Corp. (3)†(b)	25,025	—
Scania AB, B Shares (Sweden) (2)	428,621	12,614,687
Stock Building Supply Holdings, Inc. †	10,415	211,633
XPO Logistics, Inc. †	66,489	1,955,441

		82,931,700

Information Technology - 4.8%
Accelrys, Inc. (2)†	39,646	493,989
CDW Corp.	36,816	1,010,231

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Information Technology - 4.8% (continued)
CommScope Holding Co., Inc. †	91,800	$2,265,624
Compuware Corp.	448,853	4,712,957
Criteo SA ADR (France) †	71,400	2,895,270
EMC Corp.	275,025	7,538,435
Knowles Corp. †	454,926	14,362,014
Leidos Holdings, Inc.	235,202	8,319,095
LSI Corp. (2)	873,147	9,665,737
Marchex, Inc., Class B	71,400	750,414
MoneyGram International, Inc. †	25,840	456,076
NVIDIA Corp.	18,625	333,574
Orckit Communications Ltd. (Israel) †	15,174	803
RF Micro Devices, Inc. †	683,857	5,388,793
Riverbed Technology, Inc. †	468,458	9,233,307
SanDisk Corp.	20,768	1,686,154
Science Applications International Corp.	134,401	5,025,253
SciQuest, Inc. †	51,136	1,381,439
SinoHub, Inc. (China) (3)†(b)	190,038	1,900
SouthPeak Interactive Corp. (2)†	1,500,000	10,350
Supertex, Inc. (2)†	3,200	105,536
Tableau Software, Inc., Class A †	102,000	7,760,160
Telestone Technologies Corp. (China) (2)†	115,818	23,164
Tokyo Electron Ltd. (Japan) (2)	323,566	20,109,824
United Online, Inc.	120,489	1,392,853
Xyratex Ltd. (United Kingdom)	976,116	12,923,776
Yahoo!, Inc. (2)†	370,969	13,317,787

		131,164,515

Materials - 0.5%
Ainsworth Lumber Co., Ltd. (Canada) †	1,892,304	6,812,637
Berry Plastics Group, Inc. †	25,785	596,923
China GengSheng Minerals, Inc. (China) †	17,371	5,595
Constellium NV, Class A (Netherlands) †	36,552	1,072,801
Edgewater Exploration Ltd. (Canada) (2)†	399,100	30,686
Energy Fuels, Inc. (Canada) †	14,400	134,426
Jaguar Mining, Inc. (3)†(b)	130,832	82,911
Lion One Metals Ltd. (Canada) †	740,315	214,293
Mercer International, Inc. (Canada) †	24,480	183,600
Mines Management, Inc. (2)†	16,120	17,893
RTI International Metals, Inc. †	16,610	461,426
Southern Arc Minerals, Inc. (Canada) †	248,481	14,610
Texas Industries, Inc. †	3,772	338,046

	SHARES	VALUE (Note 3)
Materials - 0.5% (continued)
Vale SA ADR (Brazil)	195,535	$2,434,411

		12,400,258

Telecommunication Services - 0.9%
Cleveland Unlimited ADR (3)†(b)	1	772,756
NTS, Inc. †	756,002	1,459,084
Telephone & Data Systems, Inc.	112,721	2,954,417
Verizon Communications, Inc.	1	48
XO holdings, Inc. O Shares (3)†(b)	1,366,340	—
Ziggo NV (Netherlands) (2)	411,039	18,254,025

		23,440,330

Utilities - 0.9%
Fortis, Inc. ADR (Canada) (2)†	100	3,062
ONE Gas, Inc. †	444,624	15,975,340
UNS Energy Corp.	122,601	7,359,738

		23,338,140

TOTAL COMMON STOCKS (cost $1,026,608,763)		1,032,704,628

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE PREFERRED STOCKS - 1.0%			SHARES	VALUE (Note 3)
Consumer Discretionary - 0.9%
Sealy Corp., $25.00 par, 8.000% , 07/15/16 (3)†(b)(c)			299,636	$23,671,244

Consumer Staples - 0.0% (d)
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% , 12/31/49 (e)			8,900	943,400
Universal Corp., Perpetual Preferred Stock, $1,000.00 par, 6.750%, 03/15/18 (e)			700	864,500

				1,807,900

Energy - 0.1%
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% , 05/17/15 (2)(e)(f)			1,475	1,652,922
Nabors Completion & Production Services Co., Perpetual Preferred Stock, Series A, $1,000.00 par, 4.000%, 12/31/49 (2)(e)			1,169	1,087,170

				2,740,092

Industrials - 0.0% (d)
Timberjack Corp. ADR, $188,000.00 par, 8.000% , 12/31/16 (3)†(b)			188,000	1,833

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $28,119,718)				28,221,069

CORPORATE BONDS - 13.6%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
Communications - 0.3%
Interactive Network, Inc./FriendFinder Networks, Inc. (3)(b)(g)	11.500%	04/30/14	$3,071	537,505
Interactive Network, Inc./FriendFinder Networks, Inc. (3)(b)	14.000%	12/20/18	853	891,019
WCP Wireless Site Fund (2)(f)	6.829%	11/15/15	3,325	3,475,327
WCP Wireless Site Fund (2)(f)	9.247%	11/15/15	3,000	3,177,654

				8,081,505

Consumer Discretionary - 1.8%
Baker & Taylor Acquisitions Corp. 144A (2)(a)(f)	15.000%	04/01/17	3,027	2,421,600
Brookstone Co., Inc. 144A (2)(f)(g)	13.000%	10/15/14	516	270,900
Clear Channel Communications, Inc. (2)(a)	4.900%	05/15/15	4,100	4,074,375
Empire Today LLC/Empire Today Finance Corp. 144A (2)(f)	11.375%	02/01/17	3,250	3,302,812
Exide Technologies (2)(g)	8.625%	02/01/18	12,425	9,443,000
IDQ Holdings, Inc. 144A (2)(f)	11.500%	04/01/17	4,325	4,703,438
Jones Group, Inc./The (2)	6.875%	03/15/19	3,250	3,347,500
KB Home (2)	4.750%	05/15/19	800	806,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Consumer Discretionary - 1.8% (continued)	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Landry’s, Inc. 144A (2)(f)	9.375%	05/01/20	$7,356	$8,100,795
Lee Enterprises, Inc. 144A (2)(f)	9.500%	03/15/22	150	154,500
Nielsen Finance LLC/Nielsen Finance Co. 144A (2)(f)	5.000%	04/15/22	3,350	3,358,375
Roust Trading Ltd., Series AI (Bermuda) (3)(b)(h)	10.000%	05/31/16	780	678,357
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A (2)(a)(f)	5.625%	03/01/24	800	790,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 144A (2)(f)	10.250%	07/15/19	800	908,000
William Lyon Homes, Inc. 144A (2)(f)	5.750%	04/15/19	2,525	2,556,563
WMG Acquisition Corp. 144A (2)(f)	5.625%	04/15/22	300	304,500
WMG Acquisition Corp. 144A (2)(f)	6.750%	04/15/22	2,925	2,939,625
Wynn Macau Ltd. 144A (Cayman Islands) (2)(f)	5.250%	10/15/21	300	305,250

				48,465,590

Consumer Staples - 0.3%
Beam, Inc. (2)	3.250%	05/15/22	2,650	2,580,705
Beam, Inc. (2)	3.250%	06/15/23	1,350	1,299,430
Post Holdings, Inc. 144A (2)(a)(f)	6.750%	12/01/21	150	158,813
US Foods, Inc. (2)	8.500%	06/30/19	4,572	4,946,904

				8,985,852

Energy - 4.5%
ATP Oil & Gas Corp. (2)(g)	11.875%	05/01/15	4,025	50,312
Awilco Drilling PLC (United Kingdom) (2)	7.000%	04/09/19	2,250	2,261,250
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (2)	13.750%	12/01/15	5,800	5,510,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 144A (2)(f)	6.500%	04/15/21	1,250	1,250,000
Copano Energy LLC/Copano Energy Finance Corp. (2)	7.125%	04/01/21	373	423,888
EOAL Cyprus Holdings Ltd. (3)(b)	0.200%	06/22/14	238	2,385
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)(g)	15.000%	07/15/15	4,100	41
EOAL Cyprus Holdings Ltd. (3)(b)	20.000%	06/22/14	400	5,997
EPL Oil & Gas, Inc. (2)	8.250%	02/15/18	6,150	6,657,375
Exterran Partners LP/EXLP Finance Corp. 144A (2)(f)	6.000%	10/01/22	1,675	1,593,344
Forest Oil Corp. (2)	7.250%	06/15/19	2,205	1,932,131
Global Rig Co. ASA (Norway) (2)	13.000%	06/09/15	2,787	2,821,498
Golden Close Maritime Corp. Ltd. MTN (Bermuda) (3)(b)	11.000%	12/09/15	2,139	2,242,843
Green Field Energy Services, Inc. 144A (2)(f)(g)	13.250%	11/15/16	2,073	145,110
Harkand Finance, Inc. 144A (Marshall Islands) (2)(f)	7.500%	03/28/19	1,675	1,675,000
Hercules Offshore, Inc. 144A (2)(f)	6.750%	04/01/22	100	97,000
IronGate Energy Services LLC 144A (2)(a)(f)	11.000%	07/01/18	4,400	4,378,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Energy - 4.5% (continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp. 144A (2)(f)	7.250%	02/15/21		$300	$314,625
Metro Exploration Holding Corp. (2)	8.000%	02/14/16		4,586	4,528,354
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 144A (Marshall Islands) (2)(f)	8.125%	11/15/21		300	312,750
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 144A (Canada) (2)(f)	6.500%	04/01/19		10,450	10,293,250
Norshore Atlantic BV (Netherlands) (3)(b)(f)	12.000%	12/21/18		7,900	7,979,000
Ocean Rig UDW, Inc. 144A (Marshall Islands) (2)(f)	7.250%	04/01/19		10,025	10,012,469
Oil States International, Inc. (3)(a)(b)	5.125%	01/15/23		25,850	28,952,000
Panoro Energy ASA (Norway) (3)(b)(f)	12.000%	11/15/18		1,840	1,941,200
Plains Exploration & Production Co. (2)	6.875%	02/15/23		7,775	8,649,688
Ship Finance International Ltd. (Bermuda) (3)(b)(f)(i)	5.670%	04/07/14	NOK	51,000	8,517,319
Sidewinder Drilling, Inc. 144A (2)(a)(f)	9.750%	11/15/19		$3,750	3,693,750
Songa Offshore (Cyprus) (3)(b)	7.631%	12/11/18	NOK	25,500	3,960,553
Songa Offshore (Cyprus) (2)	8.933%	05/17/18		15,000	2,498,831
Tesoro Corp. (2)	5.125%	04/01/24		$800	796,000

					123,495,963

Financials - 3.0%
Artsonig Pty Ltd. 144A (Australia) (2)(f)(j)	12.000%	04/01/19		800	802,000
BPA Laboratories, Inc. (3)(b)(f)	12.250%	04/01/17		5,875	6,080,625
CFG Holdings Ltd./CFG Finance LLC 144A (Cayman Islands) (2)(a)(f)	11.500%	11/15/19		6,412	6,892,900
Credito Real SAB de CV 144A (Mexico) (2)(f)	7.500%	03/13/19		800	830,000
Emigrant Bancorp, Inc. 144A (2)(a)(f)	6.250%	06/15/14		3,450	3,472,118
Global Investments Group Finance Ltd. (Virgin Islands, British) (3)(b)	11.000%	09/24/17		2,200	2,134,000
Highclere Holdings Ltd. (Cayman Islands) (3)(b)	0.000%	02/26/15		1,627	1,443,804
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(e)(i)	3.847%	06/30/14		3,875	3,865,312
Jasper Explorer PLC (Cyprus) (2)	13.500%	05/27/16		6,000	5,520,000
Kennedy-Wilson, Inc. (2)	5.875%	04/01/24		100	100,000
Kistefos AS (Norway) (3)(b)(i)	11.190%	07/03/15	NOK	72,500	12,773,890
Lehman Brothers Holdings, Inc. MTN (2)†(g)	5.625%	01/24/16		$33,650	8,033,937
MBIA Insurance Corp. 144A (2)(f)(i)	11.499%	01/15/33		3,925	3,169,438
National Money Mart Co. (Canada) (2)	10.375%	12/15/16		12,625	12,688,125
SLM Corp. MTN (2)	6.125%	03/25/24		4,175	4,169,781
Synovus Financial Corp. (2)(a)	5.125%	06/15/17		1,375	1,440,313

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Financials - 3.0% (continued)
Washington Mutual Bank/Debt not acquired by JPMorgan, Bank Note (2)(g)	0.000%	05/01/09	$27,750	$8,255,625

				81,671,868

Health Care - 0.7%
Education Management LLC/Education Management Finance Corp. (2)(h)	15.000%	07/01/18	9,251	9,990,540
HCA, Inc. (2)	3.750%	03/15/19	800	803,000
HCA, Inc. (2)	5.000%	03/15/24	4,175	4,182,828
Kindred Healthcare, Inc. 144A (2)(f)	6.375%	04/15/22	3,350	3,358,375
KV Pharmaceutical Co. (3)(b)	12.000%	03/15/15	8,175	—
Tenet Healthcare Corp. 144A (2)(f)	5.000%	03/01/19	800	799,000

				19,133,743

Industrials - 1.0%
ADT Corp./The (2)	4.125%	04/15/19	300	297,657
Aircastle Ltd. (Bermuda) (2)	5.125%	03/15/21	1,675	1,677,094
American Airlines, Inc. 144A (2)†(f)	7.500%	03/15/16	9,134	9,499,360
Bombardier, Inc. 144A (Canada) (2)(f)	4.750%	04/15/19	100	100,000
Bombardier, Inc. 144A (Canada) (2)(f)	6.000%	10/15/22	100	100,000
Edgen Murray Corp. 144A (2)(f)	8.750%	11/01/20	4,495	5,191,725
Griffon Corp. 144A (2)(f)	5.250%	03/01/22	300	297,000
RR Donnelley & Sons Co. (2)	6.000%	04/01/24	100	100,750
Tempel Steel Co. 144A (2)(f)	12.000%	08/15/16	5,625	5,287,500
United Continental Holdings, Inc. (3)(b)	6.860%	04/22/14	91	91,459
United Rentals North America, Inc. (2)	5.750%	11/15/24	1,675	1,687,562
United Rentals North America, Inc. (2)	6.125%	06/15/23	800	848,000
Western Express, Inc. 144A (2)(f)	12.500%	04/15/15	2,300	1,610,000

				26,788,107

Information Technology - 0.2%
Pegasus Solutions, Inc. (3)(b)(f)(j)	13.000%	04/15/14	4,291	4,076,906
SouthPeak Interactive Corp. (3)(b)(g)	29.000%	12/31/14	1,091	104,546

				4,181,452

Materials - 0.3%
ArcelorMittal (Luxembourg) (2)	4.250%	02/25/15	975	995,719
ArcelorMittal (Luxembourg) (2)	4.250%	08/05/15	2,575	2,652,250
ArcelorMittal (Luxembourg) (2)	9.500%	02/15/15	775	827,313
Northland Resources AB (Sweden) (3)(b)	4.000%	10/15/20	913	41,088
Texas Industries, Inc. (2)	9.250%	08/15/20	2,600	3,003,000
Walter Energy, Inc. 144A (2)(f)	9.500%	10/15/19	300	305,250
Walter Energy, Inc. 144A (2)(f)(j)	11.000%	04/01/20	800	730,000

				8,554,620

Telecommunication Services - 0.9%
Cricket Communications, Inc. (2)	7.750%	10/15/20	9,925	11,344,275

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Telecommunication Services - 0.9% (continued)
Digicel Group Ltd. 144A (Bermuda) (2)(f)	7.125%	04/01/22		$2,500	$2,528,125
Virgin Media Finance PLC (United Kingdom) (2)(a)	4.875%	02/15/22		11,400	10,260,000

					24,132,400

Utilities - 0.6%
AES Corp. (2)	5.500%	03/15/24		800	794,000
Atlantic Offshore AS (Norway) (3)(b)(i)	11.700%	06/27/15	NOK	12,000	2,134,340
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 144A (2)(a)(f)	10.250%	12/01/20		$12,600	13,277,250

					16,205,590

TOTAL CORPORATE BONDS (cost $378,980,399)					369,696,690

CONVERTIBLE BONDS - 12.6%
Consumer Discretionary - 1.0%
Carriage Services, Inc. 144A (2)(a)(f)	2.750%	03/15/21		6,100	6,408,812
JAKKS Pacific, Inc. 144A (2)(a)(f)	4.250%	08/01/18		5,775	5,944,641
M/I Homes, Inc. (2)	3.000%	03/01/18		1,800	1,921,500
M/I Homes, Inc. (2)	3.250%	09/15/17		2,300	2,784,438
Meritage Homes Corp. (2)	1.875%	09/15/32		2,475	2,618,859
Palm Harbor Homes, Inc. (3)(b)(g)	3.250%	05/15/24		70	1,796
Standard Pacific Corp. (2)	1.250%	08/01/32		7,000	8,680,000

					28,360,046

Consumer Staples - 1.2%
Herbalife Ltd. 144A (Cayman Islands) (2)(f)	2.000%	08/15/19		6,525	5,607,422
Vector Group Ltd. (2)	1.750%	04/15/20		2,175	2,268,797
Vector Group Ltd. (2)(i)	2.500%	01/15/19		10,950	15,001,828
Vector Group Ltd. (2)(i)	3.750%	11/15/14		6,504	10,666,560

					33,544,607

Energy - 1.0%
Alpha Natural Resources, Inc. (2)	3.750%	12/15/17		2,400	2,013,000
Alpha Natural Resources, Inc. (2)	4.875%	12/15/20		800	657,500
Cal Dive International, Inc. (2)	5.000%	07/15/17		2,275	2,179,735
Emerald Oil, Inc. 144A (2)(f)	2.000%	04/01/19		3,100	3,200,750
Polarcus Ltd. MTN 144A (Norway) (2)(f)	2.875%	04/27/16		400	390,800
USEC, Inc. (2)(g)	3.000%	10/01/14		19,300	7,792,375
Vantage Drilling Co. (Cayman Islands) (2)	7.875%	09/01/42		4,625	5,148,203
Vantage Drilling Co. 144A (Cayman Islands) (2)(f)	5.500%	07/15/43		1,775	1,855,984
ZaZa Energy Corp. 144A (2)(f)	9.000%	08/01/17		3,550	2,518,281

					25,756,628

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Financials - 4.6%
American Equity Investment Life Holding Co. 144A (2)(f)	5.250%	12/06/29		$5,600	$13,891,500
American Realty Capital Properties, Inc. (2)(a)	3.000%	08/01/18		10,700	11,382,125
AV Homes, Inc. (2)	7.500%	02/15/16		5,900	6,814,500
AV Homes, Inc. (2)	7.500%	02/15/16		200	208,000
Cowen Group, Inc. 144A (2)(f)	3.000%	03/15/19		4,550	4,896,937
DFC Global Corp. (2)	3.250%	04/15/17		5,025	4,283,812
E*TRADE Financial Corp., Series A (2)	0.000%	08/31/19		1,775	3,951,594
Encore Capital Group, Inc. 144A (2)(a)(f)	3.000%	07/01/20		1,300	1,505,562
Gain Capital Holdings, Inc. 144A (2)(a)(f)	4.125%	12/01/18		1,175	1,323,344
iStar Financial, Inc. (2)	3.000%	11/15/16		2,800	3,953,250
KCAP Financial, Inc. (2)	8.750%	03/15/16		4,000	4,630,000
Meadowbrook Insurance Group, Inc. (2)	5.000%	03/15/20		2,575	2,452,687
MF Global Holdings Ltd. (2)(g)	3.375%	08/01/18		1,609	820,590
MGIC Investment Corp. (2)	5.000%	05/01/17		9,675	11,083,922
National Health Investors, Inc. (2)	3.250%	04/01/21		2,175	2,162,766
NorthStar Realty Finance LP 144A (2)(a)(f)	5.375%	06/15/33		300	494,813
Radian Group, Inc. (2)	2.250%	03/01/19		7,650	11,690,156
Resource Capital Corp. (2)	6.000%	12/01/18		1,350	1,355,063
TICC Capital Corp. 144A (2)	7.500%	11/01/17		2,800	3,045,000
Tower Group International Ltd. (Bermuda) (2)	5.000%	09/15/14		10,600	10,017,000
Volkswagen International Finance NV 144A (Netherlands) (2)(f)	5.500%	11/09/15	EUR	13,500	21,432,652
ZAIS Financial Corp. 144A (2)(a)(f)	8.000%	11/15/16		$3,400	3,455,250

					124,850,523

Health Care - 0.9%
Accuray, Inc. 144A (2)	3.500%	02/01/18		3,025	5,679,437
Albany Molecular Research, Inc. 144A (2)(a)(f)	2.250%	11/15/18		1,525	2,066,375
Chemed Corp. (2)	1.875%	05/15/14		4,600	5,146,250
Exelixis, Inc. (2)	4.250%	08/15/19		2,100	1,888,687
Healthways, Inc. 144A (2)(a)	1.500%	07/01/18		2,000	2,148,750
MannKind Corp. (2)	5.750%	08/15/15		1,540	1,457,225
Sequenom, Inc. (2)(a)	5.000%	10/01/17		2,825	2,496,594
Spectrum Pharmaceuticals, Inc. 144A (2)(f)	2.750%	12/15/18		1,475	1,463,938
Theravance, Inc. (2)	2.125%	01/15/23		1,600	2,062,000

					24,409,256

Industrials - 1.1%
Aegean Marine Petroleum Network, Inc. (Marshall Islands) (2)(a)	4.000%	11/01/18		1,000	1,001,875
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)(g)	7.500%	12/31/14		1,850	—
JetBlue Airways Corp., Series A-C (2)	6.750%	10/15/39		4,000	7,277,500
Layne Christensen Co. 144A (2)(f)	4.250%	11/15/18		1,700	1,768,000
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(f)	0.750%	04/05/17	EUR	2,800	5,264,607
MasTec, Inc. (2)	4.000%	06/15/14		$2,125	5,847,734

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Industrials - 1.1% (continued)
MasTec, Inc. (2)	4.250%	12/15/14	$2,400	$6,751,500
UTi Worldwide, Inc. 144A (2)(a)(f)	4.500%	03/01/19	2,850	3,035,250

				30,946,466

Information Technology - 2.4%
Blucora, Inc. 144A (2)(f)	4.250%	04/01/19	1,675	1,892,750
CACI International, Inc. (2)	2.125%	05/01/14	9,950	13,426,281
GT Advanced Technologies, Inc. (2)(a)	3.000%	10/01/17	3,325	7,643,344
Micron Technology, Inc. (2)	2.375%	05/01/32	1,375	3,455,547
Micron Technology, Inc. (2)	3.125%	05/01/32	7,204	17,888,433
ModusLink Global Solutions, Inc. 144A (2)(f)	5.250%	03/01/19	5,175	5,165,297
Powerwave Technologies, Inc. (3)(b)(g)	3.875%	10/01/27	4,104	410
Quantum Corp. (2)	4.500%	11/15/17	1,650	1,681,969
Rambus, Inc. 144A (2)(f)	1.125%	08/15/18	5,600	6,268,500
SouthPeak Interactive Corp. (3)(b)(g)	10.000%	12/31/14	2,500	239,510
SunEdison, Inc. 144A (2)(f)	2.000%	10/01/18	3,575	5,197,156
SunEdison, Inc. 144A (2)(f)	2.750%	01/01/21	1,625	2,408,047

				65,267,244

Materials - 0.3%
AuRiCo Gold, Inc. (Canada) (2)	3.500%	10/01/16	1,270	1,314,450
Cereplast, Inc. (3)(b)(g)	7.000%	06/01/16	3,516	101
Jaguar Mining, Inc. (3)(b)(g)	5.500%	03/31/16	500	25,000
ShengdaTech, Inc. (3)(b)(f)(g)	6.000%	06/01/18	300	3,000
ShengdaTech, Inc. (3)(b)(f)(g)	6.500%	12/15/15	1,200	12,000
Stillwater Mining Co. (2)	1.750%	10/15/32	4,825	6,290,594

				7,645,145

Telecommunication Services - 0.1%
Level 3 Communications, Inc., Series B (2)	7.000%	03/15/15	$1,280	1,968,000

TOTAL CONVERTIBLE BONDS (cost $305,832,355)				342,747,915

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 4.9%	SHARES	VALUE (Note 3)
Aberdeen Global Income Fund, Inc. (a)	18,732	$203,804
Adams Express Co. (a)	10,337	134,174
Advent Claymore Convertible Securities and Income Fund (a)	22,828	424,144
Advent Claymore Convertible Securities and Income Fund II (2)(a)	160,465	1,213,115
Advent Claymore Enhanced Growth & Income Fund (a)	65,409	665,864
Alliance California Municipal Income Fund, Inc. (a)	21,701	276,037
AllianceBernstein National Municipal Income Fund, Inc. (a)	8,397	111,428
Alpine Global Dynamic Dividend Fund (a)	14,612	146,266
Alpine Global Premier Properties Fund (a)	41,400	291,870
Alpine Total Dynamic Dividend Fund (a)	109,263	916,717
Ares Dynamic Credit Allocation Fund, Inc. (2)	2,776	50,301
Avenue Income Credit Strategies Fund	6,707	118,043
BlackRock Build America Bond Trust	81,186	1,643,205
BlackRock California Municipal Income Trust (2)	1,453	21,272
BlackRock Core Bond Trust	172,266	2,315,255
BlackRock Corporate High Yield Fund, Inc. (2)	60,031	735,980
BlackRock Credit Allocation Income Trust	616,439	8,334,255
BlackRock EcoSolutions Investment Trust	5,628	45,305
BlackRock Energy and Resources Trust	50,316	1,215,131
BlackRock Enhanced Capital and Income Fund, Inc.	139,005	1,943,290
BlackRock Enhanced Equity Dividend Trust	736,424	5,847,207
BlackRock Global Opportunities Equity Trust	390,031	5,706,154
BlackRock Income Opportunity Trust, Inc. (2)	231,336	2,389,701
BlackRock International Growth and Income Trust	411,067	3,313,200
BlackRock Long-Term Municipal Advantage Trust	8,246	89,469
BlackRock Muni Intermediate Duration Fund, Inc. (2)	19,434	275,963
BlackRock MuniAssets Fund, Inc.	29,613	364,832
BlackRock Municipal Bond Trust	1,836	27,191
BlackRock Municipal Income Investment Quality Trust	17,556	241,219
BlackRock Municipal Income Quality Trust	9,479	128,440
BlackRock Municipal Target Term Trust	52,449	1,000,727
BlackRock MuniEnhanced Fund, Inc.	5,694	62,178

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
BlackRock MuniHoldings California Quality Fund, Inc.	46,037	$640,835
BlackRock MuniHoldings Investment Quality Fund	25,525	342,035
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	28,896	399,632
BlackRock MuniHoldings New York Quality Fund, Inc.	4,298	57,421
BlackRock MuniHoldings Quality Fund II, Inc.	8,407	107,105
BlackRock MuniHoldings Quality Fund, Inc.	25,572	323,230
BlackRock MuniYield California Fund, Inc. (2)	4,629	68,046
BlackRock MuniYield California Quality Fund, Inc.	26,057	377,305
BlackRock MuniYield Investment Quality Fund (2)	12,602	165,086
BlackRock MuniYield Michigan Quality Fund II, Inc.	32,515	404,812
BlackRock MuniYield Michigan Quality Fund, Inc.	37,830	501,248
BlackRock MuniYield New Jersey Fund, Inc. (2)	11,387	162,606
BlackRock MuniYield New Jersey Quality Fund, Inc.	9,515	131,783
BlackRock MuniYield New York Quality Fund, Inc. (2)	3,526	45,767
BlackRock MuniYield Pennsylvania Quality Fund	24,298	338,714
BlackRock MuniYield Quality Fund II, Inc.	8,323	104,038
BlackRock MuniYield Quality Fund III, Inc.	23,280	316,608
BlackRock New Jersey Municipal Income Trust	162	2,252
BlackRock Real Asset Equity Trust	174,775	1,555,497
BlackRock Resources & Commodities Strategy Trust	245,016	2,817,684
Calamos Convertible and High Income Fund (2)	59,961	808,274
CBRE Clarion Global Real Estate Income Fund	152,185	1,270,745
Central Securities Corp.	59,459	1,330,098
Cohen & Steers Closed-End Opportunity Fund, Inc.	50,774	652,446
Cohen & Steers Dividend Majors Fund, Inc.	18,590	287,030
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	27,366	651,311
Cohen & Steers Quality Income Realty Fund, Inc.	137,705	1,450,034
Cohen & Steers REIT and Preferred Income Fund, Inc.	83,087	1,412,479
Cohen & Steers Select Preferred and Income Fund, Inc.	21,995	548,115
Cushing Renaissance Fund/The	500	12,920
Cutwater Select Income Fund	23,034	447,320
Delaware Investments Minnesota Municipal Income Fund II, Inc.	12,549	167,529

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
DTF Tax-Free Income, Inc.	11,039	$163,267
Duff & Phelps Utility and Corporate Bond Trust, Inc.	25,938	267,940
DWS High Income Opportunities Fund, Inc.	49,007	715,992
DWS High Income Trust	3,927	36,875
Eaton Vance California Municipal Bond Fund	49,317	535,089
Eaton Vance Enhanced Equity Income Fund	20,126	263,047
Eaton Vance Enhanced Equity Income Fund II	25,308	334,319
Eaton Vance Limited Duration Income Fund	38,517	587,384
Eaton Vance Municipal Bond Fund	34,709	412,343
Eaton Vance Municipal Bond Fund II (2)	11,276	131,140
Eaton Vance National Municipal Opportunities Trust (2)	37,677	730,557
Eaton Vance New York Municipal Bond Fund	34,810	417,372
Eaton Vance Risk-Managed Diversified Equity Income Fund	249,320	2,817,316
Eaton Vance Short Duration Diversified Income Fund (2)	22,454	341,076
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	48,157	582,700
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	13,077	181,247
Eaton Vance Tax-Advantaged Dividend Income Fund	52,664	1,035,374
Eaton Vance Tax-Managed Diversified Equity Income Fund	62,109	692,515
Ellsworth Fund Ltd.	32,543	279,870
First Trust Aberdeen Emerging Opportunity Fund	1,612	29,048
First Trust Aberdeen Global Opportunity Income Fund	36,931	515,187
First Trust Enhanced Equity Income Fund	48,533	647,430
First Trust High Income Long/Short Fund	62,578	1,109,508
First Trust Strategic High Income Fund II	11,514	183,418
Fort Dearborn Income Securities, Inc.	20,779	299,425
Franklin Templeton Limited Duration Income Trust	21,624	282,193
General American Investors Co., Inc.	1,194	42,065
Guggenheim Build America Bonds Managed Duration Trust	10,130	209,894
ING Global Advantage and Premium Opportunity Fund	11,478	137,277
ING Global Equity Dividend & Premium Opportunity Fund	130,152	1,197,398
ING Infrastructure Industrials and Materials Fund	20,204	355,186
ING Risk Managed Natural Resources Fund	59,200	625,152

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Invesco Advantage Municipal Income Trust II	46,870	$515,101
Invesco Bond Fund	63,328	1,151,303
Invesco California Value Municipal Income Trust	32,304	381,187
Invesco Dynamic Credit Opportunities Fund	32,701	423,151
Invesco High Income Trust II (2)	1,410	23,293
Invesco Municipal Income Opportunities Trust	48,940	323,004
Invesco Municipal Opportunity Trust (2)	85,728	1,045,882
Invesco Municipal Trust (2)	68,223	825,498
Invesco Pennsylvania Value Municipal Income Trust	9,149	121,956
Invesco Quality Municipal Income Trust	55,894	660,108
Invesco Trust for Investment Grade Municipals	60,708	777,062
Invesco Value Municipal Income Trust	31,123	448,171
John Hancock Hedged Equity & Income Fund	40,571	710,398
John Hancock Income Securities Trust	8,734	126,643
John Hancock Premium Dividend Fund	110,452	1,430,353
John Hancock Tax-Advantaged Dividend Income Fund	69,734	1,389,101
Lazard Global Total Return and Income Fund, Inc.	4,144	72,147
Liberty All Star Equity Fund	4,994	29,415
LMP Corporate Loan Fund, Inc.	4,609	55,907
LMP Real Estate Income Fund, Inc.	24,068	260,897
Macquarie Global Infrastructure Total Return Fund, Inc.	8,665	203,628
Madison Covered Call & Equity Strategy Fund	74,740	618,100
MFS Investment Grade Municipal Trust	10,899	97,655
MFS Municipal Income Trust	13,103	85,170
Montgomery Street Income Securities, Inc.	16,865	271,358
Morgan Stanley Emerging Markets Fund, Inc.	10,389	158,432
Morgan Stanley Income Securities, Inc.	45,673	801,104
Neuberger Berman High Yield Strategies Fund, Inc.	5,649	76,939
New America High Income Fund, Inc./The	8,474	83,130
Nuveen AMT-Free Municipal Income Fund	102,875	1,331,203
Nuveen Arizona Premium Income Municipal Fund	19,222	245,465
Nuveen Build America Bond Opportunity Fund	16,393	336,057
Nuveen Build American Bond Term Fund	48,414	949,883
Nuveen California AMT-Free Municipal Income Fund	70,562	938,475

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Nuveen California Dividend Advantage Municipal Fund	14,985	$207,992
Nuveen California Dividend Advantage Municipal Fund 2	16,464	224,898
Nuveen California Dividend Advantage Municipal Fund 3	36,450	445,055
Nuveen California Investment Quality Municipal Fund, Inc.	2,983	41,464
Nuveen California Municipal Market Opportunity Fund, Inc.	46	655
Nuveen California Performance Plus Municipal Fund, Inc.	661	9,142
Nuveen Connecticut Premium Income Municipal Fund	34,710	422,074
Nuveen Credit Strategies Income Fund	53,939	512,960
Nuveen Diversified Dividend & Income Fund	37,901	443,442
Nuveen Dividend Advantage Municipal Fund	67,690	906,369
Nuveen Dividend Advantage Municipal Fund 2	56,181	758,444
Nuveen Dividend Advantage Municipal Fund 3	94,193	1,233,928
Nuveen Dividend Advantage Municipal Income Fund	69,110	921,236
Nuveen Equity Premium Advantage Fund	22,775	289,015
Nuveen Equity Premium Income Fund	13,487	170,476
Nuveen Georgia Dividend Advantage Municipal Fund 2	18,388	226,172
Nuveen Global Equity Income Fund	62,513	818,920
Nuveen Intermediate Duration Municipal Term Fund	80,135	958,415
Nuveen Investment Quality Municipal Fund, Inc.	22,521	317,997
Nuveen Maryland Premium Income Municipal Fund	61,272	759,160
Nuveen Municipal Advantage Fund, Inc.	91,238	1,184,269
Nuveen Municipal Market Opportunity Fund, Inc.	79,543	1,014,969
Nuveen Municipal Opportunity Fund, Inc.	99,967	1,375,546
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	32,297	428,581
Nuveen New Jersey Premium Income Municipal Fund, Inc.	16,567	226,637
Nuveen New York AMT-Free Municipal Income Fund	79,689	1,017,629
Nuveen New York Dividend Advantage Municipal Fund (2)	14,004	186,253
Nuveen New York Municipal Value Fund, Inc.	4,275	40,356
Nuveen New York Performance Plus Municipal Fund, Inc. (2)	12,267	171,493
Nuveen North Carolina Premium Income Municipal Fund	39,608	501,437
Nuveen Ohio Quality Income Municipal Fund	7,329	111,621
Nuveen Pennsylvania Investment Quality Municipal Fund	51,166	682,043

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Nuveen Performance Plus Municipal Fund, Inc.	49,793	$720,505
Nuveen Preferred & Income Term Fund	12,921	294,599
Nuveen Preferred Income Opportunities Fund	141,154	1,311,321
Nuveen Premier Municipal Income Fund, Inc.	24,761	325,360
Nuveen Premium Income Municipal Fund 2, Inc.	125,005	1,673,817
Nuveen Premium Income Municipal Fund 4, Inc.	29,574	367,013
Nuveen Premium Income Municipal Fund, Inc.	79,054	1,036,398
Nuveen Quality Income Municipal Fund, Inc.	114,285	1,518,848
Nuveen Quality Municipal Fund, Inc. (2)	69,696	889,321
Nuveen Quality Preferred Income Fund	164,529	1,324,458
Nuveen Quality Preferred Income Fund II	385,842	3,349,109
Nuveen Quality Preferred Income Fund III	68,416	572,642
Nuveen Select Quality Municipal Fund	58,927	780,193
Nuveen Select Tax Free	2,203	29,696
Nuveen Select Tax Free 2	1,138	14,931
Nuveen Tax-Advantaged Dividend Growth Fund	11,689	178,842
Nuveen Texas Quality Income Municipal Fund	6,703	91,295
Nuveen Virginia Premium Income Municipal Fund	25,927	329,791
Petroleum & Resources Corp.	76,179	2,126,918
Prudential Global Short Duration High Yield Fund, Inc.	8,316	146,112
Putnam High Income Securities Fund	38,882	325,442
Putnam Managed Municipal Income Trust	47,112	327,900
Putnam Municipal Opportunities Trust	70,361	800,005
Royce Value Trust, Inc.	15,999	251,664
Stone Harbor Emerging Markets Total Income Fund	372	6,923
Templeton Global Income Fund (2)	16,060	129,122
Transamerica Income Shares, Inc.	18,793	389,786
Tri-Continental Corp.	7,299	146,564
Wells Fargo Advantage Global Dividend Opportunity Fund	124,813	982,278
Wells Fargo Advantage Income Opportunities Fund	7,653	72,321
Wells Fargo Advantage Multi-Sector Income Fund	96,394	1,397,713
Western Asset Global Corporate Defined Opportunity Fund, Inc. (2)	92,413	1,680,992
Western Asset Global High Income Fund, Inc.	12,506	153,824

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Western Asset High Income Opportunity Fund, Inc.	33,759	$204,242
Western Asset Income Fund	25,197	334,364
Western Asset Intermediate Muni Fund, Inc.	2,589	24,621
Western Asset Investment Grade Defined Opportunity Trust, Inc.	18,306	369,232
Western Asset Managed High Income Fund, Inc.	27,627	158,303
Western Asset Municipal High Income Fund, Inc.	38,535	270,130
Western Asset Municipal Partners Fund, Inc.	10,608	153,073
Western Asset Worldwide Income Fund, Inc.	41,827	515,727
Zweig Fund, Inc.	31,448	477,695

TOTAL CLOSED END FUNDS (cost $126,222,174)		134,139,260

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
LOAN PARTICIPATIONS - 0.5%
Consumer Discretionary - 0.2%
Dex Media West, Inc. (2)(i)	8.000%	12/30/16	$1,511	$1,221,560
Exide Technologies (2)	9.000%	10/09/14	3,504	3,561,356
RH Donnelley, Inc. (2)(i)	9.750%	10/24/14	3,678	2,324,291

				7,107,207

Energy - 0.2%
Overseas Shipholding Group, Inc. (2)(g)	0.000%	12/31/14	3,974	4,348,888

Financials - 0.1%
J.G. Wentworth LLC (3)(b)	7.000%	01/22/18	1,876	1,909,007

TOTAL LOAN PARTICIPATIONS (cost $13,502,570)				13,365,102

	SHARES	VALUE (Note 3)
PREFERRED STOCKS - 0.2%
Financials - 0.1%
Ally Financial, Inc., Perpetual Preferred Stock, Series G 144A (2)(e)(f)	2,175	$2,148,220
First Bank, Inc., Perpetual Preferred Stock (3)†(b)(e)	2,458	788,924

		2,937,144

Telecommunication Services - 0.0% (d)
Verizon Communications, Inc. †	35,200	878,592

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Utilities - 0.1%
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A †(e)(i)	218,975	$1,729,902

TOTAL PREFERRED STOCKS (cost $5,449,468)		5,545,638

RIGHTS - 0.0% (d)
Financials - 0.0% (d)
Quartet Merger Corp. †	907,200	272,160

Health Care - 0.0% (d)
American Medical Alert Corp. (3)†(b)	283,523	2,835
American Surgical Holdings, Inc. (3)†(b)	15,747	—
Community Health Systems, Inc. †	2,402,200	145,333
Forest Laboratories, Inc. (3)†(b)	335,833	—

		148,168

Information Technology - 0.0% (d)
Gerber Scientific, Inc. (3)†(b)	879,944	—

TOTAL RIGHTS (cost $—)		420,328

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 6.4%
U.S. Treasury Bills, 0.080%, 05/29/2014 (2)(a)(k)	$23,800	23,799,334
U.S. Treasury Bills, 0.084%, 06/05/2014 (2)(a)(k)	23,800	23,799,143
U.S. Treasury Bills, 0.052%, 07/31/2014 (2)(k)	105,703	105,688,084
U.S. Treasury Bills, 0.062%, 08/7/2014 (2)(k)	22,400	22,395,713

TOTAL SHORT-TERM INVESTMENTS (cost $175,672,824)		175,682,274

	SHARES
WARRANTS - 1.3%
Consumer Discretionary - 0.2%
EveryWare Global, Inc. (2)†	756,000	264,600
General Motors Co. †*	861,521	2,429,489
Hemisphere Media Group, Inc. †	743,407	869,786
IVS Group SA (Luxembourg) (2)†	590,301	357,414

		3,921,289

	SHARES	VALUE (Note 3)
Energy - 0.0% (d)
Green Field Energy Services, Inc. (3)†(b)	2,025	$20
Harvest Natural Resources, Inc. (3)†(b)	51,454	17,701
Integrated Drilling Equipment Holdings Corp. (3)†(b)	680,000	20,400
Syntroleum Corp. (3)†(b)	253,165	2,188

		40,309

Financials - 1.0%
Aquasition Corp. (United Kingdom) (2)†(a)	850,000	221,000
Associated Banc-Corp †	20,065	46,149
Boston Private Financial Holdings, Inc. †	97,674	658,323
Cambridge Capital Acquisition Corp. †	1,478,400	620,928
Capitol Acquisition Corp. II †	720,000	241,920
Chart Acquisition Corp. (3)†(b)	1,268,625	646,999
Cis Acquisition Ltd. (Russian Federation) (3)†(b)	850,000	170,000
Collabrium Japan Acquisition Corp. (United Kingdom) (2)†	595,000	85,680
Comerica, Inc. †	9,708	49,899
Infinity Cross Border Acquisition Corp. (Israel) †	287,100	183,744
Levy Acquisition Corp. (2)†	945,000	444,150
Neostem (3)†(b)	243,000	18,172
Prime Acquisition Corp. (China) (3)†(b)	528,984	142,826
Quinpario Acquisition Corp. †	1,933,070	1,217,834
ROI Acquisition Corp. II (2)†	882,000	291,060
Signature Bank †	107,610	10,253,081
Silver Eagle Acquisition Corp. (2)†	1,971,250	1,320,737
Valley National Bancorp †	49,509	24,259
Wintrust Financial Corp. †	415,782	10,747,965

		27,384,726

Health Care - 0.0% (d)
Cormedix, Inc. †(a)	75,400	49,764
Healthcare Corp. of America (3)†(b)	414,792	45,627
Pluristem Therapeutics, Inc. (Israel) †	63,750	22,312
ReGeneRx Biopharmaceuticals, Inc. †	240,000	10,800
Venaxis, Inc. (2)†	24,000	9,941

		138,444

Industrials - 0.0% (d)
Arabella Exploration, Inc. (Hong Kong) †(a)	328,820	345,261
Jack Cooper Holdings Corp. (3)†(a)(b)	2,223	277,875

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Industrials - 0.0% (d) (continued)
Pingtan Marine Enterprise Ltd. (China) †	395,000	$79,000

		702,136

Information Technology - 0.1%
exceet Group SE (Germany) (2)†	72,000	8,828
Global Eagle Entertainment, Inc. †	372,773	2,039,068
Net Element International, Inc. (Bulgaria) (2)†	319,668	31,967
RMG Networks Holding Corp. (2)†	631,210	441,847
Transwitch Corp. (3)†(b)	640,000	13

		2,521,723

Materials - 0.0% (d)
Plastec Technologies Ltd. (Hong Kong) (3)†(b)	56,004	—
Tecnoglass, Inc. †	371,009	1,057,376

		1,057,376

Utilities - 0.0% (d)
Electrawinds SE (Germany) (3)†(b)	621,000	4,277

TOTAL WARRANTS (cost $12,543,772)		35,770,280

MONEY MARKET FUNDS - 21.9%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, Series I, 0.030% (2)(l)	23,513,167	23,513,167
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(l)	94,052,669	94,052,669
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.040% (2)(l)(m)	236,411,294	236,411,294
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(l)(m)	126,812,966	126,812,966
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (2)(l)	117,565,837	117,565,837

TOTAL MONEY MARKET FUNDS (cost $598,355,933)		598,355,933

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $2,671,287,976)		2,736,649,117

SECURITIES SOLD SHORT- (20.8)%

COMMON STOCKS - (18.4)%

Consumer Discretionary - (3.4)%
Comcast Corp., Class A	(483,661)	(24,192,723)

	SHARES	VALUE (Note 3)
Consumer Discretionary - (3.4)% (continued)
General Motors Co.	(174,442)	$(6,004,294)
JAKKS Pacific, Inc.	(292,311)	(2,110,485)
Jos. A. Bank Clothiers, Inc. †	(15,200)	(977,360)
Liberty Global PLC, Class A (United Kingdom) †	(93,798)	(3,901,997)
Liberty Global PLC, Class C (United Kingdom) †	(231,412)	(9,420,783)
Liberty Media Corp., Class A †	(40,372)	(5,277,832)
M/I Homes, Inc. †	(91,043)	(2,041,184)
Meritage Homes Corp. †	(24,688)	(1,033,933)
MGM Resorts International †	(188,756)	(4,881,230)
New Media Investment Group, Inc. †	(1)	(15)
Publicis Groupe SA (France) (2)	(291,706)	(26,335,539)
Sirius XM Holdings, Inc. †	(135,000)	(432,000)
Standard Pacific Corp. †	(626,165)	(5,203,431)

		(91,812,806)

Consumer Staples - (0.5)%
Bunge Ltd.	(6,408)	(509,500)
Loblaw Cos., Ltd. (Canada)	(109,907)	(4,662,721)
Universal Corp.	(12,936)	(722,993)
Vector Group Ltd.	(325,548)	(7,012,304)

		(12,907,518)

Energy - (0.5)%
Alpha Natural Resources, Inc. †	(239,142)	(1,016,354)
Cal Dive International, Inc. (2)†	(736,554)	(1,252,142)
Chesapeake Energy Corp.	(38,369)	(983,014)
Energy XXI Bermuda Ltd. (Bermuda)	(182,620)	(4,304,353)
ONEOK, Inc.	(50,107)	(2,968,840)
Polarcus Ltd. (Norway) (2)†	(155,079)	(120,414)
Tourmaline Oil Corp. (Canada) †	(41,522)	(1,962,858)
Vantage Drilling Co. †	(1,126,541)	(1,926,385)
ZaZa Energy Corp. †	(164,657)	(123,839)

		(14,658,199)

Financials - (5.3)%
American Equity Investment Life Holding Co.	(585,162)	(13,821,526)
American Realty Capital Properties, Inc. REIT	(277,388)	(3,888,980)
Associated Banc-Corp	(9,854)	(177,963)
AV Homes, Inc. †	(122,405)	(2,214,306)
Boston Private Financial Holdings, Inc.	(89,225)	(1,207,214)
Comerica, Inc.	(2,087)	(108,107)
Cowen Group, Inc., Class A †	(220,500)	(972,405)
E*TRADE Financial Corp. †	(163,100)	(3,754,562)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - (5.3)% (continued)
Essex Property Trust, Inc. REIT	(23,038)	$(3,917,612)
Gain Capital Holdings, Inc.	(48,346)	(522,620)
Heritage Financial Corp./WA (2)	(76,839)	(1,300,116)
Huntington Bancshares, Inc./OH	(267,415)	(2,666,128)
Iberiabank Corp.	(224)	(15,714)
KCAP Financial, Inc.	(72,757)	(630,076)
Lincoln National Corp.	(3,399)	(172,227)
M&T Bank Corp.	(322,125)	(39,073,762)
MB Financial, Inc.	(4,680)	(144,893)
MBIA, Inc. †	(168,536)	(2,357,819)
Meadowbrook Insurance Group, Inc.	(199,047)	(1,160,444)
Mercantile Bank Corp.	(54,787)	(1,129,708)
MGIC Investment Corp. †	(968,808)	(8,254,244)
NorthStar Realty Finance Corp. REIT	(26,820)	(432,875)
Old National Bancorp/IN	(194,923)	(2,906,302)
PacWest Bancorp	(185,468)	(7,976,979)
Radian Group, Inc.	(531,149)	(7,983,169)
Resource Capital Corp. REIT	(77,027)	(429,040)
Signature Bank †	(107,481)	(13,498,539)
Texas Capital Bancshares, Inc. †	(1,883)	(122,282)
TICC Capital Corp. (2)	(67,721)	(662,311)
Trico Bancshares	(14,589)	(378,293)
Umpqua Holdings Corp.	(195,748)	(3,648,743)
Valley National Bancorp	(4,495)	(46,793)
Wintrust Financial Corp.	(410,418)	(19,970,940)
Yadkin Financial Corp. †	(4,097)	(87,717)
ZAIS Financial Corp. REIT	(5,832)	(97,161)

		(145,731,570)

Health Care - (4.0)%
Accuray, Inc. †	(347,478)	(3,335,789)
Actavis PLC (Ireland) †	(121,895)	(25,092,086)
Affymetrix, Inc. †	(89,948)	(641,329)
Brookdale Senior Living, Inc. †	(30,020)	(1,005,970)
Chemed Corp.	(42,454)	(3,797,510)
Exelixis, Inc. †	(237,443)	(840,548)
Gilead Sciences, Inc. †	(989,431)	(70,111,081)
Healthways, Inc. †	(74,410)	(1,275,387)
Sequenom, Inc. †	(454,955)	(1,114,640)
Theravance, Inc. †	(50,098)	(1,550,032)

		(108,764,372)

Industrials - (1.0)%
Aegean Marine Petroleum Network, Inc. (Greece)	(49,188)	(484,994)

	SHARES	VALUE (Note 3)
Industrials - (1.0)% (continued)
Allegion PLC (Ireland)	(2)	$(104)
Genesee & Wyoming, Inc., Class A †	(1,211)	(117,854)
JetBlue Airways Corp. †	(1,086,897)	(9,445,135)
L-3 Communications Holdings, Inc.	(35,274)	(4,167,623)
Layne Christensen Co. †	(47,445)	(863,025)
MasTec, Inc. †	(224,970)	(9,772,697)
UTi Worldwide, Inc.	(131,699)	(1,394,692)

		(26,246,124)

Information Technology - (3.1)%
Applied Materials, Inc.	(1,055,394)	(21,551,145)
Blucora, Inc. †	(31,539)	(621,003)
CACI International, Inc., Class A †	(180,154)	(13,295,365)
Global Eagle Entertainment, Inc. †	(310,836)	(4,904,992)
GT Advanced Technologies, Inc. †	(314,859)	(5,368,346)
Micron Technology, Inc. †	(778,011)	(18,407,740)
Rambus, Inc. †	(315,428)	(3,390,851)
Riverbed Technology, Inc. †	(87,000)	(1,714,770)
SunEdison, Inc. †	(285,126)	(5,371,774)
TriQuint Semiconductor, Inc. †	(408,099)	(5,464,446)
VMware, Inc., Class A †	(46,479)	(5,020,662)

		(85,111,094)

Materials - (0.4)%
Coeur Mining, Inc. †	(2,431)	(22,584)
Louisiana-Pacific Corp. †	(212,910)	(3,591,792)
Martin Marietta Materials, Inc.	(2,725)	(349,754)
RTI International Metals, Inc. †	(16,610)	(461,426)
Stillwater Mining Co. †	(289,446)	(4,286,695)
Vale SA ADR (Brazil)	(195,480)	(2,703,488)

		(11,415,739)

Telecommunication Services - (0.2)%
Level 3 Communications, Inc. †	(27,022)	(1,057,641)
United States Cellular Corp.	(73,814)	(3,027,112)

		(4,084,753)

Utilities - 0.0% (d)
Fortis, Inc. (Canada)	(300)	(8,554)
ONE Gas, Inc. †	(12,527)	(450,095)

		(458,649)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $435,166,157)		(501,190,824)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE BONDS - (0.3)%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Discretionary - (0.3)%
Ford Motor Co. (2) (proceeds $8,726,662)	4.250%	11/15/16	$(4,825)	$(8,736,266)

	SHARES	VALUE (Note 3)
EXCHANGE TRADED FUNDS - 0.0%(d)
SPDR S&P Regional Banking ETF
(proceeds $124,438)	(3,082)	$(127,533)

PREFERRED STOCKS - (0.6)%
Consumer Discretionary - (0.6)%
Volkswagen AG (Germany) (2)
(proceeds $13,734,005)	(67,195)	(17,423,381)

	INTEREST	MATURITY DATE	CURRENCY
U.S. TREASURY OBLIGATIONS - (1.5)%
U.S. Treasury Notes (2)	0.250%	08/15/15	USD	$(1,475)	$(1,476,209)
U.S. Treasury Notes (2)	0.250%	10/15/15	USD	(10,927)	(10,926,574)
U.S. Treasury Notes (2)	0.750%	12/31/17	USD	(28,704)	(28,145,131)
TOTAL U.S. TREASURY OBLIGATIONS

(proceeds $40,753,153)					(40,547,914)

TOTAL SECURITIES SOLD SHORT
(proceeds $498,504,415)	(568,025,918)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 79.5%
(cost $2,172,783,561)	2,168,623,199

OTHER ASSETS IN EXCESS OF LIABILITIES - 20.5% (n)	558,926,212

NET ASSETS - 100.0%	$2,727,549,411

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2014, the value of these securities was $171,157,095. In addition, $551,776,431 of cash collateral was pledged.
(b)	Security fair valued at as of March 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $116,518,263 or 4.3% of total net assets.
(c)	Represents a Pay-in-Kind Stock.
(d)	Represents less than 0.05 percent of net assets.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2014.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Defaulted security.
(h)	Represents a step bond. The rate shown reflects the yield at March 31, 2014.
(i)	Indicates a variable rate security. The interest rate shown represents the discount rate at March 31, 2014.
(j)	Represents a Pay-in-Kind Bond.
(k)	The rate shown is the effective yield at the date of purchase.
(l)	Represents annualized seven-day yield as of March 31, 2014.
(m)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(n)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	All or a portion of this security has been segregated for covered call options written.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of March 31, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank, Inc.	Markit CDX North America High Yield Index Series 21	5.000%	USD	3.120%	205,725,000	$(16,489,580)	12/20/2018	$185,874
CitiBank, Inc.	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.360%	215,500,000	(16,117,743)	06/20/2019	(56,031)
CitiBank, Inc.	Markit CDX North America Investment Grade Index Series 22	1.000%	USD	0.690%	7,900,000	(114,376)	06/20/2019	(8,637)

						$(32,721,699)		$121,206

Credit default swap contracts sell protection as of March 31, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank, Inc.	Markit CDX North America High Yield Index Series 21	5.000%	USD	3.120%	205,725,000	$16,489,580	12/20/2018	$(185,874)
CitiBank, Inc.	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.360%	25,000	1,800	06/20/2019	60

						$16,491,380		$(185,814)

Cash held as collateral at CitiBank for credit default swap contracts was $22,627,980 at March 31, 2014.

Open written options contracts outstanding at March 31, 2014:

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
4,000	General Motors Co. (Exercise price $42)	J.P. Morgan	January 15, 2016	$(2,203,697)	$(872,000)	$1,331,697
1,953	Sirius XM Holdings, Inc. (Exercise price $4)(2)	J.P. Morgan	April 19, 2014	(31,161)	(3,906)	27,255
1,282	Sirius XM Holdings, Inc. (Exercise price $4)	J.P. Morgan	June 21, 2014	(56,344)	(14,102)	42,242
125	Time Warner Cable, Inc. (Exercise price $130)	J.P. Morgan	April 19, 2014	(104,522)	(95,000)	9,522
125	Time Warner Cable, Inc. (Exercise price $130)	J.P. Morgan	July 19, 2014	(121,398)	(120,000)	1,398
25	Time Warner Cable, Inc. (Exercise price $130)	J.P. Morgan	January 17, 2015	(24,098)	(33,000)	(8,902)

				$(2,541,220)	$(1,138,008)	$1,403,212

(2) Level 2 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
4,883	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	$(450,463,706)	$(455,242,090)	$(4,778,384)
341	Barclays Capital	U.S. Treasury 10-Year Note Futures	June 19, 2014	(42,245,122)	(42,113,500)	131,622
1,253	J.P. Morgan	U.S. Treasury 2-Year Note Futures	June 30, 2014	(275,443,296)	(275,111,812)	331,484
354	J.P. Morgan	U.S. Treasury 5-Year Note Futures	June 30, 2014	(42,253,773)	(42,109,407)	144,366

				$(810,405,897)	$(814,576,809)	$(4,170,912)

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $22,362,236 and $92,357, respectively at March 31, 2014.

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 04/02/14	The Royal Bank of Scotland	CAD	13,931,388	$12,585,706	$12,601,888	$16,182
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	545,538	738,339	751,553	13,214
Euro, Expiring 05/07/14	The Royal Bank of Scotland	EUR	9,905,901	13,644,685	13,645,923	1,238
Euro, Expiring 08/07/14	The Royal Bank of Scotland	EUR	355,904	492,385	490,248	(2,137)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	19,387,600	3,091,382	3,159,073	67,691

				$30,552,497	$30,648,685	$96,188

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 04/02/14	The Royal Bank of Scotland	CAD	(13,931,388)	$(12,489,119)	$(12,601,889)	$(112,770)
Canadian Dollar, Expiring 04/04/14	The Royal Bank of Scotland	CAD	(15,815,638)	(14,298,620)	(14,305,693)	(7,073)
Canadian Dollar, Expiring 05/22/14	The Royal Bank of Scotland	CAD	(3,651,869)	(3,243,684)	(3,299,410)	(55,726)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(2,605,188)	(3,582,530)	(3,588,623)	(6,093)
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(566,538)	(774,292)	(780,483)	(6,191)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 05/07/14	The Royal Bank of Scotland	EUR	(9,905,901)	$(13,507,839)	$(13,645,926)	$(138,087)
Euro, Expiring 06/09/14	The Royal Bank of Scotland	EUR	(742,500)	(954,016)	(1,022,793)	(68,777)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(2,605,187)	(3,582,514)	(3,588,621)	(6,107)
Euro, Expiring 06/27/14	The Royal Bank of Scotland	EUR	(326,437)	(426,548)	(449,662)	(23,114)
Euro, Expiring 07/09/14	The Royal Bank of Scotland	EUR	(2,553,796)	(3,456,338)	(3,517,798)	(61,460)
Euro, Expiring 01/07/15	The Royal Bank of Scotland	EUR	(4,521,429)	(6,157,853)	(6,228,595)	(70,742)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(28,938)	(1,134)
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(742,500)	(956,986)	(1,024,038)	(67,052)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(311,240)	(401,618)	(430,133)	(28,515)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(29,092)	(1,206)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(29,573)	(1,563)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	(26,520,644)	(4,428,687)	(4,415,785)	12,902
Norwegian Krone, Expiring 05/19/14	The Royal Bank of Scotland	NOK	(978,750)	(164,808)	(163,157)	1,651
Norwegian Krone, Expiring 06/11/14	The Royal Bank of Scotland	NOK	(1,389,722)	(222,926)	(231,457)	(8,531)
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	(28,564,527)	(4,761,030)	(4,756,099)	4,931
Norwegian Krone, Expiring 06/27/14	The Royal Bank of Scotland	NOK	(368,000)	(59,102)	(61,252)	(2,150)
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	(2,053,978)	(332,973)	(340,781)	(7,808)
Norwegian Krone, Expiring 09/29/14	The Royal Bank of Scotland	NOK	(368,000)	(58,875)	(61,027)	(2,152)
Norwegian Krone, Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,843,458)	19,832
Norwegian Krone, Expiring 12/11/14	The Royal Bank of Scotland	NOK	(1,397,358)	(222,594)	(231,092)	(8,498)
Norwegian Krone, Expiring 12/18/14	The Royal Bank of Scotland	NOK	(2,066,424)	(333,693)	(341,650)	(7,957)
Norwegian Krone, Expiring 12/29/14	The Royal Bank of Scotland	NOK	(364,000)	(58,017)	(60,157)	(2,140)
Norwegian Krone, Expiring 03/19/15	The Royal Bank of Scotland	NOK	(2,082,751)	(334,977)	(343,176)	(8,199)
Norwegian Krone, Expiring 03/27/15	The Royal Bank of Scotland	NOK	(360,000)	(57,174)	(59,300)	(2,126)
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	(4,251,474)	(4,419,256)	(167,782)
Norwegian Krone, Expiring 06/18/15	The Royal Bank of Scotland	NOK	(75,604,625)	(12,130,511)	(12,422,832)	(292,321)
Norwegian Krone, Expiring 06/29/15	The Royal Bank of Scotland	NOK	(12,368,000)	(1,956,652)	(2,031,558)	(74,906)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,159,073)	107,858
Swedish Krona, Expiring 05/12/14	The Royal Bank of Scotland	SEK	(85,724,200)	(13,272,894)	(13,236,360)	36,534

				(112,692,265)	(113,748,737)	(1,056,472)

				$(82,139,768)	$(83,100,052)	$(960,284)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $548,783 at March 31, 2014.

CAD - Canadian Dollar

EUR - Euro

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at March 31, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Bank of America	The Fund receives or pays the total return on a portfolio of short position and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 08/12/2019	$712,572

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United States
Herbalife Ltd.	(82,666)	(5,459,101)	724,819

Net Cash and Other Receivables/ (Payables) (b)			(12,247)

Swaps, at Value			$712,572

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Bank of America in the amount of $1,030,622 at March 31, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 10/16/2014	$(794,311)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Aurora Oil & Gas Ltd.	63,756	$242,762	$(183)
Dexus Property Group	23	21	1
Envestra Ltd.	2,065,985	2,204,968	(45,969)

			(46,151)

Total of Long Equity Positions			(46,151)

Short Positions

Australia
APA Group	(373,240)	(2,100,243)	(124,280)

Total of Long and Short Equity Positions			(170,431)

Net Cash and Other Receivables/ (Payables) (b)			(623,880)

Swaps, at Value			$(794,311)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $17,732,790 at March 31, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	12 months maturity 06/19/2014	$(62,216)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions
United Kingdom
AZ Electronic Materials SA	1,559,372	$10,238,940	$244,934

Short Positions
United Kingdom
AMEC PLC	(454,453)	(8,223,725)	(287,568)

Total of Long and Short Equity Positions			(42,634)

Net Cash and Other Receivables/ (Payables) (b)			(19,582)

Swaps, at Value			$(62,216)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
J.P.Morgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	Maturity dates ranging from 10/01/2014 -04/20/2015	$(5,567,214)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
Aegean Marine Petroleum Network, Inc.	3,514	$33,988	$661
Alpha Natural Resources, Inc.	57,067	275,651	(33,116)
American Realty Capital Properties, Inc.	5,424	74,787	1,257
Bunge Ltd.	10,700	1,121,999	12,201
CACI International, Inc.	72,730	5,507,393	(139,919)
Cal Dive International, Inc.	26,815	45,950	(364)
Chesapeake Energy Corp.	6,009	150,405	3,545
CommonWealth REIT	14,875	372,619	893
Dominion Resources, Inc.	233,650	13,436,464	(1,589)
Dominion Resources, Inc.	242,350	13,962,220	(51,330)
Energy XXI, Inc.	9,535	2,097,700	467,811
Genesee & Wyoming, Inc.	1,235	119,375	815
Gilead Sciences, Inc.	910,631	68,342,857	(3,815,544)
Gold Point Energy Corp.	1,140,000	114	(114)
Goodyear Tire & Rubber Co./The	128,800	9,778,316	(451,908)
Intel Corp.	130,413	3,198,199	167,761
iStar Financial, Inc.	50,625	3,273,083	(20,427)
Meadowbrook Insurance Group, Inc.	36,345	201,902	9,990
Meritage Homes Corp.	2,554	106,915	47
NextEra Energy, Inc.	338,150	20,788,244	515,206
NextEra Energy, Inc.	97,050	5,924,622	27,454
NextEra Energy, Inc.	270,700	14,493,549	129,665
ON Semiconductor Corp.	78,667	723,351	16,118
Post Holdings, Inc.	62,897	7,262,660	(336,128)
PPL Corp.	56,825	3,079,347	28,981
Resource Capital Corp.	33,446	190,694	(4,400)
Salesforce.com, Inc.	545	48,306	(17,192)
Sanchez Energy Corp.	411,250	28,461,872	2,227,659
Thompson Creek Metals Co., Inc.	226,250	3,101,887	(174,212)
Time Warner Cable, Inc.	2,000	276,040	(1,680)
Universal Corp.	16,050	20,051,442	342,090

			(1,095,769)

Total of Long Equity Positions			(1,095,769)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United States
A.M. Castle & Co.	(74,655)	$(1,090,069)	$(6,613)
Accuray, Inc.	(224,128)	(2,174,042)	22,413
Affymetrix, Inc.	(285,716)	(2,126,504)	89,349
Albany Molecular Research, Inc.	(81,964)	(1,543,191)	19,480
Alliance Data Systems Corp.	(160,041)	(44,585,822)	982,652
Alliance One International, Inc.	(12,721)	(33,965)	(3,180)
American Equity Investment Life Holding Co.	(1,073,668)	(25,102,358)	(257,680)
Amkor Technology, Inc.	(1,967,268)	(12,039,680)	(1,455,778)
Annaly Capital Management, Inc.	(3,326)	(37,739)	1,253
ARES Captial Corp.	(81,588)	(1,420,194)	(17,387)
AV Homes, Inc.	(191,161)	(3,602,129)	144,027
Avis Budget Group, Inc.	(455,385)	(21,006,910)	(1,170,339)
BioMed Realty Trust, Inc.	(425,429)	(8,619,339)	(97,702)
Blucora, Inc.	(19,504)	(380,913)	(3,121)
Bristow Group, Inc.	(894)	(65,781)	(1,734)
Bunge Ltd.	(4,282)	(334,701)	(5,761)
CBIZ, Inc.	(166,228)	(1,481,389)	(41,260)
Cemex SAB de CV	(144,338)	(1,756,145)	(66,843)
Cenveo, Inc.	(319,527)	(1,048,571)	77,209
Chemed Corp.	(12,135)	(1,060,054)	(25,422)
China Medical Technologies, Inc.	(45,264)	(115,876)	115,423
Ciena Corp.	(1,105,966)	(26,235,399)	1,085,732
CMS Energy Corp.	(212,199)	(6,115,575)	(97,612)
Comcast Corp.	(5,750)	(291,180)	3,565
Concur Technologies, Inc.	(3,744)	(396,190)	25,272
Convergys Corp.	(613,142)	(12,586,905)	(847,036)
Covanta Holding Corp.	(407,262)	(7,066,692)	(284,387)
Digital Realty Trust, Inc.	(156,488)	(8,058,836)	(247,547)
Dominion Resources, Inc.	(278,460)	(19,432,601)	(335,275)
DR Horton, Inc.	(550,371)	(12,130,177)	214,645
E*Trade Financial Corp.	(4,272)	(101,790)	3,449
Encore Capital Group, Inc.	(23,884)	(1,128,165)	36,666
Energy XXI, Inc.	(50,123)	(1,105,845)	(75,554)
Equinix, Inc.	(151,967)	(27,823,638)	(265,942)
Exelixis, Inc.	(121,467)	(755,078)	325,084
Exterran Holdings, Inc.	(407,590)	(15,569,938)	(2,315,111)
Finisar Corp.	(36,347)	(894,406)	(69,153)
Gain Capital Holdings, Inc.	(19,216)	(210,920)	3,195
GenCorp, Inc.	(397,156)	(7,545,964)	289,924
General Cable Corp.	(156,520)	(4,361,376)	352,899
Goodrich Petroleum Corp.	(2,020)	(30,567)	(1,390)
Goodyear Tire & Rubber Co./The	(353,602)	(9,649,799)	410,178

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Group 1 Automotive, Inc.	(59,057)	$(3,947,960)	$70,278
GT Advanced Technologies, Inc.	(90,576)	(1,532,959)	(11,362)
Hawaiian Holdings, Inc.	(36,159)	(492,084)	(12,696)
Health Care REIT, Inc.	(39,400)	(2,319,587)	(28,653)
Healthways, Inc.	(2,655)	(44,755)	(752)
Host Hotels & Resorts, Inc.	(631,823)	(12,882,871)	94,773
Illumina, Inc.	(13,709)	(2,257,927)	219,948
iStar Financial, Inc.	(373,143)	(5,663,985)	156,394
JAKKS Pacific, Inc.	(232,926)	(1,667,750)	(13,976)
JetBlue Airways Corp.	(144,631)	(1,252,446)	(4,398)
KCAP Financial, Inc.	(200,036)	(1,610,648)	(121,664)
Kilroy Realty Corp.	(203,612)	(11,827,973)	(99,618)
L-3 Communications Holdings, Inc.	(41,694)	(4,807,318)	(118,828)
Layne Christensen Co.	(5,930)	(104,164)	(3,703)
Lennar Corp.	(967,118)	(38,719,728)	402,513
Leucadia National Corp.	(2,354)	(61,984)	(3,928)
Level 3 Communications, Inc.	(16,119)	(602,937)	(27,961)
Lexington Realty Trust	(959,799)	(10,912,915)	441,508
M/I Homes, Inc.	(9,396)	(215,234)	4,576
MasTec, Inc.	(64,923)	(2,698,849)	(121,406)
Meritor, Inc.	(32,890)	(385,239)	(17,664)
MGIC Investment Corp.	(535,152)	(4,561,539)	2,044
MGM Resorts International	(317,037)	(8,328,562)	129,985
Microchip Technology	(395,248)	(18,209,075)	(667,969)
Micron Technology, Inc.	(1,049,992)	(25,157,808)	314,998
Molina Healthcare, Inc.	(50,038)	(1,800,273)	(79,155)
Navistar International Corp.	(2,350)	(81,002)	1,408
NextEra Energy, Inc.	(336,168)	(31,623,177)	(521,207)
NorthStar Realty Finance Corp.	(915)	(14,804)	36
NRG Yield, Inc.	(122,631)	(4,669,541)	(178,063)
Nuance Communications, Inc.	(7,059)	(113,067)	(8,136)
NVIDIA Corp.	(17,385)	(318,105)	6,739
Omnicare, Inc.	(10,983)	(626,835)	(28,521)
Outerwall, Inc.	(31,802)	(2,057,589)	(248,056)
PDC Energy, Inc.	(100,401)	(5,902,079)	(348,887)
Pdl Biopharma, Inc.	(247,083)	(2,041,603)	(11,656)
Penson Worldwide, Inc.	(217,523)	(25,668)	25,668
PHH Corp.	(603,617)	(15,422,965)	(174,498)
Photronics, Inc.	(428,424)	(3,684,446)	29,990
Post Holdings, Inc.	(108,080)	(6,288,826)	331,457
PPL Corp.	(85,912)	(2,811,529)	(35,594)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Quantum Corp.	(721,311)	$(859,088)	$(20,911)
Radian Group, Inc.	(1,496,261)	(22,878,782)	389,979
Rambus, Inc.	(13,916)	(148,084)	(1,513)
Regeneron Pharmaceuticals, Inc.	(140,513)	(46,299,034)	4,105,790
Regis Corp.	(214,330)	(3,076,446)	140,125
Rite Aid Corp.	(113,590)	(773,462)	61,253
Ryland Group, Inc./The	(141,802)	(5,728,991)	66,837
Ryman Hospitality Properties	(796,385)	(34,948,477)	1,086,187
Sanchez Energy Corp.	(894,006)	(25,055,911)	(1,433,486)
SanDisk Corp.	(20,768)	(1,521,879)	(164,275)
Sequenom, Inc.	(447,168)	(1,031,154)	(64,407)
Sirius XM Holdings, Inc.	(7,035,604)	(24,202,478)	1,688,545
SL Green Realty Corp.	(140,956)	(13,884,166)	(298,827)
Spectrum Pharmaceuticals, Inc.	(254,819)	(2,035,037)	37,256
Standard Pacific Corp.	(364,614)	(3,123,058)	93,116
Steel Dynamics, Inc.	(112,950)	(1,919,786)	(89,594)
Stewart Information Services Corp.	(475,544)	(16,986,432)	280,571
Stillwater Mining Co.	(38,934)	(605,895)	29,282
SunEdison, Inc.	(240,627)	(4,814,890)	281,478
SunPower Corp.	(124,489)	(3,949,169)	(66,847)
Terex Corp.	(690,875)	(28,325,875)	(2,279,887)
Tesla Motors, Inc.	(69,615)	(16,309,179)	1,797,932
Theravance, Inc.	(2,304)	(78,221)	6,935
Thompson Creek M	(1,121,491)	(2,644,757)	199,907
TICC Capital Corp.	(679)	(6,630)	(11)
Titan International, Inc.	(767,891)	(14,029,864)	(552,386)
Titan Machinery, Inc.	(19,675)	(308,946)	639
TRW Automotive Holdings Corp.	(209,279)	(16,671,165)	(410,187)
United States Steel Corp.	(31,041)	(832,455)	(24,587)
Universal Corp.	(145,265)	(8,071,270)	(47,591)
UTi Worldwide, Inc.	(9,328)	(107,961)	9,177
Vantage Drilling Co.	(233,153)	(398,511)	(181)
Vector Group Ltd.	(373,792)	(7,996,593)	(54,887)
VeriSign, Inc.	(702,692)	(38,523,261)	641,136
Vishay Intertechnology, Inc.	(231,270)	(3,311,150)	(130,148)
Web.com Group, Inc.	(224,743)	(8,187,573)	539,569
WebMD Health Corp.	(258,506)	(10,901,740)	199,592
Western Refining, Inc.	(2,251,888)	(91,561,766)	4,638,889
ZAIS Financial Corp.	(61,144)	(1,065,310)	46,651

			6,555,673

Total of Short Equity Positions			6,555,673

Total of Long and Short Equity Positions			5,459,904

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
A.M. Castle & Co., 7.00%, 12/15/17	$925,000	$1,633,853	$(138,918)
Accuray, Inc., 3.75%, 08/01/16	700,000	849,677	(8,462)
Affymetrix, Inc., 4.00%, 07/01/19	2,525,000	3,736,575	(125,964)
Alliance Data Systems Corp., 4.75%, 05/15/14	10,500,000	61,622,821	(888,443)
American Equity Investment Life Holding Co., 5.25%, 12/06/29	10,275,000	25,492,602	167,728
Amkor Technology, Inc., 6.00%, 04/15/14	5,950,000	12,231,693	1,428,420
Annaly Capital Management, Inc., 5.00%, 05/15/15	3,150,000	3,271,288	13,131
ArcelorMittal, 5.00%, 05/15/14	6,875,000	7,027,778	(5,497)
Ares Capital Corp., 5.75%, 02/01/16	4,425,000	4,853,294	5,894
Ares Capital Corp., 5.13%, 06/01/16	3,025,000	3,311,241	(11,612)
AV Homes, Inc., 7.50%, 02/15/16	2,930,000	3,680,617	(269,150)
AV Homes, Inc., 7.50%, 02/15/16	6,443,000	6,946,735	(185,946)
Avis Budget Group, Inc., 3.50%, 10/01/14	7,400,000	21,265,109	1,249,391
BioMed Realty LP, 3.75%, 01/15/30	8,975,000	10,773,802	111,732
CBIZ, Inc., 4.88%, 10/01/15	1,400,000	1,924,548	(24,923)
Cemex SAB de CV, 3.75%, 03/15/18	1,625,000	2,254,251	73,329
Cenveo Corp., 7.00%, 05/15/17	1,800,000	1,951,760	(69,200)
China Medical Technologies, Inc., 4.00%, 12/15/16	250,000	3,750	(2,250)
China Medical Technologies, Inc., 6.25%, 12/15/16	2,625,000	39,375	(23,625)
Ciena Corp., 4.00%, 12/15/20	13,175,000	19,187,839	(390,299)
Ciena Corp., 3.75%, 10/15/18	14,700,000	21,431,670	(606,013)
Ciena Corp., 4.00%, 03/15/15	2,900,000	3,766,637	(100,029)
CMS Energy Corp., 5.50%, 06/01/29	2,875,000	6,177,599	88,372
Coinstar, Inc., 4.00%, 09/01/14	2,150,000	3,438,936	331,884
CommonWealth REIT, 6.50%, 01/01/39	35,725	891,339	5,716
Concur Technologies, Inc., 2.50%, 04/15/15	200,000	411,086	(26,529)

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Convergys Corp., 5.75%, 09/15/29	$7,825,000	$15,355,834	$539,920
Covanta Holding Corp., 3.25%, 06/01/14	8,200,000	9,279,850	336,656
DFC Global Corp., 3.25%, 04/15/17	800,000	678,282	15,718
Digital Realty Trust LP, 5.50%, 04/15/29	6,125,000	8,562,038	(42,080)
DR Horton, Inc., 2.00%, 05/15/14	7,131,000	12,153,149	(217,145)
Equinix, Inc., 4.75%, 06/15/16	13,075,000	29,557,185	134,021
Exelixis, Inc., 4.25%, 08/15/19	425,000	554,106	(169,626)
Exide Technologies, 0.00%, 02/01/18	650,000	554,125	(404,625)
Exterran Holdings, Inc., 4.25%, 06/15/14	9,400,000	15,687,173	2,314,199
Finisar Corp., 5.00%, 10/15/29	400,000	942,183	65,048
Gaylord Entertainment Co., 3.75%, 10/01/14	17,025,000	35,255,670	(1,131,186)
GenCorp, Inc., 4.06%, 12/31/39	3,575,000	7,583,626	(238,476)
General Cable Corp., 5.00%, 11/15/29	6,395,000	6,845,087	(305,095)
Gilead Sciences, Inc., 1.00%, 05/01/14	1,775,000	5,418,828	151,022
Goodrich Petroleum Corp., 5.00%, 10/01/29	1,000,000	1,049,122	4,628
Group 1 Automotive, Inc., 3.00%, 03/15/20	2,350,000	4,444,490	(96,671)
Hawaiian Holdings, Inc., 5.00%, 03/15/16	300,000	540,270	12,235
Health Care REIT, Inc., 3.00%, 12/01/29	2,400,000	2,874,955	(8,521)
Herbalife Ltd., 2.00%, 08/15/19	4,450,000	3,862,499	(24,798)
Host Hotels & Resorts LP, 2.50%, 10/15/29	8,950,000	14,067,730	(19,844)
Host Hotels & Resorts, Inc., 3.00%, 08/01/35	7,475,000	9,779,841	207,804
Illumina, Inc., 0.25%, 03/15/16	1,225,000	2,434,017	(207,438)
JAKKS Pacific, Inc., 4.50%, 11/01/14	1,550,000	1,580,706	35,202
James River Coal Co., 10.00%, 06/01/18	310,000	58,814	(19,870)
Kilroy Realty LP, 4.25%, 11/15/14	7,390,000	12,016,435	157,365
Lennar Corp., 2.75%, 12/15/20	9,175,000	17,009,730	(168,740)
Lennar Corp., 3.25%, 11/15/21	15,325,000	27,829,870	(353,212)
Leucadia National Corp., 3.75%, 04/15/14	50,000	66,925	(341)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lexington Realty Trust, 6.00%, 01/15/30	$7,550,000	$12,958,221	$(693,460)
Meritor, Inc., 4.62%, 03/01/26	2,000,000	2,104,625	(14,333)
MGIC Investment Corp., 2.00%, 04/01/20	6,600,000	9,483,021	(131,646)
MGIC Investment Corp., 5.00%, 05/01/17	10,850,000	12,771,000	(114,677)
MGM Resorts International, 4.25%, 04/15/15	10,800,000	16,138,327	(205,826)
Microchip Technology, Inc., 2.13%, 12/15/37	10,650,000	19,185,907	636,369
Micron Technology, Inc., 2.13%, 02/15/33	1,375,000	3,104,463	(25,127)
Micron Technology, Inc., 1.88%, 06/01/14	7,600,000	13,191,822	(377,212)
Micron Technology, Inc., 2.38%, 05/01/32	4,850,000	12,382,444	(145,740)
Micron Technology, Inc., 3.13%, 05/01/32	4,025,000	10,115,764	(68,719)
Molina Healthcare, Inc., 3.75%, 10/01/14	1,875,000	2,269,871	83,254
Navistar International Corp., 3.00%, 10/15/14	875,000	889,898	10,889
Northgate Minerals Corp., 3.50%, 10/01/16	8,075,000	8,029,201	469,736
NorthStar Realty Finance Corp., 7.50%, 03/15/31	1,700,000	4,706,462	(109,510)
NRG Yield, Inc., 3.50%, 02/01/19	11,650,000	11,830,948	145,873
Nuance Communications, Inc., 2.75%, 11/01/31	600,000	605,956	2,052
Omnicare, Inc., 3.50%, 02/15/44	992,000	977,003	27,994
Penson Worldwide, Inc., 8.00%, 06/01/14	8,515,000	947,720	(40,211)
Petroleum & Resources Corp., 3.25%, 05/01/16	4,950,000	7,451,925	352,283
PHH Corp., 6.00%, 06/15/17	8,125,000	17,503,010	180,137
Photronics, Inc., 5.50%, 10/01/14	2,200,000	3,855,288	60,712
Powerwave Technologies, Inc., 2.75%, 07/15/41	3,900,000	195,000	(156,000)
Protein Design Labs, Inc., 2.88%, 02/15/15	1,400,000	2,154,631	8,122
Radian Group, Inc., 3.00%, 11/15/17	16,100,000	24,364,731	(313,688)
Radian Group, Inc., 2.25%, 03/01/19	4,150,000	6,462,031	(112,447)

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regeneron Pharmaceuticals, Inc., 1.88%, 10/01/16	$11,925,000	$46,853,635	$(4,206,854)
Regis Corp., 5.00%, 07/15/14	11,075,000	11,588,403	(189,482)
Rite Aid Corp., 8.50%, 05/15/15	300,000	817,283	(61,008)
Ryland Group, Inc./The, 1.63%, 05/15/18	5,750,000	8,374,646	(159,910)
Sequenom, Inc., 5.00%, 10/01/17	4,500,000	3,969,451	119,924
SL Green Operating Partnership LP, 3.00%, 10/15/17	15,150,000	19,772,225	246,170
Spectrum Pharmaceuticals, Inc., 2.75%, 12/15/18	2,250,000	2,379,076	(129,193)
Standard Pacific Corp., 1.25%, 08/01/32	4,275,000	5,436,478	(126,768)
Steel Dynamics, Inc., 5.13%, 06/15/14	3,025,000	3,184,184	131,920
Sterlite Industries India Ltd., 4.00%, 10/30/14	5,350,000	5,386,612	60,026
Stewart Information Services Corp., 6.00%, 10/15/14	6,125,000	17,404,718	(330,103)
SunEdison, Inc., 2.00%, 10/01/18	3,750,000	5,738,443	(265,839)
SunPower Corp., 4.50%, 03/15/15	625,000	932,336	16,229
SunPower Corp., 4.75%, 04/15/14	2,775,000	3,837,135	(394,267)
Terex Corp., 4.00%, 06/01/15	11,325,000	29,171,456	1,960,082
Tesla Motors, Inc., 1.50%, 06/01/18	9,125,000	17,851,840	(1,449,474)
Titan International, Inc., 5.63%, 01/15/17	7,575,000	14,606,873	523,693
Titan Machinery, Inc., 3.75%, 05/01/19	2,785,000	2,435,987	(30,395)
TRW Automotive, Inc., 3.50%, 12/01/15	6,650,000	18,082,733	435,918
United States Steel Corp., 4.00%, 05/15/14	6,184,000	6,305,687	14,442
VeriSign, Inc., 3.25%, 08/15/37	27,135,000	45,651,122	(802,664)
Vishay Intertechnology, Inc., 2.25%, 11/15/40	3,475,000	3,976,717	96,804
WebMD Health Corp., 2.25%, 03/31/16	5,075,000	5,177,294	(54,404)
WebMD Health Corp., 1.50%, 12/01/20	17,025,000	17,635,471	(288,046)
Western Refining, Inc., 5.75%, 06/15/14	21,547,000	92,245,807	(4,455,052)
XM Satellite Radio, Inc., 7.00%, 12/01/14	19,594,000	37,851,748	(2,628,707)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Yahoo!, Inc., 1.00%, 08/01/18	$10,925,000	$13,542,744	$(671,248)

Total of Long Fixed Income Positions			(12,004,494)

Short Positions

United States
Intel Corp., 3.25%,08/01/39	(3,775,000)	(5,110,155)	(188,406)
ON Semiconductor Corp., 2.63%,12/15/26	(1,400,000)	(1,702,739)	(16,133)

Total of Short Fixed Income Positions			(204,539)

Total of Long and Short Fixed Income Positions			(12,209,033)

Net Cash and Other Receivables/ (Payables) (b)			1,181,915

Swaps, at Value			$(5,567,214)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to J.P. Morgan in the amount of $217,099,099 at March 31, 2014.

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

MONEY MARKET FUNDS - 93.9%	SHARES	VALUE (Note 3)
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b) (cost $10,863,600)	10,863,600	$10,863,600

TOTAL INVESTMENTS - 93.9% (cost $10,863,600)		10,863,600

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1% (c)		711,720

NET ASSETS - 100.0%		$11,575,320

(a)	Represents annualized seven-day yield as of March 31, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	Includes appreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contract outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index Futures	6/20/2014	CHF	243,490	$7,311

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contract in the amount of $2,130,000 at March 31, 2014.

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3	Barclays Capital	CAC40 Index Futures	April 17, 2014	$178,533	$181,478	$2,945
1	Barclays Capital	DAX Index Futures	June 20, 2014	318,055	330,171	12,116
3	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	326,487	327,270	783
1	Barclays Capital	Hang Seng Index Futures	April 29, 2014	139,878	142,719	2,841
1	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	138,557	142,091	3,534
2	Barclays Capital	MSCI Singapore Index Futures	April 29, 2014	111,247	113,650	2,403
4	Barclays Capital	OMXS30 Index Futures	April 18, 2014	81,652	83,525	1,873

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
24	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	$2,212,831	$2,237,519	$24,688
3	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	June 19, 2014	443,060	443,962	902
1	Barclays Capital	SPI 200 Index Futures	June 19, 2014	123,741	125,037	1,296
5	Barclays Capital	TOPIX Index Futures	June 12, 2014	588,507	582,764	(5,743)

				4,662,548	4,710,186	47,638

Short Contracts:
8	Barclays Capital	Euro Stoxx 50 Index	June 20, 2014	(327,876)	(341,658)	(13,782)

				$4,334,672	$4,368,528	$33,856

Cash held as collateral at Barclays Capital for futures contracts was $223,417 at March 31, 2014.

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	93,500	$83,797	$86,251	$2,454
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	93,500	83,797	86,251	2,454
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	121,500	109,617	109,702	85
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	121,499	109,616	109,701	85
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	90,000	102,977	101,868	(1,109)
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	90,000	102,978	101,868	(1,110)
Danish Krone, Expiring 06/18/14	Credit Suisse International	DKK	82,000	15,332	15,139	(193)
Danish Krone, Expiring 06/18/14	The Royal Bank of Scotland	DKK	82,000	15,332	15,139	(193)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	249,001	342,414	342,997	583
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	249,000	342,412	342,995	583
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	142,501	237,675	237,431	(244)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	142,500	237,673	237,430	(243)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	233,000	$30,030	$30,048	$18
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	247,000	31,834	31,853	19
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	19,500	5,608	5,588	(20)
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	19,500	5,608	5,588	(20)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	22,430,001	218,077	217,403	(674)
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	22,430,000	218,078	217,402	(676)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	55,000	9,181	9,158	(23)
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	55,000	9,181	9,158	(23)
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	1,500	1,257	1,293	36
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	1,499	1,256	1,293	37
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	234,001	36,431	36,110	(321)
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	234,000	36,431	36,110	(321)
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	20,000	15,793	15,900	107
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	20,000	15,793	15,900	107

				2,418,178	2,419,576	1,398

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	(1,000)	$(1,133)	$(1,132)	$1
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	(1,000)	(1,133)	(1,132)	1
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(1,000)	(1,376)	(1,378)	(2)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(41,000)	(57,046)	(56,477)	569
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(37,000)	(61,496)	(61,648)	(152)
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	(380,000)	(48,935)	(49,005)	(70)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(152,000)	(1,494)	(1,473)	21
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	(152,000)	(1,493)	(1,473)	20

				(174,106)	(173,718)	388

				$2,244,072	$2,245,858	$1,786

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $10,000 at March 31, 2014.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at March 31, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	12 months maturity 07/11/2014	$(1,783)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Alimentation Couche Tard, Inc.	800	$59,235	$5,466
Barrick Gold Corp.	900	16,886	(864)
Canadian Tire Corp. Ltd.	1,058	91,337	8,414
CGI Group, Inc.	1,400	43,478	(256)
CI Financial Corp.	700	21,816	264
Dollarama, Inc.	1,400	108,498	(1,842)
Finning International, Inc.	2,246	60,836	2,755
Gildan Activewear, Inc.	1,316	62,391	3,927
IAMGOLD Corp.	17,100	62,348	(2,177)
Kinross Gold Corp.	11,900	53,774	(4,581)
Magna International, Inc.	1,963	171,123	17,595
Methanex Corp.	200	13,316	(518)
Metro, Inc.	135	8,057	(132)
National Bank of Canada	200	7,695	320
Open Text Corp.	1,068	46,972	4,057
Precision Drilling Corp.	900	10,484	295
ShawCor Ltd.	1,000	36,759	4,941
Tim Hortons, Inc.	500	27,119	534
West Fraser Timber Co., Ltd.	1,700	86,963	(9,306)

			28,892

Total of Long Equity Positions			28,892

Short Positions

Canada
Agrium, Inc.	(100)	(8,960)	(785)
Baytex Energy Corp.	(500)	(18,646)	(1,942)
BCE, Inc.	(1,700)	(70,493)	(2,735)
Bell Aliant, Inc.	(1,300)	(31,144)	(653)
Blackberry Ltd.	(7,000)	(67,468)	10,796
Bombardier, Inc.	(24,300)	(88,344)	(1,998)
Enbridge, Inc.	(657)	(27,708)	(2,132)
Fairfax Financial Holdings Ltd.	(100)	(38,625)	(4,794)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (Continued)
First Quantum Minerals Ltd.	(5,023)	$(90,424)	$(2,402)
Fortis, Inc.	(900)	(25,390)	(271)
Goldcorp, Inc.	(1,000)	(25,821)	1,425
Manulife Financial Corp.	(3,114)	(58,887)	(1,168)
MEG Energy Corp.	(2,300)	(62,804)	(14,924)
Potash Corp of Saskatchewan, Inc.	(1,062)	(34,267)	(4,149)
Silver Wheaton Corp.	(2,300)	(54,333)	2,154
SNC-Lavalin Group, Inc.	(2,698)	(111,659)	(6,317)
Sun Life Financial, Inc.	(339)	(11,311)	(427)
TransAlta Corp.	(1,100)	(12,641)	(135)
Yamana Gold, Inc.	(2,700)	(25,243)	1,601

			(28,856)

United States
Valeant Pharmaceuticals International, Inc.	(500)	(67,046)	1,266

Total of Short Equity Positions			(27,590)

Total of Long and Short Equity Positions			1,302

Net Cash and Other Receivables/ (Payables) (b)			(3,085)

Swaps, at Value			$(1,783)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Marked Fund is pledged as collateral to Deutsche Bank in the amount of $1,200,001 at March 31, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	12 months maturity 08/22/2014	$27,255

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	1,996	$92,265	$16,376

United Kingdom
AMEC PLC	707	12,886	355
Antofagasta PLC	2,131	30,167	(436)
ASOS PLC	425	42,253	(5,516)
AstraZeneca PLC	481	31,204	(22)
Babcock International Group PLC	605	13,935	(349)
BAE Systems PLC	3,394	24,274	(696)
Barratt Developments PLC	16,717	105,733	9,493
Berkeley Group Holdings PLC	1,281	55,376	671
British Sky Broadcasting Group PLC	831	11,591	1,051
BT Group PLC	5,782	37,106	(334)
Bunzl PLC	716	18,924	167
Centrica PLC	2,012	10,560	508
Drax Group PLC	3,857	51,429	(2,114)
DS Smith PLC	6,767	36,834	(158)
John Wood Group PLC	4,503	48,619	9,029
Mondi PLC	3,298	58,469	(676)
Next PLC	134	10,743	4,003
Persimmon PLC	725	16,176	109
Shire PLC	1,784	89,872	(1,555)
Tate & Lyle PLC	973	10,668	169
Taylor Wimpey PLC	25,727	49,118	1,454
Travis Perkins PLC	2,031	59,544	4,407
Vedanta Resources PLC	293	5,137	(720)
Vodafone Group PLC	36,605	136,016	(1,407)
Whitbread PLC	187	10,143	2,837
William Hill PLC	4,774	27,130	32

			20,302

Total of Long Equity Positions			36,678

Short Positions

Switzerland
Wolseley PLC	(865)	(47,952)	(1,333)

United Kingdom
Aberdeen Asset Management PLC	(10,468)	(66,219)	(2,007)
Admiral Group PLC	(691)	(16,696)	243
Aggreko PLC	(1,703)	(46,898)	4,235
Anglo American PLC	(532)	(11,959)	(1,636)
Balfour Beatty PLC	(1,052)	(5,115)	(145)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (Continued)
Burberry Group PLC	(1,624)	$(39,670)	$1,913
Carnival PLC	(616)	(26,215)	2,681
Croda International PLC	(308)	(13,288)	190
Eurasian Natural Resources Corp. PLC	(15)	(56)	1
G4S PLC	(8,386)	(33,765)	(72)
Glencore Xstrata PLC	(10,664)	(56,457)	1,449
Intertek Group PLC	(1,097)	(52,487)	(3,835)
Ladbrokes PLC	(16,483)	(36,037)	(1,094)
Man Group PLC	(6,140)	(10,520)	155
Marks & Spencer Group PLC	(3,394)	(26,941)	1,391
Melrose Industries PLC	(2,297)	(13,940)	2,557
Old Mutual PLC	(5,059)	(15,244)	(1,739)
Pearson PLC	(629)	(10,674)	(493)
Royal Bank of Scotland Group PLC	(7,377)	(41,041)	2,767
RSA Insurance Group PLC	(2,538)	(7)	(1,411)
RSA Insurance Group PLC	(6,768)	(10,736)	617
SABMiller PLC	(243)	(11,610)	(540)
Serco Group PLC	(11,770)	(82,339)	(403)
Standard Life PLC	(1,641)	(10,113)	(225)
Telecity Group PLC	(11,463)	(134,015)	437
Tesco PLC	(12,255)	(63,801)	3,358
Weir Group PLC/The	(551)	(19,579)	(3,726)
WM Morrison Supermarkets PLC	(8,348)	(33,998)	4,314

			8,982

Total of Short Equity Positions			7,649

Total of Long and Short Equity Positions			44,327

Net Cash and Other Receivables/ (Payables) (b)			(17,072)

Swaps, at Value			$27,255

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	12 months maturity 08/18/2014	$28,099

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Asahi Kasei Corp.	4,000	$28,156	$(1,033)
Bridgestone Corp.	1,400	51,429	(1,812)
Calbee, Inc.	1,200	26,592	1,683
Casio Computer Co., Ltd.	5,800	65,136	3,443
Central Japan Railway Co.	800	89,644	3,805
Citizen Holdings Co., Ltd.	2,100	16,653	(866)
Dai Nippon Printing Co., Ltd.	7,000	65,957	984
Daihatsu Motor Co., Ltd.	2,000	40,408	(5,093)
Daiwa Securities Group, Inc.	3,000	29,122	(3,057)
Dentsu, Inc.	400	15,461	(314)
Electric Power Development Co., Ltd.	500	16,111	(2,049)
Fuji Electric Co., Ltd.	22,000	91,209	7,146
Fuji Heavy Industries Ltd.	4,300	119,610	(3,166)
FUJIFILM Holdings Corp.	2,300	57,932	3,804
Hino Motors Ltd.	3,000	43,448	983
Hirose Electric Co., Ltd.	100	14,292	(544)
Hoya Corp.	2,200	56,787	12,031
Isuzu Motors Ltd.	9,000	65,894	(14,219)
ITOCHU Corp.	2,000	24,134	(734)
J Front Retailing Co., Ltd.	3,000	22,302	(1,657)
Japan Airlines Co., Ltd.	1,700	81,629	2,036
JFE Holdings, Inc.	2,200	42,134	(795)
JGC Corp.	3,000	106,087	(1,869)
JX Holdings, Inc.	2,200	10,517	90
KDDI Corp.	1,200	68,069	1,609
Keyence Corp.	100	41,042	154
Kobe Steel Ltd.	13,000	17,519	(267)
Konica Minolta, Inc.	2,500	22,200	1,189
LIXIL Group Corp.	700	16,059	3,257
Marubeni Corp.	4,000	27,959	(1,106)
Mazda Motor Corp.	11,000	50,379	(1,510)
Mitsubishi Electric Corp.	10,000	117,733	(5,165)
Mitsubishi Materials Corp.	3,000	10,252	(1,750)
Mitsubishi Motors Corp.	1,000	10,286	158
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,300	23,287	(2,178)
MS&AD Insurance Group Holdings	1,500	32,247	2,090

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (Continued)
Namco Bandai Holdings, Inc.	2,600	$57,432	$4,240
NGK Spark Plug Co., Ltd.	3,000	71,773	(4,357)
Nippon Telegraph & Telephone Corp.	2,500	132,398	3,457
Nomura Research Institute Ltd.	1,300	41,455	(444)
NTT Data Corp.	300	11,283	360
Omron Corp.	1,400	49,828	8,100
Osaka Gas Co., Ltd.	3,000	12,717	(1,378)
Otsuka Holdings Co., Ltd.	500	16,961	(2,003)
Panasonic Corp.	3,400	38,898	(229)
Resona Holdings, Inc.	5,200	26,136	(1,007)
Rohm Co., Ltd.	1,500	72,175	(5,196)
Secom Co., Ltd.	1,000	55,420	2,065
Seiko Epson Corp.	2,100	56,116	9,502
Sekisui Chemical Co., Ltd.	3,000	30,384	775
Shimamura Co., Ltd.	100	11,898	(3,245)
Shimizu Corp.	2,000	10,630	(272)
Showa Shell Sekiyu KK	4,700	46,520	(4,553)
Sojitz Corp.	4,700	8,324	(312)
Stanley Electric Co., Ltd.	1,000	23,008	(816)
Sumitomo Metal Mining Co., Ltd.	1,000	12,029	505
Sumitomo Mitsui Financial Group, Inc.	1,000	48,227	(5,363)
Suruga Bank Ltd.	1,000	17,078	538
Suzuki Motor Corp.	2,500	61,981	3,200
T&D Holdings, Inc.	900	10,128	583
Taiheiyo Cement Corp.	5,000	18,561	(555)
Taisei Corp.	1,000	3,883	579
Takashimaya Co., Ltd.	2,000	19,007	(287)
THK Co., Ltd.	600	13,528	(78)
Tokio Marine Holdings, Inc.	400	11,291	706
Tokyo Electric Power Co., Inc	17,100	71,242	(2,442)
Tokyo Gas Co., Ltd.	9,000	48,962	(3,326)
Toppan Printing Co., Ltd.	3,000	23,056	(1,606)
TOTO Ltd.	5,000	80,976	(11,667)
Toyo Seikan Group Holdings Ltd.	2,000	35,156	(2,699)
Toyo Suisan Kaisha Ltd.	1,000	32,158	1,256
Yahoo Japan Corp.	6,000	33,070	(3,676)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (Continued)
Yamato Holdings Co., Ltd.	2,500	$46,732	$7,071

			(17,296)

Total of Long Equity Positions			(17,296)

Short Positions

Japan
Acom Co., Ltd.	(8,300)	(24,869)	(1,651)
Advantest Corp.	(9,000)	(102,176)	4,858
Aeon Co., Ltd.	(800)	(10,627)	1,622
Asahi Group Holdings Ltd.	(500)	(13,174)	(844)
Asics Corp.	(1,100)	(21,437)	(187)
Credit Saison Co., Ltd.	(900)	(21,454)	3,556
Dainippon Sumitomo Pharma Co., Ltd.	(4,000)	(68,577)	5,079
Disco Corp.	(200)	(11,818)	(630)
Eisai Co., Ltd.	(1,200)	(46,124)	(522)
Fast Retailing Co., Ltd.	(200)	(71,023)	(1,316)
Furukawa Electric Co., Ltd.	(30,000)	(76,739)	2,098
GS Yuasa Corp.	(13,000)	(65,928)	(2,946)
Hitachi Construction Machinery Co., Ltd.	(2,900)	(58,824)	3,098
Hitachi Ltd.	(8,000)	(57,074)	(2,142)
Hokkaido Electric Power Co., Inc.	(7,900)	(83,977)	17,390
Ibiden Co., Ltd.	(400)	(6,349)	(1,543)
Isetan Mitsukoshi Holdings Ltd.	(7,500)	(103,044)	10,525
Kajima Corp.	(13,000)	(49,490)	4,003
Kawasaki Heavy Industries Ltd.	(12,000)	(51,205)	6,994
Kintetsu Corp.	(15,000)	(50,919)	(2,419)
Komatsu Ltd.	(1,400)	(27,912)	(1,439)
Konami Corp.	(3,700)	(85,269)	(102)
Kubota Corp.	(1,000)	(16,623)	3,333
Kyushu Electric Power Co., Inc.	(3,800)	(46,587)	126
Marui Group Co., Ltd.	(10,000)	(97,767)	11,967
Mitsubishi Logistics Corp.	(2,000)	(27,540)	(247)
Mitsui Chemicals, Inc.	(19,000)	(46,284)	(233)
Nabtesco Corp.	(400)	(7,967)	(1,266)
Nexon Co., Ltd.	(1,300)	(11,146)	228
Nidec Corp.	(400)	(13,940)	(10,588)
Nikon Corp.	(2,400)	(44,601)	5,936
Nintendo Co., Ltd.	(400)	(49,599)	1,783
Nippon Electric Glass Co., Ltd.	(10,000)	(48,836)	(2,684)
Nissan Motor Co., Ltd.	(9,300)	(85,341)	2,447
Nomura Holdings, Inc.	(2,100)	(13,960)	489

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (Continued)
Obayashi Corp.	(7,000)	$(38,720)	$(739)
Odakyu Electric Railway Co., Ltd.	(3,000)	(30,015)	4,192
Olympus Corp.	(2,400)	(70,810)	(5,824)
Rakuten, Inc.	(1,900)	(24,332)	(1,047)
Ricoh Co., Ltd.	(2,000)	(21,954)	(1,232)
Sega Sammy Holdings, Inc.	(1,800)	(44,812)	4,404
Sharp Corp.	(45,000)	(143,852)	6,809
Shiseido Co., Ltd.	(1,000)	(14,359)	(3,259)
Showa Denko KK	(20,000)	(27,823)	(490)
Softbank Corp.	(800)	(62,828)	2,373
Sony Corp.	(3,300)	(53,066)	(9,789)
Sumco Corp.	(13,600)	(104,548)	(819)
Takeda Pharmaceutical Co., Ltd.	(300)	(13,482)	(717)
Teijin Ltd.	(11,000)	(25,255)	(2,000)
Terumo Corp.	(1,600)	(39,212)	4,362
Toshiba Corp.	(12,000)	(50,607)	(255)
Toyota Industries Corp.	(200)	(8,677)	(935)
Unicharm Corp.	(1,100)	(57,401)	(1,291)
Yakult Honsha Co., Ltd.	(200)	(8,129)	(1,910)
Yamada Denki Co., Ltd.	(21,500)	(73,672)	2,013
Yamaha Motor Co., Ltd.	(1,200)	(16,756)	(2,388)
Yaskawa Electric Corp.	(3,800)	(52,253)	(247)
Yokogawa Electric Corp.	(1,800)	(24,980)	(4,120)
Yokohama Rubber Co., Ltd./The	(3,000)	(27,614)	(600)

			41,264

Total of Short Equity Positions			41,264

Total of Long and Short Equity Positions			23,968

Net Cash and Other Receivables/ (Payables) (b)			4,131

Swaps, at Value			$28,099

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Association of Singapore Banks Rate plus or minus a specified spread, which is denominated in SGD based on the local currencies of the positions within the swap.	12 months maturity 08/22/2014	$2,150

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Singapore
Noble Group Ltd.	51,000	$39,224	$8,992
Singapore Airlines Ltd.	4,000	32,636	691
StarHub Ltd.	3,000	10,134	(98)

			9,585

Total of Long Equity Positions			9,585

Short Positions

Singapore
CapitaLand Ltd.	(17,000)	(37,953)	(1,201)
Golden Agri-Resources Ltd.	(82,000)	(33,527)	(3,988)
Keppel	(320)	—	(295)
Keppel Corp. Ltd.	(5,000)	(41,939)	(1,439)
Keppel Land Ltd.	(1,000)	(2,549)	(128)

			(7,051)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Singapore (Continued)
Total of Short Equity Positions			(7,051)

Total of Long and Short Equity Positions			2,534

Net Cash and Other Receivables/ (Payables) (b)			(384)

Swaps, at Value			$2,150

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	12 months maturity 07/22/2014 - 08/22/2014	$26,175

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Hong Kong
Bank of East Asia Ltd.	9,600	$38,751	$(1,160)
Cheung Kong Holdings Ltd.	4,000	61,048	5,463
Esprit Holdings Ltd.	3,300	6,179	(680)
Hang Seng Bank Ltd.	2,300	35,989	702
Hysan Development Co., Ltd.	19,000	78,638	4,273
Kerry Properties Ltd.	15,000	47,387	2,637
MGM China Holdings Ltd.	22,800	85,577	(5,023)
MTR Corp. Ltd.	19,500	72,181	75
Orient Overseas International Ltd.	4,500	20,557	158
Power Assets Holdings Ltd.	5,500	43,283	4,455
Sands China Ltd.	4,800	36,517	(518)
SJM Holdings Ltd.	26,000	76,558	(3,310)
Swire Pacific Ltd.	5,000	55,151	3,250
Wharf Holdings Ltd.	15,000	102,842	(6,637)
Wynn Macau Ltd.	3,200	14,038	(720)

			2,965

United States
Samsonite International SA	18,000	51,532	4,236

Total of Long Equity Positions			7,201

Short Positions

Hong Kong
AIA Group Ltd.	(8,200)	(37,976)	(1,024)
First Pacific Co., Ltd.	(108,000)	(111,653)	4,006
Galaxy Entertainment Group Ltd.	(2,000)	(18,264)	808
Hang Lung Properties Ltd.	(48,000)	(143,304)	4,823

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (Continued)
Hong Kong & China Gas Co., Ltd.	(45,000)	$(94,410)	$(3,904)
Li & Fung Ltd.	(54,000)	(78,821)	(1,200)
Melco International Development Ltd.	(9,000)	(33,021)	2,761
New World Development Co., Ltd.	(54,000)	(64,617)	10,143
New World Development Co., Ltd.	(18,000)	(1)	(3,769)
Sino Land Co., Ltd.	(10,000)	(14,194)	(545)
Sun Hung Kai Properties Ltd.	(3,000)	(38,284)	1,446
Swire Properties Ltd.	(32,800)	(85,716)	(7,911)
Techtronic Industries Co.	(34,500)	(90,438)	(5,889)
Xinyi Glass Holdings Ltd.	(178,000)	(151,133)	5,926

			5,671

Total of Short Equity Positions			5,671

Total of Long and Short Equity Positions			12,872

Net Cash and Other Receivables/ (Payables) (b)			13,303

Swaps, at Value			$26,175

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 08/18/2014	$(30,788)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
BlueScope Steel Ltd.	10,215	$49,524	$8,692
Caltex Australia Ltd.	3,177	56,039	8,969
CSL Ltd.	226	14,761	(163)
Flight Centre Travel Group Ltd.	785	33,376	4,922
Macquarie Group Ltd.	812	35,726	8,059
Rio Tinto Ltd.	452	25,798	862
Telstra Corp. Ltd.	11,796	53,991	1,632
Treasury Wine Estates Ltd.	10,080	44,305	(11,193)
Wesfarmers Ltd.	510	20,147	(606)
Woodside Petroleum Ltd.	669	23,690	534
Woolworths Ltd.	1,999	62,470	3,821
WorleyParsons Ltd.	5,434	82,146	(5,616)

			19,913

Total of Long Equity Positions			19,913

Short Positions

Australia
AMP Ltd.	(4,564)	(20,899)	(226)
Cochlear Ltd.	(1,744)	(93,881)	1,569

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (Continued)
Iluka Resources Ltd.	(10,219)	$(84,238)	$(9,862)
Newcrest Mining Ltd.	(227)	(2,397)	320
QBE Insurance Group Ltd.	(5,427)	(59,907)	(4,588)
REA Group Ltd.	(238)	(10,424)	(360)
Seek Ltd.	(4,586)	(41,289)	(33,691)
Toll Holdings Ltd.	(7,181)	(37,406)	2,679

			(44,159)

Total of Short Equity Positions			(44,159)

Total of Long and Short Equity Positions			(24,246)

Net Cash and Other Receivables/ (Payables) (b)			(6,542)

Swaps, at Value			$(30,788)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$259,084

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Domtar Corp.	400	$37,456	$7,432

Ireland
Alkermes PLC	200	9,644	(826)
Jazz Pharmaceuticals PLC	100	13,686	182
Seagate Technology PLC	1,300	68,215	4,793

			4,149

Singapore
Avago Technologies Ltd.	100	5,614	827
Flextronics International Ltd.	2,000	15,440	3,040

			3,867

Switzerland
TE Connectivity Ltd.	1,400	78,718	5,576

United Kingdom
Delphi Automotive PLC	600	39,796	920

United States
Abbott Laboratories	1,300	47,373	2,690
AbbVie, Inc.	1,300	63,033	3,787
Activision Blizzard, Inc.	4,100	68,706	15,098
Advance Auto Parts, Inc.	300	35,002	2,948
AECOM Technology Corp.	2,300	66,976	7,015
AES Corp.	1,100	15,312	396
Aetna, Inc.	900	62,185	5,288
AGCO Corp.	500	27,705	(125)
Agilent Technologies, Inc.	1,000	58,547	(2,627)
Akamai Technologies, Inc.	1,700	99,103	(146)
Alaska Air Group, Inc.	1,300	103,511	17,792
Alexion Pharmaceuticals, Inc.	600	86,002	5,276
Allergan, Inc.	100	11,472	938
Allstate Corp./The	200	10,580	736
Amazon.com, Inc.	200	78,084	(10,780)
Amdocs Ltd.	500	21,163	2,067
American Capital Ltd.	4,000	63,655	(495)
American Eagle Outfitters, Inc.	300	4,371	(699)
American Express Co.	900	79,429	1,598

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
American International Group, Inc.	1,600	$79,202	$814
Ameriprise Financial, Inc.	1,000	106,216	3,854
Amgen, Inc.	300	35,745	1,257
ANSYS, Inc.	200	15,799	(395)
AO Smith Corp.	1,100	51,867	(1,245)
AOL, Inc.	1,900	92,380	(9,217)
Apollo Group, Inc.	2,100	70,156	1,748
Archer-Daniels-Midland Co.	1,900	75,902	6,539
ARES Captial Corp.	700	12,572	(238)
Ashland, Inc.	100	9,501	447
Assurant, Inc.	800	53,271	(1,303)
Assured Guaranty Ltd.	2,500	52,364	10,936
Atmel Corp.	6,400	54,742	(1,238)
Atwood Oceanics, Inc.	600	28,667	1,567
Autodesk, Inc.	100	5,324	(406)
Avery Dennison Corp.	900	44,693	910
Avis Budget Group, Inc.	1,200	56,756	1,684
Axis Capital Holdings Co.	300	13,668	87
Baker Hughes, Inc.	1,000	56,027	8,993
Bank of America Corp.	2,100	34,699	1,421
Bed Bath & Beyond, Inc.	400	25,980	1,540
Best Buy Co., Inc.	1,500	36,958	2,657
Biogen Idec, Inc.	400	123,714	(1,366)
Boston Scientific Corp.	5,400	72,473	535
Brinker International, Inc.	200	9,228	1,262
Bristol-Myers Squibb Co.	300	16,154	(569)
Broadcom Corp.	600	17,400	1,488
Brocade Communications Systems, Inc.	11,800	112,049	13,149
CA, Inc.	2,900	95,329	(5,516)
Cabot Oil & Gas Corp.	200	7,496	(720)
Capital One Financial Corp.	100	7,239	477
Cardinal Health, Inc.	900	60,188	2,794
CareFusion Corp.	1,800	72,622	(226)
CBOE Holdings, Inc.	1,300	64,726	8,854
Celgene Corp.	600	95,464	(11,704)
CF Industries Holdings, Inc.	200	46,777	5,351

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
Cheesecake Factory, Inc./The	100	$4,515	$248
Chico’s FAS, Inc.	900	15,705	(1,278)
Cigna Corp.	600	52,088	(1,850)
Cimarex Energy Co.	400	39,854	7,790
Cintas Corp.	100	5,913	48
Cisco Systems, Inc.	3,200	70,163	1,549
Citrix Systems, Inc.	600	35,284	(826)
Coach, Inc.	100	5,256	(290)
Coca-Cola Enterprises, Inc.	2,100	92,393	7,903
Comcast Corp.	300	15,531	(525)
Computer Sciences Corp.	500	26,731	3,679
Conversant, Inc.	3,000	66,916	17,534
CoreLogic, Inc.	1,800	59,093	(5,021)
Corning, Inc.	700	12,065	2,509
Cummins, Inc.	400	51,061	8,535
CVS Caremark Corp.	300	20,510	1,948
Deckers Outdoor Corp.	900	68,161	3,596
Delta Air Lines, Inc.	800	25,654	2,066
Dillards, Inc.	1,300	117,430	2,690
Discover Financial Services	1,300	70,897	4,750
Dominos Pizza, Inc.	100	7,165	532
Dover Corp.	200	15,101	1,249
Dow Chemical Co./The	600	28,129	1,025
Dril-Quip, Inc.	500	49,924	6,126
DSW, Inc.	600	22,881	(1,365)
DTE Energy Co.	400	26,459	3,257
Edison International	300	14,189	2,794
Eli Lilly & Co.	300	16,548	1,110
Emerson Electric Co.	600	39,632	448
Exelis, Inc.	4,500	89,051	(3,506)
Facebook, Inc.	1,100	64,241	2,023
Fifth Third BanCorp.	1,000	21,550	1,400
First Solar, Inc.	1,700	86,844	31,799
FleetCor Technologies, Inc.	100	10,427	1,083
FLIR Systems, Inc.	1,700	56,278	4,922
Flowserve Corp.	400	30,848	488
Fluor Corp.	500	40,609	(1,744)
Foot Locker, Inc.	1,800	69,388	15,176
Fossil Group, Inc.	900	103,386	1,563
Franklin Resources, Inc.	400	23,404	(1,732)
GameStop Corp.	1,500	55,123	6,527
Gannett Co., Inc.	1,400	39,627	(987)
Gap, Inc./The	2,600	95,995	8,161
General Motors Co.	2,900	104,613	(4,795)
Genworth Financial, Inc.	2,500	40,225	4,100
Gilead Sciences, Inc.	300	24,795	(3,537)
Goodyear Tire & Rubber Co./The	1,300	30,449	3,520
Groupon, Inc.	1,700	17,775	(4,447)
Halliburton Co.	800	38,641	8,471
Hanesbrands, Inc.	800	51,243	9,941

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
Harman International Industries, Inc.	100	$10,574	$66
Harris Corp.	200	14,108	524
Health Net, Inc.	2,800	92,691	2,537
Hess Corp.	800	61,454	4,850
Hewlett-Packard Co.	4,500	132,320	13,300
Humana, Inc.	1,100	109,338	14,654
Huntsman Corp.	300	6,933	393
IAC/InterActiveCorp.	1,600	114,734	(510)
IDEX Corp.	200	13,866	712
Illinois Tool Works, Inc.	100	8,266	(133)
Ingersoll-Rand PLC	800	47,286	(1,494)
Ingram Micro, Inc.	3,800	110,139	2,189
Intel Corp.	600	15,510	(24)
IntercontinentalExchange Group, Inc.	500	103,090	(4,175)
International Paper Co.	200	9,668	(492)
Interpublic Group of Cos., Inc./The	1,500	26,594	(884)
Intuit, Inc.	200	14,759	787
InvesCo., Ltd.	2,300	77,105	7,995
ITT Corp.	1,500	61,353	2,787
Jabil Circuit, Inc.	2,000	36,013	(13)
Johnson & Johnson	500	45,110	4,005
Johnson Controls, Inc.	1,900	90,697	(789)
KBR, Inc.	2,000	53,489	(129)
Kennametal, Inc.	100	5,121	(691)
KeyCorp.	1,000	13,540	700
Kimberly-Clark Corp.	200	21,626	424
KLA-Tencor Corp.	600	37,644	3,840
Kroger Co./The	1,900	69,386	13,549
Lam Research Corp.	200	10,846	154
Las Vegas Sands Corp.	100	7,450	628
Lear Corp.	900	71,585	3,763
Lennox International, Inc.	900	77,658	4,161
Lexmark International, Inc.	3,000	123,219	15,651
Lincoln Electric Holdings, Inc.	700	47,234	3,173
Lincoln National Corp.	300	14,338	863
Lockheed Martin Corp.	200	29,606	3,042
Lowe’s Cos., Inc.	600	28,658	682
LPL Financial Holdings, Inc.	1,100	58,825	(1,031)
LyondellBasell Industries NV	1,100	88,890	8,944
Macy’s, Inc.	1,200	67,561	3,587
Manpower, Inc.	1,300	106,192	(3,713)
Marathon Oil Corp.	900	29,912	2,056
Marathon Petroleum Corp.	400	33,111	1,705

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
Marvell Technology Group Ltd.	5,600	$82,872	$5,328
Masco Corp.	400	8,957	(73)
MasterCard, Inc.	800	62,550	(2,790)
McGraw-Hill Cos., Inc.	900	67,891	779
McKesson Corp.	300	51,957	1,014
Medtronic, Inc.	1,100	64,139	3,555
Merck & Co, Inc.	200	10,943	411
MetLife, Inc.	200	9,904	656
Micron Technology, Inc.	1,200	28,296	96
MICROS Systems, Inc.	600	32,963	(1,205)
Microsoft Corp.	3,300	120,589	14,678
Monster Beverage Corp.	700	47,783	832
Moody’s Corp.	600	47,381	211
Murphy USA, Inc.	300	11,838	339
Myriad Genetics, Inc.	2,800	74,210	21,522
NASDAQ OMX Group, Inc./The	1,800	67,668	(1,176)
National Oilwell Varco, Inc.	100	7,697	90
NetApp, Inc.	1,900	70,190	(80)
Netflix, Inc.	200	83,389	(12,983)
News Corp.	800	13,008	768
NIKE, Inc.	200	15,139	(367)
Northrop Grumman Corp.	900	101,813	9,229
Nu Skin Enterprises, Inc.	700	56,840	1,155
NVIDIA Corp.	2,900	48,191	3,748
Occidental Petroleum Corp.	100	8,793	736
Oceaneering International, Inc.	300	22,401	(843)
Oil States International, Inc.	700	67,710	1,310
Old Republic International Corp.	1,000	16,790	(390)
Olin Corp.	1,400	36,110	2,544
Omnicare, Inc.	200	12,714	(780)
ON Semiconductor Corp.	1,400	12,306	854
Oracle Corp.	1,700	62,546	7,001
Oshkosh Corp.	1,100	62,512	2,245
Packaging Corp. of America	200	12,986	1,088
Parker Hannifin Corp.	700	80,916	2,881
Patterson-UTI Energy, Inc.	1,400	36,825	7,527
Pfizer, Inc.	1,300	39,860	1,896
Phillips 66	100	7,511	195
Pitney Bowes, Inc.	1,200	30,466	722
Polycom, Inc.	4,200	49,224	8,400
Popular, Inc.	600	17,024	1,570

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
priceline.com, Inc.	100	$123,391	$(4,202)
Pulte Group, Inc.	5,300	101,986	(279)
QUALCOMM, Inc.	100	7,283	603
Quest Diagnostics, Inc.	100	5,339	453
Ralph Lauren Corp.	100	16,249	(156)
Raytheon Co.	500	45,399	3,996
Red Hat, Inc.	200	11,427	(831)
Regal-Beloit Corp.	400	31,508	(2,424)
Regions Financial Corp.	600	6,342	324
Reinsurance Group of America, Inc.	1,000	73,644	5,986
Reliance Steel & Aluminum Co.	300	22,824	(1,626)
Robert Half International, Inc.	200	8,387	3
Rock-Tenn Co.	900	88,092	6,921
Rockwell Automation, Inc.	100	11,468	987
Ross Stores, Inc.	100	7,139	16
Rowan Cos. PLC	300	9,825	279
RR Donnelley & Sons Co.	1,500	27,975	(1,125)
Ryder System, Inc.	500	37,150	2,810
SanDisk Corp.	700	52,590	4,243
SEI Investments Co.	700	23,374	153
Signet Jewelers Ltd.	200	19,842	1,330
Skyworks Solutions, Inc.	2,500	76,534	17,266
SLM Corp.	2,000	46,472	2,488
Snap-on, Inc.	100	9,989	1,359
Southwest Airlines Co.	4,600	97,585	11,021
Spirit Aerosystems Holdings, Inc.	2,500	85,493	(15,018)
State Street Corp.	1,300	89,504	911
Steel Dynamics, Inc.	1,200	19,760	1,588
Stryker Corp.	100	7,820	327
Symantec Corp.	3,800	88,473	(12,587)
Telephone & Data Systems, Inc.	500	13,694	(589)
Tesla Motors, Inc.	100	21,161	(316)
Tesoro Corp.	700	36,806	(1,393)
Thermo Fisher Scientific, Inc.	200	23,648	400
Thoratec Corp.	1,500	51,932	1,783
Time Warner, Inc.	200	12,880	186
Timken Co./The	500	27,366	2,024
TJX Cos., Inc./The	500	30,620	(295)
Towers Watson & Co.	800	94,944	(3,704)
Travelers Cos., Inc./The	200	17,294	(274)
Tyson Foods, Inc.	1,300	45,277	11,936

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
Union Pacific Corp.	100	$17,235	$1,531
United Therapeutics Corp.	700	75,433	(9,612)
UnitedHealth Group, Inc.	1,100	85,039	5,150
Unum Group	3,100	100,015	9,446
Urban Outfitters, Inc.	200	7,404	(110)
URS Corp.	600	31,332	(3,096)
Valero Energy Corp.	600	30,852	1,008
Validus Holding Ltd.	200	7,410	132
VCA Antech, Inc.	1,700	54,784	7
VF Corp.	1,000	58,717	3,163
Viacom, Inc.	700	57,336	2,157
Waddell & Reed Financial, Inc.	600	40,944	3,228
WellCare Health Plans, Inc.	700	45,972	(1,508)
WellPoint, Inc.	1,000	84,725	14,825
Wells Fargo & Co.	200	9,106	842
Western Digital Corp.	1,100	93,307	7,695
Whirlpool Corp.	1,000	149,194	266
Whiting Petroleum Corp.	700	40,960	7,613
WR Grace & Co.	100	9,303	614
Xerox Corp.	8,500	90,723	5,327
Yahoo!, Inc.	2,900	107,990	(3,880)

			513,343

Total of Long Equity Positions			535,287

Short Positions

Canada
Lululemon Athletica, Inc.	(2,000)	(93,959)	(11,221)

Hong Kong
Michael Kors Holdings Ltd.	(700)	(56,706)	(8,583)

Ireland
Endo International PLC	(600)	(40,890)	(300)

Netherlands
Chicago Bridge & Iron Co. NV	(900)	(69,241)	(9,194)
Core Laboratories NV	(200)	(38,202)	(1,486)
Sensata Technologies Holding NV	(1,700)	(68,471)	(4,017)

			(14,697)

United Kingdom
Liberty Global PLC	(3,000)	(124,806)	6
Willis Group Holdings PLC	(800)	(34,594)	(710)

			(704)

United States
Abercrombie & Fitch Co.	(1,500)	(55,853)	(1,897)
Actavis PLC	(100)	(18,328)	(2,257)
ADT Corp./The	(4,000)	(123,186)	3,386
Alcoa, Inc.	(1,300)	(15,338)	(1,393)
Allegheny Technologies, Inc.	(2,500)	(86,155)	(8,045)
Alliance Data Systems Corp.	(400)	(99,294)	(9,686)
Alpha Natural Resources, Inc.	(19,600)	(104,998)	21,698
Altera Corp.	(1,000)	(32,164)	(4,076)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
AMC Networks, Inc.	(400)	$(26,102)	$(3,134)
AMETEK, Inc.	(400)	(20,808)	212
Amphenol Corp.	(700)	(60,242)	(3,913)
Armstrong World Industries, Inc.	(800)	(45,568)	2,968
AutoNation, Inc.	(700)	(33,167)	(4,094)
Avon Products, Inc.	(3,700)	(58,048)	3,880
Ball Corp.	(200)	(10,106)	(856)
Bally Technologies, Inc.	(800)	(52,210)	(806)
Bill Barrett Corp.	(800)	(20,121)	(359)
BioMarin Pharmaceutical, Inc.	(1,400)	(101,944)	6,450
BorgWarner, Inc.	(600)	(32,349)	(4,533)
Brookdale Senior Living, Inc.	(3,800)	(106,435)	(20,903)
Brown-Forman Corp.	(600)	(47,554)	(6,260)
Cabela’s, Inc.	(900)	(59,869)	910
Cablevision Systems Corp.	(3,700)	(60,538)	(1,881)
Cadence Design Systems, Inc.	(400)	(5,584)	(632)
Calpine Corp.	(2,100)	(40,019)	(3,892)
Cameron International Corp.	(600)	(34,724)	(2,338)
Campbell Soup Co.	(1,700)	(71,377)	(4,919)
CarMax, Inc.	(1,500)	(67,366)	(2,834)
Carnival Corp.	(2,000)	(80,698)	4,978
Carter’s, Inc.	(300)	(22,066)	(1,229)
Catamaran Corp.	(2,200)	(107,529)	9,057
CenturyLink, Inc.	(3,100)	(90,936)	(10,868)
CH Robinson Worldwide, Inc.	(1,000)	(54,817)	2,427
Charles Schwab Corp./The	(700)	(18,739)	(392)
Charter Communications, Inc.	(500)	(68,473)	6,873
Cheniere Energy, Inc.	(600)	(26,549)	(6,661)
Chesapeake Energy Corp.	(200)	(5,090)	(34)
Church & Dwight Co., Inc.	(300)	(19,659)	(1,062)
Ciena Corp.	(5,100)	(116,198)	224
Citigroup, Inc.	(700)	(34,739)	1,419
Clean Harbors, Inc.	(2,300)	(129,864)	3,847
Clorox Co./The	(700)	(61,446)	(161)
Community Health Systems, Inc.	(1,200)	(49,924)	2,920
Commvault Systems, Inc.	(900)	(64,221)	5,766
ConAgra Foods, Inc.	(1,100)	(34,461)	328
Concho Resources, Inc.	(400)	(39,284)	(9,716)
Concur Technologies, Inc.	(700)	(76,702)	7,353
CONSOL Energy, Inc.	(1,400)	(52,949)	(2,981)
Constellation Brands, Inc.	(300)	(23,862)	(1,629)
Con-way, Inc.	(900)	(35,131)	(1,841)
Cree, Inc.	(300)	(18,635)	1,667
Cubist Pharmaceuticals, Inc.	(1,000)	(72,962)	(188)
Cullen/Frost Bankers, Inc.	(800)	(59,009)	(3,015)
Cypress Semiconductor	(8,800)	(89,106)	(1,270)
Darden Restaurants, Inc.	(300)	(15,212)	(16)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
Dick’s Sporting Goods, Inc.	(1,200)	$(62,819)	$(2,713)
Diebold, Inc.	(2,700)	(91,531)	(16,172)
Discovery Communications, Inc.	(600)	(46,655)	(2,965)
DISH Network Corp.	(400)	(22,191)	(2,693)
Dominion Resources, Inc.	(500)	(33,145)	(2,350)
DreamWorks Animation SKG, Inc.	(900)	(23,563)	(332)
Dresser-Rand Group, Inc.	(900)	(49,959)	(2,610)
Dunkin’ Brands Group, Inc.	(600)	(28,300)	(1,808)
E*Trade Financial Corp.	(1,000)	(20,312)	(2,708)
Eagle Materials, Inc.	(200)	(15,689)	(2,043)
eBay, Inc.	(100)	(5,320)	(204)
Ecolab, Inc.	(100)	(9,979)	(820)
Equinix, Inc.	(900)	(163,359)	(2,997)
Expeditors International of Washington, Inc.	(1,600)	(65,876)	2,468
Express Scripts PLC	(600)	(44,989)	(65)
F5 Networks, Inc.	(200)	(21,570)	244
Fastenal Co.	(2,700)	(122,420)	(10,744)
Fidelity National Financial, Inc.	(500)	(15,099)	(621)
First Horizon National Corp.	(4,200)	(49,825)	(2,003)
First Republic Bank	(300)	(14,874)	(1,323)
Flowers Foods, Inc.	(1,800)	(38,338)	(272)
FMC Corp.	(100)	(7,552)	(104)
FMC Technologies, Inc.	(600)	(29,703)	(1,671)
Ford Motor Co.	(2,000)	(31,438)	238
Fortinet, Inc.	(2,700)	(58,457)	(1,024)
Fortune Brands Home & Security, Inc.	(1,300)	(59,857)	5,153
Freeport-McMoRan Copper & Gold, Inc.	(1,700)	(57,389)	1,170
Freescale Semiconductor Ltd.	(2,900)	(49,091)	(21,698)
Fresh Market, Inc./The	(3,700)	(130,610)	6,290
Gartner, Inc.	(200)	(14,173)	285
Genesee & Wyoming, Inc.	(700)	(62,236)	(5,888)
Harley-Davidson, Inc.	(300)	(19,834)	(149)
Helix Energy Solutions Group, Inc.	(2,000)	(46,251)	291
Hertz Global Holdings, Inc.	(900)	(24,372)	396
Hillshire Brands Co./The	(200)	(6,820)	(632)
Hologic, Inc.	(2,900)	(60,795)	(1,555)
HomeAway, Inc.	(1,000)	(40,069)	2,399
Hospira, Inc.	(1,400)	(60,845)	295
IDEXX Laboratories, Inc.	(100)	(11,302)	(838)
IHS, Inc.	(400)	(45,180)	(3,420)
Incyte Corp. Ltd.	(1,700)	(107,553)	16,569
Intuitive Surgical, Inc.	(100)	(41,086)	(2,713)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
Iron Mountain, Inc.	(3,700)	$(101,075)	$(934)
Jarden Corp.	(300)	(17,843)	(106)
JB Hunt Transport Services, Inc.	(1,700)	(126,214)	3,950
JDS Uniphase Corp.	(2,600)	(30,941)	(5,459)
JetBlue Airways Corp.	(900)	(8,046)	225
Juniper Networks, Inc.	(300)	(7,847)	119
Kansas City Southern	(900)	(91,176)	(678)
Keurig Green Mountain, Inc.	(200)	(22,582)	1,464
Kinder Morgan, Inc.	(4,800)	(162,144)	6,192
Kirby Corp.	(500)	(49,930)	(695)
Kohl’s Corp.	(400)	(21,524)	(1,196)
L Brands, Inc.	(300)	(15,909)	(1,122)
Laboratory Corp. of America Holdings	(200)	(18,860)	(782)
Lamar Advertising Co.	(1,600)	(78,913)	(2,671)
Laredo Petroleum, Inc.	(2,100)	(52,652)	(1,654)
Lennar Corp.	(1,600)	(59,968)	(3,424)
Level 3 Communications, Inc.	(3,000)	(100,680)	(16,740)
LinkedIn Corp.	(500)	(101,126)	8,656
Lions Gate Entertainment Corp.	(1,300)	(40,509)	5,760
Louisiana-Pacific Corp.	(4,900)	(83,903)	1,240
M&T Bank Corp.	(400)	(44,305)	(4,215)
Mallinckrodt PLC	(500)	(35,252)	3,547
Manitowoc Co., Inc./The	(600)	(15,360)	(3,510)
Marriott International, Inc.	(700)	(34,745)	(4,469)
Martin Marietta Materials, Inc.	(800)	(86,225)	(16,455)
McCormick & Co., Inc.	(1,000)	(69,194)	(2,546)
McDermott International, Inc.	(6,300)	(53,592)	4,326
MDC Holdings, Inc.	(300)	(9,393)	909
MeadWestvaco Corp.	(600)	(21,870)	(714)
Medivation, Inc.	(1,400)	(103,724)	13,606
MEDNAXX, Inc.	(500)	(26,885)	(4,105)
MGM Resorts International	(2,300)	(58,183)	(1,295)
Mohawk Industries, Inc.	(100)	(14,215)	617
Mondelez International, Inc.	(500)	(17,625)	350
Morgan Stanley	(100)	(3,340)	223
Motorola Solutions, Inc.	(1,300)	(84,185)	608
MSC Industrial Direct Co., Inc.	(1,000)	(84,783)	(1,737)
MSCI, Inc.	(300)	(13,192)	286
Nabors Industries Ltd.	(600)	(10,368)	(4,422)
Navistar International Corp.	(2,800)	(96,469)	1,633
NCR Corp.	(700)	(25,676)	91
NetSuite, Inc.	(400)	(42,086)	4,154
NeuStar, Inc.	(1,500)	(51,794)	3,029
Newfield Exploration Co.	(1,700)	(41,933)	(11,379)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
Nielsen Holdings NV	(700)	$(29,965)	$(1,276)
Nordstrom, Inc.	(700)	(41,048)	(2,667)
NRG Energy, Inc.	(2,400)	(67,119)	(9,201)
Nuance Communications, Inc.	(4,600)	(70,631)	(8,351)
Nucor Corp.	(700)	(35,966)	588
Oasis Petroleum, Inc.	(700)	(29,577)	366
Office Depot, Inc.	(20,300)	(90,387)	6,548
ONEOK, Inc.	(800)	(42,219)	(5,181)
Owens Corning	(1,000)	(39,855)	(3,315)
Owens-Illinois, Inc.	(1,200)	(40,756)	160
Palo Alto Networks, Inc.	(1,400)	(89,061)	(6,979)
Pandora Media, Inc.	(1,100)	(37,144)	3,792
Peabody Energy Corp.	(1,300)	(22,560)	1,318
Pepco Holdings, Inc.	(1,000)	(18,660)	(1,820)
PerkinElmer, Inc.	(1,100)	(46,763)	(2,803)
Perrigo Co PLC	(200)	(31,206)	274
PVH Corp.	(900)	(109,128)	(3,165)
QEP Resources, Inc.	(500)	(14,477)	(243)
Rackspace Hosting, Inc.	(3,200)	(116,659)	11,635
Range Resources Corp.	(600)	(51,091)	1,309
Rockwell Collins, Inc.	(500)	(38,047)	(1,788)
Roper Industries, Inc.	(600)	(82,567)	2,461
Rosetta Resources, Inc.	(800)	(35,951)	(1,313)
Royal Caribbean Cruises Ltd.	(500)	(24,605)	(2,675)
Salesforce.com, Inc.	(1,300)	(75,850)	1,633
Salix Pharmaceuticals Ltd.	(600)	(57,895)	(4,271)
Sally Beauty Holdings, Inc.	(100)	(2,799)	59
SBA Communications Corp.	(1,400)	(127,873)	529
Sealed Air Corp.	(900)	(28,737)	(846)
Seattle Genetics, Inc.	(1,100)	(49,741)	(375)
ServiceNow, Inc.	(900)	(52,954)	(974)
Sirius XM Holdings, Inc.	(18,500)	(58,800)	(400)
Sirona Dental Systems, Inc.	(100)	(7,401)	(66)
Six Flags Entertainment Corp.	(700)	(26,860)	(1,245)
SolarWinds, Inc.	(1,000)	(44,257)	1,627
Sotheby’s	(200)	(8,722)	12
Splunk, Inc.	(200)	(14,865)	567
Sprint Corp.	(7,600)	(66,556)	(3,288)
Stericycle, Inc.	(1,200)	(136,298)	(46)
Stratasys Ltd.	(800)	(94,188)	9,316
SunEdison, Inc.	(5,000)	(77,685)	(16,515)
SUPERVALU, Inc.	(11,400)	(71,518)	(6,458)
Sysco Corp.	(700)	(25,054)	(237)
Tempur Sealy International, Inc.	(2,200)	(104,919)	(6,555)
Tenet Healthcare Corp.	(3,000)	(130,655)	2,225
Teradata Corp.	(1,700)	(78,280)	(5,343)
Teradyne, Inc.	(2,800)	(53,941)	(1,751)
Terex Corp.	(400)	(15,821)	(1,899)
Textron, Inc.	(2,200)	(80,362)	(6,076)
Theravance, Inc.	(2,400)	(88,422)	14,166

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (Continued)
Tidewater, Inc.	(100)	$(4,886)	$24
T-Mobile US, Inc.	(2,500)	(81,496)	(1,079)
Toll Brothers, Inc.	(1,600)	(58,005)	565
Tractor Supply Co.	(200)	(14,151)	25
TransDigm Group, Inc.	(500)	(85,384)	(7,216)
Trimble Navigation Ltd.	(1,200)	(43,016)	(3,628)
TripAdvisor, Inc.	(500)	(38,741)	(6,554)
Triumph Group, Inc.	(800)	(61,161)	9,497
TRW Automotive Holdings Corp.	(100)	(7,378)	(784)
tw telecom, inc.	(2,500)	(74,306)	(3,844)
Ultra Salon, Inc.	(400)	(33,625)	(5,367)
Under Armour, Inc.	(700)	(59,874)	(20,374)
United Continental Holdings, Inc.	(1,100)	(50,277)	1,184
United Rentals, Inc.	(900)	(72,760)	(12,686)
Vantiv, Inc.	(2,600)	(82,367)	3,795
Varian Medical Systems, Inc.	(700)	(57,189)	(1,604)
VeriFone Systems, Inc.	(2,300)	(66,590)	(11,196)
VeriSign, Inc.	(200)	(12,378)	1,596
Verisk Analytics, Inc.	(300)	(19,035)	1,047
Vertex Pharmaceuticals, Inc.	(400)	(31,948)	3,660
Vmware, Inc.	(100)	(10,997)	195
Vulcan Materials Co.	(1,000)	(61,115)	(5,335)
Waste Management, Inc.	(300)	(12,226)	(395)
Wendy’s Co./The	(1,342)	(12,051)	(188)
WESCO International, Inc.	(800)	(68,734)	2,158
Western Union Co./The	(3,800)	(60,357)	(1,811)
Williams Cos., Inc./The	(1,900)	(75,895)	(1,207)
WPX Energy, Inc.	(1,300)	(24,974)	1,535
Wynn Resorts Ltd.	(200)	(39,386)	(5,044)
Zions BanCorp.	(2,000)	(59,596)	(2,364)
Zynga, Inc.	(5,300)	(19,326)	(3,464)

			(249,464)

Total of Short Equity Positions			(284,969)

Total of Long and Short Equity Positions			250,318

Net Cash and Other Receivables/ (Payables) (b)			8,766

Swaps, at Value			$259,084

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$5,845

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Switzerland
Actelion Ltd.	2,128	$204,871	$(3,203)
Galenica AG	41	39,773	(96)
Novartis AG	141	11,570	402
Roche Holding AG	246	70,516	3,472

			575

Total of Long Equity Positions			575

Short Positions

Switzerland
Cie Financiere Richemont SA	(23)	(2,207)	10
Credit Suisse Group AG	(2,216)	(70,546)	(1,182)
Dufry AG	(291)	(47,507)	(2,559)
Julius Baer Group Ltd.	(1,262)	(63,550)	7,503
Transocean Ltd.	(868)	(34,933)	(854)
UBS AG	(4,902)	(102,728)	1,290

			4,208

Total of Short Equity Positions			4,208

Total of Long and Short Equity Positions			4,783

Net Cash and Other Receivables/ (Payables) (b)			1,062

Swaps, at Value			$5,845

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity ranging from 02/19/2015 - 02/20/2015	$60,312

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Belgium
Belgacom SA	3,260	$96,053	$6,091
Delhaize Group SA	550	38,476	1,747

			7,838

Finland
Fortum OYJ	4,451	101,655	(499)
Neste Oil OYJ	1,667	32,601	1,376

			877

France
AtoS	243	21,863	96
AXA SA	875	23,132	(401)
Bouygues SA	758	32,463	(877)
Cap Gemini SA	327	23,090	1,666
Cie Generale des Etablissements Michelin	149	16,090	2,537
Danone SA	976	68,142	810
Electricite de France SA	1,743	59,941	8,979
European Aeronautic Defence and Space Co. NV	113	8,354	(261)
Eutelsat Communications SA	769	23,630	2,467
GDF Suez	742	20,153	144
Iliad SA	333	76,298	19,795
Orange SA	1,664	20,816	3,764
Renault SA	264	24,382	1,262
Safran SA	1,356	95,800	(1,857)
SES SA	532	18,874	975
Thales SA	1,433	94,734	288
Total SA	2,299	140,147	11,184
Vivendi SA	1,438	39,749	274

			50,845

Germany
Axel Springer SE	1,294	82,425	381
Brenntag AG	111	20,502	112
Deutsche Lufthansa AG	1,001	25,172	1,074
Deutsche Post AG	1,335	47,638	1,994
Deutsche Telekom AG	3,332	55,570	(1,507)
E.ON SE	2,569	48,183	1,990
Hannover Rueck SE	109	9,347	403
Merck KGaA	521	88,189	(450)
Metro AG	2,602	111,385	(5,246)
Muenchener Rueckversicherungs AG	204	42,712	1,865

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (Continued)
Porsche Automobil Holding SE	330	$34,466	$(539)
ProSiebenSat.1 Media AG	2,232	100,027	2,353
Sky Deutschland AG	2,283	21,973	(2,272)
Stada Arzneimittel AG	457	23,142	(3,566)
Suedzucker AG	1,040	27,344	2,317
United Internet AG	2,644	116,779	7,243

			6,152

Italy
A2A SpA	12,451	14,288	1,832
Autogrill SpA	7,589	72,086	5,683
Enel Green Power SpA	7,074	19,050	817
Enel SpA	2,399	12,231	1,339
Fiat SpA	5,287	55,376	6,261
Mediaset SpA	6,383	34,172	1,526
Pirelli & C. SpA	1,292	21,551	(1,227)
Prysmian SpA	3,060	77,860	(1,711)
Salvatore Ferragamo SpA	222	7,043	(512)
Snam SpA	13,089	73,263	3,406
Terna Rete Elettrica Nazionale SpA	9,867	49,299	3,507

			20,921

Netherlands
Heineken NV	145	9,654	436
Koninklijke Ahold NV	2,945	55,508	3,639
Koninklijke Boskalis Westminster NV	354	18,911	573
Wolters Kluwer NV	3,568	102,248	(1,662)

			2,986

Spain
ACS Actividades de Construccion y Servicios SA	1,687	61,661	4,669
Bankinter SA	1,948	15,271	413
Ebro Foods SA	1,703	39,313	94
Enagas SA	1,027	28,900	2,342
Gas Natural SDG SA	2,048	51,318	6,299
Grifols SA	208	11,294	105
Iberdrola SA	1,799	11,921	667
Tecnicas Reunidas SA	213	11,967	74

			14,663

Total of Long Equity Positions			104,282

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Short Positions

Belgium
Solvay SA	(42)	(5,923)	(674)
UCB SA	(352)	(25,259)	(2,981)

			(3,655)

Finland
Kone OYJ	(107)	(4,780)	287
Metso OYJ	(1,236)	(40,014)	(459)
Nokia OYJ	(597)	(4,606)	214
Nokian Renkaat OYJ	(2,208)	(99,658)	10,323
Wartsila OYJ	(540)	(29,615)	263

			10,628

France
Air France-KLM	(3,273)	(40,272)	(8,883)
Alcatel-Lucent	(15,224)	(63,558)	3,602
Alstom SA	(5,202)	(157,297)	15,331
Arkema SA	(123)	(13,632)	(282)
CGG SA	(11,450)	(183,153)	(347)
Edenred	(971)	(30,201)	(259)
Remy Cointreau SA	(1,436)	(112,733)	(2,455)
Technip SA	(172)	(15,011)	(2,720)
Vallourec SA	(148)	$(7,617)	$(412)
Veolia Environnement SA	(5,296)	(88,305)	(16,652)

			(13,077)

Germany
Commerzbank AG	(4,303)	(77,834)	(1,316)
Daimler AG	(337)	(30,704)	(1,175)
Deutsche Bank AG	(2,528)	(128,292)	14,991
Infineon Technologies AG	(3,593)	(36,396)	(6,469)
LANXESS AG	(1,333)	(91,422)	(9,195)
MTU Aero Engines AG	(231)	(21,216)	(229)
RWE AG	(542)	(19,964)	(2,031)
ThyssenKrupp AG	(627)	(16,904)	82
Volkswagen AG	(207)	(55,519)	1,845
Wacker Chemie AG	(32)	(4,261)	354

			(3,143)

Italy
Banca Popolare dell’Emilia Romagna SC	(2,231)	(25,155)	(2,978)
Mediobanca SpA	(3,859)	(34,805)	(9,367)
Telecom Italia SpA	(76,902)	(87,615)	(3,279)
UniCredit SpA	(1,816)	(14,046)	(2,554)

			(18,178)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
ASML Holding NV	(934)	(82,340)	(4,600)
CNH Industrial NV	(4,664)	(53,457)	(220)
Fugro NV	(478)	(26,409)	(2,961)
SBM Offshore NV	(1,827)	(29,355)	(3,891)

			(11,672)

Portugal
Banco Espirito Santo SA	(6,047)	(11,289)	(35)
Galp Energia SGPS SA	(1,608)	(26,829)	(928)

			(963)

Spain
Bankia SA	(37,689)	(74,460)	(5,188)
Obrascon Huarte Lain SA	(2,460)	(109,256)	2,229
Red Electrica Corp. SA	(393)	(29,267)	(2,690)

			(5,649)

Switzerland
STMicroelectronics NV	(3,052)	(25,158)	(3,119)

Total of Short Equity Positions			(48,828)

Total of Long and Short Equity Positions			55,454

Net Cash and Other Receivables/ (Payables) (b)			4,858

Swaps, at Value			$60,312

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	13 months maturity 02/2015	$16,399

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Denmark
AP Moeller - Maersk A/S	1	$11,569	$400
Carlsberg A/S	128	13,277	(553)
Coloplast A/S	267	18,376	3,211
Pandora A/S	1,221	70,115	10,469
TDC A/S	4,110	38,482	(467)
Vestas Wind Systems A/S	1,574	57,194	5,915

			18,975

Total of Long Equity Positions			18,975

Short Positions

Denmark
Chr Hansen Holding A/S	(1,142)	(43,954)	(1,369)
DSV A/S	(350)	(10,601)	(685)
Novo Nordisk A/S	(921)	(40,850)	(1,086)

			(3,140)

Total of Short Equity Positions			(3,140)

Total of Long and Short Equity Positions			15,835

Net Cash and Other Receivables/ (Payables) (b)			564

Swaps, at Value			$16,399

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$8,489

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Sweden
Electrolux AB	1,066	$26,653	$(3,312)
Securitas AB	11,332	122,161	9,078
Skanska AB	851	17,232	2,829
Tele2 AB	884	10,341	634
Telefonaktiebolaget LM Ericsson	4,073	48,596	5,727
TeliaSonera AB	12,012	92,774	(2,055)

			12,901

Total of Long Equity Positions			12,901

Short Positions

Sweden
Elekta AB	(4,913)	(71,679)	6,275
Hexagon AB	(2,854)	(94,978)	(2,054)
Sandvik AB	(1,255)	(17,928)	177
Svenska Handelsbanken AB	(57)	(2,856)	(8)
Volvo AB	(4,144)	(56,307)	(9,567)

			(5,177)

Total of Short Equity Positions			(5,177)

Total of Long and Short Equity Positions			7,724

Net Cash and Other Receivables/ (Payables) (b)			765

Swaps, at Value			$8,489

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$3,908

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Norway
Statoil ASA	2,058	$53,408	$4,658
Telenor ASA	4,579	106,523	(5,176)
Yara International ASA	555	24,476	106

			(412)

Total of Long Equity Positions			(412)

Short Positions

Norway
Aker Solutions ASA	(4,781)	(79,793)	5,383
Marine Harvest ASA	(1,565)	(19,532)	1,835
Orkla ASA	(1,484)	(12,146)	(505)
TGS Nopec Geophysical Co. ASA	(458)	(12,672)	(2,322)

			4,391

Total of Short Equity Positions			4,391

Total of Long and Short Equity Positions			3,979

Net Cash and Other Receivables/ (Payables) (b)			(71)

Swaps, at Value			$3,908

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 67.9%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% ^(a)	328,759,169	$328,759,169
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	1,315,036,678	1,315,036,678
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	939,425,644	939,425,644
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	1,626,914,121	1,626,914,121

TOTAL MONEY MARKET FUNDS (Cost $4,210,135,612)		4,210,135,612

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 26.3%
U.S. Treasury Bill, 0.060%, 04/10/2014 ^(c)	$290,700	290,698,547
U.S. Treasury Bill, 0.080%, 05/29/2014 ^(c)	134,500	134,496,234
U.S. Treasury Bill, 0.084%, 06/05/2014 ^(c)	134,500	134,495,158
U.S. Treasury Bill, 0.056%, 07/31/2014 ^(c)	708,788	708,686,843
U.S. Treasury Bill, 0.062%, 08/07/2014 (c)	364,980	364,915,034

TOTAL SHORT-TERM INVESTMENTS (Cost $1,633,211,797)		1,633,291,816

TOTAL INVESTMENTS - 94.2% (Cost $5,843,347,409)		5,843,427,428

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8% (d)		360,572,512

NET ASSETS - 100.0%		$6,203,999,940

(a)	Represents annualized seven-day yield as of March 31, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Japanese Government Bond	6/11/2014	JPY	5,937,160,800	$(74,988)
Barclays Capital	Cocoa Futures^	5/14/2014	USD	79,578,257	328,296
Barclays Capital	Cocoa Futures^	5/14/2014	USD	19,323,760	238,340
Barclays Capital	Coffee ‘C’ Futures^	4/11/2014	USD	2,672,719	(70,923)
Barclays Capital	Coffee ‘C’ Futures^	4/11/2014	USD	(1,997,044)	(604,675)
Barclays Capital	Corn Futures^	5/14/2014	USD	(12,139,603)	(1,539,897)
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	5,846,940	325,380
Bank of America	Euro - Bobl Futures	6/6/2014	EUR	1,289,235,647	2,703,332
Bank of America	Euro - SCHATZ Futures	6/6/2014	EUR	(292,459,846)	(345,583)
Barclays Capital	Gasoline RBOB Futures^	4/30/2014	USD	107,447,357	(1,098,079)
Barclays Capital	Gasoline RBOB Futures^	4/30/2014	USD	(102,837,638)	(3,511,522)
Barclays Capital	Gasoline RBOB Futures^	4/30/2014	USD	(60,164,261)	(498,880)
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	(219,972,525)	5,963,065
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	103,697,791	2,568,805
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	(28,084,149)	461,589
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	24,389,975	50,819
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	(121,955,463)	(3,320,300)
Barclays Capital	LME Copper Futures^	5/28/2014	USD	(137,850,268)	8,056,318
Barclays Capital	LME Zinc Futures^	6/16/2014	USD	(99,350)	250
Bank of America	MSCI Taiwan Stock Index Futures	4/29/2014	USD	24,941,347	386,183
Barclays Capital	NY Harbor ULSD Financial Futures^	4/30/2014	USD	7,663,311	(34,104)
Barclays Capital	NY Harbor ULSD Financial Futures^	4/30/2014	USD	29,064,664	(242,880)
Barclays Capital	NY Harbor ULSD Financial Futures^	4/30/2014	USD	(28,875,697)	(164,443)
Barclays Capital	NY Harbor ULSD Financial Futures^	4/30/2014	USD	(28,702,422)	(119,353)
Barclays Capital	Platinum Futures^	7/29/2014	USD	21,891,540	(863,185)
Barclays Capital	Platinum Futures^	7/29/2014	USD	(65,104,116)	457,443
Bank of America	SGX S&P CNX Nifty Index Futures	4/24/2014	USD	17,037,710	239,022
Barclays Capital	Silver Futures^	5/28/2014	USD	151,802,075	(13,337,840)
Barclays Capital	Silver Futures^	5/28/2014	USD	(294,977,795)	6,893,472
Barclays Capital	Soybean Futures^	5/14/2014	USD	514,504,800	50,808,458
Barclays Capital	Soybean Futures^	5/14/2014	USD	(89,776,025)	(2,894,586)
Deutsche Bank	Soybean Meal Futures^	5/14/2014	USD	81,086,928	8,829,752
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	46,560,515	(3,779,218)
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	(86,188,414)	(2,888,594)
Bank of America	Swiss Market Index Futures	6/20/2014	CHF	230,928,218	8,898,611
Bank of America	Taiwan Stock Exchange Futures	4/16/2014	TWD	1,882,282,677	477,443
Bank of America	U.S. Treasury 2-Year Note Futures	6/30/2014	USD	(579,045,342)	(599,658)
Bank of America	U.S. Treasury 5-Year Note Futures	6/30/2014	USD	(563,310,374)	(1,241,157)
Barclays Capital	Wheat Futures^	5/14/2014	USD	80,659,185	4,067,588
Barclays Capital	Wheat Futures^	5/14/2014	USD	(61,439,370)	(11,176,555)
Barclays Capital	Wheat Futures^	7/14/2014	USD	33,717,988	(116,138)
Deutsche Bank	WTI Crude Oil Futures^	4/22/2014	USD	235,941,400	1,552,640
Deutsche Bank	WTI Crude Oil Futures^	4/22/2014	USD	(128,001,000)	(4,560,900)

					$50,223,348

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, Merrill Lynch and Deutsche Bank for total return swap contracts in the amount of $14,090,679, $201,080,173, $1,052, and $2,900,089, respectively at March 31, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1,797	Goldman Sachs	Cocoa Futures^	May 14, 2014	$52,767,583	$53,503,151	$735,568
352	Goldman Sachs	Coffee ‘C’ Futures^	May 19, 2014	25,406,510	23,482,799	(1,923,711)
778	Goldman Sachs	Cotton No. 2 Futures^	May 7, 2014	33,864,060	36,379,280	2,515,220
32	J.P. Morgan	LME Aluminum Futures^	June 13, 2014	1,388,867	1,422,816	33,949
345	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	15,087,249	15,358,969	271,720
72	J.P. Morgan	LME Aluminum Futures^	June 17, 2014	3,126,750	3,204,540	77,790
80	J.P. Morgan	LME Aluminum Futures^	June 25, 2014	3,481,199	3,566,460	85,261
265	J.P. Morgan	LME Aluminum Futures^	June 26, 2014	11,617,033	11,816,218	199,185
22	J.P. Morgan	LME Copper Futures^	April 7, 2014	4,015,455	3,657,978	(357,477)
30	J.P. Morgan	LME Copper Futures^	April 28, 2014	5,384,125	4,989,773	(394,352)
83	J.P. Morgan	LME Copper Futures^	April 29, 2014	14,885,704	13,805,245	(1,080,459)
158	J.P. Morgan	LME Copper Futures^	April 30, 2014	27,959,579	26,280,219	(1,679,360)
35	J.P. Morgan	LME Copper Futures^	May 2, 2014	6,164,448	5,821,734	(342,714)
184	J.P. Morgan	LME Copper Futures^	May 6, 2014	32,466,908	30,607,388	(1,859,520)
16	J.P. Morgan	LME Copper Futures^	June 4, 2014	2,794,833	2,662,152	(132,681)
235	J.P. Morgan	LME Copper Futures^	June 12, 2014	37,982,364	39,089,313	1,106,949
391	J.P. Morgan	LME Copper Futures^	June 13, 2014	63,314,545	65,029,850	1,715,305
225	J.P. Morgan	LME Copper Futures^	June 17, 2014	36,703,593	37,411,875	708,282
5	J.P. Morgan	LME Copper Futures^	June 19, 2014	791,760	830,875	39,115
27	J.P. Morgan	LME Copper Futures^	June 27, 2014	4,482,056	4,485,517	3,461
10	J.P. Morgan	LME Nickel Futures^	April 10, 2014	819,261	951,956	132,695
14	J.P. Morgan	LME Nickel Futures^	April 24, 2014	1,231,187	1,333,416	102,229
51	J.P. Morgan	LME Nickel Futures^	April 28, 2014	4,390,169	4,858,056	467,887
48	J.P. Morgan	LME Nickel Futures^	June 4, 2014	4,257,003	4,578,537	321,534
65	J.P. Morgan	LME Nickel Futures^	June 5, 2014	5,956,367	6,200,286	243,919
93	J.P. Morgan	LME Nickel Futures^	June 6, 2014	8,548,762	8,871,447	322,685
25	J.P. Morgan	LME Nickel Futures^	June 10, 2014	2,258,379	2,385,086	126,707
24	J.P. Morgan	LME Nickel Futures^	June 12, 2014	2,231,050	2,289,819	58,769
13	J.P. Morgan	LME Nickel Futures^	June 13, 2014	1,225,229	1,240,356	15,127
335	J.P. Morgan	LME Nickel Futures^	June 16, 2014	31,091,388	31,959,000	867,612
11	J.P. Morgan	LME Nickel Futures^	June 17, 2014	1,035,455	1,049,445	13,990
254	J.P. Morgan	LME Zinc Futures^	April 7, 2014	12,844,889	12,514,517	(330,372)
95	J.P. Morgan	LME Zinc Futures^	April 8, 2014	4,866,384	4,680,864	(185,520)
7	J.P. Morgan	LME Zinc Futures^	April 9, 2014	353,715	344,925	(8,790)
51	J.P. Morgan	LME Zinc Futures^	April 30, 2014	2,511,856	2,516,608	4,752

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
48	J.P. Morgan	LME Zinc Futures^	May 2, 2014	$2,350,900	$2,368,728	$17,828
45	J.P. Morgan	LME Zinc Futures^	May 6, 2014	2,216,344	2,220,964	4,620
81	J.P. Morgan	LME Zinc Futures^	May 19, 2014	4,216,692	3,999,375	(217,317)
57	J.P. Morgan	LME Zinc Futures^	May 21, 2014	2,933,253	2,814,375	(118,878)
30	J.P. Morgan	LME Zinc Futures^	May 23, 2014	1,523,903	1,481,940	(41,963)
174	J.P. Morgan	LME Zinc Futures^	May 27, 2014	8,921,624	8,603,300	(318,324)
96	J.P. Morgan	LME Zinc Futures^	May 28, 2014	4,960,586	4,747,752	(212,834)
89	J.P. Morgan	LME Zinc Futures^	June 3, 2014	4,564,876	4,407,725	(157,151)
83	J.P. Morgan	LME Zinc Futures^	June 4, 2014	4,298,028	4,111,613	(186,415)
19	J.P. Morgan	LME Zinc Futures^	June 5, 2014	1,013,557	941,450	(72,107)
22	J.P. Morgan	LME Zinc Futures^	June 6, 2014	1,154,221	1,090,375	(63,846)
34	J.P. Morgan	LME Zinc Futures^	June 12, 2014	1,704,321	1,684,913	(19,408)
203	J.P. Morgan	LME Zinc Futures^	June 13, 2014	10,070,097	10,059,614	(10,483)
507	J.P. Morgan	LME Zinc Futures^	June 16, 2014	26,549,151	25,121,850	(1,427,301)
129	J.P. Morgan	LME Zinc Futures^	June 17, 2014	6,369,643	6,392,143	22,500
133	J.P. Morgan	LME Zinc Futures^	June 19, 2014	6,513,952	6,588,488	74,536
232	J.P. Morgan	LME Zinc Futures^	June 20, 2014	11,341,033	11,489,800	148,767
78	J.P. Morgan	LME Zinc Futures^	June 24, 2014	3,806,562	3,864,510	57,948
104	J.P. Morgan	LME Zinc Futures^	June 25, 2014	5,140,416	5,153,200	12,784
9	J.P. Morgan	LME Zinc Futures^	June 30, 2014	447,994	446,175	(1,819)
2,703	Goldman Sachs	Natural Gas Futures^	May 28, 2014	121,223,706	118,148,130	(3,075,576)
1,064	Goldman Sachs	Soybean Meal Futures^	May 14, 2014	45,737,739	50,997,520	5,259,781
156	Goldman Sachs	Wheat Futures^	May 14, 2014	5,830,673	5,959,200	128,527
1,230	Barclays Capital	Amsterdam Index Futures	April 17, 2014	133,563,627	136,746,916	3,183,289
4,182	Barclays Capital	CAC40 Index Futures	April 17, 2014	249,477,535	252,980,102	3,502,567
328	Barclays Capital	DAX Index Futures	June 20, 2014	105,804,973	108,296,102	2,491,129
2,152	Barclays Capital	DJIA Mini E-CBOT Futures	June 20, 2014	172,557,343	176,173,480	3,616,137
867	Barclays Capital	E-Mini Russell 2000 Futures	June 20, 2014	102,441,293	101,482,350	(958,943)
4,556	Barclays Capital	Euro Stoxx 50 Index	June 20, 2014	190,095,827	194,573,775	4,477,948
249	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	27,112,981	27,163,399	50,418
3,302	J.P. Morgan	FTSE/JSE Top 40 Index Futures	June 19, 2014	133,136,176	136,044,407	2,908,231
961	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	137,876,505	141,659,617	3,783,112
826	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	113,858,498	117,367,019	3,508,521
365	Barclays Capital	MSCI Taiwan Stock Index Futures	April 29, 2014	11,225,085	11,398,950	173,865
2,312	Barclays Capital	NASDAQ 100 E-Mini Futures	June 20, 2014	168,113,869	165,828,200	(2,285,669)
2,702	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	248,965,732	251,907,460	2,941,728
1,547	Barclays Capital	S&P MID 400 E-Mini Futures	June 20, 2014	210,796,631	212,697,030	1,900,399

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3,295	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	June 19, 2014	$485,631,758	$487,618,272	$1,986,514
4,244	Barclays Capital	SGX S&P CNX Nifty Index Futures	April 24, 2014	56,524,873	57,327,952	803,079
1,887	Barclays Capital	SPI 200 Index Futures	June 19, 2014	234,166,366	235,944,252	1,777,886
1,853	J.P. Morgan	10-Year Japanese Government Bond	June 11, 2014	2,600,875,879	2,596,336,385	(4,539,494)
79	J.P. Morgan	3-Month Euro Euribor Futures	December 15, 2014	27,129,934	27,128,322	(1,612)
1,125	J.P. Morgan	3-Month Euro Euribor Futures	March 16, 2015	386,329,373	386,224,177	(105,196)
2,580	J.P. Morgan	3-Month Euro Euribor Futures	June 15, 2015	885,595,943	885,385,347	(210,596)
4,312	J.P. Morgan	3-Month Euro Euribor Futures	September 14, 2015	1,479,108,423	1,478,943,508	(164,915)
5,636	J.P. Morgan	3-Month Euro Euribor Futures	December 14, 2015	1,931,644,700	1,931,791,528	146,828
5,704	J.P. Morgan	3-Month Euro Euribor Futures	March 14, 2016	1,953,692,018	1,953,625,766	(66,252)
3,425	J.P. Morgan	90-Day EURODollar Futures	September 15, 2014	853,906,140	853,938,124	31,984
2,551	J.P. Morgan	90-Day EURODollar Futures	December 15, 2014	635,669,530	635,709,199	39,669
612	J.P. Morgan	90-Day EURODollar Futures	March 16, 2015	152,300,519	152,326,800	26,281
69	J.P. Morgan	90-Day Sterling Futures	September 17, 2014	14,291,502	14,291,456	(46)
69	J.P. Morgan	Euro - Bobl Futures	June 6, 2014	11,913,681	11,917,403	3,722
5,482	J.P. Morgan	Euro - Bund Futures	June 6, 2014	1,078,752,577	1,082,845,520	4,092,943
997	J.P. Morgan	Euro-Buxl 30-Year Bond Futures	June 6, 2014	176,849,885	177,156,229	306,344

				15,719,604,162	15,754,702,657	35,098,495

Short Contracts:
532	Goldman Sachs	Brent Crude Futures^	June 15, 2014	$(57,437,901)	$(57,269,800)	$168,101
2,167	Goldman Sachs	Gas Oil Futures^	May 12, 2014	(195,854,977)	(193,946,500)	1,908,477
605	Goldman Sachs	Gasoline RBOB Futures^	May 30, 2014	(73,338,688)	(74,143,839)	(805,151)
32	J.P. Morgan	LME Aluminum Futures^	June 13, 2014	(1,387,148)	(1,422,816)	(35,668)
345	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	(14,933,844)	(15,358,969)	(425,125)
72	J.P. Morgan	LME Aluminum Futures^	June 17, 2014	(3,110,217)	(3,204,540)	(94,323)
80	J.P. Morgan	LME Aluminum Futures^	June 25, 2014	(3,516,834)	(3,566,460)	(49,626)
265	J.P. Morgan	LME Aluminum Futures^	June 26, 2014	(11,593,199)	(11,816,218)	(223,019)
22	J.P. Morgan	LME Copper Futures^	April 7, 2014	(4,011,242)	(3,657,979)	353,263
30	J.P. Morgan	LME Copper Futures^	April 28, 2014	(5,375,615)	(4,989,772)	385,843
83	J.P. Morgan	LME Copper Futures^	April 29, 2014	(14,873,366)	(13,805,245)	1,068,121
158	J.P. Morgan	LME Copper Futures^	April 30, 2014	(28,011,166)	(26,280,219)	1,730,947
35	J.P. Morgan	LME Copper Futures^	May 2, 2014	(6,165,535)	(5,821,733)	343,802
184	J.P. Morgan	LME Copper Futures^	May 6, 2014	(32,393,424)	(30,607,388)	1,786,036

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2,732	Goldman Sachs	LME Copper Futures^	May 28, 2014	$(208,591,996)	$(206,641,650)	$1,950,346
16	J.P. Morgan	LME Copper Futures^	June 4, 2014	(2,793,274)	(2,662,152)	131,122
235	J.P. Morgan	LME Copper Futures^	June 12, 2014	(37,719,573)	(39,089,312)	(1,369,739)
391	J.P. Morgan	LME Copper Futures^	June 13, 2014	(62,954,224)	(65,029,849)	(2,075,625)
1,967	J.P. Morgan	LME Copper Futures^	June 16, 2014	(331,281,777)	(326,989,163)	4,292,614
225	J.P. Morgan	LME Copper Futures^	June 17, 2014	(36,280,640)	(37,411,875)	(1,131,235)
5	J.P. Morgan	LME Copper Futures^	June 19, 2014	(809,831)	(830,875)	(21,044)
27	J.P. Morgan	LME Copper Futures^	June 27, 2014	(4,473,353)	(4,485,517)	(12,164)
10	J.P. Morgan	LME Nickel Futures^	April 10, 2014	(809,091)	(951,956)	(142,865)
14	J.P. Morgan	LME Nickel Futures^	April 24, 2014	(1,220,491)	(1,333,416)	(112,925)
51	J.P. Morgan	LME Nickel Futures^	April 28, 2014	(4,387,934)	(4,858,056)	(470,122)
48	J.P. Morgan	LME Nickel Futures^	June 4, 2014	(4,278,140)	(4,578,537)	(300,397)
65	J.P. Morgan	LME Nickel Futures^	June 5, 2014	(5,966,865)	(6,200,286)	(233,421)
93	J.P. Morgan	LME Nickel Futures^	June 6, 2014	(8,579,177)	(8,871,447)	(292,270)
25	J.P. Morgan	LME Nickel Futures^	June 10, 2014	(2,298,698)	(2,385,086)	(86,388)
24	J.P. Morgan	LME Nickel Futures^	June 12, 2014	(2,257,870)	(2,289,819)	(31,949)
13	J.P. Morgan	LME Nickel Futures^	June 13, 2014	(1,231,353)	(1,240,356)	(9,003)
237	J.P. Morgan	LME Nickel Futures^	June 16, 2014	(21,087,569)	(22,609,800)	(1,522,231)
11	J.P. Morgan	LME Nickel Futures^	June 17, 2014	(1,052,100)	(1,049,445)	2,655
254	J.P. Morgan	LME Zinc Futures^	April 7, 2014	(12,848,222)	(12,514,517)	333,705
95	J.P. Morgan	LME Zinc Futures^	April 8, 2014	(4,842,427)	(4,680,863)	161,564
7	J.P. Morgan	LME Zinc Futures^	April 9, 2014	(352,260)	(344,925)	7,335
51	J.P. Morgan	LME Zinc Futures^	April 30, 2014	(2,514,859)	(2,516,608)	(1,749)
48	J.P. Morgan	LME Zinc Futures^	May 2, 2014	(2,352,989)	(2,368,728)	(15,739)
45	J.P. Morgan	LME Zinc Futures^	May 6, 2014	(2,218,113)	(2,220,964)	(2,851)
81	J.P. Morgan	LME Zinc Futures^	May 19, 2014	(4,191,582)	(3,999,375)	192,207
57	J.P. Morgan	LME Zinc Futures^	May 21, 2014	(2,923,981)	(2,814,375)	109,606
30	J.P. Morgan	LME Zinc Futures^	May 23, 2014	(1,522,438)	(1,481,940)	40,498
174	J.P. Morgan	LME Zinc Futures^	May 27, 2014	(8,926,788)	(8,603,299)	323,489
96	J.P. Morgan	LME Zinc Futures^	May 28, 2014	(4,955,800)	(4,747,752)	208,048
89	J.P. Morgan	LME Zinc Futures^	June 3, 2014	(4,598,890)	(4,407,725)	191,165
83	J.P. Morgan	LME Zinc Futures^	June 4, 2014	(4,330,352)	(4,111,612)	218,740
19	J.P. Morgan	LME Zinc Futures^	June 5, 2014	(1,012,185)	(941,450)	70,735
22	J.P. Morgan	LME Zinc Futures^	June 6, 2014	(1,137,329)	(1,090,375)	46,954
34	J.P. Morgan	LME Zinc Futures^	June 12, 2014	(1,694,238)	(1,684,913)	9,325
203	J.P. Morgan	LME Zinc Futures^	June 13, 2014	(10,083,591)	(10,059,614)	23,977
1,084	J.P. Morgan	LME Zinc Futures^	June 16, 2014	(53,328,961)	(53,712,200)	(383,239)
129	J.P. Morgan	LME Zinc Futures^	June 17, 2014	(6,335,216)	(6,392,143)	(56,927)
133	J.P. Morgan	LME Zinc Futures^	June 19, 2014	(6,563,252)	(6,588,487)	(25,235)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
232	J.P. Morgan	LME Zinc Futures^	June 20, 2014	$(11,353,978)	$(11,489,800)	$(135,822)
78	J.P. Morgan	LME Zinc Futures^	June 24, 2014	(3,785,697)	(3,864,510)	(78,813)
104	J.P. Morgan	LME Zinc Futures^	June 25, 2014	(5,106,267)	(5,153,200)	(46,933)
9	J.P. Morgan	LME Zinc Futures^	June 30, 2014	(443,028)	(446,175)	(3,147)
360	Goldman Sachs	NY Harbor ULSD Financial Futures^	May 30, 2014	(43,619,032)	(44,298,576)	(679,544)
716	Goldman Sachs	Soybean Oil Futures^	May 14, 2014	(17,320,172)	(17,364,432)	(44,260)
1,893	Goldman Sachs	Sugar #11 (World Markets) Futures^	May 30, 2014	(35,587,592)	(37,675,243)	(2,087,651)
1,098	Barclays Capital	Hang Seng Index Futures	April 29, 2014	(154,384,665)	(156,705,473)	(2,320,808)
1,283	Barclays Capital	H-SHARES Index Futures	April 29, 2014	(81,463,007)	(83,374,737)	(1,911,730)
473	Barclays Capital	KOSPI Index 200 Futures	June 12, 2014	(55,962,770)	(57,411,433)	(1,448,663)
709	Barclays Capital	MSCI Singapore Index Futures	April 29, 2014	(39,719,912)	(40,288,830)	(568,918)
429	Barclays Capital	TOPIX Index Futures	June 12, 2014	(48,222,540)	(50,001,163)	(1,778,623)
1,793	J.P. Morgan	3-Month Euro Euribor Futures	September 15, 2014	(615,513,627)	(615,802,524)	(288,897)
3,186	J.P. Morgan	90-Day EURODollar Futures	June 15, 2015	(791,064,173)	(791,362,575)	(298,402)
4,213	J.P. Morgan	90-Day EURODollar Futures	September 14, 2015	(1,043,645,452)	(1,043,928,737)	(283,285)
4,500	J.P. Morgan	90-Day EURODollar Futures	December 14, 2015	(1,111,773,010)	(1,112,006,250)	(233,240)
4,500	J.P. Morgan	90-Day EURODollar Futures	March 14, 2016	(1,108,465,263)	(1,108,687,500)	(222,237)
821	J.P. Morgan	90-Day Sterling Futures	December 17, 2014	(169,784,592)	(169,790,973)	(6,381)
3,685	J.P. Morgan	90-Day Sterling Futures	March 18, 2015	(760,533,309)	(760,558,819)	(25,510)
5,339	J.P. Morgan	90-Day Sterling Futures	June 17, 2015	(1,099,397,495)	(1,099,374,104)	23,391
6,569	J.P. Morgan	90-Day Sterling Futures	September 16, 2015	(1,349,483,442)	(1,349,362,701)	120,741
7,102	J.P. Morgan	90-Day Sterling Futures	December 16, 2015	(1,455,451,621)	(1,455,296,183)	155,438
7,253	J.P. Morgan	90-Day Sterling Futures	March 16, 2016	(1,484,237,354)	(1,482,837,302)	1,400,052
1,782	J.P. Morgan	Australia 10-Year Bond Futures	June 16, 2014	(189,955,388)	(190,957,747)	(1,002,359)
4,243	J.P. Morgan	Australia 3-Year Bond Futures	June 16, 2014	(426,446,709)	(426,534,497)	(87,788)
1,727	J.P. Morgan	Bank Acceptance Futures	December 15, 2014	(385,552,684)	(385,587,314)	(34,630)
1,000	J.P. Morgan	Canadian 10-Year Bond Futures	June 19, 2014	(117,475,430)	(117,530,529)	(55,099)
3,665	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	September 15, 2014	(818,382,619)	(818,367,564)	15,055
2,383	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	September 15, 2014	(674,021,435)	(674,156,778)	(135,343)
1,725	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	December 15, 2014	(487,872,388)	(487,958,119)	(85,731)
58	J.P. Morgan	Long Gilt Futures	June 26, 2014	(10,602,704)	(10,590,970)	11,734
344	J.P. Morgan	U.S. Long Bond Futures	June 19, 2014	(45,510,384)	(45,827,250)	(316,866)
2,010	J.P. Morgan	U.S. Treasury 10-Year Note Futures	June 19, 2014	(247,833,407)	(248,235,000)	(401,593)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
155	J.P. Morgan	U.S. Treasury 5-Year Note Futures	June 30, 2014	$(18,413,707)	$(18,437,735)	$(24,028)

				(16,235,195,438)	(16,241,946,683)	(6,751,245)

				$(515,591,276)	$(487,244,026)	$28,347,250

Cash held as collateral at Goldman Sachs, J.P. Morgan and Barclays Capital for futures contracts was $79,297,966, $156,845,185 and $165,697,011, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	493,155,000	$448,178,315	$454,924,040	$6,745,725
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	493,155,000	448,181,119	454,924,039	6,742,920
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	60,000,000	25,274,808	25,906,696	631,888
Brazilian Real, Expiring 06/18/14*	The Royal Bank of Scotland	BRL	65,000,000	27,362,008	28,065,588	703,580
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	88,675,000	80,058,473	80,064,332	5,859
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	88,675,000	80,059,021	80,064,332	5,311
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	5,110,000	5,866,707	5,783,831	(82,876)
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	5,285,000	6,066,118	5,981,907	(84,211)
Czech Republic Koruna, Expiring 06/18/14	Credit Suisse International	CZK	365,000,000	18,490,651	18,326,001	(164,650)
Czech Republic Koruna, Expiring 06/18/14	The Royal Bank of Scotland	CZK	365,000,000	18,489,098	18,326,001	(163,097)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	1,398,824,987	1,928,218,792	1,926,868,584	(1,350,208)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	1,400,036,985	1,929,882,224	1,928,538,100	(1,344,124)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	635,955,998	1,059,930,482	1,059,613,758	(316,724)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	635,955,996	1,059,930,335	1,059,613,752	(316,583)
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	9,554,000	1,231,343	1,232,088	745
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	9,554,000	1,231,348	1,232,088	740
Indonesian Rupiah, Expiring 06/18/14*	Credit Suisse International	IDR	15,000,000,000	1,285,659	1,302,060	16,401

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Indonesian Rupiah, Expiring 06/18/14*	The Royal Bank of Scotland	IDR	15,000,000,000	$1,285,677	$1,302,060	$16,383
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	268,805,001	77,284,697	77,028,624	(256,073)
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	270,805,000	77,856,413	77,601,743	(254,670)
Indian Rupee, Expiring 06/18/14*	Credit Suisse International	INR	2,725,000,000	43,988,710	44,781,604	792,894
Indian Rupee, Expiring 06/18/14*	The Royal Bank of Scotland	INR	2,725,000,000	43,988,710	44,781,604	792,894
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	87,855,817,500	862,817,807	851,541,721	(11,276,086)
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	87,906,582,500	863,311,716	852,033,760	(11,277,956)
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	147,966,860,000	138,160,763	138,467,242	306,479
Korean Won, Expiring 06/18/14*	The Royal Bank of Scotland	KRW	149,966,860,000	140,022,603	140,338,836	316,233
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	185,000,000	14,085,456	14,085,302	(154)
Mexican Peso, Expiring 06/18/14	The Royal Bank of Scotland	MXN	185,000,000	14,084,578	14,085,302	724
Malaysian Ringgit, Expiring 06/18/14*	Credit Suisse International	MYR	7,500,000	2,272,048	2,284,503	12,455
Malaysian Ringgit, Expiring 06/18/14*	The Royal Bank of Scotland	MYR	9,500,000	2,881,705	2,893,703	11,998
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	1,910,872,500	317,794,552	318,167,300	372,748
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	1,910,872,500	317,794,737	318,167,300	372,563
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	994,674,501	838,060,410	857,767,751	19,707,341
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	994,674,501	838,057,005	857,767,751	19,710,746
Philippine Peso, Expiring 06/18/14*	Credit Suisse International	PHP	375,000,000	8,394,951	8,346,348	(48,603)
Philippine Peso, Expiring 06/18/14*	The Royal Bank of Scotland	PHP	375,000,000	8,395,068	8,346,348	(48,720)
Poland Zloty, Expiring 06/18/14	Credit Suisse International	PLN	530,755,000	173,859,855	174,663,958	804,103
Poland Zloty, Expiring 06/18/14	The Royal Bank of Scotland	PLN	530,755,000	173,855,405	174,663,958	808,553
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	2,185,000,000	59,016,860	61,222,077	2,205,217
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	2,185,000,000	59,017,550	61,222,077	2,204,527
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	3,187,031,000	496,650,982	491,807,947	(4,843,035)
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	3,187,031,000	496,657,213	491,807,947	(4,849,266)
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	82,000,000	64,962,445	65,190,707	228,262
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	89,000,000	70,483,314	70,755,767	272,453
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	68,500,000	30,914,080	31,288,904	374,824
Turkish Lira, Expiring 06/18/14	The Royal Bank of Scotland	TRY	68,500,000	30,901,307	31,288,904	387,597

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	605,000,000	$20,017,469	$19,913,538	$(103,931)
Taiwanese Dollar, Expiring 06/18/14*	The Royal Bank of Scotland	TWD	645,000,000	21,330,813	21,230,135	(100,678)
South African Rand,Expiring 06/18/14	Credit Suisse International	ZAR	195,000,000	18,025,784	18,298,689	272,905
South African Rand, Expiring 06/18/14	The Royal Bank of Scotland	ZAR	195,000,000	18,025,219	18,298,689	273,470

				$13,483,992,403	$13,512,209,296	$28,216,893

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	(788,634,500)	$(706,450,772)	$(727,497,020)	$(21,046,248)
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	(788,634,500)	(706,450,059)	(727,497,020)	(21,046,961)
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	(55,530,000)	(23,178,479)	(23,976,650)	(798,171)
Brazilian Real, Expiring 06/18/14*	The Royal Bank of Scotland	BRL	(55,530,000)	(23,178,402)	(23,976,651)	(798,249)
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	(867,468,501)	(782,321,878)	(783,234,124)	(912,246)
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	(867,468,500)	(782,322,732)	(783,234,124)	(911,392)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	(3,579,500)	(4,095,638)	(4,051,511)	44,127
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	(8,211,500)	(9,354,857)	(9,294,310)	60,547
Chilean Peso, Expiring 06/18/14*	Credit Suisse International	CLP	(13,124,000,000)	(23,089,405)	(23,743,980)	(654,575)
Chilean Peso, Expiring 06/18/14*	The Royal Bank of Scotland	CLP	(13,124,000,000)	(23,089,543)	(23,743,980)	(654,437)
Columbian Peso, Expiring 06/18/14*	Credit Suisse International	COP	(48,515,000,000)	(23,575,448)	(24,454,229)	(878,781)
Columbian Peso, Expiring 06/18/14*	The Royal Bank of Scotland	COP	(48,515,000,000)	(23,575,557)	(24,454,229)	(878,672)
Czech Republic Koruna, Expiring 06/18/14	Credit Suisse International	CZK	(1,354,916,000)	(68,720,256)	(68,027,922)	692,334
Czech Republic Koruna, Expiring 06/18/14	The Royal Bank of Scotland	CZK	(1,354,916,000)	(68,722,554)	(68,027,922)	694,632
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(486,646,500)	(671,612,354)	(670,351,089)	1,261,265
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(487,533,500)	(672,836,245)	(671,572,924)	1,263,321
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(251,852,500)	(417,418,521)	(419,630,247)	(2,211,726)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(251,852,500)	(417,416,174)	(419,630,247)	(2,214,073)
Hungarian Forint, Expiring 06/18/14	Credit Suisse International	HUF	(8,737,000,000)	(38,560,255)	(38,996,883)	(436,628)
Hungarian Forint, Expiring 06/18/14	The Royal Bank of Scotland	HUF	(8,736,999,998)	(38,560,892)	(38,996,883)	(435,991)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Indonesian Rupiah, Expiring 06/18/14*	Credit Suisse International	IDR	(114,050,000,000)	$(9,722,991)	$(9,899,996)	$(177,005)
Indonesian Rupiah, Expiring 06/18/14*	The Royal Bank of Scotland	IDR	(114,050,000,000)	(9,722,933)	(9,899,996)	(177,063)
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	(25,000,000)	(7,167,318)	(7,163,987)	3,331
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	(25,000,000)	(7,167,047)	(7,163,987)	3,060
Indian Rupee, Expiring 06/18/14*	Credit Suisse International	INR	(1,418,800,000)	(22,811,454)	(23,316,014)	(504,560)
Indian Rupee, Expiring 06/18/14*	The Royal Bank of Scotland	INR	(1,418,800,000)	(22,811,316)	(23,316,014)	(504,698)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(142,696,443,500)	(1,386,859,020)	(1,383,083,996)	3,775,024
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	(142,696,443,500)	(1,386,860,213)	(1,383,083,996)	3,776,217
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	(109,000,000,000)	(101,221,221)	(102,002,094)	(780,873)
Korean Won, Expiring 06/18/14*	The Royal Bank of Scotland	KRW	(109,000,000,000)	(101,219,874)	(102,002,094)	(782,220)
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	(1,370,500,000)	(102,938,711)	(104,345,435)	(1,406,724)
Mexican Peso, Expiring 06/18/14	The Royal Bank of Scotland	MXN	(1,370,500,000)	(102,938,868)	(104,345,435)	(1,406,567)
Malaysian Ringgit, Expiring 06/18/14*	Credit Suisse International	MYR	(155,155,000)	(47,227,325)	(47,260,290)	(32,965)
Malaysian Ringgit, Expiring 06/18/14*	The Royal Bank of Scotland	MYR	(161,155,000)	(49,046,969)	(49,087,891)	(40,922)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	(1,844,544,502)	(304,928,634)	(307,123,443)	(2,194,809)
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	(1,844,544,502)	(304,931,795)	(307,123,443)	(2,191,648)
Philippine Peso, Expiring 06/18/14*	Credit Suisse International	PHP	(4,372,750,000)	(97,606,991)	(97,323,991)	283,000
Philippine Peso, Expiring 06/18/14*	The Royal Bank of Scotland	PHP	(4,372,750,000)	(97,607,106)	(97,323,991)	283,115
Poland Zloty, Expiring 06/18/14	Credit Suisse International	PLN	(329,000,000)	(107,525,500)	(108,269,243)	(743,743)
Poland Zloty, Expiring 06/18/14	The Royal Bank of Scotland	PLN	(329,000,000)	(107,526,713)	(108,269,243)	(742,530)
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	(4,625,900,000)	(124,480,231)	(129,614,279)	(5,134,048)
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	(4,625,900,000)	(124,480,620)	(129,614,279)	(5,133,659)
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	(3,007,846,500)	(465,921,043)	(464,157,020)	1,764,023
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	(3,007,846,499)	(465,922,781)	(464,157,021)	1,765,760
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	(207,955,000)	(163,936,605)	(165,326,018)	(1,389,413)
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	(238,955,000)	(188,430,132)	(189,971,286)	(1,541,154)
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	(236,045,000)	(103,108,210)	(107,818,819)	(4,710,609)
Turkish Lira, Expiring 06/18/14	The Royal Bank of Scotland	TRY	(236,045,000)	(103,111,773)	(107,818,820)	(4,707,047)
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	(7,536,850,001)	(249,158,170)	(248,074,943)	1,083,227

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwanese Dollar, Expiring 06/18/14*	The Royal Bank of Scotland	TWD	(7,536,850,000)	$(249,156,242)	$(248,074,943)	$1,081,299
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	(1,132,300,000)	(102,959,477)	(106,254,394)	(3,294,917)
South African Rand, Expiring 06/18/14	The Royal Bank of Scotland	ZAR	(1,132,300,000)	(102,960,026)	(106,254,394)	(3,294,368)

				(12,345,997,330)	(12,422,932,740)	(76,935,410)

				$1,137,995,073	$1,089,276,556	$(48,718,517)

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $27,090,000 and $52,809,324, respectively at March 31, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

MONEY MARKET FUND - 73.5%	SHARES	VALUE (Note 3)

J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^ (Cost $46,716,401)	46,716,401	$46,716,401

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 20.8%
U.S. Treasury Bill, 0.053%, 07/31/2014 (c)	$10,342	10,340,121
U.S. Treasury Bill, 0.061%, 08/07/2014 (c)	2,838	2,837,795

TOTAL SHORT-TERM INVESTMENTS (Cost $13,177,446)		13,177,916

TOTAL INVESTMENTS - 94.3% (Cost $59,893,847)		59,894,317

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7% (d)		3,640,469

NET ASSETS - 100.0%		$63,534,786

(a)	Represents annualized seven-day yield as of March 31, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Cocoa Futures^	5/14/2014	USD	1,293,296	$4,473
Barclays Capital	Cocoa Futures^	5/14/2014	USD	901,540	14,510
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	645,900	21,223
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	(512,063)	(155,045)
Barclays Capital	Corn Futures^	5/14/2014	USD	869,563	34,031
Barclays Capital	Corn Futures^	5/14/2014	USD	(1,403,294)	(177,970)
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	348,390	25,690
Bank of America	Euro - Bobl Futures	6/6/2014	EUR	10,410,692	(6,747)
Bank of America	Euro - SCHATZ Futures	6/6/2014	EUR	(4,523,134)	(5,359)
Barclays Capital	Gas Oil Futures^	5/12/2014	USD	(181,250)	2,250
Barclays Capital	Gas Oil Futures^	4/10/2014	USD	181,200	(1,346)
Barclays Capital	Gas Oil Futures^	4/10/2014	USD	(177,450)	(2,403)
Barclays Capital	Gasoline RBOB Futures^	4/30/2014	USD	(1,815,387)	(22,890)
Barclays Capital	Gasoline RBOB Futures^	4/30/2014	USD	1,990,834	(62,041)
Barclays Capital	Gasoline RBOB Futures^	4/30/2014	USD	(1,911,395)	(17,396)
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	(3,435,430)	97,550
Barclays Capital	Heating Oil Futures^	4/30/2014	USD	865,213	(3,851)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Heating Oil Futures^	4/30/2014	USD	(1,828,394)	$(17,376)
Barclays Capital	Heating Oil Futures^	4/30/2014	USD	1,870,961	(7,484)
Barclays Capital	Heating Oil Futures^	4/30/2014	USD	(1,859,592)	(3,885)
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	1,638,126	40,571
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	(464,357)	6,525
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	355,663	488
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	(1,860,663)	(53,644)
Barclays Capital	LME Copper Futures^	5/28/2014	USD	(3,221,267)	120,130
Barclays Capital	LME Copper Futures^	6/16/2014	USD	(521,887)	23,175
Barclays Capital	LME Nickel Futures^	6/16/2014	USD	384,582	(2,982)
Barclays Capital	LME Nickel Futures^	6/16/2014	USD	(175,440)	(15,360)
Barclays Capital	LME Zinc Futures^	6/16/2014	USD	(391,625)	(4,775)
Bank of America	Mini Japanese 10-Year Treasury Bond	6/10/2014	JPY	130,327,920	(1,555)
Bank of America	MSCI Taiwan Stock Index Futures	4/29/2014	USD	491,779	7,901
Barclays Capital	Platinum Futures^	7/29/2014	USD	368,880	(13,672)
Barclays Capital	Platinum Futures^	7/29/2014	USD	(999,803)	5,240
Bank of America	SGX S&P CNX Nifty Index Futures	4/24/2014	USD	280,005	3,663
Barclays Capital	Silver Futures^	5/28/2014	USD	2,378,150	(205,388)
Barclays Capital	Silver Futures^	5/28/2014	USD	(4,653,110)	110,128
Barclays Capital	Soybean Futures^	5/14/2014	USD	7,932,113	778,529
Barclays Capital	Soybean Futures^	5/14/2014	USD	(1,276,509)	(41,083)
Barclays Capital	Soybean Meal Futures^	5/14/2014	USD	1,902,171	206,749
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	1,155,511	(88,405)
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	(1,736,440)	(58,197)
Barclays Capital	Sugar #11 (World Markets) Futures^	4/30/2014	USD	306,869	11,568
Barclays Capital	Sugar #11 (World Markets) Futures^	4/30/2014	USD	(1,800,870)	(209,243)
Bank of America	Swiss Market Index Futures	6/20/2014	CHF	3,625,438	140,219
Bank of America	Taiwan Stock Exchange Futures	4/16/2014	TWD	27,911,513	7,080
Bank of America	U.S. Treasury 2-Year Note Futures	6/30/2014	USD	(8,992,766)	(9,297)
Bank of America	U.S. Treasury 5-Year Note Futures	6/30/2014	USD	(4,154,250)	(9,110)
Barclays Capital	Wheat Futures^	7/14/2014	USD	492,877	(1,827)
Barclays Capital	Wheat Futures^	5/14/2014	USD	1,314,146	61,042
Barclays Capital	Wheat Futures^	5/14/2014	USD	(937,266)	(170,500)
Barclays Capital	WTI Crude Oil Futures^	4/22/2014	USD	4,140,150	23,806
Barclays Capital	WTI Crude Oil Futures^	4/22/2014	USD	(2,451,570)	(87,414)

					$290,296

Money Market Fund is pledged as collateral to Bank of America and Barclays Capital for total return swap contracts in the amount of $270,001 and $4,240,003, respectively, at March 31, 2014.

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
6	Goldman Sachs	Cocoa Futures^	May 14, 2014	$179,727	$180,452	$725
5	Goldman Sachs	Coffee ‘C’ Futures^	May 19, 2014	359,889	333,563	(26,326)
5	Goldman Sachs	Cotton No. 2 Futures^	May 7, 2014	216,808	233,801	16,993
3	J.P. Morgan	LME Copper Futures^	April 28, 2014	539,575	498,977	(40,598)
1	J.P. Morgan	LME Copper Futures^	April 29, 2014	179,346	166,328	(13,018)
1	J.P. Morgan	LME Copper Futures^	April 30, 2014	176,377	166,330	(10,047)
2	J.P. Morgan	LME Copper Futures^	May 6, 2014	353,004	332,689	(20,315)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	June 4, 2014	$174,677	$166,384	$(8,293)
4	J.P. Morgan	LME Copper Futures^	June 12, 2014	646,508	665,350	18,842
6	J.P. Morgan	LME Copper Futures^	June 13, 2014	971,587	997,900	26,313
2	J.P. Morgan	LME Copper Futures^	June 17, 2014	326,254	332,550	6,296
1	J.P. Morgan	LME Copper Futures^	June 19, 2014	158,352	166,175	7,823
2	J.P. Morgan	LME Copper Futures^	June 27, 2014	329,754	332,260	2,506
2	J.P. Morgan	LME Nickel Futures^	April 30, 2014	166,810	190,524	23,714
1	J.P. Morgan	LME Nickel Futures^	May 6, 2014	82,736	95,286	12,550
1	J.P. Morgan	LME Zinc Futures^	April 7, 2014	50,414	49,270	(1,144)
1	J.P. Morgan	LME Zinc Futures^	April 8, 2014	51,225	49,272	(1,953)
1	J.P. Morgan	LME Zinc Futures^	April 9, 2014	50,531	49,275	(1,256)
2	J.P. Morgan	LME Zinc Futures^	May 27, 2014	102,622	98,888	(3,734)
2	J.P. Morgan	LME Zinc Futures^	May 28, 2014	103,346	98,912	(4,434)
1	J.P. Morgan	LME Zinc Futures^	June 3, 2014	51,291	49,525	(1,766)
1	J.P. Morgan	LME Zinc Futures^	June 4, 2014	51,783	49,537	(2,246)
1	J.P. Morgan	LME Zinc Futures^	June 5, 2014	53,345	49,550	(3,795)
1	J.P. Morgan	LME Zinc Futures^	June 6, 2014	52,493	49,563	(2,930)
1	J.P. Morgan	LME Zinc Futures^	June 12, 2014	50,127	49,556	(571)
2	J.P. Morgan	LME Zinc Futures^	June 13, 2014	99,142	99,110	(32)
9	J.P. Morgan	LME Zinc Futures^	June 16, 2014	469,400	445,950	(23,450)
1	J.P. Morgan	LME Zinc Futures^	June 17, 2014	49,377	49,551	174
2	J.P. Morgan	LME Zinc Futures^	June 19, 2014	97,954	99,075	1,121
1	J.P. Morgan	LME Zinc Futures^	June 20, 2014	48,852	49,525	673
2	J.P. Morgan	LME Zinc Futures^	June 25, 2014	98,854	99,100	246
1	J.P. Morgan	LME Zinc Futures^	June 27, 2014	49,693	49,560	(133)
41	Goldman Sachs	Natural Gas Futures^	April 28, 2014	1,837,766	1,792,111	(45,655)
1	Goldman Sachs	Soybean Meal Futures^	May 14, 2014	42,332	47,930	5,598
1	Goldman Sachs	Wheat Futures^	May 14, 2014	35,109	34,862	(247)
19	Barclays Capital	Amsterdam Index Futures	April 17, 2014	2,062,178	2,112,351	50,173
65	Barclays Capital	CAC40 Index Futures	April 17, 2014	3,877,874	3,932,020	54,146
5	Barclays Capital	DAX Index Futures	June 20, 2014	1,616,934	1,650,855	33,921
34	Barclays Capital	DJIA Mini E-CBOT Futures	June 20, 2014	2,726,605	2,783,410	56,805
14	Barclays Capital	E-Mini Russell 2000 Futures	June 20, 2014	1,654,477	1,638,700	(15,777)
71	Barclays Capital	Euro Stoxx 50 Index	June 20, 2014	2,962,910	3,032,208	69,298
4	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	435,550	436,360	810
52	J.P. Morgan	FTSE/JSE Top 40 Index Futures	June 19, 2014	2,097,653	2,142,432	44,779
15	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	2,152,021	2,211,128	59,107
13	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	1,793,471	1,847,181	53,710
3	Barclays Capital	MSCI Taiwan Stock Index Futures	April 29, 2014	92,220	93,690	1,470

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
36	Barclays Capital	NASDAQ 100 E-Mini Futures	June 20, 2014	$2,618,446	$2,582,100	$(36,346)
42	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	3,870,706	3,915,660	44,954
24	Barclays Capital	S&P MID 400 E-Mini Futures	June 20, 2014	3,269,879	3,299,760	29,881
51	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	June 19, 2014	7,517,785	7,547,354	29,569
64	Barclays Capital	SGX S&P CNX Nifty Index Futures	April 24, 2014	852,311	864,512	12,201
29	Barclays Capital	SPI 200 Index Futures	June 19, 2014	3,598,691	3,626,064	27,373
1	J.P. Morgan	3-Month Euro Euribor Futures	December 15, 2014	343,417	343,397	(20)
18	J.P. Morgan	3-Month Euro Euribor Futures	March 16, 2015	6,181,250	6,179,586	(1,664)
40	J.P. Morgan	3-Month Euro Euribor Futures	June 15, 2015	13,730,108	13,726,905	(3,203)
67	J.P. Morgan	3-Month Euro Euribor Futures	September 14, 2015	22,982,623	22,979,874	(2,749)
88	J.P. Morgan	3-Month Euro Euribor Futures	December 14, 2015	30,161,957	30,162,820	863
89	J.P. Morgan	3-Month Euro Euribor Futures	March 14, 2016	30,483,639	30,482,590	(1,049)
54	J.P. Morgan	90-Day EURODollar Futures	September 15, 2014	13,463,052	13,463,550	498
40	J.P. Morgan	90-Day EURODollar Futures	December 15, 2014	9,967,339	9,968,000	661
10	J.P. Morgan	90-Day EURODollar Futures	March 16, 2015	2,488,576	2,489,000	424
1	J.P. Morgan	90-Day Sterling Futures	September 17, 2014	207,123	207,122	(1)
79	J.P. Morgan	Euro - Bobl Futures	June 6, 2014	13,621,032	13,644,562	23,530
86	J.P. Morgan	Euro - Bund Futures	June 6, 2014	16,920,096	16,987,361	67,265
16	J.P. Morgan	Euro-Buxl 30-Year Bond Futures	June 6, 2014	2,839,744	2,843,029	3,285
294	J.P. Morgan	Mini Japanese 10-Year Treasury Bond	June 10, 2014	41,260,757	41,196,745	(64,012)

				256,157,484	256,609,017	451,533

Short Contracts:
8	Goldman Sachs	Brent Crude Futures ^	May 15, 2014	(863,728)	(861,200)	2,528
31	Goldman Sachs	Gas Oil Futures ^	May 12, 2014	(2,801,802)	(2,774,500)	27,302
2	Goldman Sachs	Gasoline RBOB Futures ^	April 30, 2014	(245,506)	(245,103)	403
3	J.P. Morgan	LME Copper Futures ^	April 28, 2014	(538,039)	(498,977)	39,062
1	J.P. Morgan	LME Copper Futures ^	April 29, 2014	(179,197)	(166,328)	12,869
1	J.P. Morgan	LME Copper Futures ^	April 30, 2014	(176,850)	(166,331)	10,519
2	J.P. Morgan	LME Copper Futures ^	May 6, 2014	(352,205)	(332,689)	19,516
29	Goldman Sachs	LME Copper Futures ^	May 28, 2014	(2,222,417)	(2,193,487)	28,930
1	J.P. Morgan	LME Copper Futures^	June 4, 2014	(174,580)	(166,385)	8,195
4	J.P. Morgan	LME Copper Futures ^	June 12, 2014	(642,035)	(665,350)	(23,315)
6	J.P. Morgan	LME Copper Futures ^	June 13, 2014	(966,064)	(997,901)	(31,837)
28	J.P. Morgan	LME Copper Futures ^	June 16, 2014	(4,689,187)	(4,654,650)	34,537

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	J.P. Morgan	LME Copper Futures^	June 17, 2014	$(322,495)	$(332,550)	$(10,055)
1	J.P. Morgan	LME Copper Futures^	June 19, 2014	(161,966)	(166,175)	(4,209)
2	J.P. Morgan	LME Copper Futures^	June 27, 2014	(328,656)	(332,261)	(3,605)
2	J.P. Morgan	LME Nickel Futures^	April 30, 2014	(166,616)	(190,524)	(23,908)
1	J.P. Morgan	LME Nickel Futures^	May 6, 2014	(84,058)	(95,286)	(11,228)
1	J.P. Morgan	LME Zinc Futures^	April 7, 2014	(50,498)	(49,270)	1,228
1	J.P. Morgan	LME Zinc Futures^	April 8, 2014	(50,973)	(49,272)	1,701
1	J.P. Morgan	LME Zinc Futures^	April 9, 2014	(50,323)	(49,275)	1,048
2	J.P. Morgan	LME Zinc Futures^	May 27, 2014	(102,646)	(98,889)	3,757
2	J.P. Morgan	LME Zinc Futures^	May 28, 2014	(103,246)	(98,912)	4,334
1	J.P. Morgan	LME Zinc Futures^	June 3, 2014	(51,673)	(49,525)	2,148
1	J.P. Morgan	LME Zinc Futures^	June 4, 2014	(52,173)	(49,538)	2,635
1	J.P. Morgan	LME Zinc Futures^	June 5, 2014	(53,273)	(49,550)	3,723
1	J.P. Morgan	LME Zinc Futures^	June 6, 2014	(52,479)	(49,562)	2,917
1	J.P. Morgan	LME Zinc Futures^	June 12, 2014	(49,831)	(49,557)	274
2	J.P. Morgan	LME Zinc Futures^	June 13, 2014	(99,264)	(99,110)	154
10	J.P. Morgan	LME Zinc Futures^	June 16, 2014	(493,280)	(495,500)	(2,220)
1	J.P. Morgan	LME Zinc Futures^	June 17, 2014	(49,110)	(49,551)	(441)
2	J.P. Morgan	LME Zinc Futures^	June 19, 2014	(98,696)	(99,075)	(379)
1	J.P. Morgan	LME Zinc Futures^	June 20, 2014	(49,001)	(49,525)	(524)
2	J.P. Morgan	LME Zinc Futures^	June 25, 2014	(98,197)	(99,100)	(903)
1	J.P. Morgan	LME Zinc Futures^	June 27, 2014	(49,648)	(49,560)	88
9	Goldman Sachs	Soybean Oil Futures^	May 14, 2014	(217,479)	(218,268)	(789)
17	Barclays Capital	Hang Seng Index Futures	April 29, 2014	(2,389,905)	(2,426,223)	(36,318)
20	Barclays Capital	H-SHARES Index Futures	April 29, 2014	(1,269,682)	(1,299,684)	(30,002)
7	Barclays Capital	KOSPI Index 200 Futures	June 12, 2014	(827,413)	(849,640)	(22,227)
11	Barclays Capital	MSCI Singapore Index Futures	April 29, 2014	(616,288)	(625,074)	(8,786)
7	Barclays Capital	TOPIX Index Futures	June 12, 2014	(786,237)	(815,869)	(29,632)
28	J.P. Morgan	3-Month Euro Euribor Futures	September 15, 2014	(9,612,051)	(9,616,548)	(4,497)
50	J.P. Morgan	90-Day EURODollar Futures	June 15, 2015	(12,414,727)	(12,419,375)	(4,648)
66	J.P. Morgan	90-Day EURODollar Futures	September 14, 2015	(16,349,578)	(16,353,975)	(4,397)
70	J.P. Morgan	90-Day EURODollar Futures	December 14, 2015	(17,294,159)	(17,297,875)	(3,716)
70	J.P. Morgan	90-Day EURODollar Futures	March 14, 2016	(17,243,011)	(17,246,250)	(3,239)
13	J.P. Morgan	90-Day Sterling Futures	December 17, 2014	(2,688,427)	(2,688,530)	(103)
57	J.P. Morgan	90-Day Sterling Futures	March 18, 2015	(11,764,124)	(11,764,411)	(287)
82	J.P. Morgan	90-Day Sterling Futures	June 17, 2015	(16,885,326)	(16,884,936)	390
101	J.P. Morgan	90-Day Sterling Futures	September 16, 2015	(20,748,342)	(20,746,785)	1,557
110	J.P. Morgan	90-Day Sterling Futures	December 16, 2015	(22,547,204)	(22,540,493)	6,711
113	J.P. Morgan	90-Day Sterling Futures	March 16, 2016	(23,124,000)	(23,102,249)	21,751

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
28	J.P. Morgan	Australia 10-Year Bond Futures	June 16, 2014	$(2,984,490)	$(3,000,459)	$(15,969)
68	J.P. Morgan	Australia 3-Year Bond Futures	June 16, 2014	(6,834,517)	(6,835,811)	(1,294)
27	J.P. Morgan	Bank Acceptance Futures	December 15, 2014	(6,027,735)	(6,028,290)	(555)
16	J.P. Morgan	Canadian 10-Year Bond Futures	June 19, 2014	(1,878,736)	(1,880,488)	(1,752)
57	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	September 15, 2014	(12,727,860)	(12,727,681)	179
37	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	September 15, 2014	(10,465,381)	(10,467,394)	(2,013)
27	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	December 15, 2014	(7,636,222)	(7,637,605)	(1,383)
1	J.P. Morgan	Long Gilt Futures	June 26, 2014	(182,805)	(182,603)	202
5	J.P. Morgan	U.S. Long Bond Futures	June 19, 2014	(661,541)	(666,094)	(4,553)
31	J.P. Morgan	U.S. Treasury 10-Year Note Futures	June 19, 2014	(3,822,471)	(3,828,500)	(6,029)
41	J.P. Morgan	U.S. Treasury 5-Year Note Futures	June 30, 2014	(4,870,452)	(4,877,078)	(6,626)

				(251,339,875)	(251,402,656)	(62,781)

				$4,817,609	$5,206,361	$388,752

Cash held as collateral at Barclays Capital, J.P. Morgan and Goldman Sachs for futures contracts was $ 2,385,794, $1,803,583 and $355,165, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	7,430,500	$6,752,185	$6,854,465	$102,280
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	7,430,500	6,752,227	6,854,465	102,238
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	955,000	402,517	412,348	9,831
Brazilian Real, Expiring 06/18/14*	The Royal Bank of Scotland	BRL	1,025,000	431,736	442,572	10,836
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	1,301,500	1,173,626	1,175,119	1,493
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	1,301,500	1,173,634	1,175,119	1,485
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	2,000	2,273	2,264	(9)
Czech Republic Koruna, Expiring 06/18/14	Credit Suisse International	CZK	5,550,000	281,137	278,656	(2,481)
Czech Republic Koruna, Expiring 06/18/14	The Royal Bank of Scotland	CZK	5,550,000	281,114	278,656	(2,458)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	21,306,499	29,367,506	29,349,597	(17,909)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	21,338,498	$29,411,439	$29,393,676	$(17,763)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	9,935,999	16,559,707	16,555,111	(4,596)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	9,935,999	16,559,707	16,555,111	(4,596)
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	29,500	3,802	3,804	2
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	29,500	3,802	3,804	2
Indonesian Rupiah, Expiring 06/18/14*	Credit Suisse International	IDR	150,000,000	12,842	13,020	178
Indonesian Rupiah, Expiring 06/18/14*	The Royal Bank of Scotland	IDR	150,000,000	12,842	13,020	178
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	4,175,000	1,200,406	1,196,385	(4,021)
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	4,195,000	1,206,109	1,202,116	(3,993)
Indian Rupee, Expiring 06/18/14*	Credit Suisse International	INR	42,500,000	686,126	698,428	12,302
Indian Rupee, Expiring 06/18/14*	The Royal Bank of Scotland	INR	42,500,000	686,126	698,428	12,302
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	1,364,012,000	13,394,672	13,219,530	(175,142)
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	1,365,094,000	13,405,191	13,230,017	(175,174)
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	2,327,000,001	2,172,721	2,177,605	4,884
Korean Won, Expiring 06/18/14*	The Royal Bank of Scotland	KRW	2,347,000,000	2,191,340	2,196,321	4,981
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	2,600,000	197,950	197,956	6
Mexican Peso, Expiring 06/18/14	The Royal Bank of Scotland	MXN	2,600,000	197,937	197,956	19
Malaysian Ringgit, Expiring 06/18/14*	Credit Suisse International	MYR	145,000	43,929	44,175	246
Malaysian Ringgit, Expiring 06/18/14*	The Royal Bank of Scotland	MYR	185,000	56,088	56,359	271
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	29,415,000	4,891,536	4,897,705	6,169
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	29,415,000	4,891,540	4,897,705	6,165
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	15,559,500	13,114,897	13,422,684	307,787
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	15,559,500	13,114,848	13,422,684	307,836
Philippine Peso, Expiring 06/18/14*	Credit Suisse International	PHP	1,950,000	43,660	43,401	(259)
Philippine Peso, Expiring 06/18/14*	The Royal Bank of Scotland	PHP	1,950,000	43,660	43,401	(259)
Poland Zloty, Expiring 06/18/14	Credit Suisse International	PLN	8,255,001	2,704,085	2,716,605	12,520
Poland Zloty, Expiring 06/18/14	The Royal Bank of Scotland	PLN	8,255,000	2,704,015	2,716,605	12,590
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	33,750,000	911,448	946,494	35,046
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	33,750,000	911,460	946,494	35,034
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	49,280,000	7,679,615	7,604,663	(74,952)
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	49,280,000	7,679,711	7,604,663	(75,048)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	1,225,000	$970,530	$973,886	$3,356
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	1,345,000	1,065,174	1,069,287	4,113
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	1,050,000	473,850	479,611	5,761
Turkish Lira, Expiring 06/18/14	The Royal Bank of Scotland	TRY	1,050,000	473,655	479,611	5,956
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	9,200,000	304,194	302,818	(1,376)
Taiwanese Dollar, Expiring 06/18/14*	The Royal Bank of Scotland	TWD	10,100,000	333,745	332,441	(1,304)
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	2,650,000	244,457	248,675	4,218
South African Rand, Expiring 06/18/14	The Royal Bank of Scotland	ZAR	2,650,000	244,452	248,675	4,223

				$207,421,223	$207,874,191	$452,968

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	(12,046,500)	$(10,790,604)	$(11,115,102)	$(324,498)
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	(12,046,500)	(10,790,594)	(11,115,102)	(324,508)
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	(860,000)	(358,968)	(371,330)	(12,362)
Brazilian Real, Expiring 06/18/14*	The Royal Bank of Scotland	BRL	(860,000)	(358,967)	(371,330)	(12,363)
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	(13,476,000)	(12,152,227)	(12,168,715)	(16,488)
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	(13,476,000)	(12,152,233)	(12,168,715)	(16,482)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	(30,500)	(34,898)	(34,522)	376
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	(102,500)	(116,646)	(116,016)	630
Chilean Peso, Expiring 06/18/14*	Credit Suisse International	CLP	(163,000,000)	(286,770)	(294,901)	(8,131)
Chilean Peso, Expiring 06/18/14*	The Royal Bank of Scotland	CLP	(163,000,000)	(286,773)	(294,901)	(8,128)
Columbian Peso, Expiring 06/18/14*	Credit Suisse International	COP	(791,500,000)	(384,622)	(398,959)	(14,337)
Columbian Peso, Expiring 06/18/14*	The Royal Bank of Scotland	COP	(791,500,000)	(384,624)	(398,959)	(14,335)
Czech Republic Koruna, Expiring 06/18/14	Credit Suisse International	CZK	(21,000,000)	(1,065,054)	(1,054,372)	10,682
Czech Republic Koruna, Expiring 06/18/14	The Royal Bank of Scotland	CZK	(21,000,000)	(1,065,090)	(1,054,372)	10,718
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(7,033,000)	(9,706,094)	(9,687,893)	18,201
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(7,045,000)	(9,722,650)	(9,704,423)	18,227
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(3,931,000)	(6,515,542)	(6,550,005)	(34,463)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(3,931,000)	(6,515,505)	(6,550,005)	(34,500)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 06/18/14	Credit Suisse International	HUF	(137,500,000)	$(606,689)	$(613,720)	$(7,031)
Hungarian Forint, Expiring 06/18/14	The Royal Bank of Scotland	HUF	(137,500,000)	(606,696)	(613,720)	(7,024)
Indonesian Rupiah, Expiring 06/18/14*	Credit Suisse International	IDR	(1,705,000,000)	(145,355)	(148,001)	(2,646)
Indonesian Rupiah, Expiring 06/18/14*	The Royal Bank of Scotland	IDR	(1,705,000,000)	(145,354)	(148,001)	(2,647)
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	(365,000)	(104,701)	(104,595)	106
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	(365,000)	(104,689)	(104,595)	94
Indian Rupee, Expiring 06/18/14*	Credit Suisse International	INR	(21,900,000)	(352,108)	(359,896)	(7,788)
Indian Rupee, Expiring 06/18/14*	The Royal Bank of Scotland	INR	(21,900,000)	(352,105)	(359,896)	(7,791)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(2,220,682,498)	(21,582,986)	(21,523,945)	59,041
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	(2,220,682,498)	(21,583,003)	(21,523,945)	59,058
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	(1,695,000,000)	(1,574,030)	(1,587,624)	(13,594)
Korean Won, Expiring 06/18/14*	The Royal Bank of Scotland	KRW	(1,695,000,000)	(1,574,007)	(1,587,624)	(13,617)
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	(21,125,000)	(1,586,728)	(1,608,390)	(21,662)
Mexican Peso, Expiring 06/18/14	The Royal Bank of Scotland	MXN	(21,125,000)	(1,586,731)	(1,608,390)	(21,659)
Malaysian Ringgit, Expiring 06/18/14*	Credit Suisse International	MYR	(2,415,000)	(735,080)	(735,610)	(530)
Malaysian Ringgit, Expiring 06/18/14*	The Royal Bank of Scotland	MYR	(2,545,000)	(774,485)	(775,208)	(723)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	(28,306,000)	(4,679,587)	(4,713,052)	(33,465)
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	(28,306,000)	(4,679,635)	(4,713,052)	(33,417)
Philippine Peso, Expiring 06/18/14*	Credit Suisse International	PHP	(64,400,000)	(1,437,097)	(1,433,347)	3,750
Philippine Peso, Expiring 06/18/14*	The Royal Bank of Scotland	PHP	(64,400,000)	(1,437,099)	(1,433,347)	3,752
Poland Zloty, Expiring 06/18/14	Credit Suisse International	PLN	(5,095,000)	(1,665,158)	(1,677,278)	(12,120)
Poland Zloty, Expiring 06/18/14	The Royal Bank of Scotland	PLN	(5,095,000)	(1,665,175)	(1,677,278)	(12,103)
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	(72,000,000)	(1,937,829)	(2,017,386)	(79,557)
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	(72,000,000)	(1,937,832)	(2,017,386)	(79,554)
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	(46,667,000)	(7,228,786)	(7,201,436)	27,350
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	(46,667,000)	(7,228,813)	(7,201,436)	27,377
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	(3,210,500)	(2,530,962)	(2,552,368)	(21,406)
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	(3,660,500)	(2,886,401)	(2,910,121)	(23,720)
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	(3,656,000)	(1,596,995)	(1,669,960)	(72,965)
Turkish Lira, Expiring 06/18/14	The Royal Bank of Scotland	TRY	(3,656,000)	(1,597,057)	(1,669,960)	(72,903)
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	(117,700,000)	(3,890,346)	(3,873,669)	16,677

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwanese Dollar, Expiring 06/18/14*	The Royal Bank of Scotland	TWD	(117,700,000)	$(3,890,315)	$(3,873,669)	$16,646
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	(17,335,000)	(1,576,133)	(1,626,706)	(50,573)
South African Rand, Expiring 06/18/14	The Royal Bank of Scotland	ZAR	(17,335,000)	(1,576,141)	(1,626,707)	(50,566)

				(189,543,969)	(190,740,940)	(1,196,971)

				$17,877,254	$17,133,251	$(744,003)

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $370,001 and $840,000.00, respectively, at March 31, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

MONEY MARKET FUNDS - 89.0%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% ^(a)	2,257,365	$2,257,365
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	9,029,461	9,029,461
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	9,918,782	9,918,782
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	11,286,827	11,286,827

TOTAL MONEY MARKET FUNDS (Cost $32,492,435)		32,492,435

	PRINCIPAL AMOUNT (000'S)
SHORT-TERM INVESTMENTS - 4.1%
U.S. Treasury Bill, 0.084%, 06/05/2014 ^(c)	$750	749,973
U.S. Treasury Bill, 0.079%, 05/29/2014 ^(c)	750	749,979

TOTAL SHORT-TERM INVESTMENTS (Cost $1,499,791)		1,499,952

TOTAL INVESTMENTS - 93.1% (Cost $33,992,226)		33,992,387

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9% (d)		2,500,403

NET ASSETS - 100.0%		$36,492,790

(a)	Represents annualized seven-day yield as of March 31, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation on futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Brent Crude Futures^	4/15/2014	USD	3,181,200	$51,600
Deutsche Bank	Brent Crude Futures^	4/15/2014	USD	(3,295,280)	62,480
Deutsche Bank	Brent Crude Futures^	5/15/2014	USD	3,498,760	(53,960)
Deutsche Bank	Brent Crude Futures^	5/15/2014	USD	(3,420,640)	(24,160)
Deutsche Bank	Brent Crude Futures^	6/13/2014	USD	2,769,520	22,880
Barclays Capital	Cocoa Futures^	5/14/2014	USD	989,610	15,089
Barclays Capital	Cocoa Futures^	5/14/2014	USD	(89,100)	450
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	3,065,006	870,932

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	(2,408,119)	$(60,237)
Barclays Capital	Corn Futures^	5/14/2014	USD	4,738,671	607,506
Barclays Capital	Corn Futures^	5/14/2014	USD	(4,753,898)	(592,282)
Deutsche Bank	Corn Futures^	5/14/2014	USD	22,625	2,475
Deutsche Bank	Corn Futures^	5/14/2014	USD	(22,475)	(2,625)
Barclays Capital	Corn Futures^	7/14/2014	USD	4,011,175	473,296
Barclays Capital	Corn Futures^	7/14/2014	USD	(289,088)	(14,954)
Deutsche Bank	Corn Futures^	7/14/2014	USD	22,775	2,562
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	1,168,960	93,549
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	(443,805)	(23,792)
Deutsche Bank	Gas Oil Futures^	4/10/2014	USD	2,556,225	(53,025)
Deutsche Bank	Gas Oil Futures^	4/10/2014	USD	(2,607,500)	104,300
Deutsche Bank	Gas Oil Futures^	5/12/2014	USD	2,781,700	(96,700)
Deutsche Bank	Gas Oil Futures^	5/12/2014	USD	(2,694,000)	9,000
Deutsche Bank	Gas Oil Futures^	6/12/2014	USD	2,694,750	(8,250)
Deutsche Bank	Gasoline RBOB Futures^	4/30/2014	USD	1,614,644	(21,471)
Deutsche Bank	Gasoline RBOB Futures^	4/30/2014	USD	(1,527,981)	(65,192)
Deutsche Bank	Gasoline RBOB Futures^	5/30/2014	USD	594,174	15,561
Deutsche Bank	Gasoline RBOB Futures^	5/30/2014	USD	(860,303)	6,674
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	7,020,520	(344,620)
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	(1,044,480)	17,433
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	2,084,887	51,636
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	(677,733)	16,418
Deutsche Bank	Lean Hogs Futures^	6/13/2014	USD	(1,435,964)	(39,266)
Barclays Capital	Live Cattle Futures^	4/30/2014	USD	3,213,410	(52,558)
Barclays Capital	Live Cattle Futures^	4/30/2014	USD	(3,108,295)	(52,557)
Deutsche Bank	Live Cattle Futures^	4/30/2014	USD	601,258	40,482
Deutsche Bank	Live Cattle Futures^	4/30/2014	USD	(631,090)	(10,650)
Barclays Capital	Live Cattle Futures^	6/30/2014	USD	3,601,630	28,370
Deutsche Bank	Live Cattle Futures^	6/30/2014	USD	600,250	4,750
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	4,468,462	(16,587)
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	(4,405,150)	(46,725)
Barclays Capital	LME Aluminum Futures^	9/15/2014	USD	3,976,188	111,500
Barclays Capital	LME Aluminum Futures^	9/15/2014	USD	(3,066,975)	(66,919)
Barclays Capital	LME Copper Futures^	6/16/2014	USD	8,282,850	(469,687)
Barclays Capital	LME Copper Futures^	6/16/2014	USD	(8,219,838)	406,675
Barclays Capital	LME Copper Futures^	9/15/2014	USD	7,434,613	(289,894)
Barclays Capital	LME Copper Futures^	9/15/2014	USD	(483,375)	(15,094)
Barclays Capital	LME Lead Futures^	6/16/2014	USD	1,217,625	(29,675)
Barclays Capital	LME Lead Futures^	6/16/2014	USD	(1,217,975)	30,025
Barclays Capital	LME Lead Futures^	9/15/2014	USD	949,850	(13,850)
Barclays Capital	LME Lead Futures^	9/15/2014	USD	(719,250)	(8,750)
Barclays Capital	LME Nickel Futures^	6/16/2014	USD	1,082,178	158,022
Barclays Capital	LME Nickel Futures^	6/16/2014	USD	(1,116,810)	(123,390)
Barclays Capital	LME Nickel Futures^	9/15/2014	USD	1,181,550	60,366
Barclays Capital	LME Zinc Futures^	6/16/2014	USD	2,663,562	61,688
Barclays Capital	LME Zinc Futures^	6/16/2014	USD	(2,802,250)	77,000
Barclays Capital	LME Zinc Futures^	9/15/2014	USD	2,312,438	(61,313)
Deutsche Bank	Natural Gas Swap Futures^	4/28/2014	USD	2,178,740	(80,660)
Deutsche Bank	Natural Gas Swap Futures^	4/28/2014	USD	(2,201,250)	103,170
Deutsche Bank	Natural Gas Swap Futures^	5/28/2014	USD	1,797,900	(80,340)
Deutsche Bank	NY Harbor ULSD Financial Futures^	4/30/2014	USD	1,734,012	(11,289)
Deutsche Bank	NY Harbor ULSD Financial Futures^	4/30/2014	USD	(1,746,713)	23,990
Deutsche Bank	NY Harbor ULSD Financial Futures^	5/30/2014	USD	1,738,363	(18,934)
Barclays Capital	Silver Futures^	5/28/2014	USD	4,272,870	(124,925)
Barclays Capital	Silver Futures^	5/28/2014	USD	(2,838,825)	172,270
Barclays Capital	Soybean Futures^	5/14/2014	USD	5,107,375	675,288
Barclays Capital	Soybean Futures^	5/14/2014	USD	(5,157,550)	(625,123)
Deutsche Bank	Soybean Futures^	5/14/2014	USD	194,325	25,275
Deutsche Bank	Soybean Futures^	5/14/2014	USD	(196,725)	(22,875)
Barclays Capital	Soybean Futures^	7/14/2014	USD	4,082,613	420,076
Barclays Capital	Soybean Futures^	7/14/2014	USD	(67,625)	(3,848)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Soybean Futures ^	7/14/2014	USD	193,913	$20,513
Barclays Capital	Soybean Meal Futures ^	5/14/2014	USD	3,076,711	278,332
Barclays Capital	Soybean Meal Futures ^	5/14/2014	USD	(137,280)	(6,509)
Deutsche Bank	Soybean Meal Futures ^	5/14/2014	USD	86,444	9,416
Barclays Capital	Soybean Oil Futures ^	5/14/2014	USD	2,675,056	89,654
Barclays Capital	Soybean Oil Futures ^	5/14/2014	USD	(532,158)	22,861
Deutsche Bank	Soybean Oil Futures ^	5/14/2014	USD	164,283	5,481
Barclays Capital	Sugar #11 (World Markets) Futures ^	4/30/2014	USD	2,074,083	154,964
Barclays Capital	Sugar #11 (World Markets) Futures ^	4/30/2014	USD	(622,754)	5,778
Deutsche Bank	Wheat Futures ^	5/14/2014	USD	167,688	6,625
Deutsche Bank	Wheat Futures ^	5/14/2014	USD	(145,625)	(28,688)
Barclays Capital	Wheat Futures ^	7/14/2014	USD	889,263	92,798
Barclays Capital	Wheat Futures ^	7/14/2014	USD	(861,086)	(122,049)
Deutsche Bank	Wheat Futures ^	7/14/2014	USD	146,750	28,625
Barclays Capital	Wheat Futures ^	9/12/2014	USD	106,125	188
Deutsche Bank	WTI Crude Oil Futures ^	4/22/2014	USD	3,176,920	175,220
Deutsche Bank	WTI Crude Oil Futures ^	4/22/2014	USD	(3,351,950)	(190)
Deutsche Bank	WTI Crude Oil Futures ^	5/20/2014	USD	3,031,200	(6,600)

					$1,923,030

Money Market Fund is pledged as collateral to Barclays Capital and Deutsche Bank for total return swap contracts in the amount of $1,911,390 and

$110,000, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
13	Goldman Sachs	Cocoa Futures ^	May 14, 2014	$384,762	$384,150	$(612)
41	Goldman Sachs	Corn Futures ^	July 14, 2014	958,991	1,038,838	79,847
1	Goldman Sachs	Gas Oil Futures ^	June 12, 2014	89,732	89,550	(182)
30	Goldman Sachs	Lean Hogs Futures ^	June 13, 2014	1,491,456	1,526,100	34,644
1	J.P. Morgan	LME Aluminum Futures ^	April 9, 2014	43,933	43,690	(243)
9	J.P. Morgan	LME Aluminum Futures ^	June 16, 2014	406,548	400,669	(5,879)
1	J.P. Morgan	LME Copper Futures ^	April 2, 2014	186,452	166,250	(20,202)
1	J.P. Morgan	LME Copper Futures ^	April 16, 2014	183,215	166,300	(16,915)
5	J.P. Morgan	LME Copper Futures ^	April 22, 2014	911,117	831,559	(79,558)
3	J.P. Morgan	LME Copper Futures ^	April 23, 2014	545,406	498,942	(46,464)
4	J.P. Morgan	LME Copper Futures ^	April 30, 2014	709,008	665,322	(43,686)
3	J.P. Morgan	LME Copper Futures ^	May 6, 2014	529,431	499,033	(30,398)
1	J.P. Morgan	LME Copper Futures ^	May 13, 2014	178,002	166,361	(11,641)
1	J.P. Morgan	LME Copper Futures ^	May 21, 2014	178,783	166,362	(12,421)
2	J.P. Morgan	LME Copper Futures ^	June 4, 2014	350,354	332,769	(17,585)
3	J.P. Morgan	LME Copper Futures ^	June 6, 2014	526,906	499,163	(27,743)
3	J.P. Morgan	LME Copper Futures ^	June 13, 2014	486,381	498,950	12,569

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
14	J.P. Morgan	LME Copper Futures^	June 16, 2014	$2,514,327	$2,327,325	$(187,002)
2	J.P. Morgan	LME Copper Futures^	June 24, 2014	324,274	332,292	8,018
7	J.P. Morgan	LME Copper Futures^	September 15, 2014	1,202,681	1,163,094	(39,587)
2	J.P. Morgan	LME Lead Futures^	May 27, 2014	106,317	103,025	(3,292)
2	J.P. Morgan	LME Lead Futures^	June 13, 2014	101,504	103,237	1,733
2	J.P. Morgan	LME Lead Futures^	June 16, 2014	106,154	103,300	(2,854)
2	J.P. Morgan	LME Lead Futures^	September 15, 2014	105,873	104,000	(1,873)
2	J.P. Morgan	LME Zinc Futures^	April 2, 2014	103,604	98,512	(5,092)
6	J.P. Morgan	LME Zinc Futures^	April 9, 2014	301,813	295,651	(6,162)
2	J.P. Morgan	LME Zinc Futures^	June 4, 2014	104,500	99,076	(5,424)
5	J.P. Morgan	LME Zinc Futures^	June 6, 2014	262,685	247,812	(14,873)
10	J.P. Morgan	LME Zinc Futures^	June 16, 2014	478,083	495,500	17,417
1	J.P. Morgan	LME Zinc Futures^	June 20, 2014	48,852	49,525	673
9	J.P. Morgan	LME Zinc Futures^	September 15, 2014	471,999	450,225	(21,774)
8	Goldman Sachs	Natural Gas Swap Futures^	June 28, 2014	365,584	352,320	(13,264)
4	Goldman Sachs	NY Harbor ULSD Financial Futures^	June 30, 2014	485,224	491,265	6,041
4	Goldman Sachs	Soybean Futures^	July 14, 2014	279,696	285,900	6,204
13	Goldman Sachs	WTI Crude Oil Futures^	June 20, 2014	1,262,285	1,310,660	48,375

				16,785,932	16,386,727	(399,205)

Short Contracts:
1	J.P. Morgan	LME Aluminum Futures^	April 9, 2014	(43,952)	(43,691)	261
9	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	(409,126)	(400,668)	8,458
1	J.P. Morgan	LME Copper Futures^	April 2, 2014	(185,548)	(166,250)	19,298
1	J.P. Morgan	LME Copper Futures^	April 16, 2014	(182,748)	(166,300)	16,448
5	J.P. Morgan	LME Copper Futures^	April 22, 2014	(911,240)	(831,559)	79,681
3	J.P. Morgan	LME Copper Futures^	April 23, 2014	(545,395)	(498,941)	46,454
4	J.P. Morgan	LME Copper Futures^	April 30, 2014	(710,541)	(665,321)	45,220
3	J.P. Morgan	LME Copper Futures^	May 6, 2014	(529,144)	(499,034)	30,110
1	J.P. Morgan	LME Copper Futures^	May 13, 2014	(178,554)	(166,361)	12,193
1	J.P. Morgan	LME Copper Futures^	May 21, 2014	(178,373)	(166,363)	12,010
2	J.P. Morgan	LME Copper Futures^	June 4, 2014	(349,858)	(332,769)	17,089
3	J.P. Morgan	LME Copper Futures^	June 6, 2014	(527,319)	(499,163)	28,156
3	J.P. Morgan	LME Copper Futures^	June 13, 2014	(485,164)	(498,950)	(13,786)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
14	J.P. Morgan	LME Copper Futures^	June 16, 2014	$(2,489,133)	$(2,327,325)	$161,808
2	J.P. Morgan	LME Copper Futures^	June 24, 2014	(324,696)	(332,292)	(7,596)
5	J.P. Morgan	LME Copper Futures^	September 15, 2014	(835,790)	(830,782)	5,008
2	J.P. Morgan	LME Lead Futures^	May 27, 2014	(105,996)	(103,025)	2,971
2	J.P. Morgan	LME Lead Futures^	June 13, 2014	(101,702)	(103,237)	(1,535)
2	J.P. Morgan	LME Lead Futures^	June 16, 2014	(105,396)	(103,300)	2,096
2	J.P. Morgan	LME Lead Futures^	September 15, 2014	(101,846)	(104,000)	(2,154)
2	J.P. Morgan	LME Zinc Futures^	April 2, 2014	(104,746)	(98,513)	6,233
6	J.P. Morgan	LME Zinc Futures^	April 9, 2014	(302,409)	(295,650)	6,759
2	J.P. Morgan	LME Zinc Futures^	June 4, 2014	(104,146)	(99,075)	5,071
5	J.P. Morgan	LME Zinc Futures^	June 6, 2014	(262,490)	(247,813)	14,677
10	J.P. Morgan	LME Zinc Futures^	June 16, 2014	(511,929)	(495,500)	16,429
1	J.P. Morgan	LME Zinc Futures^	June 20, 2014	(49,317)	(49,525)	(208)
1	J.P. Morgan	LME Zinc Futures^	September 15, 2014	(49,073)	(50,025)	(952)

				(10,685,631)	(10,175,432)	510,199

				$6,100,301	$6,211,295	$110,994

Cash held as collateral at Goldman Sachs and J.P. Morgan for futures contracts was $224,171 and $114,368, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 16.4%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 16.4%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	20,582	$28,523,828
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	11,036	16,032,506
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	7,151	11,102,105
France Government Bond OAT (France)	0.250%	07/25/18	EUR	5,245	7,470,329
France Government Bond OAT (France)	0.250%	07/25/24	EUR	3,717	5,006,864
France Government Bond OAT (France)	1.100%	07/25/22	EUR	8,689	12,872,029
France Government Bond OAT (France)	1.300%	07/25/19	EUR	12,388	18,547,337
France Government Bond OAT (France)	2.100%	07/25/23	EUR	3,708	5,931,777
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	4,376	7,570,449
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	13,879	28,037,686

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $134,591,744)					141,094,910

U.S. TREASURY OBLIGATIONS - 23.8%
U.S. Treasury Inflation Protected Securities - 23.8%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	49,100	50,826,493
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	19,000	19,237,644
U.S. Treasury Inflation Protected Securities	0.125%	07/15/22	USD	18,200	18,133,918
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	17,500	17,159,512
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	16,500	16,403,569
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	10,400	12,240,319
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	22,800	27,633,401
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	9,200	11,193,321
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	25,400	32,098,322

TOTAL U.S. TREASURY OBLIGATIONS (cost $205,423,689)					204,926,499

				SHARES
MONEY MARKET FUNDS - 38.6%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (a)^				20,187,542	20,187,542
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				80,750,169	80,750,169
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				130,569,166	130,569,166
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				100,938,556	100,938,556

TOTAL MONEY MARKET FUNDS (cost $332,445,433)					332,445,433

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 15.8%
U.S. Treasury Bill, 0.060%, 07/31/2014 (c)^				$43,592	43,594,765
U.S. Treasury Bill, 0.062%, 08/07/2014 (c)^				69,466	69,468,433
U.S. Treasury Bill, 0.080%, 05/29/2014 (c)^				11,549	11,549,676
U.S. Treasury Bill, 0.084%, 06/05/2014 (c)^				11,548	11,549,584

TOTAL SHORT-TERM INVESTMENTS (cost $136,154,568)					136,162,458

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

VALUE (Note 3)
TOTAL INVESTMENTS - 94.6% (cost $808,615,434)	$814,629,300

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4% (d)	46,432,389

NET ASSETS - 100.0%	$861,061,689

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of March 31, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of March 31, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
	iTraxx Europe
	Crossover Series
Citibank	20.V1	5.000%	EUR	2.290%	48,075,000	$(7,464,704)	12/20/2018	$(310,652)
	iTraxx Europe
	Crossover Series
Citibank	21.V1	5.000%	EUR	2.860%	79,975,000	10,145,600	06/20/2019	855,640
	iTraxx Europe
	Crossover Series
Citibank	21.V1	1.000%	EUR	0.760%	167,750,000	2,529,473	06/20/2019	335,411
	Markit CDX
	Emerging Market
Citibank	Index Series 20	5.000%	USD	2.970%	3,300,000	(299,605)	12/20/2018	12,623
	Markit CDX
	Emerging Market
Citibank	Index Series 21	5.000%	USD	2.960%	27,875,000	2,514,479	06/20/2019	165,121
	Markit CDX North
	America High Yield
Citibank	Index Series 21	5.000%	USD	3.120%	97,050,000	(7,564,714)	12/20/2018	(126,499)
	Markit CDX North
	America High Yield
Citibank	Index Series 22	5.000%	USD	3.360%	97,050,000	7,080,759	06/20/2019	295,774
	Markit CDX North
	America
	Investment Grade
Citibank	Index Series 22	1.000%	USD	0.690%	233,375,000	3,453,688	06/20/2019	180,266

						$10,394,976		$1,407,684

Credit default swap contracts buy protection as of March 31, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
	iTraxx Europe
	Crossover Series
CitiBank	20.V1	5.000%	EUR	2.290%	48,075,000	7,474,065	12/20/2018	301,291
	Markit CDX
	Emerging Market
CitiBank	Index Series 20	5.000%	USD	2.970%	3,300,000	299,605	12/20/2018	(12,623)
	Markit CDX North
	America High Yield
CitiBank	Index Series 21	5.000%	USD	3.120%	97,050,000	7,520,639	12/20/2018	170,574

						$15,294,309		$459,242

Money Market Fund is pledged as collateral to Bank of America, Deutsche Bank, Goldman Sachs and Morgan Stanley Capital Services, Inc. for credit default swap contracts in the amount of $2,742,081, $370,853, $80,000, and $6,011,528, respectively. Additional collateral for positions held at The Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts at March 31, 2014. Cash held as collateral for Citibank for credit default swap contracts was $1,071,312 at March 31, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

Interest rate swap contracts outstanding as of March 31, 2014:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
Citibank †	1.500% 6 Month Prague Interbank	(1)	CZK	40,000,000	$(19,838)	09/18/2019	$(6,612)
Citibank †	Offered Rate	1.500%	CZK	380,000,000	136,721	09/18/2019	114,550
Citibank †	2.000% 3 Month Hong Kong	(2)	HKD	25,000,000	11,806	09/18/2019	24,074
Citibank †	Interbank Offered Rate	2.000%	HKD	305,000,000	(235,255)	09/18/2019	(202,479)
Citibank †	5.000% 6 Month Budapest	(3)	HUF	300,000,000	(17,957)	09/18/2019	(22,801)
Citibank †	Interbank Offered Rate	5.000%	HUF	4,700,000,000	257,880	09/18/2019	380,664
Citibank †	4.000% 6 Month Warsaw Interbank	(5)	PLN	14,000,000	(40,178)	09/18/2019	(8,144)
Citibank †	Offered Rate	4.000%	PLN	129,000,000	401,856	09/18/2019	43,399
Citibank †	2.000% 6 Month Singapore	(6)	SGD	6,000,000	(4,694)	09/18/2019	21,972
Citibank †	Interbank Offered Rate 6 Month Singapore	2.000%	SGD	49,000,000	(18,034)	09/18/2019	(123,071)
Citibank †	Interbank Offered Rate 3 Month Johannesburg	2.000%	SGD	49,000,000	(18,239)	09/18/2019	(122,866)
Citibank †	Interbank Agreed Rate	8.500%	ZAR	470,000,000	330,870	09/18/2019	431,924
Citibank †	8.500%	(7)	ZAR	10,000,000	(6,888)	09/18/2019	(9,341)

Over the Counter
Citibank †	3 Month Korean Certificate of Deposit	3.098%	KRW*	29,000,000,000	–	09/18/2019	(43,457)
Citibank †	3 Month Korean Certificate of Deposit	3.146%	KRW*	29,000,000,000	–	09/18/2019	16,327
Citibank †	3 Month Korean Certificate of Deposit	3.153%	KRW*	29,000,000,000	–	09/18/2019	24,423
Citibank †	3 Month Korean Certificate of Deposit	3.165%	KRW*	6,000,000,000	–	03/20/2019	29,527
Citibank †	3 Month Korean Certificate of Deposit	3.173%	KRW*	5,000,000,000	–	03/20/2019	26,240
Citibank †	3 Month Korean Certificate of Deposit	3.245%	KRW*	8,000,000,000	–	03/20/2019	67,258
Citibank †	3 Month Korean Certificate of Deposit	3.278%	KRW*	31,000,000,000	–	03/20/2019	304,529
Citibank †	3 Month Korean Certificate of Deposit	3.318%	KRW*	31,000,000,000	–	03/20/2019	358,564
Citibank †	3 Month Korean Certificate of Deposit	3.360%	KRW*	5,000,000,000	–	03/20/2019	67,093
Citibank †	3.028%	(4)	KRW*	28,666,680,000	–	03/20/2019	30,067
Citibank †	3.065%	(4)	KRW*	28,666,660,000	–	03/20/2019	(16,153)
Citibank †	3.075%	(4)	KRW*	28,666,660,000	–	03/20/2019	(28,645)
Citibank †	3.150%	(4)	KRW*	7,000,000,000	–	09/18/2019	(5,144)
The Royal Bank of Scotland	1.245%	(6)	SGD	14,000,000	–	09/19/2018	192,253
The Royal Bank of Scotland	1.383%	(6)	SGD	22,000,000	–	09/19/2018	195,868
The Royal Bank of Scotland	1.470%	(6)	SGD	18,000,000	–	09/19/2018	104,938
The Royal Bank of Scotland	1.735%	(6)	SGD	15,000,000	–	09/19/2018	(52,163)
The Royal Bank of Scotland	1.820%	(6)	SGD	34,000,000	–	09/19/2018	(219,739)
The Royal Bank of Scotland	1.850%	(6)	SGD	34,000,000	–	09/19/2018	(255,564)
The Royal Bank of Scotland	1.905%	(6)	SGD	19,000,000	–	09/19/2018	(179,518)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of
Scotland	1.910%	(6)	SGD	17,000,000	$–	09/19/2018	$(163,607)
The Royal Bank of
Scotland	1.920%	(6)	SGD	9,000,000	–	09/19/2018	(89,776)
The Royal Bank of
Scotland	1.950%	(6)	SGD	13,000,000	–	09/19/2018	(143,374)
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	0.890%	SGD	25,000,000	–	09/19/2018	(655,020)
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	0.930%	SGD	19,000,000	–	09/19/2018	(471,122)
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	0.945%	SGD	6,000,000	–	09/19/2018	(145,614)
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	0.980%	SGD	24,000,000	–	09/19/2018	(552,955)
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.008%	SGD	23,000,000	–	09/19/2018	(507,700)
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.090%	SGD	46,000,000	–	09/19/2018	(882,111)
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.503%	SGD	9,000,000	–	09/19/2018	(42,196)
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.680%	SGD	2,000,000	–	09/19/2018	3,092
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.710%	SGD	1,000,000	–	09/19/2018	2,599
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.740%	SGD	8,000,000	–	09/19/2018	29,225
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.750%	SGD	8,000,000	–	09/19/2018	32,035
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.775%	SGD	8,000,000	–	09/19/2018	39,059
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.790%	SGD	5,000,000	–	09/19/2018	27,046
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.873%	SGD	7,000,000	–	09/19/2018	58,148
The Royal Bank of	6 Month Singapore
Scotland	Interbank Offered Rate	1.980%	SGD	7,000,000	–	09/19/2018	84,577
The Royal Bank of	6 Month Singapore				–
Scotland	Interbank Offered Rate	2.020%	SGD	500,000	–	09/19/2018	6,744

					$778,050		$(2,232,977)

†	Forward effective date swap
*	Non deliverable interest rate swap. See Note 3 in the Notes to Schedule of Investments
(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to The Royal Bank of Scotland is included in the forward foreign currency exchange contracts. Additional cash collateral for positions held for Citibank is included in the collateral for credit default swaps.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

Total return swap contracts outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	6/19/2014	CAD	23,768,962	$(108,989)
Bank of America	10-Year Japanese Government Bond	6/11/2014	JPY	9,849,565,600	(150,067)
Morgan Stanley and Co., International PLC	Bovespa Index	4/16/2014	BRL	11,881,113	223,362
Merrill Lynch	Brent Crude Futures^	4/15/2014	USD	41,102,430	385,151
Merrill Lynch	Brent Crude Futures^	4/15/2014	USD	(42,066,420)	578,792
Merrill Lynch	Brent Crude Futures^	5/15/2014	USD	31,478,160	(582,541)
Merrill Lynch	Brent Crude Futures^	5/15/2014	USD	(30,722,970)	(172,560)
Merrill Lynch	Brent Crude Futures^	6/13/2014	USD	25,071,800	167,200
Barclays Capital	Cocoa Futures^	5/14/2014	USD	3,542,700	32,848
Barclays Capital	Cocoa Futures^	5/14/2014	USD	(386,830)	2,680
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	7,038,506	(233,804)
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	(2,870,250)	268,432
Barclays Capital	Corn Futures^	5/14/2014	USD	3,422,566	367,459
Barclays Capital	Corn Futures^	5/14/2014	USD	(3,378,625)	(411,391)
Barclays Capital	Corn Futures^	7/14/2014	USD	13,567,725	1,228,682
Barclays Capital	Corn Futures^	7/14/2014	USD	(1,390,025)	(54,182)
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	2,938,100	194,798
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	(684,480)	(16,918)
Bank of America	Euro - Bund Futures	6/6/2014	EUR	93,465,040	228,886
Merrill Lynch	Gas Oil Futures^	4/10/2014	USD	14,847,550	(206,067)
Merrill Lynch	Gas Oil Futures^	4/10/2014	USD	(15,168,150)	526,655
Merrill Lynch	Gas Oil Futures^	5/12/2014	USD	15,218,960	(479,409)
Merrill Lynch	Gas Oil Futures^	5/12/2014	USD	(14,720,400)	(19,098)
Merrill Lynch	Gas Oil Futures^	6/12/2014	USD	11,937,300	22,721
Merrill Lynch	Gas Oil Futures^	6/12/2014	USD	(180,300)	450
Merrill Lynch	Gasoline RBOB Futures^	4/30/2014	USD	14,327,494	(139,367)
Merrill Lynch	Gasoline RBOB Futures^	4/30/2014	USD	(13,643,616)	(544,504)
Merrill Lynch	Gasoline RBOB Futures^	4/30/2014	USD	6,149,665	223,010
Merrill Lynch	Gasoline RBOB Futures^	4/30/2014	USD	(6,429,444)	56,746
Merrill Lynch	Gasoline RBOB Futures^	5/30/2014	USD	6,246,085	(26,784)
Merrill Lynch	Gasoline RBOB Futures^	5/30/2014	USD	(481,236)	(6,551)
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	15,366,700	(731,082)
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	(1,953,150)	27,439
Morgan Stanley and Co., International PLC	H-SHARES Index Futures	4/29/2014	HKD	27,287,184	121,122
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	6,751,051	167,214
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	(2,949,483)	(977)
Barclays Capital	Live Cattle Futures^	4/30/2014	USD	11,299,360	485,286
Barclays Capital	Live Cattle Futures^	4/30/2014	USD	(11,569,166)	(215,499)
Barclays Capital	Live Cattle Futures^	6/30/2014	USD	11,005,077	104,923
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	4,720,037	43,469
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	(4,640,456)	(123,050)
Barclays Capital	LME Aluminum Futures^	9/15/2014	USD	7,285,544	208,550
Barclays Capital	LME Aluminum Futures^	9/15/2014	USD	(5,288,488)	(116,344)
Barclays Capital	LME Copper Futures^	6/16/2014	USD	16,633,312	(840,750)
Barclays Capital	LME Copper Futures^	6/16/2014	USD	(16,526,438)	733,875
Barclays Capital	LME Copper Futures^	9/15/2014	USD	18,811,288	(700,256)
Barclays Capital	LME Copper Futures^	9/15/2014	USD	(3,222,675)	(100,450)
Barclays Capital	LME Lead Futures^	6/16/2014	USD	1,228,775	(40,825)
Barclays Capital	LME Lead Futures^	6/16/2014	USD	(1,213,250)	25,300
Barclays Capital	LME Lead Futures^	9/15/2014	USD	1,216,125	(20,125)
Barclays Capital	LME Lead Futures^	9/15/2014	USD	(357,175)	(6,825)
Barclays Capital	LME Nickel Futures^	6/16/2014	USD	530,280	42,120
Barclays Capital	LME Nickel Futures^	6/16/2014	USD	(526,320)	(46,080)
Barclays Capital	LME Nickel Futures^	9/15/2014	USD	2,588,886	86,010
Barclays Capital	LME Zinc Futures^	6/16/2014	USD	7,369,800	(333,700)
Barclays Capital	LME Zinc Futures^	6/16/2014	USD	(7,295,250)	259,150
Barclays Capital	LME Zinc Futures^	9/15/2014	USD	7,297,025	(193,475)
Barclays Capital	LME Zinc Futures^	9/15/2014	USD	(3,263,550)	(38,100)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Long Gilt Futures	6/26/2014	GBP	2,963,990	$(11,157)
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	4/29/2014	USD	8,335,660	190,130
Merrill Lynch	Natural Gas Swap Futures^	4/28/2014	USD	10,365,010	(401,378)
Merrill Lynch	Natural Gas Swap Futures^	4/28/2014	USD	(10,481,100)	517,458
Merrill Lynch	Natural Gas Swap Futures^	5/28/2014	USD	9,135,720	(417,717)
Merrill Lynch	Natural Gas Swap Futures^	5/28/2014	USD	(1,631,930)	2,820
Merrill Lynch	NY Harbor ULSD Financial Futures^	4/1/2014	USD	13,228,790	(308,680)
Merrill Lynch	NY Harbor ULSD Financial Futures^	4/1/2014	USD	(12,864,558)	(55,549)
Merrill Lynch	NY Harbor ULSD Financial Futures^	4/30/2014	USD	12,069,103	(10,046)
Merrill Lynch	NY Harbor ULSD Financial Futures^	4/30/2014	USD	(12,200,412)	141,344
Merrill Lynch	NY Harbor ULSD Financial Futures^	5/30/2014	USD	11,982,277	(69,075)
Merrill Lynch	NY Harbor ULSD Financial Futures^	5/30/2014	USD	(2,438,058)	(18,267)
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index Futures	4/24/2014	USD	1,729,344	26,696
Barclays Capital	Silver Futures^	5/28/2014	USD	7,851,400	(543,049)
Barclays Capital	Silver Futures^	5/28/2014	USD	(5,206,950)	268,895
Barclays Capital	Soybean Futures^	5/14/2014	USD	843,375	108,203
Barclays Capital	Soybean Futures^	5/14/2014	USD	(850,200)	(101,379)
Barclays Capital	Soybean Futures^	7/14/2014	USD	14,974,550	535,223
Barclays Capital	Soybean Futures^	7/14/2014	USD	(486,075)	(14,242)
Deutsche Bank	Soybean Meal Futures^	5/14/2014	USD	5,743,246	391,794
Deutsche Bank	Soybean Meal Futures^	5/14/2014	USD	(365,665)	(17,775)
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	4,227,917	113,168
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	(296,906)	5,881
Barclays Capital	Sugar #11 (World Markets) Futures^	4/30/2014	USD	4,025,370	(5,085)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	6/20/2014	CHF	5,447,519	152,397
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2014	USD	386,784,894	(2,452,894)
Barclays Capital	Wheat Futures^	7/14/2014	USD	2,577,875	333,208
Barclays Capital	Wheat Futures^	7/14/2014	USD	(2,904,876)	(6,347)
Barclays Capital	Wheat Futures^	9/12/2014	USD	3,043,500	4,125
Merrill Lynch	WTI Crude Oil Futures^	4/22/2014	USD	49,623,610	2,689,918
Merrill Lynch	WTI Crude Oil Futures^	4/22/2014	USD	(52,431,550)	117,842
Merrill Lynch	WTI Crude Oil Futures^	5/20/2014	USD	45,026,890	(61,162)
Merrill Lynch	WTI Crude Oil Futures^	5/20/2014	USD	(7,300,930)	(260,536)

					$997,324

Money Market Fund is pledged as collateral to Barclays Capital, Deutsche Bank and Merrill Lynch for total return swap contracts in the amount of $9,762,143, $200,000 and $23,290,150, respectively. Additional collateral for positions held at Bank of America is included in collateral for credit default swap contracts.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
9	Goldman Sachs	Cattle Feeder Futures^	May 22, 2014	$802,665	$800,325	$(2,340)
20	Goldman Sachs	Lean Hogs Futures^	June 13, 2014	995,205	1,017,400	22,195
13	J.P. Morgan	LME Aluminum Futures^	April 3, 2014	583,890	567,038	(16,852)
3	J.P. Morgan	LME Aluminum Futures^	April 7, 2014	132,381	130,999	(1,382)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
22	J.P. Morgan	LME Aluminum Futures^	April 9, 2014	$966,533	$961,196	$(5,337)
30	J.P. Morgan	LME Aluminum Futures^	April 16, 2014	1,338,812	1,313,250	(25,562)
5	J.P. Morgan	LME Aluminum Futures^	April 23, 2014	221,885	219,306	(2,579)
1	J.P. Morgan	LME Aluminum Futures^	May 6, 2014	42,715	44,022	1,307
24	J.P. Morgan	LME Aluminum Futures^	May 12, 2014	1,032,541	1,058,286	25,745
38	J.P. Morgan	LME Aluminum Futures^	May 21, 2014	1,691,079	1,679,837	(11,242)
2	J.P. Morgan	LME Aluminum Futures^	May 27, 2014	88,104	88,546	442
273	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	12,302,210	12,153,619	(148,591)
1	J.P. Morgan	LME Copper Futures^	April 3, 2014	183,352	166,254	(17,098)
1	J.P. Morgan	LME Copper Futures^	April 7, 2014	182,877	166,272	(16,605)
2	J.P. Morgan	LME Copper Futures^	April 9, 2014	361,354	332,560	(28,794)
2	J.P. Morgan	LME Copper Futures^	April 16, 2014	365,504	332,600	(32,904)
3	J.P. Morgan	LME Copper Futures^	April 23, 2014	545,406	498,942	(46,464)
11	J.P. Morgan	LME Copper Futures^	April 30, 2014	1,949,773	1,829,636	(120,137)
14	J.P. Morgan	LME Copper Futures^	May 6, 2014	2,470,679	2,328,823	(141,856)
1	J.P. Morgan	LME Copper Futures^	May 9, 2014	178,768	166,352	(12,416)
1	J.P. Morgan	LME Copper Futures^	May 12, 2014	178,340	166,359	(11,981)
3	J.P. Morgan	LME Copper Futures^	May 13, 2014	535,636	499,083	(36,553)
1	J.P. Morgan	LME Copper Futures^	May 19, 2014	180,018	166,375	(13,643)
2	J.P. Morgan	LME Copper Futures^	May 27, 2014	351,304	332,744	(18,560)
132	J.P. Morgan	LME Copper Futures^	June 16, 2014	23,299,450	21,943,350	(1,356,100)
2	J.P. Morgan	LME Lead Futures^	April 3, 2014	110,104	102,073	(8,031)
3	J.P. Morgan	LME Lead Futures^	April 9, 2014	157,506	153,318	(4,188)
5	J.P. Morgan	LME Lead Futures^	April 23, 2014	273,260	256,225	(17,035)
40	J.P. Morgan	LME Lead Futures^	June 16, 2014	2,087,833	2,066,000	(21,833)
5	J.P. Morgan	LME Nickel Futures^	April 9, 2014	400,810	475,957	75,147
5	J.P. Morgan	LME Nickel Futures^	April 16, 2014	437,751	476,100	38,349
1	J.P. Morgan	LME Nickel Futures^	May 6, 2014	83,522	95,286	11,764
4	J.P. Morgan	LME Nickel Futures^	May 21, 2014	346,016	381,384	35,368
3	J.P. Morgan	LME Nickel Futures^	May 27, 2014	255,786	286,089	30,303
25	J.P. Morgan	LME Nickel Futures^	June 16, 2014	2,082,472	2,385,000	302,528
35	J.P. Morgan	LME Zinc Futures^	April 3, 2014	1,793,823	1,724,065	(69,758)
4	J.P. Morgan	LME Zinc Futures^	April 9, 2014	201,208	197,100	(4,108)
12	J.P. Morgan	LME Zinc Futures^	April 23, 2014	621,025	591,876	(29,149)
1	J.P. Morgan	LME Zinc Futures^	April 30, 2014	49,523	49,345	(178)
6	J.P. Morgan	LME Zinc Futures^	May 6, 2014	295,884	296,129	245
15	J.P. Morgan	LME Zinc Futures^	May 12, 2014	755,534	740,460	(15,074)
2	J.P. Morgan	LME Zinc Futures^	May 13, 2014	101,361	98,731	(2,630)
3	J.P. Morgan	LME Zinc Futures^	May 21, 2014	154,382	148,125	(6,257)
10	J.P. Morgan	LME Zinc Futures^	May 27, 2014	513,110	494,442	(18,668)
191	J.P. Morgan	LME Zinc Futures^	June 16, 2014	9,243,678	9,464,050	220,372
27	Barclays Capital	Amsterdam Index Futures	April 17, 2014	2,897,406	3,001,761	104,355

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
113	Barclays Capital	CAC40 Index Futures	April 17, 2014	$6,727,756	$6,835,665	$107,909
19	Barclays Capital	DAX Index Futures	June 20, 2014	6,043,043	6,273,250	230,207
77	Barclays Capital	E-Mini Russell 2000 Futures	June 20, 2014	9,071,496	9,012,850	(58,646)
428	Barclays Capital	Euro Stoxx 50 Index	June 20, 2014	17,730,949	18,278,660	547,711
171	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	18,606,779	18,654,383	47,604
208	J.P. Morgan	FTSE/JSE Top 40 Index Futures	June 19, 2014	8,388,589	8,569,727	181,138
32	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	4,585,843	4,717,073	131,230
28	Barclays Capital	Hang Seng Index Futures	April 29, 2014	3,940,737	3,996,132	55,395
155	Barclays Capital	H-SHARES Index Futures	April 29, 2014	9,820,875	10,072,552	251,677
36	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	4,949,728	5,115,270	165,542
80	Barclays Capital	KOSPI Index 200 Futures	June 12, 2014	9,572,636	9,710,179	137,543
109	Barclays Capital	MSCI Taiwan Stock Index Futures	April 29, 2014	3,353,899	3,404,071	50,172
1,307	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	120,564,853	121,851,610	1,286,757
82	Barclays Capital	S&P MID 400 E-Mini Futures	June 20, 2014	11,184,545	11,274,180	89,635
98	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	June 19, 2014	14,446,382	14,502,758	56,376
157	Barclays Capital	SGX S&P CNX Nifty Index Futures	April 24, 2014	2,090,252	2,120,756	30,504
71	Barclays Capital	SPI 200 Index Futures	June 19, 2014	8,795,503	8,877,605	82,102
157	Barclays Capital	TOPIX Index Futures	June 12, 2014	18,477,372	18,298,794	(178,578)
148	J.P. Morgan	Australia 10-Year Bond Futures	June 16, 2014	15,793,504	15,859,566	66,062

				367,987,216	369,871,771	1,884,555

Short Contracts:
13	J.P. Morgan	LME Aluminum Futures^	April 3, 2014	(581,348)	(567,037)	14,311
3	J.P. Morgan	LME Aluminum Futures^	April 7, 2014	(132,234)	(130,999)	1,235
22	J.P. Morgan	LME Aluminum Futures^	April 9, 2014	(967,570)	(961,196)	6,374
30	J.P. Morgan	LME Aluminum Futures^	April 16, 2014	(1,341,087)	(1,313,250)	27,837
5	J.P. Morgan	LME Aluminum Futures^	April 23, 2014	(221,417)	(219,306)	2,111
1	J.P. Morgan	LME Aluminum Futures^	May 6, 2014	(42,448)	(44,022)	(1,574)
24	J.P. Morgan	LME Aluminum Futures^	May 12, 2014	(1,036,750)	(1,058,286)	(21,536)
38	J.P. Morgan	LME Aluminum Futures^	May 21, 2014	(1,689,408)	(1,679,838)	9,570
2	J.P. Morgan	LME Aluminum Futures^	May 27, 2014	(88,146)	(88,547)	(401)
273	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	(12,173,760)	(12,153,619)	20,141
1	J.P. Morgan	LME Copper Futures^	April 3, 2014	(183,032)	(166,254)	16,778
1	J.P. Morgan	LME Copper Futures^	April 7, 2014	(182,373)	(166,272)	16,101
2	J.P. Morgan	LME Copper Futures^	April 9, 2014	(363,858)	(332,560)	31,298
2	J.P. Morgan	LME Copper Futures^	April 16, 2014	(366,671)	(332,600)	34,071
3	J.P. Morgan	LME Copper Futures^	April 23, 2014	(545,115)	(498,942)	46,173
11	J.P. Morgan	LME Copper Futures^	April 30, 2014	(1,957,187)	(1,829,635)	127,552
14	J.P. Morgan	LME Copper Futures^	May 6, 2014	(2,465,434)	(2,328,823)	136,611

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	May 9, 2014	$(178,498)	$(166,352)	$12,146
1	J.P. Morgan	LME Copper Futures^	May 12, 2014	(178,107)	(166,358)	11,749
3	J.P. Morgan	LME Copper Futures^	May 13, 2014	(533,994)	(499,083)	34,911
1	J.P. Morgan	LME Copper Futures^	May 19, 2014	(179,423)	(166,375)	13,048
2	J.P. Morgan	LME Copper Futures^	May 27, 2014	(351,833)	(332,744)	19,089
132	J.P. Morgan	LME Copper Futures^	June 16, 2014	(23,210,580)	(21,943,350)	1,267,230
2	J.P. Morgan	LME Lead Futures^	April 3, 2014	(109,428)	(102,073)	7,355
3	J.P. Morgan	LME Lead Futures^	April 9, 2014	(159,038)	(153,318)	5,720
5	J.P. Morgan	LME Lead Futures^	April 23, 2014	(272,323)	(256,225)	16,098
40	J.P. Morgan	LME Lead Futures^	June 16, 2014	(2,146,983)	(2,066,000)	80,983
5	J.P. Morgan	LME Nickel Futures^	April 9, 2014	(402,538)	(475,957)	(73,419)
5	J.P. Morgan	LME Nickel Futures^	April 16, 2014	(437,390)	(476,100)	(38,710)
1	J.P. Morgan	LME Nickel Futures^	May 6, 2014	(82,750)	(95,286)	(12,536)
4	J.P. Morgan	LME Nickel Futures^	May 21, 2014	(347,022)	(381,384)	(34,362)
3	J.P. Morgan	LME Nickel Futures^	May 27, 2014	(256,096)	(286,089)	(29,993)
25	J.P. Morgan	LME Nickel Futures^	June 16, 2014	(2,148,212)	(2,385,000)	(236,788)
35	J.P. Morgan	LME Zinc Futures^	April 2, 2014	(1,784,819)	(1,724,065)	60,754
4	J.P. Morgan	LME Zinc Futures^	April 9, 2014	(201,829)	(197,100)	4,729
12	J.P. Morgan	LME Zinc Futures^	April 23, 2014	(620,407)	(591,876)	28,531
1	J.P. Morgan	LME Zinc Futures^	April 30, 2014	(49,423)	(49,345)	78
6	J.P. Morgan	LME Zinc Futures^	May 6, 2014	(295,637)	(296,128)	(491)
15	J.P. Morgan	LME Zinc Futures^	May 12, 2014	(756,719)	(740,460)	16,259
2	J.P. Morgan	LME Zinc Futures^	May 13, 2014	(101,146)	(98,732)	2,414
3	J.P. Morgan	LME Zinc Futures^	May 21, 2014	(153,744)	(148,125)	5,619
10	J.P. Morgan	LME Zinc Futures^	May 27, 2014	(513,229)	(494,442)	18,787
191	J.P. Morgan	LME Zinc Futures^	June 16, 2014	(9,891,856)	(9,464,050)	427,806

				(69,700,862)	(67,627,203)	2,073,659

				$298,286,354	$302,244,568	$3,958,214

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $15,068,756 and $545,111, respectively at March 31, 2014.

Cash held as collateral for Goldman Sachs for futures contracts was $8,800 at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2)

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	17,000	$15,358	$15,682	$324

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	32,975,000	$13,772,934	$14,237,892	$464,958
Brazilian Real, Expiring 06/18/14*	The Royal Bank of Scotland	BRL	32,975,000	13,772,912	14,237,892	464,980
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	374,000	424,036	423,318	(718)
Czech Republic Koruna, Expiring 06/18/14	Credit Suisse International	CZK	2,944,000	150,203	147,813	(2,390)
Czech Republic Koruna, Expiring 06/18/14	The Royal Bank of Scotland	CZK	2,944,000	150,204	147,813	(2,391)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	1,883,000	2,605,792	2,593,815	(11,977)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	10,944,680	15,082,934	15,076,196	(6,738)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	2,920,866	4,816,225	4,866,673	50,448
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	12,300,000	1,584,133	1,586,214	2,081
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	67,744,500	19,479,416	19,412,829	(66,587)
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	67,744,500	19,478,912	19,412,829	(66,083)
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	1,050,000	10,223	10,177	(46)
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	12,070,233,500	11,267,537	11,295,313	27,776
Korean Won, Expiring 06/18/14*	The Royal Bank of Scotland	KRW	12,070,233,499	11,267,480	11,295,312	27,832
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	228,816,000	17,192,514	17,421,310	228,796
Mexican Peso, Expiring 06/18/14	The Royal Bank of Scotland	MXN	228,816,000	17,192,620	17,421,310	228,690
Poland Zloty, Expiring 06/18/14	The Royal Bank of Scotland	PLN	4,720,000	1,525,780	1,553,285	27,505
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	120,635,500	3,265,194	3,380,117	114,923
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	124,229,000	3,345,818	3,480,805	134,987
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	16,145,000	12,753,838	12,835,414	81,576
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	16,145,000	12,754,069	12,835,414	81,345
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	15,612,500	6,838,226	7,131,358	293,132
Turkish Lira, Expiring 06/18/14	The Royal Bank of Scotland	TRY	15,612,500	6,838,193	7,131,358	293,165
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	251,779,000	8,342,210	8,287,289	(54,921)
Taiwanese Dollar, Expiring 06/18/14*	The Royal Bank of Scotland	TWD	251,779,000	8,342,165	8,287,289	(54,876)
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	75,003,000	6,813,591	7,038,239	224,648
South African Rand, Expiring 06/18/14	The Royal Bank of Scotland	ZAR	75,002,999	6,813,681	7,038,239	224,558

				225,896,198	228,601,195	2,704,997

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	(22,000)	$(19,718)	$(20,294)	$(576)
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	(22,000)	(19,718)	(20,294)	(576)
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	(174,500)	(72,593)	(75,345)	(2,752)
Brazilian Real, Expiring 06/18/14*	The Royal Bank of Scotland	BRL	(174,500)	(72,592)	(75,345)	(2,753)
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	(3,000)	(2,703)	(2,709)	(6)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	(222,500)	(254,583)	(251,840)	2,743
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	(222,500)	(254,584)	(251,840)	2,744
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(76,104,873)	(104,683,029)	(104,833,765)	(150,736)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(81,309,227)	(111,881,653)	(112,002,714)	(121,061)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(11,283,346)	(18,819,301)	(18,800,024)	19,277
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(13,020,289)	(21,703,065)	(21,694,076)	8,989
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	(5,162,500)	(665,356)	(665,758)	(402)
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	(5,766,500)	(743,149)	(743,650)	(501)
Hungarian Forint, Expiring 06/18/14	Credit Suisse International	HUF	(4,053,001)	(17,876)	(18,091)	(215)
Hungarian Forint, Expiring 06/18/14	The Royal Bank of Scotland	HUF	(4,053,001)	(17,876)	(18,090)	(214)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(56,440,000)	(548,742)	(547,045)	1,697
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	(66,386,000)	(645,215)	(643,446)	1,769
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	(1,143,442,500)	(1,065,211)	(1,070,032)	(4,821)
Korean Won, Expiring 06/18/14*	The Royal Bank of Scotland	KRW	(1,143,442,500)	(1,065,196)	(1,070,032)	(4,836)
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	(13,595,000)	(1,015,849)	(1,035,079)	(19,230)
Mexican Peso, Expiring 06/18/14	The Royal Bank of Scotland	MXN	(13,595,000)	(1,015,923)	(1,035,079)	(19,156)
Poland Zloty, Expiring 06/18/14	Credit Suisse International	PLN	(1,202,000)	(393,704)	(395,561)	(1,857)
Poland Zloty, Expiring 06/18/14	The Royal Bank of Scotland	PLN	(3,522,000)	(1,157,714)	(1,159,040)	(1,326)
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	(120,635,500)	(3,244,294)	(3,380,117)	(135,823)
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	(124,229,000)	(3,343,855)	(3,480,804)	(136,949)
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	(1,981,000)	(1,560,161)	(1,574,912)	(14,751)
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	(5,506,000)	(4,341,543)	(4,377,317)	(35,774)
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	(3,652,500)	(1,585,575)	(1,668,360)	(82,785)
Turkish Lira, Expiring 06/18/14	The Royal Bank of Scotland	TRY	(3,652,500)	(1,585,542)	(1,668,360)	(82,818)
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	(8,526,000)	(280,683)	(280,632)	51
Taiwanese Dollar, Expiring 06/18/14*	The Royal Bank of Scotland	TWD	(8,526,000)	(280,682)	(280,632)	50
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	(5,790,500)	(527,797)	(543,377)	(15,580)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
South African Rand, Expiring 06/18/14	The Royal Bank of Scotland	ZAR	(45,200,500)	$(4,137,444)	$(4,241,589)	$(104,145)

				(287,022,926)	(287,925,249)	(902,323)

				$(61,126,728)	$(59,324,054)	$1,802,674

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $2 and $6,576,273, respectively, at March 31, 2014. Additional cash is held as collateral for Credit Suisse International for forward foreign currency exchange contracts in the amount of $820,000 at March 31, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

GOVERNMENT RELATED OBLIGATIONS - 21.0%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 21.0%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	1,434	$1,986,740
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	736	1,068,838
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	542	841,071
France Government Bond OAT (France)	0.250%	07/25/18	EUR	411	585,911
France Government Bond OAT (France)	0.250%	07/25/24	EUR	301	405,962
France Government Bond OAT (France)	1.100%	07/25/22	EUR	644	953,486
France Government Bond OAT (France)	1.300%	07/25/19	EUR	847	1,268,202
France Government Bond OAT (France)	2.100%	07/25/23	EUR	218	348,928
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	313	540,746
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	983	1,984,969

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $9,619,941)					9,984,853

U.S. TREASURY OBLIGATIONS - 30.2%
U.S. Treasury Inflation Protected Securities - 30.2%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	3,500	3,623,070
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	1,300	1,316,260
U.S. Treasury Inflation Protected Securities	0.125%	07/15/22	USD	1,300	1,295,280
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	1,200	1,176,652
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	1,200	1,192,987
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	700	823,867
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	1,600	1,939,186
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	600	729,999
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	1,800	2,274,684

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,415,241)					14,371,985

				SHARES
MONEY MARKET FUNDS - 31.8%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (a)^				657,617	657,617
Dreyfus Treasury Cash Management, Class I, 0.050% (a)^				2,630,468	2,630,468
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				8,525,333	8,525,333
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				3,288,084	3,288,084

TOTAL MONEY MARKET FUNDS (cost $15,101,502)					15,101,502

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 13.0%
U.S. Treasury Bills, 0.060%, 07/31/2014 (c)				$1,469	1,468,790
U.S. Treasury Bills, 0.060%, 07/31/2014 (c)^				901	900,671
U.S. Treasury Bills, 0.062%, 08/07/2014 (c)				2,944	2,944,176
U.S. Treasury Bills, 0.062%, 08/07/2014 (c)^				901	900,640

TOTAL SHORT-TERM INVESTMENTS (cost $6,213,979)					6,214,277

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

VALUE (Note 3)
TOTAL INVESTMENTS - 96.0% (cost $45,350,663)	45,672,617

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0% (d)	1,884,759

NET ASSETS - 100.0%	$47,557,376

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of March 31, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index	4/16/2014	BRL	967,752	$19,123
Deutsche Bank	Brent Crude Futures^	6/13/2014	USD	1,597,800	13,200
Deutsche Bank	Brent Crude Futures^	4/15/2014	USD	2,979,240	38,040
Deutsche Bank	Brent Crude Futures^	4/15/2014	USD	(3,056,620)	39,340
Deutsche Bank	Brent Crude Futures^	5/15/2014	USD	2,410,540	(42,240)
Deutsche Bank	Brent Crude Futures^	5/15/2014	USD	(2,348,790)	(19,510)
Barclays Capital	Cocoa Futures^	5/14/2014	USD	146,060	1,690
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	307,238	93,027
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	(142,106)	8,680
Barclays Capital	Corn Futures^	7/14/2014	USD	339,937	40,125
Barclays Capital	Corn Futures^	5/14/2014	USD	362,656	38,936
Barclays Capital	Corn Futures^	5/14/2014	USD	(357,075)	(44,516)
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	131,415	8,864
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	(46,430)	(330)
Deutsche Bank	Gas Oil Futures^	6/12/2014	USD	808,425	(2,475)
Deutsche Bank	Gas Oil Futures^	4/10/2014	USD	1,274,600	(23,000)
Deutsche Bank	Gas Oil Futures^	4/10/2014	USD	(1,298,150)	46,550
Deutsche Bank	Gas Oil Futures^	5/12/2014	USD	1,205,850	(42,350)
Deutsche Bank	Gas Oil Futures^	5/12/2014	USD	(1,165,225)	1,725
Deutsche Bank	Gasoline RBOB Futures^	5/30/2014	USD	613,943	(4,208)
Deutsche Bank	Gasoline RBOB Futures^	5/30/2014	USD	(119,242)	(2,705)
Deutsche Bank	Gasoline RBOB Futures^	4/30/2014	USD	475,125	15,082

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Gasoline RBOB Futures^	4/30/2014	USD	(496,306)	$6,098
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	402,330	(17,190)
Deutsche Bank	Heating Oil Futures^	5/30/2014	USD	866,195	(6,480)
Deutsche Bank	Heating Oil Futures^	5/30/2014	USD	(242,584)	(3,049)
Deutsche Bank	Heating Oil Futures^	4/30/2014	USD	987,412	(2,999)
Deutsche Bank	Heating Oil Futures^	4/30/2014	USD	(998,092)	13,679
Goldman Sachs	H-SHARES Index Futures	4/29/2014	HKD	3,397,199	16,906
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	496,390	12,306
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	(208,590)	5,109
Barclays Capital	Live Cattle Futures^	6/30/2014	USD	762,728	7,272
Barclays Capital	Live Cattle Futures^	4/30/2014	USD	876,480	56,956
Barclays Capital	Live Cattle Futures^	4/30/2014	USD	(911,543)	(21,895)
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	133,988	(431)
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	(130,106)	(3,450)
Barclays Capital	LME Aluminum Futures^	9/15/2014	USD	132,844	3,413
Barclays Capital	LME Copper Futures^	6/16/2014	USD	521,850	(23,137)
Barclays Capital	LME Copper Futures^	6/16/2014	USD	(521,888)	23,175
Barclays Capital	LME Copper Futures^	9/15/2014	USD	520,688	(22,219)
Goldman Sachs	MSCI Taiwan Stock Index Futures	4/29/2014	USD	763,043	17,707
Deutsche Bank	Natural Gas Swap Futures^	5/28/2014	USD	737,600	(32,960)
Deutsche Bank	Natural Gas Swap Futures^	5/28/2014	USD	(222,290)	2,090
Deutsche Bank	Natural Gas Swap Futures^	4/28/2014	USD	771,550	(28,480)
Deutsche Bank	Natural Gas Swap Futures^	4/28/2014	USD	(780,950)	37,880
Goldman Sachs	SGX S&P CNX Nifty Index Futures	4/24/2014	USD	92,789	1,767
Barclays Capital	Silver Futures^	5/28/2014	USD	101,180	(2,420)
Barclays Capital	Soybean Futures^	7/14/2014	USD	522,513	49,288
Barclays Capital	Soybean Futures^	5/14/2014	USD	324,375	41,617
Barclays Capital	Soybean Futures^	5/14/2014	USD	(327,000)	(38,992)
Barclays Capital	Soybean Meal Futures^	5/14/2014	USD	305,159	30,351
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	328,516	11,010
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	(49,494)	990
Barclays Capital	Sugar #11 (World Markets) Futures^	4/30/2014	USD	17,830	2,072
Goldman Sachs	Swiss Market Index Futures	6/20/2014	CHF	405,816	12,184
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2014	USD	7,096,577	(57,077)
Barclays Capital	Wheat Futures^	9/12/2014	USD	141,600	150
Barclays Capital	Wheat Futures^	7/14/2014	USD	116,400	23,890
Barclays Capital	Wheat Futures^	7/14/2014	USD	(139,994)	(306)
Deutsche Bank	WTI Crude Oil Futures^	5/20/2014	USD	3,132,240	(6,820)
Deutsche Bank	WTI Crude Oil Futures^	5/20/2014	USD	(777,030)	(29,530)
Deutsche Bank	WTI Crude Oil Futures^	4/22/2014	USD	3,482,570	174,310
Deutsche Bank	WTI Crude Oil Futures^	4/22/2014	USD	(3,668,940)	12,060

					$447,893

Money Market Fund is pledged as collateral to Bank of America, Deutsche Bank and Goldman Sachs for total return swap contracts in the amount of $120,000, $100,000 and $560,000, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Goldman Sachs	Cattle Feeder Futures^	May 22, 2014	$89,139	$88,925	$(214)
2	Goldman Sachs	Cocoa Futures^	May 14, 2014	59,071	59,100	29
1	Goldman Sachs	Coffee ‘C’ Futures^	May 19, 2014	52,837	66,713	13,876
21	Goldman Sachs	Corn Futures^	July 14, 2014	476,868	532,088	55,220
2	Goldman Sachs	Cotton No. 2 Futures^	May 7, 2014	86,971	93,520	6,549
5	Goldman Sachs	Gold 100 OZ Futures^	June 26, 2014	677,990	641,900	(36,090)
1	J.P. Morgan	LME Aluminum Futures^	April 9, 2014	43,933	43,690	(243)
1	J.P. Morgan	LME Aluminum Futures^	April 16, 2014	44,627	43,775	(852)
1	J.P. Morgan	LME Aluminum Futures^	April 28, 2014	43,877	43,923	46
3	J.P. Morgan	LME Aluminum Futures^	May 13, 2014	130,321	132,323	2,002
1	J.P. Morgan	LME Aluminum Futures^	May 21, 2014	44,502	44,206	(296)
1	J.P. Morgan	LME Aluminum Futures^	June 5, 2014	44,677	44,374	(303)
6	J.P. Morgan	LME Aluminum Futures^	June 13, 2014	261,013	266,778	5,765
18	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	809,589	801,338	(8,251)
3	J.P. Morgan	LME Aluminum Futures^	June 20, 2014	129,102	133,610	4,508
4	J.P. Morgan	LME Aluminum Futures^	June 27, 2014	172,608	178,394	5,786
13	J.P. Morgan	LME Aluminum Futures^	September 15, 2014	585,905	590,443	4,538
1	J.P. Morgan	LME Copper Futures^	April 28, 2014	179,221	166,326	(12,895)
1	J.P. Morgan	LME Copper Futures^	May 6, 2014	176,477	166,344	(10,133)
1	J.P. Morgan	LME Copper Futures^	May 13, 2014	178,545	166,361	(12,184)
1	J.P. Morgan	LME Copper Futures^	June 5, 2014	176,471	166,386	(10,085)
1	J.P. Morgan	LME Copper Futures^	June 13, 2014	162,127	166,317	4,190
7	J.P. Morgan	LME Copper Futures^	June 16, 2014	1,220,890	1,163,663	(57,227)
1	J.P. Morgan	LME Copper Futures^	June 27, 2014	163,213	166,131	2,918
6	J.P. Morgan	LME Copper Futures^	September 15, 2014	1,034,355	996,937	(37,418)
5	J.P. Morgan	LME Lead Futures^	June 16, 2014	258,785	258,249	(536)
3	J.P. Morgan	LME Lead Futures^	September 15, 2014	157,688	156,000	(1,688)
1	J.P. Morgan	LME Nickel Futures^	June 13, 2014	93,954	95,412	1,458
1	J.P. Morgan	LME Nickel Futures^	June 16, 2014	81,260	95,400	14,140
2	J.P. Morgan	LME Nickel Futures^	September 15, 2014	186,118	191,064	4,946
1	J.P. Morgan	LME Zinc Futures^	April 9, 2014	50,302	49,275	(1,027)
1	J.P. Morgan	LME Zinc Futures^	April 23, 2014	51,752	49,323	(2,429)
1	J.P. Morgan	LME Zinc Futures^	May 6, 2014	49,314	49,355	41
2	J.P. Morgan	LME Zinc Futures^	May 13, 2014	101,361	98,731	(2,630)
1	J.P. Morgan	LME Zinc Futures^	May 27, 2014	51,311	49,444	(1,867)
2	J.P. Morgan	LME Zinc Futures^	June 13, 2014	99,654	99,109	(545)
16	J.P. Morgan	LME Zinc Futures^	June 16, 2014	777,771	792,800	15,029
1	J.P. Morgan	LME Zinc Futures^	June 20, 2014	48,852	49,525	673
11	J.P. Morgan	LME Zinc Futures^	September 15, 2014	574,642	550,275	(24,367)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	Goldman Sachs	Silver Futures^	May 28, 2014	$108,949	$98,760	$(10,189)
6	Goldman Sachs	Soybean Futures^	July 14, 2014	400,561	428,850	28,289
1	Goldman Sachs	Soybean Meal Futures^ Sugar #11 (World Markets)	May 14, 2014	42,990	47,930	4,940
15	Goldman Sachs	Futures^	April 30, 2014	268,993	298,536	29,543
3	Goldman Sachs	Wheat Futures^	July 14, 2014	94,027	105,225	11,198
3	Barclays Capital	Amsterdam Index Futures	April 17, 2014	321,144	333,529	12,385
9	Barclays Capital	CAC40 Index Futures	April 17, 2014	535,359	544,434	9,075
1	Barclays Capital	DAX Index Futures E-Mini Russell 2000	June 20, 2014	318,055	330,171	12,116
7	Barclays Capital	Futures	June 20, 2014	823,213	819,350	(3,863)
35	Barclays Capital	Euro Stoxx 50 Index	June 20, 2014	1,450,200	1,494,750	44,550
12	Barclays Capital	FTSE 100 Index Futures FTSE/JSE Top 40 Index	June 20, 2014	1,305,948	1,309,079	3,131
16	J.P. Morgan	Futures	June 19, 2014	645,238	659,210	13,972
3	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	430,990	442,226	11,236
2	Barclays Capital	Hang Seng Index Futures	April 29, 2014	281,478	285,438	3,960
10	Barclays Capital	H-SHARES Index Futures	April 29, 2014	633,530	649,842	16,312
3	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	412,477	426,272	13,795
6	Barclays Capital	KOSPI Index 200 Futures MSCI Taiwan Stock Index	June 12, 2014	717,734	728,263	10,529
4	Barclays Capital	Futures	April 29, 2014	123,025	124,920	1,895
105	Barclays Capital	S&P 500 E-Mini Futures S&P MID 400 E-Mini	June 20, 2014	9,672,313	9,789,150	116,837
7	Barclays Capital	Futures S&P/Toronto Stock	June 20, 2014	953,504	962,430	8,926
6	Barclays Capital	Exchange 60 Index Futures SGX S&P CNX Nifty Index	June 19, 2014	884,128	887,924	3,796
18	Barclays Capital	Futures	April 24, 2014	239,654	243,144	3,490
4	Barclays Capital	SPI 200 Index Futures	June 19, 2014	495,799	500,147	4,348
14	Barclays Capital	TOPIX Index Futures Australia 10-Year Bond	June 12, 2014	1,647,469	1,631,740	(15,729)
11	J.P. Morgan	Futures Canadian 10-Year Bond	June 16, 2014	1,173,851	1,178,751	4,900
13	J.P. Morgan	Futures	June 19, 2014	1,523,937	1,527,897	3,960
51	J.P. Morgan	Euro - Bund Futures	June 6, 2014	10,039,350	10,073,901	34,551
5	J.P. Morgan	Long Gilt Futures Mini Japanese 10-Year	June 26, 2014	914,156	913,015	(1,141)
56	J.P. Morgan	Treasury Bond U.S. Treasury 10-Year Note	June 10, 2014	7,858,419	7,846,999	(11,420)
163	J.P. Morgan	Futures	June 19, 2014	20,228,545	20,130,500	(98,045)

				74,172,129	74,359,910	187,781

Short Contracts:
1	J.P. Morgan	LME Aluminum Futures^	April 9, 2014	$(43,980)	$(43,690)	$290
1	J.P. Morgan	LME Aluminum Futures^	April 16, 2014	(44,703)	(43,775)	928
1	J.P. Morgan	LME Aluminum Futures^	April 28, 2014	(43,879)	(43,922)	(43)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	J.P. Morgan	LME Aluminum Futures^	May 13, 2014	$(129,744)	$(132,324)	$(2,580)
1	J.P. Morgan	LME Aluminum Futures^	May 21, 2014	(44,458)	(44,206)	252
1	J.P. Morgan	LME Aluminum Futures^	June 5, 2014	(44,343)	(44,373)	(30)
6	J.P. Morgan	LME Aluminum Futures^	June 13, 2014	(262,807)	(266,778)	(3,971)
18	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	(806,464)	(801,337)	5,127
3	J.P. Morgan	LME Aluminum Futures^	June 20, 2014	(128,394)	(133,610)	(5,216)
4	J.P. Morgan	LME Aluminum Futures^	June 27, 2014	(173,278)	(178,394)	(5,116)
11	J.P. Morgan	LME Aluminum Futures^	September 15, 2014	(488,463)	(499,606)	(11,143)
1	J.P. Morgan	LME Copper Futures^	April 28, 2014	(179,187)	(166,326)	12,861
1	J.P. Morgan	LME Copper Futures^	May 6, 2014	(176,102)	(166,344)	9,758
1	J.P. Morgan	LME Copper Futures^	May 13, 2014	(177,998)	(166,361)	11,637
1	J.P. Morgan	LME Copper Futures^	June 5, 2014	(176,248)	(166,386)	9,862
1	J.P. Morgan	LME Copper Futures^	June 13, 2014	(161,198)	(166,317)	(5,119)
7	J.P. Morgan	LME Copper Futures^	June 16, 2014	(1,212,981)	(1,163,662)	49,319
1	J.P. Morgan	LME Copper Futures^	June 27, 2014	(163,748)	(166,130)	(2,382)
2	J.P. Morgan	LME Copper Futures^	September 15, 2014	(324,096)	(332,313)	(8,217)
5	J.P. Morgan	LME Lead Futures^	June 16, 2014	(260,115)	(258,250)	1,865
2	J.P. Morgan	LME Lead Futures^	September 15, 2014	(102,746)	(104,000)	(1,254)
1	J.P. Morgan	LME Nickel Futures^	June 13, 2014	(94,858)	(95,412)	(554)
1	J.P. Morgan	LME Nickel Futures^	June 16, 2014	(91,258)	(95,400)	(4,142)
1	J.P. Morgan	LME Zinc Futures^	April 9, 2014	(50,457)	(49,275)	1,182
1	J.P. Morgan	LME Zinc Futures^	April 23, 2014	(51,701)	(49,323)	2,378
1	J.P. Morgan	LME Zinc Futures^	May 6, 2014	(49,273)	(49,355)	(82)
2	J.P. Morgan	LME Zinc Futures^	May 13, 2014	(101,146)	(98,732)	2,414
1	J.P. Morgan	LME Zinc Futures^	May 27, 2014	(51,323)	(49,444)	1,879
2	J.P. Morgan	LME Zinc Futures^	June 13, 2014	(99,567)	(99,110)	457
16	J.P. Morgan	LME Zinc Futures^	June 16, 2014	(824,006)	(792,800)	31,206
1	J.P. Morgan	LME Zinc Futures^	June 20, 2014	(49,001)	(49,525)	(524)
5	J.P. Morgan	LME Zinc Futures^	September 15, 2014	(247,365)	(250,126)	(2,761)

				(6,854,887)	(6,766,606)	88,281

				$67,317,242	$67,593,304	$276,062

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $1,036,195, $167,414 and $712,652, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	11,000	$12,586	$12,451	$(135)
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	31,000	35,295	35,088	(207)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	1,156,038	1,606,708	1,592,430	(14,278)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	149,881	248,279	249,728	1,449
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	10,276,000	278,089	287,925	9,836
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	13,596,500	364,021	380,964	16,943

				$2,544,978	$2,558,586	$13,608

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(3,078,524)	$(4,233,419)	$(4,240,639)	$(7,220)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(3,530,793)	(4,860,202)	(4,863,635)	(3,433)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(840,271)	(1,401,474)	(1,400,038)	1,436
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(840,271)	(1,401,470)	(1,400,037)	1,433
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	(110,500)	(14,241)	(14,250)	(9)
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	(200,500)	(25,841)	(25,856)	(15)
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	(10,276,000)	(276,357)	(287,926)	(11,569)
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	(13,596,500)	(368,339)	(380,964)	(12,625)

				(12,581,343)	(12,613,345)	(32,002)

				$(10,036,365)	$(10,054,759)	$(18,394)

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $1 at March 31, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

RUB - Russian Ruble

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

GOVERNMENT RELATED OBLIGATIONS - 30.5%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 30.5%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	1,843	2,554,381
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	946	1,374,220
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	650	1,009,285
France Government Bond OAT (France)	0.250%	07/25/18	EUR	514	732,388
France Government Bond OAT (France)	0.250%	07/25/24	EUR	301	405,962
France Government Bond OAT (France)	1.100%	07/25/22	EUR	858	1,271,315
France Government Bond OAT (France)	1.300%	07/25/19	EUR	1,059	1,585,252
France Government Bond OAT (France)	2.100%	07/25/23	EUR	327	523,392
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	417	720,995
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	1,228	2,481,211

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $12,290,011)					12,658,401

U.S. TREASURY OBLIGATIONS - 44.8%
U.S. Treasury Inflation Protected Securities - 44.8%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/18	USD	4,500	4,658,233
U.S. Treasury Inflation Protected Securities (a)	0.125%	01/15/22	USD	1,700	1,721,263
U.S. Treasury Inflation Protected Securities (a)	0.125%	07/15/22	USD	1,700	1,693,828
U.S. Treasury Inflation Protected Securities (a)	0.125%	01/15/23	USD	1,600	1,568,870
U.S. Treasury Inflation Protected Securities (a)	0.375%	07/15/23	USD	1,500	1,491,233
U.S. Treasury Inflation Protected Securities (a)	1.375%	07/15/18	USD	900	1,059,258
U.S. Treasury Inflation Protected Securities (a)	1.625%	01/15/18	USD	2,100	2,545,182
U.S. Treasury Inflation Protected Securities (a)	2.125%	01/15/19	USD	800	973,332
U.S. Treasury Inflation Protected Securities (a)	2.625%	07/15/17	USD	2,300	2,906,541

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,712,470)					18,617,740

				SHARES
MONEY MARKET FUNDS - 48.8%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (b)^				240,006	240,006
Dreyfus Treasury Cash Management, Class I, 0.010% (b)^				960,022	960,022
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)^				17,885,130	17,885,130
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)^				1,200,028	1,200,028

TOTAL MONEY MARKET FUNDS (cost $20,285,186)					20,285,186

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 14.3%
U.S. Treasury Bill, 0.060%, 07/31/2014 (d)^				$2,543	2,543,236
U.S. Treasury Bill, 0.062%, 08/07/2014 (d)				1,275	1,274,573
U.S. Treasury Bill, 0.079%, 05/29/2014 (d)^				1,050	1,049,971
U.S. Treasury Bill, 0.084%, 06/05/2014 (d)^				1,050	1,049,962

TOTAL SHORT-TERM INVESTMENTS (cost $5,917,356)					5,917,742

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

	PRINCIPAL AMOUNT	VALUE
	(000’S)	(Note 3)
REPURCHASE AGREEMENT - 0.2%
Barclays Capital, 0.03%, dated
03/28/14, due 04/04/14, repurchase price $101,751, collateralized by U.S. Treasury Inflation Indexed
Note, 0.125%, due 01/15/22, total to be received $97,969 (a)
(cost $101,750)	$102	101,750

TOTAL INVESTMENTS - 138.6% (cost $57,306,773)		57,580,819

LIABILITIES IN EXCESS OF OTHER ASSETS - (38.6%) (e)		(16,034,090)

NET ASSETS - 100.0%		$41,546,729

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On March 31, 2014, securities valued at $18,719,490 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of March 31, 2014.
(c)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Open reverse repurchase agreements at March 31, 2014:

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT OF REVERSE REPURCHASE AGREEMENT
Barclays Capital	3/19/2014	0.11%	4/16/2014	$3,223,250
Barclays Capital	3/21/2014	0.12%	4/16/2014	198,375
BNP Paribas Corp.	3/19/2014	0.13%	4/16/2014	7,385,250
BNP Paribas Corp.	3/28/2014	0.13%	4/16/2014	120,625
JP Morgan Securities, Inc.	3/21/2014	0.08%	4/16/2014	196,250
JP Morgan Securities, Inc.	3/19/2014	0.11%	4/16/2014	2,989,000
Morgan Stanley & Co., Inc.	3/19/2014	0.13%	4/16/2014	4,554,000
Morgan Stanley & Co., Inc.	3/28/2014	0.14%	4/16/2014	102,625

				$18,769,375

Cash held as collateral at Barclays Capital for open reverse repurchase agreements was $90,000 at March 31, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index	4/16/2014	BRL	967,752	$19,123
Deutsche Bank	Brent Crude Futures^	4/15/2014	USD	2,554,950	31,290
Deutsche Bank	Brent Crude Futures^	4/15/2014	USD	(2,639,280)	53,040
Deutsche Bank	Brent Crude Futures^	5/15/2014	USD	2,629,680	(46,080)
Deutsche Bank	Brent Crude Futures^	5/15/2014	USD	(2,564,960)	(18,640)
Deutsche Bank	Brent Crude Futures^	6/13/2014	USD	2,130,400	17,600
Barclays Capital	Cocoa Futures^	5/14/2014	USD	175,750	1,550
Barclays Capital	Coffee ‘C’ Futures^	5/19/2014	USD	102,413	31,013
Barclays Capital	Corn Futures^	5/14/2014	USD	135,996	14,601
Barclays Capital	Corn Futures^	5/14/2014	USD	(134,250)	(16,347)
Barclays Capital	Corn Futures^	7/14/2014	USD	296,425	32,962
Barclays Capital	Cotton No. 2 Futures^	5/7/2014	USD	134,155	6,125
Bank of America	Euro - Bund Futures	6/6/2014	EUR	430,293	(212)
Deutsche Bank	Gas Oil Futures^	4/10/2014	USD	1,276,405	(24,805)
Deutsche Bank	Gas Oil Futures^	4/10/2014	USD	(1,303,750)	52,150
Deutsche Bank	Gas Oil Futures^	5/12/2014	USD	1,299,900	(46,900)
Deutsche Bank	Gas Oil Futures^	5/12/2014	USD	(1,256,875)	3,875
Deutsche Bank	Gas Oil Futures^	6/12/2014	USD	988,075	(3,025)
Deutsche Bank	Gasoline RBOB Futures^	4/30/2014	USD	475,125	15,082
Deutsche Bank	Gasoline RBOB Futures^	4/30/2014	USD	(496,306)	6,098
Deutsche Bank	Gasoline RBOB Futures^	5/30/2014	USD	613,943	(4,208)
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	536,440	(22,920)
Goldman Sachs	H-SHARES Index Futures	4/29/2014	HKD	3,397,199	16,906
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	297,841	7,379
Barclays Capital	Live Cattle Futures^	4/30/2014	USD	657,360	42,717
Barclays Capital	Live Cattle Futures^	4/30/2014	USD	(682,451)	(17,628)
Barclays Capital	Live Cattle Futures^	6/30/2014	USD	544,806	5,194
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	178,650	(575)
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	(173,475)	(4,600)
Barclays Capital	LME Aluminum Futures^	9/15/2014	USD	177,125	4,550
Barclays Capital	LME Copper Futures^	6/16/2014	USD	521,850	(23,138)
Barclays Capital	LME Copper Futures^	6/16/2014	USD	(521,887)	23,175
Barclays Capital	LME Copper Futures^	9/15/2014	USD	520,688	(22,219)
Barclays Capital	LME Zinc Futures^	6/16/2014	USD	203,888	(5,688)
Barclays Capital	LME Zinc Futures^	6/16/2014	USD	(205,500)	7,300
Barclays Capital	LME Zinc Futures^	9/15/2014	USD	205,550	(5,450)
Bank of America	Long Gilt Futures	6/26/2014	GBP	220,325	(2,103)
Goldman Sachs	MSCI Taiwan Stock Index Futures	4/29/2014	USD	610,155	14,445
Deutsche Bank	Natural Gas Swap Futures^	4/28/2014	USD	819,140	(32,360)
Deutsche Bank	Natural Gas Swap Futures^	4/28/2014	USD	(825,840)	39,060
Deutsche Bank	Natural Gas Swap Futures^	5/28/2014	USD	829,800	(37,080)
Deutsche Bank	Natural Gas Swap Futures^	5/28/2014	USD	(176,910)	750
Deutsche Bank	NY Harbor ULSD Financial Futures^	4/30/2014	USD	1,111,295	(3,830)
Deutsche Bank	NY Harbor ULSD Financial Futures^	4/30/2014	USD	(1,125,818)	18,354
Deutsche Bank	NY Harbor ULSD Financial Futures^	5/30/2014	USD	993,350	(10,819)
Deutsche Bank	NY Harbor ULSD Financial Futures^	5/30/2014	USD	(243,848)	(1,785)
Goldman Sachs	SGX S&P CNX Nifty Index Futures	4/24/2014	USD	185,577	3,535
Barclays Capital	Silver Futures^	5/28/2014	USD	202,360	(4,840)
Barclays Capital	Soybean Futures^	5/14/2014	USD	324,375	(38,992)
Barclays Capital	Soybean Futures^	5/14/2014	USD	(327,000)	41,617
Barclays Capital	Soybean Futures^	7/14/2014	USD	524,300	47,500
Barclays Capital	Soybean Meal Futures^	5/14/2014	USD	263,066	24,514
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	234,654	7,866
Goldman Sachs	Swiss Market Index Futures	6/20/2014	CHF	569,024	16,063
Goldman Sachs	Taiwan Stock Exchange Futures	4/16/2014	TWD	6,976,868	1,805
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2014	USD	27,555,188	(138,188)
Barclays Capital	Wheat Futures^	7/14/2014	USD	87,300	17,917
Barclays Capital	Wheat Futures^	7/14/2014	USD	(104,996)	(229)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Wheat Futures^	9/12/2014	USD	106,200	$113
Deutsche Bank	WTI Crude Oil Futures^	4/22/2014	USD	3,874,340	188,860
Deutsche Bank	WTI Crude Oil Futures^	4/22/2014	USD	(4,076,840)	13,640
Deutsche Bank	WTI Crude Oil Futures^	5/20/2014	USD	3,629,940	(420)
Deutsche Bank	WTI Crude Oil Futures^	5/20/2014	USD	(584,660)	(20,260)

					$274,428

Money Market Fund is pledged as collateral to Bank of America, Deutsche Bank and Goldman Sachs for $310,000, $1 and $530,000, respectively for total return swap contracts at March 31, 2014. Additional cash held as collateral for Barclays Capital and Deutsche Bank for total return swap contracts was $230,000 and $100,000, respectively, at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3	Goldman Sachs	Cocoa Futures^	May 14, 2014	$89,052	$88,650	$(402)
4	Goldman Sachs	Coffee ‘C’ Futures^	May 19, 2014	228,449	266,850	38,401
34	Goldman Sachs	Corn Futures^	July 14, 2014	776,009	861,475	85,466
3	Goldman Sachs	Cotton No. 2 Futures^	May 7, 2014	131,458	140,280	8,822
5	Goldman Sachs	Gold 100 OZ Futures^	June 26, 2014	677,726	641,900	(35,826)
2	Goldman Sachs	Lean Hogs Futures^	June 13, 2014	99,809	101,740	1,931
9	Goldman Sachs	Live Cattle Futures^	June 30, 2014	490,629	495,000	4,371
1	J.P. Morgan	LME Aluminum Futures^	April 16, 2014	44,627	43,775	(852)
2	J.P. Morgan	LME Aluminum Futures^	May 6, 2014	84,690	88,043	3,353
1	J.P. Morgan	LME Aluminum Futures^	May 13, 2014	43,440	44,107	667
1	J.P. Morgan	LME Aluminum Futures^	May 19, 2014	44,490	44,182	(308)
1	J.P. Morgan	LME Aluminum Futures^	May 21, 2014	44,502	44,206	(296)
4	J.P. Morgan	LME Aluminum Futures^	June 12, 2014	176,008	177,807	1,799
2	J.P. Morgan	LME Aluminum Futures^	June 13, 2014	87,004	88,926	1,922
13	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	581,088	578,744	(2,344)
4	J.P. Morgan	LME Aluminum Futures^	June 20, 2014	172,135	178,146	6,011
5	J.P. Morgan	LME Aluminum Futures^	June 27, 2014	215,761	222,993	7,232
14	J.P. Morgan	LME Aluminum Futures^	September 15, 2014	630,817	635,863	5,046
1	J.P. Morgan	LME Copper Futures^	April 9, 2014	181,831	166,280	(15,551)
1	J.P. Morgan	LME Copper Futures^	May 19, 2014	179,871	166,375	(13,496)
1	J.P. Morgan	LME Copper Futures^	June 5, 2014	176,471	166,386	(10,085)
1	J.P. Morgan	LME Copper Futures^	June 12, 2014	162,002	166,337	4,335

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
6	J.P. Morgan	LME Copper Futures^	June 16, 2014	$1,065,775	$997,425	$(68,350)
1	J.P. Morgan	LME Copper Futures^	June 20, 2014	160,902	166,156	5,254
1	J.P. Morgan	LME Copper Futures^	June 27, 2014	163,213	166,130	2,917
7	J.P. Morgan	LME Copper Futures^	September 15, 2014	1,201,458	1,163,094	(38,364)
1	J.P. Morgan	LME Lead Futures^	April 30, 2014	53,192	51,302	(1,890)
1	J.P. Morgan	LME Lead Futures^	May 6, 2014	52,718	51,352	(1,366)
3	J.P. Morgan	LME Lead Futures^	June 16, 2014	157,181	154,950	(2,231)
2	J.P. Morgan	LME Lead Futures^	September 15, 2014	105,873	104,000	(1,873)
1	J.P. Morgan	LME Nickel Futures^	June 12, 2014	92,960	95,409	2,449
1	J.P. Morgan	LME Nickel Futures^	June 16, 2014	81,260	95,400	14,140
1	J.P. Morgan	LME Nickel Futures^	June 20, 2014	97,213	95,394	(1,819)
3	J.P. Morgan	LME Nickel Futures^	September 15, 2014	281,634	286,596	4,962
1	J.P. Morgan	LME Zinc Futures^	April 9, 2014	50,302	49,275	(1,027)
1	J.P. Morgan	LME Zinc Futures^	May 6, 2014	49,126	49,355	229
1	J.P. Morgan	LME Zinc Futures^	June 12, 2014	50,002	49,556	(446)
1	J.P. Morgan	LME Zinc Futures^	June 13, 2014	49,827	49,555	(272)
9	J.P. Morgan	LME Zinc Futures^	June 16, 2014	433,631	445,950	12,319
2	J.P. Morgan	LME Zinc Futures^	June 20, 2014	97,704	99,050	1,346
8	J.P. Morgan	LME Zinc Futures^	September 15, 2014	418,461	400,200	(18,261)
1	Goldman Sachs	Silver Futures^	May 28, 2014	109,327	98,760	(10,567)
11	Goldman Sachs	Soybean Futures^	July 14, 2014	714,851	786,225	71,374
4	Goldman Sachs	Soybean Meal Futures^	May 14, 2014	171,734	191,720	19,986
6	Goldman Sachs	Soybean Oil Futures^	May 14, 2014	141,961	145,512	3,551
21	Goldman Sachs	Sugar #11 (World Markets) Futures^	May 30, 2014	382,221	417,950	35,729
5	Goldman Sachs	Wheat Futures^	July 14, 2014	160,966	175,375	14,409
3	Barclays Capital	Amsterdam Index Futures	April 17, 2014	321,934	333,529	11,595
12	Barclays Capital	CAC40 Index Futures	April 17, 2014	714,599	725,912	11,313
2	Barclays Capital	DAX Index Futures	June 20, 2014	636,110	660,342	24,232
9	Barclays Capital	E-Mini Russell 2000 Futures	June 20, 2014	1,060,569	1,053,450	(7,119)
45	Barclays Capital	Euro Stoxx 50 Index	June 20, 2014	1,864,770	1,921,821	57,051
17	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	1,849,684	1,854,529	4,845
21	J.P. Morgan	FTSE/JSE Top 40 Index Futures	June 19, 2014	846,413	865,213	18,800
3	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	430,990	442,226	11,236
2	Barclays Capital	Hang Seng Index Futures	April 29, 2014	281,234	285,438	4,204
15	Barclays Capital	H-SHARES Index Futures	April 29, 2014	949,963	974,764	24,801
2	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	274,985	284,182	9,197
8	Barclays Capital	KOSPI Index 200 Futures	June 12, 2014	954,749	971,017	16,268
10	Barclays Capital	MSCI Taiwan Stock Index Futures	April 29, 2014	307,494	312,300	4,806
136	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	12,546,087	12,679,280	133,193

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
9	Barclays Capital	S&P MID 400 E-Mini Futures	June 20, 2014	$1,226,484	$1,237,410	$10,926
		S&P/Toronto Stock
7	Barclays Capital	Exchange 60 Index Futures	June 19, 2014	1,030,846	1,035,912	5,066
19	Barclays Capital	SGX S&P CNX Nifty Index Futures	April 24, 2014	252,953	256,652	3,699
6	Barclays Capital	SPI 200 Index Futures	June 19, 2014	743,295	750,220	6,925
18	Barclays Capital	TOPIX Index Futures	June 12, 2014	2,118,800	2,097,951	(20,849)
14	J.P. Morgan	Australia 10-Year Bond Futures	June 16, 2014	1,493,993	1,500,230	6,237
17	J.P. Morgan	Canadian 10-Year Bond Futures	June 19, 2014	1,991,740	1,998,019	6,279
63	J.P. Morgan	Euro - Bund Futures	June 6, 2014	12,404,764	12,444,230	39,466
5	J.P. Morgan	Long Gilt Futures	June 26, 2014	913,795	913,014	(781)
		Mini Japanese 10-Year
72	J.P. Morgan	Treasury Bond	June 10, 2014	10,105,227	10,088,999	(16,228)
61	J.P. Morgan	U.S. Treasury 10-Year Note Futures	June 19, 2014	7,570,226	7,533,500	(36,726)

				74,553,065	75,013,896	460,831

Short Contracts:
1	J.P. Morgan	LME Aluminum Futures^	April 16, 2014	$(44,703)	$(43,775)	$928
2	J.P. Morgan	LME Aluminum Futures^	May 6, 2014	(85,258)	(88,043)	(2,785)
1	J.P. Morgan	LME Aluminum Futures^	May 13, 2014	(43,248)	(44,108)	(860)
1	J.P. Morgan	LME Aluminum Futures^	May 19, 2014	(44,248)	(44,182)	66
1	J.P. Morgan	LME Aluminum Futures^	May 21, 2014	(44,458)	(44,206)	252
4	J.P. Morgan	LME Aluminum Futures^	June 12, 2014	(174,686)	(177,807)	(3,121)
2	J.P. Morgan	LME Aluminum Futures^	June 13, 2014	(87,602)	(88,926)	(1,324)
13	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	(582,303)	(578,744)	3,559
4	J.P. Morgan	LME Aluminum Futures^	June 20, 2014	(171,192)	(178,146)	(6,954)
5	J.P. Morgan	LME Aluminum Futures^	June 27, 2014	(216,597)	(222,992)	(6,395)
11	J.P. Morgan	LME Aluminum Futures^	September 15, 2014	(488,764)	(499,606)	(10,842)
1	J.P. Morgan	LME Copper Futures^	April 9, 2014	(180,673)	(166,280)	14,393
1	J.P. Morgan	LME Copper Futures^	May 19, 2014	(179,423)	(166,375)	13,048
1	J.P. Morgan	LME Copper Futures^	June 5, 2014	(176,248)	(166,386)	9,862
1	J.P. Morgan	LME Copper Futures^	June 12, 2014	(160,509)	(166,338)	(5,829)
6	J.P. Morgan	LME Copper Futures^	June 16, 2014	(1,042,225)	(997,425)	44,800
1	J.P. Morgan	LME Copper Futures^	June 20, 2014	(162,176)	(166,156)	(3,980)
1	J.P. Morgan	LME Copper Futures^	June 27, 2014	(163,748)	(166,130)	(2,382)
2	J.P. Morgan	LME Copper Futures^	September 15, 2014	(322,946)	(332,313)	(9,367)
1	J.P. Morgan	LME Lead Futures^	April 30, 2014	(53,342)	(51,303)	2,039
1	J.P. Morgan	LME Lead Futures^	May 6, 2014	(52,748)	(51,352)	1,396
3	J.P. Morgan	LME Lead Futures^	June 16, 2014	(158,644)	(154,950)	3,694
1	J.P. Morgan	LME Nickel Futures^	June 12, 2014	(94,018)	(95,409)	(1,391)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Nickel Futures^	June 16, 2014	$(91,258)	$(95,400)	$(4,142)
1	J.P. Morgan	LME Nickel Futures^	June 20, 2014	(96,238)	(95,394)	844
1	J.P. Morgan	LME Zinc Futures^	April 9, 2014	(50,457)	(49,275)	1,182
1	J.P. Morgan	LME Zinc Futures^	May 6, 2014	(49,273)	(49,355)	(82)
1	J.P. Morgan	LME Zinc Futures^	June 12, 2014	(49,831)	(49,557)	274
1	J.P. Morgan	LME Zinc Futures^	June 13, 2014	(49,783)	(49,554)	229
9	J.P. Morgan	LME Zinc Futures^	June 16, 2014	(468,419)	(445,950)	22,469
2	J.P. Morgan	LME Zinc Futures^	June 20, 2014	(98,002)	(99,050)	(1,048)
4	J.P. Morgan	LME Zinc Futures^	September 15, 2014	(198,279)	(200,100)	(1,821)

				(5,881,299)	(5,824,587)	56,712

				$68,671,766	$69,189,309	$517,543

Cash held as collateral at Barclays Capital, J.P. Morgan and Goldman Sachs for futures contracts was $1,352,895, $611,980 and $220,864, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	7,000	$8,009	$7,923	$(86)
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	28,000	31,854	31,692	(162)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	395,430	545,416	544,700	(716)
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	10,329,500	279,011	289,425	10,414
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	10,329,500	279,012	289,425	10,413

				1,143,302	1,163,165	19,863

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(3,149,639)	$(4,703,165)	$(4,710,522)	$(7,357)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(3,885,178)	(5,348,333)	(5,351,797)	(3,464)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(961,665)	(1,603,945)	(1,602,301)	1,644
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(962,664)	(1,605,587)	(1,603,966)	1,621
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	(86,000)	(11,084)	(11,091)	(7)
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	(176,000)	(22,683)	(22,697)	(14)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(6,000)	(59)	(59)	—
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	(5,999)	(59)	(59)	—
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	(10,329,500)	(277,795)	(289,424)	(11,629)
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	(10,329,500)	(277,796)	(289,424)	(11,628)

				(13,850,506)	(13,881,340)	(30,834)

				$(12,707,204)	$(12,718,175)	$(10,971)

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $10,001 at March 31, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

RUB - Russian Ruble

TWD - Taiwan Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 127.4%	SHARES	VALUE (Note 3)
COMMON STOCKS - 51.9%

Belgium - 0.2%
Belgacom SA	32,780	$1,027,084
Colruyt SA	1,437	79,214
Delhaize Group SA	3,598	263,130
KBC Groep NV	6,631	408,377
Solvay SA	8,892	1,396,802
UCB SA	378	30,325
Umicore SA	71	3,621

		3,208,553

Brazil - 1.3%
Banco Bradesco SA ADR (1)(a)	94,660	1,294,002
Banco do Brasil SA (1)	208,600	2,086,000
BR Malls Participacoes SA (1)	30,100	258,549
BR Properties SA (1)	11,500	94,271
Braskem SA ADR (1)†(a)	12,400	193,688
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR (1)(a)	44,800	1,960,448
Cia Energetica de Minas Gerais ADR (a)	263,477	1,791,644
Cielo SA (1)	96	3,044
Fibria Celulose SA ADR †(a)	56,700	627,102
Gerdau SA ADR (1)(a)	163,000	1,044,830
Itau Unibanco Holding SA ADR (1)(a)	150,940	2,242,968
JBS SA (1)	573,993	1,958,002
Multiplan Empreendimentos Imobiliarios SA (1)	5,700	121,536
Petroleo Brasileiro SA ADR (1)(a)	142,100	1,970,927
Porto Seguro SA (1)	80,000	1,109,916
Telefonica Brasil SA ADR (1)(a)	73,400	1,559,016
Tim Participacoes SA ADR (1)(a)	67,400	1,749,704
Vale SA ADR (1)(a)	22,900	285,105

		20,350,752

Chile - 0.1%
Banco de Chile (1)	794,225	100,224
Banco Santander Chile ADR (1)(a)	36	844
Enersis SA ADR (1)(a)	27,300	423,969
ENTEL Chile SA (1)	34,405	421,424

		946,461

China - 1.7%
Agricultural Bank of China Ltd., H
Shares	3,003,000	1,312,761
Bank of China Ltd., H Shares	6,136,000	2,726,060
Bank of Communications Co., Ltd., H Shares	596,000	390,488
Beijing Capital International Airport Co., Ltd., H Shares	160,000	110,130

	SHARES	VALUE (Note 3)
China - 1.7% (continued)
China BlueChemical Ltd., H Shares	542,000	$279,582
China CITIC Bank Corp. Ltd., H Shares	1,033,000	596,683
China Construction Bank Corp., H Shares	4,752,000	3,335,626
China Mengniu Dairy Co., Ltd.	197,000	988,680
China Merchants Bank Co., Ltd., H Shares	151,500	275,591
China Oilfield Services Ltd., H Shares	184,000	433,834
China Petroleum & Chemical Corp. ADR (1)(a)	15,620	1,397,990
China Railway Construction Corp. Ltd., H Shares	389,000	329,823
China Railway Group Ltd., H Shares	397,000	185,504
China Telecom Corp. Ltd., H Shares	678,000	312,874
China Zhongwang Holdings Ltd. †	186	58
Chongqing Rural Commercial Bank, H Shares	130,000	57,150
CNOOC Ltd. ADR (1)(a)	6,800	1,032,308
Country Garden Holdings Co., Ltd.	329,000	137,323
Dongfeng Motor Group Co., Ltd., H Shares	728,000	1,032,614
Evergrande Real Estate Group Ltd.	295,000	139,598
GOME Electrical Appliances Holding Ltd.	15,686,000	2,654,506
Huaneng Power International, Inc., H Shares	688,000	660,360
Industrial & Commercial Bank of China Ltd., H Shares	4,824,000	2,973,900
Longfor Properties Co., Ltd.	73,000	100,842
PetroChina Co., Ltd. ADR (1)(a)	5,800	629,300
Sihuan Pharmaceutical Holdings Group Ltd.	803,000	970,071
Sino-Ocean Land Holdings Ltd.	136,500	74,794
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,973,000	767,994
SOHO China Ltd.	39,000	32,088
Tencent Holdings Ltd.	35,200	2,456,967
Zhejiang Expressway Co., Ltd., H Shares	514,000	468,268

		26,863,767

Denmark - 1.0%
AP Moeller - Maersk A/S, Class B	211	2,525,408
Carlsberg A/S, Class B	6,089	605,295
Chr Hansen Holding A/S	901	35,759
Coloplast A/S, Class B	32,085	2,594,108
Danske Bank A/S	19,413	540,163

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Denmark - 1.0% (continued)
DSV A/S	45,933	$1,481,123
GN Store Nord A/S	121,764	3,022,609
Jyske Bank A/S †	10,365	568,098
TDC A/S	123,443	1,141,770
Tryg A/S	9,052	895,399
Vestas Wind Systems A/S †	52,767	2,115,641

		15,525,373

Finland - 0.7%
Fortum OYJ	24,463	555,956
Kesko OYJ, B Shares	13,761	600,046
Metso OYJ	32,607	1,067,715
Neste Oil OYJ	135,069	2,753,033
Nokia OYJ †	303,883	2,235,794
Sampo, A Shares	757	39,296
Stora Enso OYJ, R Shares	116,834	1,250,395
UPM-Kymmene OYJ	30,344	519,153
Valmet Corp.	32,024	343,458
Wartsila OYJ	16,059	872,911
YIT OYJ	1	11

		10,237,768

Germany - 5.7%
Adidas AG	5,501	594,819
Aurubis AG	66,531	3,613,783
Bayer AG	42,393	5,741,019
Beiersdorf AG	2,426	236,617
Bilfinger SE	27,731	3,524,019
Brenntag AG	15,664	2,909,049
Continental AG	21,127	5,066,624
Deutsche Lufthansa AG †	219,500	5,755,176
Deutsche Post AG	231,073	8,590,709
Deutsche Telekom AG	251,017	4,072,896
E.ON SE	341,354	6,666,679
Freenet AG †	115,202	4,032,127
GEA Group AG	54,387	2,484,791
Hannover Rueck SE	1,640	146,699
HeidelbergCement AG	85,177	7,300,643
Hochtief AG	20,959	1,905,756
Hugo Boss AG	707	94,136
Kloeckner & Co. SE †	3,776	55,735
Leoni AG	42,928	3,139,380
Merck KGaA	53,832	9,065,647

	SHARES	VALUE (Note 3)
Germany - 5.7% (continued)
Metro AG	32,506	$1,325,964
Muenchener Rueckversicherungs AG	8,640	1,887,989
ProSiebenSat.1 Media AG	100,180	4,595,178
Rheinmetall AG	23,068	1,624,138
Rhoen Klinikum AG	44,300	1,418,845
Salzgitter AG	4,028	159,469
Suedzucker AG	2,648	75,522
TUI AG	87,526	1,460,165
United Internet AG	21,926	1,028,480

		88,572,054

Hong Kong - 0.8%
Belle International Holdings Ltd.	752,000	751,788
China Agri-Industries Holdings Ltd.	139,000	54,353
China Gas Holdings Ltd.	524,000	819,681
China Mobile Ltd. ADR (1)(a)	97,700	4,454,143
China Overseas Land & Investment Ltd.	296,000	769,091
China Resources Land Ltd.	146,000	321,236
China Resources Power Holdings Co., Ltd.	352,000	919,495
COSCO Pacific Ltd.	50,000	63,997
Geely Automobile Holdings Ltd.	2,700,000	1,064,493
Shimao Property Holdings Ltd.	38,000	83,654
Shougang Fushan Resources Group Ltd.	2,436,000	742,085
Sino Biopharmaceutical Ltd.	2,108,000	1,799,406

		11,843,422

India - 0.4%
Infosys Ltd. ADR (1)(a)	35,100	1,901,718
Tata Motors Ltd. ADR (1)(a)	83,600	2,960,276
Wipro Ltd. ADR (1)(a)	119,457	1,600,724

		6,462,718

Indonesia - 0.4%
Adaro Energy Tbk PT	1,491,900	129,800
Astra Agro Lestari Tbk PT	11,000	25,273
Bank Negara Indonesia Persero Tbk PT	1,448,500	638,238
Bank Rakyat Indonesia Persero Tbk PT †	1,111,300	944,805
Global Mediacom Tbk PT	1,273,400	265,087
Indocement Tunggal Prakarsa Tbk PT	153,500	317,826
Indofood Sukses Makmur Tbk PT	1,401,600	906,885
Lippo Karawaci Tbk PT	1,115,100	107,063

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Indonesia - 0.4% (continued)
Perusahaan Gas Negara Persero Tbk PT	2,942,500	$1,335,409
Telekomunikasi Indonesia Persero Tbk PT ADR (1)(a)	28,500	1,122,045
Unilever Indonesia Tbk PT	164,600	427,090

		6,219,521

Italy - 2.3%
Autogrill SpA †	81,403	834,179
Banca Monte dei Paschi di Siena SpA †	5,575,345	2,039,787
Banca Popolare dell’Emilia Romagna SC †	331,435	4,179,439
Banco Popolare SC †	8,793	191,592
Buzzi Unicem SpA	18,935	353,303
Enel Green Power SpA	169,948	477,293
Enel SpA	1,636,661	9,257,252
Eni SpA	174,575	4,377,711
Gtech Spa	19,782	601,007
Intesa Sanpaolo SpA	342,589	1,162,472
Mediolanum SpA	239,856	2,263,796
Prysmian SpA	169,173	4,209,929
Telecom Italia SpA	175,200	207,077
Terna Rete Elettrica Nazionale SpA	163,802	876,630
UniCredit SpA	72,969	667,012
Unione di Banche Italiane SCpA	410,416	3,872,204

		35,570,683

Japan - 20.3%
Aeon Co., Ltd.	14,300	160,952
Aisin Seiki Co., Ltd.	31,600	1,140,651
Ajinomoto Co., Inc.	100,000	1,431,210
Alfresa Holdings Corp.	7,000	456,469
ANA Holdings, Inc.	287,000	619,764
Asahi Kasei Corp.	395,000	2,678,337
Astellas Pharma, Inc.	435,000	5,164,568
Azbil Corp.	42,100	1,040,962
Bank of Yokohama Ltd./The	35,000	174,585
Benesse Holdings, Inc.	6,800	260,089
Bridgestone Corp.	98,400	3,487,362
Brother Industries Ltd.	49,600	693,519
Calbee, Inc.	33,100	779,921
Calsonic Kansei Corp.	176,000	816,073
Casio Computer Co., Ltd.	80,900	956,559
Central Japan Railway Co.	43,900	5,128,002

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Chiba Bank Ltd./The	368,000	$2,265,120
Chiyoda Corp.	32,000	412,894
Chubu Electric Power Co., Inc. †	113,800	1,338,915
Chugai Pharmaceutical Co., Ltd.	108,900	2,781,558
Citizen Holdings Co., Ltd.	229,400	1,724,596
Coca-Cola West Co., Ltd.	7,600	132,749
COMSYS Holdings Corp.	155,100	2,428,240
Dai Nippon Printing Co., Ltd.	310,000	2,964,531
Daicel Corp.	195,000	1,598,751
Daihatsu Motor Co., Ltd.	25,100	443,202
Daiichi Sankyo Co., Ltd.	67,900	1,144,146
Daiwa House Industry Co., Ltd.	8,000	135,826
Denki Kagaku Kogyo KK	53,852	184,480
Denso Corp.	80,400	3,855,689
Dentsu, Inc.	51,600	1,953,990
DIC Corp.	559,000	1,467,067
Don Quijote Holdings Co., Ltd.	8,000	413,029
Dowa Holdings Co., Ltd.	34,000	283,656
East Japan Railway Co.	36,600	2,695,866
Ebara Corp.	429,000	2,687,444
FamilyMart Co., Ltd.	6,500	285,844
Fuji Electric Co., Ltd.	993,000	4,439,411
Fuji Heavy Industries Ltd.	426,600	11,552,273
Fuji Media Holdings, Inc.	162,900	2,989,271
FUJIFILM Holdings Corp.	61,900	1,661,516
Fujikura Ltd.	159,000	725,688
Fujitsu Ltd.	1,147,000	6,933,072
Fukuoka Financial Group, Inc.	622,000	2,554,933
GungHo Online Entertainment, Inc.	259,000	1,407,916
Hikari Tsushin, Inc.	2,200	185,801
Hino Motors Ltd.	439,000	6,501,679
Hirose Electric Co., Ltd.	10,000	1,374,833
Hitachi Chemical Co., Ltd.	37,100	504,664
Hitachi High-Technologies Corp.	77,900	1,814,676
Hokuetsu Kishu Paper Co., Ltd.	122,500	613,523
Hoya Corp.	126,300	3,950,792
Idemitsu Kosan Co., Ltd.	4,000	82,283
IHI Corp.	901,000	3,790,984
Isetan Mitsukoshi Holdings Ltd.	46,500	573,618
Isuzu Motors Ltd.	64,000	367,472
ITOCHU Corp.	8,100	94,773

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
J Front Retailing Co., Ltd.	467,000	$3,213,834
Japan Airlines Co., Ltd.	42,500	2,091,620
Japan Petroleum Exploration Co.	8,200	273,020
Japan Tobacco, Inc.	105,800	3,320,789
JFE Holdings, Inc.	25,800	484,797
JGC Corp.	247,000	8,580,632
Joyo Bank Ltd./The	20,000	99,687
JSR Corp.	35,900	664,180
JTEKT Corp.	256,100	3,801,785
Kajima Corp.	718,000	2,512,252
Kaken Pharmaceutical Co., Ltd.	173	2,735
Kandenko Co., Ltd.	292	1,479
Kaneka Corp.	28,000	169,434
Kansai Electric Power Co., Inc./The †	214,500	2,198,719
Kao Corp.	44,700	1,583,004
KDDI Corp.	57,900	3,361,964
Keio Corp.	57,000	396,853
Keisei Electric Railway Co., Ltd.	114,000	988,163
Keyence Corp.	3,700	1,524,276
Koito Manufacturing Co., Ltd.	10,000	169,583
Konica Minolta, Inc.	582,000	5,444,981
KYB Co., Ltd.	98,000	413,855
Kyocera Corp.	6,400	288,433
Kyowa Hakko Kirin Co., Ltd.	143,000	1,523,724
Lintec Corp.	11,500	219,208
Mabuchi Motor Co., Ltd.	2,700	177,026
Marubeni Corp.	28,000	187,968
Marui Group Co., Ltd.	46,900	402,402
Maruichi Steel Tube Ltd.	5,700	147,511
Medipal Holdings Corp.	72,700	1,113,231
MEIJI Holdings Co., Ltd.	8,400	529,494
Miraca Holdings, Inc.	39,800	1,743,500
Mitsubishi Chemical Holdings Corp.	93,500	388,298
Mitsubishi Electric Corp.	375,000	4,221,299
Mitsubishi Heavy Industries, Ltd.	1,285,000	7,435,491
Mitsubishi Materials Corp.	284,000	804,859
Mitsubishi Tanabe Pharma Corp.	15,800	221,090
Mitsubishi UFJ Financial Group, Inc.	679,000	3,739,107
Mitsubishi UFJ Lease & Finance Co., Ltd.	220,300	1,081,472
Mitsui & Co., Ltd.	50,800	717,985
Mitsui Engineering & Shipbuilding Co., Ltd.	594,000	1,253,972

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Mitsui Mining & Smelting Co., Ltd.	145,000	$334,692
Mizuho Financial Group, Inc.	54,200	107,416
MS&AD Insurance Group Holdings	30,600	700,471
Murata Manufacturing Co., Ltd.	17,700	1,673,021
Namco Bandai Holdings, Inc.	252,800	5,996,350
NET One Systems Co., Ltd.	181,100	1,229,687
Nexon Co., Ltd.	26,100	219,191
NGK Spark Plug Co., Ltd.	34,000	764,049
NHK Spring Co., Ltd.	202,000	1,878,516
Nintendo Co., Ltd.	20,400	2,438,609
Nippon Express Co., Ltd.	255,000	1,247,123
Nippon Kayaku Co., Ltd.	93,000	1,045,456
Nippon Meat Packers, Inc.	30,000	446,574
Nippon Shokubai Co., Ltd.	24,000	284,174
Nippon Television Holdings, Inc.	69,300	1,132,209
Nissan Chemical Industries Ltd.	17,600	263,472
Nisshin Seifun Group, Inc.	48,950	537,664
Nisshinbo Holdings, Inc.	36,000	307,572
NKSJ Holdings, Inc.	2,500	64,186
Nomura Research Institute Ltd.	9,100	287,072
North Pacific Bank Ltd.	34	138
NSK Ltd.	199,000	2,041,232
NTT DOCOMO, Inc.	77,500	1,221,205
Okinawa Electric Power Co., Inc./The	2	68
Olympus Corp. †	2,800	89,406
Omron Corp.	137,300	5,681,025
Osaka Gas Co., Ltd.	529,000	1,999,348
Otsuka Corp.	10,400	1,356,500
Otsuka Holdings Co., Ltd.	71,000	2,123,983
Pacific Metals Co., Ltd. †	63,000	234,274
Panasonic Corp.	647,700	7,366,351
Resona Holdings, Inc.	872,300	4,215,418
Rohm Co., Ltd.	85,100	3,799,917
Ryohin Keikaku Co., Ltd.	14,800	1,426,996
Sankyo Co., Ltd.	20,600	866,978
Secom Co., Ltd.	44,000	2,529,349
Seiko Epson Corp.	230,900	7,214,876
Sekisui Chemical Co., Ltd.	342,000	3,552,096
Seven & I Holdings Co., Ltd.	151,600	5,776,640
Shimadzu Corp.	33,000	293,196
Shimamura Co., Ltd.	12,800	1,107,636

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Shimizu Corp.	283,000	$1,465,662
Shin-Etsu Chemical Co., Ltd.	4,500	256,527
Shinko Electric Industries Co., Ltd.	27,700	199,422
Shinsei Bank Ltd.	337,000	661,610
Shionogi & Co., Ltd.	85,600	1,582,488
Shiseido Co., Ltd.	26,500	466,896
Shizuoka Bank Ltd./The	106,000	1,032,987
Showa Shell Sekiyu KK	64,300	574,145
SoftBank Corp.	13,400	1,012,615
Sojitz Corp.	900	1,534
Stanley Electric Co., Ltd.	13,500	299,596
Sumitomo Bakelite Co., Ltd.	93,000	357,746
Sumitomo Electric Industries Ltd.	60,900	909,163
Sumitomo Heavy Industries Ltd.	576,000	2,342,720
Sumitomo Metal Mining Co., Ltd.	94,000	1,178,185
Sumitomo Mitsui Financial Group, Inc.	119,000	5,100,808
Sumitomo Osaka Cement Co., Ltd.	340,000	1,404,981
Suzuki Motor Corp.	141,600	3,691,881
Taisei Corp.	852,000	3,802,262
Takara Holdings, Inc.	24	183
Takashimaya Co., Ltd.	325,000	3,042,007
THK Co., Ltd.	86,200	1,932,375
Tobu Railway Co., Ltd.	19,000	91,740
Toho Co., Ltd.	400	8,017
Tohoku Electric Power Co., Inc.	93,600	962,573
Tokyo Electric Power Co., Inc. †	829,500	3,337,415
Tokyo Electron Ltd.	43,091	2,678,132
Tokyo Gas Co., Ltd.	686,000	3,478,465
Tokyo Steel Manufacturing Co., Ltd.	247,600	1,325,435
Tokyu Corp.	127,000	776,093
Toppan Printing Co., Ltd.	297,000	2,123,494
Tosoh Corp.	562,000	2,164,808
TOTO Ltd.	81,000	1,122,807
Toyo Seikan Group Holdings Ltd.	212,900	3,455,079
Toyo Suisan Kaisha Ltd.	20,000	668,279
Toyoda Gosei Co., Ltd.	13,100	250,788
Toyota Boshoku Corp.	20,900	211,342
Toyota Motor Corp.	4,000	225,575
Toyota Tsusho Corp.	27,800	705,121
Ube Industries Ltd.	256,000	471,534
UNY Group Holdings Co., Ltd.	135,000	802,103

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Ushio, Inc.	38,500	$497,348
USS Co., Ltd.	137,200	1,927,373
West Japan Railway Co.	48,800	1,991,837
Yamaguchi Financial Group, Inc.	56	505
Yamaha Corp.	126,200	1,623,155
Yamato Holdings Co., Ltd.	25,700	553,098
Yokohama Rubber Co., Ltd./The	64,000	601,908

		313,023,459

Korea, Republic of - 1.4%
Daelim Industrial Co., Ltd.	14,024	1,143,981
DGB Financial Group, Inc.	6,960	100,902
Dongbu Insurance Co., Ltd.	5,516	286,243
E-Mart Co., Ltd.	2,262	519,367
Hana Financial Group, Inc.	1,981	72,619
Hanwha Life Insurance Co., Ltd.	71,080	466,669
Hyosung Corp.	19,445	1,406,704
Hyundai Mobis	6,387	1,895,015
Hyundai Wia Corp.	7,238	1,166,666
KCC Corp.	677	347,534
Kia Motors Corp.	19,761	1,104,284
Korea Electric Power Corp.	25,740	883,530
Korean Air Lines Co., Ltd. †	19,691	716,398
KT Corp. ADR (1)	54,800	761,172
LG Chem Ltd.	1,460	349,368
LG Display Co., Ltd. ADR (1)(a)	103,300	1,291,250
Mirae Asset Securities Co., Ltd.	8,520	332,364
NAVER Corp.	1,183	864,384
NHN Entertainment Corp. †	1,131	102,325
POSCO ADR (1)(a)	6,800	471,988
Samsung Card Co., Ltd.	12,767	415,924
Shinhan Financial Group Co., Ltd.	9,780	432,728
Shinsegae Co., Ltd.	789	171,440
SK Holdings Co., Ltd.	7,811	1,418,600
SK Hynix, Inc. †	65,520	2,223,151
SK Telecom Co., Ltd. ADR (1)(a)	115,000	2,595,550
Woori Finance Holdings Co., Ltd. †	42,830	488,788

		22,028,944

Luxembourg - 0.1%
APERAM †	45,121	1,196,825

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Malaysia - 0.4%
Alliance Financial Group Bhd	200,700	$271,184
Axiata Group Bhd	214,300	438,068
Genting Malaysia Bhd	87,500	112,583
Hong Leong Bank Bhd	3,900	16,900
IOI Corp. Bhd	334,200	490,956
Malayan Banking Bhd	304,600	904,103
MISC Bhd †	121,600	257,220
Petronas Chemicals Group Bhd	181,400	384,187
Public Bank Bhd	23,200	136,477
RHB Capital Bhd	25,700	66,320
Tenaga Nasional Bhd	755,900	2,768,327
UMW Holdings Bhd	195,900	659,599

		6,505,924

Mexico - 0.9%
Alfa SAB de CV, Class A (1)	771,300	1,949,592
America Movil SAB de CV, Series L ADR (1)(a)	216,100	4,296,068
Arca Continental SAB de CV (1)	163,200	974,787
Cemex SAB de CV ADR (1)†	45,300	572,139
Coca-Cola Femsa SAB de CV ADR (1)(a)	1,800	189,936
Compartamos SAB de CV (1)	268,400	490,523
Fibra Uno Administracion SA de CV REIT (1)	65,000	210,253
Fomento Economico Mexicano SAB de CV ADR (1)(a)	7,700	717,948
Grupo Bimbo SAB de CV, Series A (1)	44	119
Grupo Financiero Banorte SAB de CV, Class O (1)	84,700	572,798
Grupo Mexico SAB de CV, Series B (1)	287,100	906,678
Grupo Televisa SAB ADR (1)(a)	15,200	506,008
Kimberly-Clark de Mexico SAB de CV, Class A (1)	661,800	1,772,167

		13,159,016

Netherlands - 1.8%
Aegon NV	564,040	5,195,438
Akzo Nobel NV	40,457	3,299,689
Delta Lloyd NV	13,995	387,968
Koninklijke Ahold NV	204,009	4,097,266
Koninklijke Boskalis Westminster NV	13,099	720,954
Koninklijke DSM NV	4,430	303,843
Koninklijke Philips NV	248,784	8,752,012
Nutreco NV	73,573	3,269,713
Randstad Holding NV	4,515	264,257

	SHARES	VALUE (Note 3)
Netherlands - 1.8% (continued)
TNT Express NV	115,020	$1,128,463

		27,419,603

Norway - 1.0%
DNB ASA	255,153	4,433,633
Gjensidige Forsikring ASA	17,815	361,715
Orkla ASA	37,774	322,027
Petroleum Geo-Services ASA	151,278	1,840,542
Statoil ASA	98,569	2,781,097
Telenor ASA	178,617	3,953,300
Yara International ASA	27,874	1,234,643

		14,926,957

Peru - 0.0% (b)
Cia de Minas Buenaventura SAA
ADR (1)(a)	7,400	93,018
Credicorp Ltd. (1)	1,300	179,296

		272,314

Poland - 0.4%
Bank Handlowy w Warszawie SA	1,463	55,070
Bank Pekao SA	7,594	494,335
Bank Zachodni WBK SA	3,236	442,096
Eurocash SA	10,434	137,912
Grupa Lotos SA †	25,690	323,010
PGE SA	197,399	1,233,317
Polskie Gornictwo Naftowe i Gazownictwo SA	373,963	549,302
Powszechny Zaklad Ubezpieczen SA	10,689	1,518,928
Synthos SA	35,357	57,101
Tauron Polska Energia SA	423,744	734,681

		5,545,752

South Africa - 0.8%
African Rainbow Minerals Ltd.	15,370	304,037
AngloGold Ashanti Ltd. ADR (1)(a)	8,200	140,056
FirstRand Ltd.	182,979	627,382
Growthpoint Properties Ltd. REIT	98,764	228,667
Harmony Gold Mining Co., Ltd. ADR (1)†(a)	82,500	251,625
Imperial Holdings Ltd.	73,249	1,310,086
Investec Ltd.	107,728	866,832
Liberty Holdings Ltd.	47,860	564,633
MMI Holdings Ltd.	236,680	553,587
Naspers Ltd., N Shares	11,903	1,311,627
Redefine Properties Ltd. REIT	197,093	178,769

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
South Africa - 0.8% (continued)
Remgro Ltd.	19,213	$373,717
Reunert Ltd.	19,263	118,004
RMB Holdings Ltd.	162,799	740,938
Sanlam Ltd.	247,922	1,354,263
Sasol Ltd. ADR (1)(a)	20,600	1,151,128
Vodacom Group Ltd.	39,137	482,966
Woolworths Holdings Ltd.	267,808	1,863,708

		12,422,025

Spain - 2.3%
Acerinox SA	69,547	1,117,996
ACS Actividades de Construccion y
Servicios SA	72,544	2,852,312
Banco Santander SA	179,736	1,715,789
Bankinter SA	208,039	1,675,053
Distribuidora Internacional de
Alimentacion SA	253,924	2,322,074
Ebro Foods SA	4,171	96,517
Enagas SA	186,671	5,678,585
Endesa SA	108,140	3,893,207
Ferrovial SA	153,169	3,320,362
Gas Natural SDG SA	263,218	7,405,229
Iberdrola SA	285,158	1,995,383
Indra Sistemas SA	9,635	193,619
Repsol SA	123,253	3,147,809

		35,413,935

Sweden - 2.1%
Electrolux AB, Series B	83,277	1,823,397
Getinge AB, B Shares	7,205	203,421
Meda AB, A Shares	136,314	2,097,462
NCC AB, B Shares	35,376	1,281,173
Nordea Bank AB	226,717	3,216,119
Securitas AB, B Shares	81,166	940,010
Skandinaviska Enskilda Banken AB,
Class A	410,799	5,643,265
Skanska AB, B Shares	26,749	630,565
Svenska Cellulosa AB SCA, Class B	110,976	3,268,371
Swedbank AB, A Shares	170,319	4,572,337
Swedish Match AB	25,784	844,082
Tele2 AB, B Shares	3,969	49,277
Telefonaktiebolaget LM Ericsson, B
Shares	389,944	5,200,816
TeliaSonera AB	97,027	732,786

	SHARES	VALUE (Note 3)
Sweden - 2.1% (continued)
Trelleborg AB, B Shares	70,732	$1,427,543

		31,930,624

Switzerland - 2.8%
ABB Ltd. †	14,864	383,952
Actelion Ltd. †	19,390	1,837,559
Adecco SA †	8,249	686,533
Aryzta AG †	21,056	1,861,882
Baloise Holding AG	6,951	874,999
DKSH Holding AG	478	38,034
EMS-Chemie Holding AG	1,834	693,093
Flughafen Zuerich AG	4	2,574
Galenica AG	1,004	971,617
Georg Fischer AG †	208	161,395
Helvetia Holding AG	147	75,415
Logitech International SA	25,092	374,904
Lonza Group AG †	14,353	1,464,497
Nestle SA	17,763	1,337,015
Novartis AG	41,078	3,487,848
OC Oerlikon Corp. AG †	354,913	5,983,447
Panalpina Welttransport Holding AG	805	123,726
Roche Holding AG	35,603	10,708,093
Sika AG	222	908,101
STMicroelectronics NV	50,558	468,414
Straumann Holding AG	2,532	538,970
Sulzer AG	15,883	2,185,628
Swiss Life Holding AG †	19,046	4,683,736
Swiss Re AG †	18,893	1,753,538
Swisscom AG	3,503	2,152,156
Transocean Ltd.	1,198	49,393

		43,806,519

Taiwan - 1.2%
Asustek Computer, Inc.	220	2,180
AU Optronics Corp.	1,324,000	468,752
Cheng Shin Rubber Industry Co., Ltd.	64,400	184,126
Chicony Electronics Co., Ltd.	242,420	629,799
China Motor Corp.	211,000	188,701
China Petrochemical Development
Corp.	932	386
CTBC Financial Holding Co., Ltd.	1,235,000	773,692
Delta Electronics, Inc.	26,000	161,024
E.Sun Financial Holding Co., Ltd.	825	498

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Taiwan - 1.2% (continued)
Eva Airways Corp. †	500	$252
Far Eastern Department Stores Ltd.	77,250	68,184
Far EasTone Telecommunications
Co., Ltd. †	321,000	679,492
Foxconn Technology Co., Ltd.	577	1,364
Fubon Financial Holding Co., Ltd.	1,265,297	1,720,296
Hon Hai Precision Industry Co., Ltd.	694,690	1,972,744
Innolux Corp. †	689,000	237,169
Inventec Corp.	1,891,000	1,866,621
Kinsus Interconnect Technology
Corp.	177,000	657,689
Lite-On Technology Corp.	103,020	154,018
MediaTek, Inc.	33,176	491,061
President Chain Store Corp. †	140,000	987,721
Realtek Semiconductor Corp.	560,833	1,693,805
SinoPac Financial Holdings Co., Ltd.	661	319
Taiwan Business Bank †	499	148
Taiwan Cooperative Financial
Holding Co., Ltd.	108,385	58,084
Taiwan Semiconductor
Manufacturing Co., Ltd. ADR (1)(a)	152,100	3,045,042
Tripod Technology Corp.	330	651
Uni-President Enterprises Corp.	1,176,851	2,050,235
Walsin Lihwa Corp. †	486,000	155,045
Yang Ming Marine Transport Corp. †	100	42

		18,249,140

Thailand - 0.4%
Airports of Thailand PCL NVDR	278,400	1,669,365
Bangkok Bank PCL NVDR	102,900	567,279
BEC World PCL NVDR	404,600	681,032
Krung Thai Bank PCL NVDR	924,700	534,610
PTT Exploration & Production PCL NVDR	263,000	1,273,312
PTT Global Chemical PCL NVDR	870,300	1,940,401

		6,665,999

Turkey - 0.4%
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT	116,228	136,848
Enka Insaat ve Sanayi AS	287,372	857,930
TAV Havalimanlari Holding AS	127,087	1,022,783
Turk Hava Yollari	711,414	2,190,789
Turkiye Halk Bankasi AS	94,571	585,750
Turkiye Is Bankasi, Class C	370,278	822,128

		5,616,228

	SHARES	VALUE (Note 3)
United States - 1.0%
Accelrys, Inc. †	226,920	$2,827,423
Extra Space Storage, Inc. REIT (1)(a)	1	49
Riverbed Technology, Inc. (1)†(a)	102,100	2,012,391
Salesforce.com, Inc. (1)†(a)	166,892	9,527,864
Sirius XM Holdings, Inc. (1)†(a)	157,300	503,360
Southern Copper Corp. (1)(a)	8,101	235,820

		15,106,907

TOTAL COMMON STOCKS
(Cost $678,121,090)		799,091,243

PREFERRED STOCKS - 0.5%

Brazil - 0.1%
Cia Energetica de Sao Paulo,
Series B (1)	86,600	1,012,942
Lojas Americanas SA (1)	49	361
Metalurgica Gerdau SA (1)	76,500	582,600
Usinas Siderurgicas de Minas Gerais SA, Series A (1)†	29	130

		1,596,033

Germany - 0.4%
Henkel AG & Co. KGaA	5,835	628,092
Porsche Automobil Holding SE	47,541	4,887,565

		5,515,657

TOTAL PREFERRED STOCKS
(Cost $6,077,891)		7,111,690

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CONVERTIBLE PREFERRED STOCKS - 2.1%	SHARES	VALUE (Note 3)
United States - 2.1%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% 12/31/49 (1)(a)(c)	10,075	$1,067,950
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% 05/17/15 (a)(c)(d)	400	448,250
CommonWealth REIT, Perpetual Preferred Stock, Series D, $25.00 par, 6.500%, 12/31/49 †(a)(c)	18,975	476,463
Dominion Resources, Inc., Series A, $49.00 par, 6.125% 04/01/16 (1)(a)	101,200	5,819,000
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16 (1)†(a)	70,400	4,067,008
Goodyear Tire & Rubber Co./The, $50.00 par, 5.875% 04/01/14 (1)†	35,225	2,550,642
NextEra Energy, Inc., $50.00 par, 5.799% 09/01/16 (1)†(a)	81,400	4,397,228
NextEra Energy, Inc., $50.00 par, 5.599% 06/01/15 (1)†(a)	139,250	8,772,750
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500% 02/15/19 †(a)(c)(d)	22,177	2,442,242
PPL Corp., $50.00 par, 8.750% 05/01/14 (1)†(a)	35,350	1,933,645

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,423,099)		31,975,178

CORPORATE BONDS - 2.7%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
United Kingdom - 0.2%
Virgin Media Finance PLC (a)	4.875%	02/15/22	$3,125	2,812,500

United States - 2.5%
American Airlines, Inc. 144A (a)(d)	7.500%	03/15/16	2,542	2,643,680
Beam, Inc. (a)	3.250%	06/15/23	1,575	1,516,002
Beam, Inc. (a)	3.250%	05/15/22	3,100	3,018,938
Copano Energy LLC/Copano Energy
Finance Corp.	7.125%	04/01/21	81	92,051
Cricket Communications, Inc. (a)	7.750%	10/15/20	4,300	4,914,900
Edgen Murray Corp. 144A (a)(d)	8.750%	11/01/20	5,012	5,788,860
EPL Oil & Gas, Inc.	8.250%	02/15/18	7,200	7,794,000
Jones Group, Inc.	6.875%	03/15/19	3,775	3,888,250
Plains Exploration & Production Co.	6.875%	02/15/23	1,025	1,140,313
Texas Industries, Inc. (a)	9.250%	08/15/20	1,550	1,790,250
US Foods, Inc. (a)	8.500%	06/30/19	5,290	5,723,780

				38,311,024

TOTAL CORPORATE BONDS
(Cost $41,830,115)				41,123,524

CONVERTIBLE BONDS - 27.9%
Cayman Islands - 0.2%
Herbalife Ltd. 144A (a)(d)	2.000%	08/15/19	3,000	2,578,125

India - 0.0% (b)
Sterlite Industries India Ltd. (a)	4.000%	10/30/14	225	225,281

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Malta - 0.1%
Lufthansa Malta Blues LP, Series JBLU 144A (d)	0.750%	04/05/17	$475	$893,103

Mexico - 0.8%
Cemex SAB de CV (a)	3.750%	03/15/18	350	500,719
Cemex SAB de CV (a)	3.250%	03/15/16	8,325	11,431,265

				11,931,984

Netherlands - 0.2%
Volkswagen International Finance NV 144A (d)	5.500%	11/09/15	2,000	3,175,208

United States - 26.6%
Alpha Natural Resources, Inc. (a)	3.750%	12/15/17	1,100	922,625
Alpha Natural Resources, Inc. (a)	4.875%	12/15/20	200	164,375
American Realty Capital Properties, Inc. (a)	3.000%	08/01/18	3,250	3,457,188
Amkor Technology, Inc.	6.000%	04/15/14	3,475	7,881,734
Annaly Capital Management, Inc. (a)	5.000%	05/15/15	2,650	2,712,938
Ares Capital Corp. 144A (a)(d)	5.750%	02/01/16	525	571,594
Avis Budget Group, Inc. (a)	3.500%	10/01/14	8,575	25,939,375
CACI International, Inc. (a)	2.125%	05/01/14	1,250	1,686,719
Ciena Corp. (a)	4.000%	12/15/20	1,166	1,649,890
Ciena Corp. 144A (a)(d)	3.750%	10/15/18	2,125	2,973,672
Covanta Holding Corp. (a)	3.250%	06/01/14	3,850	4,473,219
DDR Corp. (a)	1.750%	11/15/40	1,670	1,928,850
Digital Realty Trust LP 144A (a)(d)	5.500%	04/15/29	1,075	1,468,047
DR Horton, Inc.	2.000%	05/15/14	1,500	2,499,375
Equinix, Inc.	4.750%	06/15/16	4,450	10,043,094
Exelixis, Inc. (a)	4.250%	08/15/19	525	472,172
Exterran Holdings, Inc.	4.250%	06/15/14	4,650	8,846,625
General Cable Corp. (a)(e)	5.000%	11/15/29	5,920	5,942,200
Gilead Sciences, Inc., Series C	1.000%	05/01/14	675	2,115,281
Health Care REIT, Inc. (a)	3.000%	12/01/29	4,550	5,388,906
Host Hotels & Resorts LP 144A (a)(d)	2.500%	10/15/29	2,000	3,128,750
Illumina, Inc. 144A (a)(d)	0.250%	03/15/16	300	545,250
L-3 Communications Holdings, Inc. (a)	3.000%	08/01/35	2,975	3,960,469
Lennar Corp. 144A (a)(d)	3.250%	11/15/21	5,675	10,105,047
Lennar Corp. 144A (a)(d)	2.750%	12/15/20	2,650	4,842,875
MGIC Investment Corp. (a)	5.000%	05/01/17	3,250	3,723,281
MGIC Investment Corp. (a)	2.000%	04/01/20	10,000	14,068,750
MGM Resorts International (a)	4.250%	04/15/15	5,000	7,278,125
Microchip Technology, Inc.	2.125%	12/15/37	11,725	21,749,875
Micron Technology, Inc.	1.875%	06/01/14	2,300	3,863,770
Micron Technology, Inc.	3.125%	05/01/32	2,275	5,649,109
Micron Technology, Inc. (a)	2.375%	05/01/32	9,875	24,817,109
Micron Technology, Inc., Series F (a)	2.125%	02/15/33	1,300	2,907,938
Navistar International Corp. (a)	3.000%	10/15/14	50	50,781
NorthStar Realty Finance LP 144A (a)(d)	5.375%	06/15/33	100	164,938
Novellus Systems, Inc. (a)	2.625%	05/15/41	7,575	12,929,578
NRG Yield, Inc. 144A (a)(d)	3.500%	02/01/19	2,925	2,992,641
Omnicare, Inc. (a)	3.500%	02/15/44	304	306,660
PHH Corp. (a)	4.000%	09/01/14	600	646,875
PHH Corp.	6.000%	06/15/17	14,402	31,090,317
Radian Group, Inc. (a)	2.250%	03/01/19	6,525	9,971,016
Radian Group, Inc. (a)	3.000%	11/15/17	6,425	9,525,062
Regeneron Pharmaceuticals, Inc. (a)	1.875%	10/01/16	6,550	23,363,031

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
United States - 26.6% (continued)
Ryman Hospitality Properties, Inc. 144A (d)	3.750%	10/01/14	$4,550	$9,034,594
SanDisk Corp. (a)	1.500%	08/15/17	11,190	18,400,556
SL Green Operating Partnership LP 144A (a)(d)	3.000%	10/15/17	5,325	6,962,437
Standard Pacific Corp. (a)	1.250%	08/01/32	2,175	2,697,000
Steel Dynamics, Inc. (a)	5.125%	06/15/14	250	270,312
Stillwater Mining Co. (a)	1.750%	10/15/32	2,100	2,737,875
SunEdison, Inc. 144A (a)(d)	2.000%	10/01/18	4,550	6,614,562
SunEdison, Inc. 144A (a)(d)	2.750%	01/01/21	450	666,844
SunPower Corp. (a)	4.500%	03/15/15	1,300	1,970,312
Tesla Motors, Inc. (a)	1.500%	06/01/18	4,350	7,797,375
Theravance, Inc. (a)	2.125%	01/15/23	325	418,844
United States Steel Corp. (a)	4.000%	05/15/14	1,425	1,434,797
UTi Worldwide, Inc. 144A (a)(d)	4.500%	03/01/19	1,225	1,304,625
VeriSign, Inc.	3.250%	08/15/37	19,969	32,923,889
Vishay Intertechnology, Inc. 144A (a)(d)	2.250%	11/15/40	1,175	1,367,406
Web.com Group, Inc. (a)	1.000%	08/15/18	2,750	3,236,406
WebMD Health Corp. 144A (a)(d)	1.500%	12/01/20	1,775	1,799,406
XM Satellite Radio, Inc. 144A (d)	7.000%	12/01/14	6,500	11,533,438
Yahoo!, Inc. 144A (a)(d)	0.000%	12/01/18	10,175	10,340,344

				410,330,148

TOTAL CONVERTIBLE BONDS
(Cost $335,523,676)				429,133,849

RIGHTS - 0.0% (b)	SHARES	VALUE (Note 3)
Banco Popolare SC †
(Cost $40,005)	8,793	$74,863

MONEY MARKET FUNDS - 38.3%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (g)^	6,200,081	6,200,081
Dreyfus Treasury Cash Management, Class I, 0.010% (g)^	24,800,325	24,800,325
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(h)^	528,731,641	528,731,641
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (g)^	31,000,741	31,000,741

TOTAL MONEY MARKET FUNDS
(Cost $590,732,788)		590,732,788

SHORT-TERM INVESTMENTS - 4.2%	PRINCIPAL AMOUNT (000’S)
U.S. Treasury Bill, 0.058%, 07/31/2014 (i)^	$23,744	$23,740,205
U.S. Treasury Bill, 0.062%, 08/7/2014 (i)^	18,023	18,019,492
U.S. Treasury Bill, 0.080%, 05/29/2014 (i)^	11,300	11,299,683
U.S. Treasury Bill, 0.084%, 06/05/2014 (i)^	11,300	11,299,593

TOTAL SHORT-TERM INVESTMENTS
(Cost $64,354,599)		64,358,973

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT
(Cost $1,746,103,263)		1,963,602,108

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECURITIES SOLD SHORT - (64.6)%		VALUE
	SHARES	(Note 3)
COMMON STOCKS - (63.8)%
Belgium - (0.2)%
Anheuser-Busch InBev NV	(24,989)	$(2,631,724)
Mobistar SA	(19,007)	(358,901)
Telenet Group Holding NV	(7,905)	(487,603)

		(3,478,228)

Denmark - (0.9)%
FLSmidth & Co. A/S	(101,712)	(5,128,099)
Novo Nordisk A/S, Class B	(17,417)	(793,036)
Novozymes A/S, B Shares	(165,248)	(7,264,130)
Pandora A/S	(996)	(65,734)
William Demant Holding A/S †	(3,522)	(300,984)

		(13,551,983)

Finland - (0.7)%
Cargotec OYJ, B Shares	(53,325)	(2,296,054)
Elisa OYJ †	(34,422)	(990,196)
Kone OYJ, Class B	(9,477)	(397,924)
Konecranes OYJ	(31,287)	(996,615)
Nokian Renkaat OYJ	(146,968)	(5,946,277)
Orion OYJ, Class B	(6,265)	(189,139)
Outotec OYJ †	(21,304)	(236,111)

		(11,052,316)

Germany - (5.6)%
Aixtron SE †	(232,884)	(3,816,018)
Allianz SE	(20,676)	(3,494,633)
Axel Springer SE	(3,723)	(238,243)
BASF SE	(57,395)	(6,386,503)
Bayerische Motoren Werke AG	(37,064)	(4,683,633)
Commerzbank AG †	(295,865)	(5,442,175)
Daimler AG	(67,880)	(6,421,374)
Deutsche Bank AG	(62,406)	(2,796,948)
Dialog Semiconductor PLC †	(14,197)	(350,962)
Fraport AG Frankfurt Airport Services Worldwide	(30,530)	(2,281,292)
Fresenius Medical Care AG & Co. KGaA	(41,070)	(2,873,535)
Infineon Technologies AG	(804,969)	(9,603,451)
K+S AG	(214,187)	(7,033,484)
LANXESS AG	(54,497)	(4,113,546)
Linde AG	(2,844)	(569,444)
MAN SE	(31,269)	(3,985,849)

		VALUE
	SHARES	(Note 3)
Germany - (5.7)% (continued)
MTU Aero Engines AG	(1,316)	$(122,170)
RWE AG	(167,382)	(6,792,304)
SAP AG	(86,795)	(7,040,431)
Siemens AG	(7,808)	(1,053,008)
Sky Deutschland AG †	(282,164)	(2,434,855)
Software AG	(22,652)	(821,891)
Stada Arzneimittel AG	(34,430)	(1,474,841)
Symrise AG	(6,425)	(320,994)
ThyssenKrupp AG †	(30,771)	(825,548)
Wacker Chemie AG	(15,534)	(1,896,155)
Wirecard AG	(8,373)	(347,661)

		(87,220,948)

Italy - (1.9)%
A2A SpA	(1,050,806)	(1,360,444)
Assicurazioni Generali SpA	(90,556)	(2,018,457)
Atlantia SpA	(83,064)	(2,134,298)
Davide Campari-Milano SpA	(40,491)	(331,751)
Fiat SpA †	(163,983)	(1,911,758)
Finmeccanica SpA †	(509,101)	(5,027,687)
Luxottica Group SpA	(10,298)	(595,028)
Mediaset SpA †	(312,323)	(1,746,747)
Mediobanca SpA †	(23,009)	(263,372)
Pirelli & C. SpA	(306,479)	(4,821,124)
Saipem SpA	(16,659)	(406,893)
Salvatore Ferragamo SpA	(38,322)	(1,127,440)
Snam SpA	(4,726)	(27,683)
Tenaris SA	(242,297)	(5,354,091)
Tod’s SpA	(11,205)	(1,454,212)

		(28,580,985)

Japan - (18.6)%
ABC-Mart, Inc.	(48,349)	(2,097,479)
Acom Co., Ltd. †	(636,130)	(2,032,531)
Advantest Corp.	(550,796)	(5,955,827)
Aeon Credit Service Co., Ltd.	(235,400)	(5,311,050)
Amada Co., Ltd.	(57,000)	(401,026)
Aozora Bank Ltd.	(109,000)	(310,346)
Asahi Glass Co., Ltd.	(590,000)	(3,413,681)
Asics Corp.	(114,700)	(2,254,840)
Canon, Inc.	(46,200)	(1,433,855)
Capcom Co., Ltd.	(25,787)	(488,979)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

		VALUE
	SHARES	(Note 3)
Japan - (18.6)% (continued)
Chugoku Electric Power Co., Inc./The	(98,200)	$(1,366,435)
Credit Saison Co., Ltd.	(42,613)	(847,456)
Daido Steel Co., Ltd.	(74,000)	(370,053)
Dai-ichi Life Insurance Co., Ltd./The	(127,200)	(1,850,386)
Daikin Industries Ltd.	(87,100)	(4,884,520)
Dainippon Screen Manufacturing Co., Ltd.	(305,000)	(1,408,650)
Dainippon Sumitomo Pharma Co., Ltd.	(73,600)	(1,168,359)
Daiwa Securities Group, Inc.	(1,000)	(8,688)
Dena Co., Ltd.	(79,400)	(1,434,252)
Disco Corp.	(46,400)	(2,887,804)
DMG Mori Seiki Co., Ltd.	(78,400)	(991,368)
Eisai Co., Ltd.	(52,400)	(2,036,894)
Electric Power Development Co., Ltd.	(22,300)	(627,196)
FANUC Corp.	(9,700)	(1,714,883)
Fast Retailing Co., Ltd.	(28,500)	(10,308,171)
Furukawa Electric Co., Ltd.	(987,000)	(2,455,707)
GS Yuasa Corp.	(1,127,853)	(5,975,385)
Hitachi Capital Corp.	(27,000)	(576,709)
Hitachi Construction Machinery Co., Ltd.	(207,395)	(3,985,264)
Hitachi Ltd.	(630,000)	(4,663,297)
Hitachi Metals Ltd.	(335,000)	(4,771,945)
Hokkaido Electric Power Co., Inc. †	(210,334)	(1,772,841)
Hokuriku Electric Power Co.	(16,724)	(216,845)
Honda Motor Co., Ltd.	(66,700)	(2,346,950)
Ibiden Co., Ltd.	(32,400)	(639,252)
Inpex Corp.	(156,700)	(2,034,792)
Itochu Techno-Solutions Corp.	(17,800)	(751,752)
Japan Steel Works Ltd./The	(2,000)	(8,981)
JX Holdings, Inc.	(168,300)	(811,380)
Kakaku.com, Inc.	(140,100)	(2,277,712)
Kansai Paint Co., Ltd.	(155,000)	(2,206,675)
Kawasaki Heavy Industries Ltd.	(709,868)	(2,615,304)
Kawasaki Kisen Kaisha Ltd.	(106,646)	(230,399)
Keikyu Corp.	(142,000)	(1,197,422)
Kikkoman Corp.	(82,000)	(1,547,968)
Kintetsu Corp.	(686,000)	(2,439,329)
Kobe Steel Ltd.	(1,196,116)	(1,587,307)
Komatsu Ltd.	(480,700)	(10,077,665)
Konami Corp.	(10,400)	(239,961)
K’s Holdings Corp.	(4,704)	(130,514)

		VALUE
	SHARES	(Note 3)
Japan - (18.6)% (continued)
Kubota Corp.	(258,000)	$(3,428,960)
Kuraray Co., Ltd.	(72,400)	(828,341)
Kurita Water Industries Ltd.	(20,300)	(440,742)
Kyushu Electric Power Co., Inc.	(126,000)	(1,540,532)
Lawson, Inc.	(10,900)	(771,276)
LIXIL Group Corp.	(194,600)	(5,369,912)
M3, Inc.	(18,000)	(295,192)
Makita Corp.	(75,100)	(4,134,527)
Mazda Motor Corp.	(117,000)	(519,785)
Minebea Co., Ltd.	(375,649)	(3,344,884)
Mitsubishi Corp.	(18,900)	(350,592)
Mitsubishi Gas Chemical Co., Inc.	(165,000)	(930,170)
Mitsubishi Logistics Corp.	(92,000)	(1,278,192)
Mitsubishi Motors Corp.	(26,324)	(274,925)
Mitsui Chemicals, Inc.	(1,413,025)	(3,459,443)
Mitsui OSK Lines Ltd.	(884,000)	(3,438,502)
Nabtesco Corp.	(188,703)	(4,355,635)
Nachi-Fujikoshi Corp.	(173,000)	(1,139,033)
NGK Insulators Ltd.	(210,000)	(4,380,959)
Nidec Corp.	(169,200)	(10,374,919)
Nikon Corp.	(280,195)	(4,514,016)
Nippon Electric Glass Co., Ltd.	(448,000)	(2,308,072)
Nippon Sheet Glass Co., Ltd. †	(740,236)	(1,055,130)
Nippon Steel & Sumitomo Metal Corp.	(879,071)	(2,398,788)
Nippon Yusen KK	(25,000)	(72,608)
Nissan Motor Co., Ltd.	(704,500)	(6,279,438)
Nissin Foods Holdings Co., Ltd.	(3,300)	(148,925)
Nitori Holdings Co., Ltd.	(57,300)	(2,486,597)
Nitto Denko Corp.	(32,300)	(1,548,912)
NOK Corp.	(50,500)	(821,804)
NTN Corp.	(992,402)	(3,358,313)
NTT Data Corp.	(17,000)	(659,718)
Obayashi Corp.	(9,000)	(50,733)
Odakyu Electric Railway Co., Ltd.	(20,000)	(172,155)
Oji Holdings Corp.	(54,000)	(241,536)
Ono Pharmaceutical Co., Ltd.	(14,645)	(1,273,119)
Oriental Land Co., Ltd.	(2,600)	(395,256)
OSAKA Titanium Technologies Co., Ltd.	(1,400)	(24,275)
Rakuten, Inc.	(502,668)	(6,714,458)
Ricoh Co., Ltd.	(243,100)	(2,818,211)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

		VALUE
	SHARES	(Note 3)
Japan - (18.6)% (continued)
Rinnai Corp.	(9,600)	$(844,436)
Saizeriya Co., Ltd.	(5)	(62)
Sanrio Co., Ltd.	(7,600)	(256,537)
Sawai Pharmaceutical Co., Ltd.	(4,700)	(287,954)
Sega Sammy Holdings, Inc.	(5,100)	(114,489)
Seven Bank Ltd.	(198,972)	(780,845)
Sharp Corp. †	(2,830,000)	(8,618,520)
Shikoku Electric Power Co., Inc. †	(261,373)	(3,543,953)
Shimano, Inc.	(7,100)	(714,166)
Showa Denko KK	(4,000)	(5,663)
SMC Corp.	(17,600)	(4,641,701)
Sony Corp.	(190,400)	(3,626,590)
Sony Financial Holdings, Inc.	(35,800)	(585,398)
Start Today Co., Ltd.	(62,264)	(1,592,853)
Sumco Corp.	(135,100)	(1,046,698)
Sumitomo Chemical Co., Ltd.	(633,362)	(2,335,141)
Sumitomo Corp.	(16,100)	(204,721)
Sumitomo Mitsui Trust Holdings, Inc.	(218,000)	(986,352)
Sumitomo Rubber Industries Ltd.	(28,500)	(362,516)
Suruga Bank Ltd.	(136,000)	(2,395,717)
Sysmex Corp.	(45,000)	(1,434,708)
T&D Holdings, Inc.	(34,200)	(407,035)
Taiheiyo Cement Corp.	(1,089,923)	(3,925,190)
Taiyo Nippon Sanso Corp.	(323,680)	(2,545,955)
Takara Bio, Inc.	(24,000)	(325,589)
Takeda Pharmaceutical Co., Ltd.	(38,700)	(1,831,756)
TDK Corp.	(36,100)	(1,505,446)
Teijin Ltd.	(239,000)	(592,176)
Terumo Corp.	(136,600)	(2,975,325)
Toho Gas Co., Ltd.	(11,000)	(59,768)
Toho Titanium Co., Ltd. †	(7,100)	(42,454)
Tokai Carbon Co., Ltd.	(251,000)	(850,521)
Tokio Marine Holdings, Inc.	(27,200)	(815,739)
Tokuyama Corp.	(170,068)	(555,714)
TonenGeneral Sekiyu KK	(37,000)	(326,469)
Toray Industries, Inc.	(70,000)	(461,870)
Toshiba Corp.	(1,578,398)	(6,690,153)
Toyota Industries Corp.	(33,600)	(1,614,854)
Trend Micro, Inc.	(3,000)	(92,689)
Tsumura & Co.	(83,900)	(2,016,028)
Unicharm Corp.	(23,500)	(1,253,882)

		VALUE
	SHARES	(Note 3)
Japan - (18.6)% (continued)
Yahoo Japan Corp.	(1,009,400)	$(4,944,987)
Yakult Honsha Co., Ltd.	(20,868)	(1,047,523)
Yamada Denki Co., Ltd.	(2,654,470)	(8,847,280)
Yamaha Motor Co., Ltd.	(426,819)	(6,809,424)
Yaskawa Electric Corp.	(271,000)	(3,744,051)
Yokogawa Electric Corp.	(18,800)	(303,935)

		(288,129,503)

Luxembourg - (0.6)%
ArcelorMittal	(578,520)	(9,336,790)
Oriflame Cosmetics SA	(6,661)	(161,579)

		(9,498,369)

Mexico - (0.6)%
Cemex SAB de CV ADR (1)	(715,279)	(9,033,974)

Netherlands - (1.8)%
ASML Holding NV	(109,309)	(10,174,857)
CNH Industrial NV †	(48,450)	(557,606)
Fugro NV CVA	(155,930)	(9,580,828)
Heineken NV	(24,450)	(1,701,413)
Koninklijke KPN NV †	(405,771)	(1,432,405)
Koninklijke Vopak NV	(28,764)	(1,605,522)
PostNL NV †	(178,110)	(811,646)
QIAGEN NV †	(7,820)	(164,262)
SBM Offshore NV †	(34,967)	(636,298)
Wolters Kluwer NV	(11,897)	(335,391)

		(27,000,228)

Norway - (0.7)%
Aker Solutions ASA	(148,642)	(2,313,404)
Marine Harvest ASA	(57,809)	(653,708)
Norsk Hydro ASA	(383,198)	(1,907,953)
Schibsted ASA	(307)	(19,033)
Seadrill Ltd.	(74,624)	(2,627,293)
Storebrand ASA †	(223,604)	(1,287,683)
TGS Nopec Geophysical Co. ASA	(42,996)	(1,407,596)

		(10,216,670)

Spain - (1.8)%
Abertis Infraestructuras SA	(126,586)	(2,893,137)
Acciona SA	(32,432)	(2,811,977)
Amadeus IT Holding SA, A Shares	(13,575)	(564,111)
Banco Bilbao Vizcaya Argentaria SA	(61,856)	(743,770)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

		VALUE
	SHARES	(Note 3)
Spain - (1.8)% (continued)
Banco de Sabadell SA	(1,083,926)	$(3,351,040)
Banco Popular Espanol SA	(375,179)	(2,836,927)
Bankia SA †	(330,711)	(698,893)
CaixaBank SA	(42,856)	(275,866)
Grifols SA	(30,773)	(1,686,441)
Mapfre SA	(390,440)	(1,647,459)
Mediaset Espana Comunicacion SA †	(282,701)	(3,294,844)
Obrascon Huarte Lain SA	(22,384)	(973,857)
Red Electrica Corp. SA	(24,495)	(1,991,816)
Tecnicas Reunidas SA	(22,692)	(1,282,721)
Telefonica SA	(178,618)	(2,830,513)

		(27,883,372)

Sweden - (2.7)%
Alfa Laval AB	(36,613)	(991,789)
Assa Abloy AB, Class B	(31,409)	(1,673,054)
Atlas Copco AB, A Shares	(124,798)	(3,602,757)
Boliden AB	(2,301)	(35,041)
Elekta AB, B Shares	(305,213)	(4,063,139)
Hennes & Mauritz AB, B Shares	(54,324)	(2,316,932)
Hexagon AB, B Shares	(122,704)	(4,171,765)
Husqvarna AB, B Shares	(331,409)	(2,313,954)
ICA Gruppen AB †	(231)	(8,386)
Lundin Petroleum AB †	(12,589)	(259,151)
Modern Times Group AB, B Shares	(31,244)	(1,459,006)
Sandvik AB	(389,427)	(5,508,103)
Scania AB, B Shares	(46,529)	(1,369,389)
SKF AB, B Shares	(51,104)	(1,308,518)
SSAB AB, A Shares	(505,713)	(3,907,490)
Svenska Handelsbanken AB, A
Shares	(45,327)	(2,277,754)
Volvo AB, B Shares	(426,492)	(6,779,656)

		(42,045,884)

Switzerland - (2.8)%
Barry Callebaut AG †	(258)	(347,941)
Cie Financiere Richemont SA	(16,879)	(1,612,589)
Clariant AG †	(130,924)	(2,545,908)
Credit Suisse Group AG †	(232,989)	(7,541,407)
Dufry AG †	(4,816)	(828,583)
GAM Holding AG †	(4,938)	(89,142)
Geberit AG	(2,724)	(892,595)
Givaudan SA †	(342)	(528,989)

		VALUE
	SHARES	(Note 3)
Switzerland - (2.8)% (continued)
Holcim Ltd. †	(30,480)	$(2,526,160)
Julius Baer Group Ltd. †	(114,842)	(5,100,221)
Kuehne + Nagel International AG	(27,321)	(3,823,406)
Schindler Holding AG	(866)	(127,668)
SGS SA	(503)	(1,240,535)
Sonova Holding AG †	(27,623)	(4,041,158)
Swatch Group AG/The	(7,656)	(4,802,865)
Syngenta AG	(6,381)	(2,422,389)
UBS AG †	(110,605)	(2,288,789)
Zurich Insurance Group AG †	(6,425)	(1,973,212)

		(42,733,557)

United Kingdom - (0.3)%
Subsea 7 SA	(242,791)	(4,505,788)

United States - (24.6)%
Alpha Natural Resources, Inc. (1)†	(70,779)	(300,811)
American Realty Capital Properties, Inc. REIT (1)	(82,606)	(1,158,136)
Amkor Technology, Inc. (1)†	(1,148,950)	(7,881,797)
Annaly Capital Management, Inc. REIT (1)	(2,798)	(30,694)
Applied Materials, Inc. (1)	(140,047)	(2,859,760)
Ares Capital Corp. (1)	(5,626)	(99,130)
Avis Budget Group, Inc. (1)†	(527,693)	(25,698,649)
Bunge Ltd. (1)	(5,495)	(436,907)
CACI International, Inc., Class A (1)†	(13,495)	(995,931)
Chesapeake Energy Corp. (1)	(8,776)	(224,841)
Ciena Corp. (1)†	(123,013)	(2,797,316)
Covanta Holding Corp. (1)	(194,536)	(3,511,375)
DDR Corp. REIT (1)	(73,614)	(1,213,159)
Digital Realty Trust, Inc. REIT (1)	(27,465)	(1,457,842)
Dominion Resources, Inc. (1)	(100,386)	(7,126,402)
DR Horton, Inc. (1)	(115,770)	(2,506,420)
Equinix, Inc. (1)†	(51,721)	(9,560,110)
Exelixis, Inc. (1)†	(75,029)	(265,603)
Exterran Holdings, Inc. (1)	(201,627)	(8,847,393)
General Cable Corp. (1)	(145,002)	(3,713,501)
Gilead Sciences, Inc. (1)†	(29,945)	(2,121,903)
Goodyear Tire & Rubber Co./The (1)	(96,705)	(2,526,902)
Health Care REIT, Inc. REIT (1)	(74,696)	(4,451,882)
Host Hotels & Resorts, Inc. REIT (1)	(141,189)	(2,857,665)
Illumina, Inc. (1)†	(3,357)	(499,052)
JetBlue Airways Corp. (1)†	(72,859)	(633,145)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
United States - (24.6)% (continued)
L-3 Communications Holdings, Inc. (1)	(30,725)	$(3,630,159)
Lam Research Corp. (1)†	(200,621)	(11,034,155)
Lennar Corp., Class A (1)	(326,891)	(12,951,421)
MGIC Investment Corp. (1)†	(1,294,316)	(11,027,572)
MGM Resorts International (1)†	(234,164)	(6,055,481)
Microchip Technology, Inc. (1)	(435,143)	(20,782,430)
Micron Technology, Inc. (1)†	(1,311,011)	(31,018,520)
Navistar International Corp. (1)†	(134)	(4,539)
NextEra Energy, Inc. (1)	(106,743)	(10,206,766)
NorthStar Realty Finance Corp. REIT (1)	(9,245)	(149,214)
NRG Yield, Inc., Class A (1)	(30,789)	(1,217,089)
NVIDIA Corp. (1)	(301)	(5,391)
Omnicare, Inc. (1)	(3,366)	(200,849)
PHH Corp. (1)†	(1,078,606)	(27,871,179)
Post Holdings, Inc. (1)†	(38,108)	(2,100,513)
PPL Corp. (1)	(53,445)	(1,771,167)
Radian Group, Inc. (1)	(950,415)	(14,284,737)
Regeneron Pharmaceuticals, Inc. (1)†	(77,179)	(23,175,310)
Riverbed Technology, Inc. (1)†	(102,100)	(2,012,391)
Ryman Hospitality Properties, Inc. REIT (1)	(212,837)	(9,049,829)
Salesforce.com, Inc. (1)†	(166,763)	(9,520,500)
SanDisk Corp. (1)	(189,987)	(15,425,045)
Sirius XM Holdings, Inc. (1)†	(3,617,084)	(11,574,669)
SL Green Realty Corp. REIT (1)	(49,544)	(4,985,117)
Standard Pacific Corp. (1)†	(191,126)	(1,588,257)
Steel Dynamics, Inc. (1)	(9,335)	(166,070)
Stillwater Mining Co. (1)†	(142,922)	(2,116,675)
SunEdison, Inc. (1)†	(292,152)	(5,504,144)
SunPower Corp. (1)†	(49,046)	(1,582,224)
Tesla Motors, Inc. (1)†	(33,186)	(6,917,622)
Theravance, Inc. (1)†	(10,644)	(329,325)
United States Steel Corp. (1)	(7,153)	(197,494)
UTi Worldwide, Inc. (1)	(60,525)	(640,960)
VeriSign, Inc. (1)†	(517,120)	(27,877,939)
Vishay Intertechnology, Inc. (1)	(78,199)	(1,163,601)
Web.com Group, Inc. (1)†	(56,571)	(1,925,111)
WebMD Health Corp. (1)†	(25,041)	(1,036,697)

	SHARES	VALUE (Note 3)
United States - (24.6)% (continued)
Yahoo!, Inc. †	(98,075)	$(3,520,892)

		(378,397,380)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $859,677,327)		(983,329,185)

PREFERRED STOCKS - (0.3)%

Germany - (0.3)%
Fuchs Petrolub SE	(4,071)	(409,007)
Volkswagen AG	(17,203)	(4,460,666)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $4,294,885)		(4,869,673)

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (proceeds $–) †	(61,856)	(14,486)

	PRINCIPAL AMOUNT (000’S)

U.S. TREASURY OBLIGATIONS - (0.4)%
U.S. Treasury Note, 0.250%, 10/15/15	$(4,733,000)	(4,732,815)
U.S. Treasury Note, 0.250%, 08/15/15	(1,725,000)	(1,726,415)

(proceeds $6,457,478)		(6,459,230)

TOTAL SECURITIES SOLD SHORT
(proceeds $870,429,690)		(994,672,574)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 62.9%
(Cost $875,673,573)		968,929,534

OTHER ASSETS IN EXCESS OF LIABILITIES - 37.1% (f)		571,883,805

NET ASSETS - 100.0%		$1,540,813,339

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(4,132,920)	(0.3%)
Consumer Staples	55,520,547	3.6
Energy	1,652,910	0.1
Financials	84,237,336	5.6
Health Care	28,032,003	1.8
Industrials	30,927,955	2.0
Information Technology	41,097,370	2.7
Materials	(9,244,485)	(0.6)
Telecommunication Services	43,952,163	2.9
Utilities	48,254,123	3.1
Money Market Funds^	590,732,788	38.3
Other Investments	57,899,744	3.7

Total Investments	968,929,534	62.9
Other Assets in Excess of Liabilities (f)	571,883,805	37 .1

Net Assets	$1,540,813,339	100.0%

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2014, the value of these securities was $392,282,121. In addition, $437,322,244 of cash collateral was pledged.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2014.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Represents a step bond. The rate shown reflects the yield at March 31, 2014.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(g)	Represents annualized seven-day yield as of March 31, 2014.
(h)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(i)	The rate shown is the effective yield at the date of purchase.
^	Represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CVA - Dutch Certification

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts buy protection as of March 31, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 21	5.000%	USD	3.120%	25,850,000	$(2,025,662)	12/20/2018	$(22,950)
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.360%	25,850,000	1,880,568	06/20/2019	42,517
CitiBank	Markit CDX North America Investment Grade Index Series 22	1.000%	USD	0.690%	9,125,000	(132,112)	06/20/2019	(9,976)

						$(277,206)		$9,591

Credit default swap contracts sell protection as of March 31, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 21	5.000%	USD	3.120%	25,850,000	$2,026,436	12/20/2018	$22,176
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.360%	12,825,000	(961,125)	06/20/2019	40,894

						$1,065,311		$63,070

Cash held as collateral at CitiBank for credit default swap contracts was $918,565 at March 31, 2014.

Total return swap contracts outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	6/19/2014	CAD	17,386,298	$21,706
Bank of America	10-Year Japanese Government Bond	6/11/2014	JPY	6,960,561,500	(183,688)
Bank of America	30-Year Euro Buxl Bond	6/6/2014	EUR	5,407,370	13,849
Morgan Stanley and Co., International PLC	Bovespa Index	4/16/2014	BRL	(28,099,183)	(540,246)
Deutsche Bank	Brent Crude Futures ^	4/15/2014	USD	19,757,350	(145,030)
Deutsche Bank	Brent Crude Futures ^	4/15/2014	USD	(19,613,610)	1,290
Deutsche Bank	Brent Crude Futures ^	5/15/2014	USD	1,728,545	(6,145)
Deutsche Bank	Brent Crude Futures ^	5/15/2014	USD	(4,436,200)	22,550
Barclays Capital	Cocoa Futures ^	5/14/2014	USD	31,000	(22)
Barclays Capital	Corn Futures ^	5/14/2014	USD	(4,746,607)	(599,693)
Deutsche Bank	Corn Futures ^	5/14/2014	USD	1,789,000	219,000
Bank of America	Euro - Bobl Futures	6/6/2014	EUR	75,711,637	17,734
Bank of America	Euro - Bund Futures	6/6/2014	EUR	70,711,947	166,544
Bank of America	Euro - SCHATZ Futures	6/6/2014	EUR	(16,768,692)	(19,863)
Deutsche Bank	Gas Oil Futures ^	4/10/2014	USD	13,861,800	(183,600)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Gas Oil Futures^	4/10/2014	USD	(13,811,025)	$132,825
Deutsche Bank	Gas Oil Futures^	5/12/2014	USD	(13,854,150)	160,650
Deutsche Bank	Gasoline RBOB Futures^	5/30/2014	USD	(10,304,167)	(112,736)
Merrill Lynch	Gold 100 OZ Futures^	6/26/2014	USD	(10,170,320)	413,440
Deutsche Bank	Heating Oil Futures^	4/30/2014	USD	5,429,386	(15,116)
Deutsche Bank	Heating Oil Futures^	4/30/2014	USD	(11,835,381)	(100,623)
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	7,396,102	183,468
Barclays Capital	Lean Hogs Futures^	6/13/2014	USD	(2,076,714)	41,900
Barclays Capital	LME Aluminum Futures^	6/16/2014	USD	(1,344,431)	(35,650)
Barclays Capital	LME Copper Futures^	5/28/2014	USD	(890,025)	58,013
Barclays Capital	LME Copper Futures^	6/16/2014	USD	(9,220,012)	409,425
Barclays Capital	LME Nickel Futures^	6/16/2014	USD	673,620	(5,820)
Barclays Capital	LME Nickel Futures^	6/16/2014	USD	(614,040)	(53,760)
Bank of America	Long Gilt Futures	6/26/2014	GBP	(51,615,076)	(497,819)
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	4/29/2014	USD	4,855,039	110,531
Deutsche Bank	Natural Gas Swap Futures^	4/28/2014	USD	21,505,260	(917,850)
Deutsche Bank	Natural Gas Swap Futures^	4/28/2014	USD	(4,688,490)	11,520
Barclays Capital	Platinum Futures^	7/29/2014	USD	1,553,095	(61,218)
Barclays Capital	Platinum Futures^	7/29/2014	USD	(1,552,268)	60,391
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index Futures	4/24/2014	USD	(7,654,667)	(125,941)
Merrill Lynch	Silver Futures^	5/28/2014	USD	(500,900)	7,100
Barclays Capital	Soybean Futures^	5/14/2014	USD	52,578,807	3,638,793
Deutsche Bank	Soybean Meal Futures^	5/14/2014	USD	3,162,577	336,313
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	1,626,906	(123,257)
Barclays Capital	Soybean Oil Futures^	5/14/2014	USD	(4,669,615)	(156,502)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	6/20/2014	CHF	(93,036,672)	(3,238,812)
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange Futures	4/16/2014	TWD	94,215,486	23,430
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2014	USD	246,772,165	(1,007,165)
Bank of America	U.S. Treasury 2-Year Note Futures	6/30/2014	USD	(84,223,714)	(88,286)
Bank of America	U.S. Treasury 5-Year Note Futures	6/30/2014	USD	(49,592,651)	(10,802)
Bank of America	U.S. Treasury Long Bond Futures	6/19/2014	USD	(5,257,280)	(71,470)
Barclays Capital	Wheat Futures^	5/14/2014	USD	37,452	748
Barclays Capital	Wheat Futures^	5/14/2014	USD	(32,320)	(5,879)
Deutsche Bank	WTI Crude Oil Futures^	4/22/2014	USD	39,506,100	313,260
Deutsche Bank	WTI Crude Oil Futures^	4/22/2014	USD	(19,851,310)	(667,850)

					$(2,610,363)

Money Market Fund is pledged as collateral to Bank of America, Morgan Stanley and Co., International PLC, Merrill Lynch, Deutsche Bank and Barclays Capital for total return swap contracts in the amount of $1,680,199, $35,158,386, $2,260,000, $1,100,019 and $8,270,006, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
401	Goldman Sachs	Cocoa Futures^	May 14, 2014	$12,084,471	$12,196,202	$111,731
37	Goldman Sachs	Coffee ‘C’ Futures^	May 19, 2014	2,618,267	2,468,363	(149,904)
76	Goldman Sachs	Cotton No. 2 Futures^	May 7, 2014	3,298,786	3,553,760	254,974

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
9	J.P. Morgan	LME Aluminum Futures^	April 7, 2014	$396,071	$392,998	$(3,073)
9	J.P. Morgan	LME Aluminum Futures^	April 28, 2014	397,987	395,304	(2,683)
17	J.P. Morgan	LME Aluminum Futures^	April 29, 2014	745,910	746,899	989
9	J.P. Morgan	LME Aluminum Futures^	April 30, 2014	388,369	395,528	7,159
5	J.P. Morgan	LME Aluminum Futures^	May 12, 2014	215,760	220,476	4,716
12	J.P. Morgan	LME Aluminum Futures^	May 21, 2014	533,450	530,475	(2,975)
11	J.P. Morgan	LME Aluminum Futures^	May 23, 2014	483,044	486,514	3,470
15	J.P. Morgan	LME Aluminum Futures^	May 27, 2014	661,978	664,099	2,121
9	J.P. Morgan	LME Aluminum Futures^	June 5, 2014	400,518	399,364	(1,154)
22	J.P. Morgan	LME Aluminum Futures^	June 6, 2014	975,910	976,464	554
7	J.P. Morgan	LME Aluminum Futures^	June 10, 2014	306,467	311,007	4,540
4	J.P. Morgan	LME Aluminum Futures^	June 13, 2014	173,608	177,852	4,244
38	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	1,691,169	1,691,712	543
6	J.P. Morgan	LME Aluminum Futures^	June 17, 2014	260,562	267,045	6,483
16	J.P. Morgan	LME Aluminum Futures^	June 19, 2014	685,033	712,440	27,407
13	J.P. Morgan	LME Aluminum Futures^	June 20, 2014	556,227	578,974	22,747
3	J.P. Morgan	LME Aluminum Futures^	June 24, 2014	129,887	133,716	3,829
7	J.P. Morgan	LME Aluminum Futures^	June 25, 2014	307,752	312,065	4,313
1	J.P. Morgan	LME Aluminum Futures^	June 26, 2014	43,752	44,589	837
4	J.P. Morgan	LME Aluminum Futures^	June 27, 2014	173,883	178,394	4,511
5	J.P. Morgan	LME Copper Futures^	April 7, 2014	912,604	831,359	(81,245)
15	J.P. Morgan	LME Copper Futures^	April 16, 2014	2,741,844	2,494,500	(247,344)
7	J.P. Morgan	LME Copper Futures^	April 24, 2014	1,258,440	1,164,216	(94,224)
8	J.P. Morgan	LME Copper Futures^	April 28, 2014	1,435,767	1,330,606	(105,161)
8	J.P. Morgan	LME Copper Futures^	April 29, 2014	1,434,767	1,330,626	(104,141)
39	J.P. Morgan	LME Copper Futures^	April 30, 2014	6,929,019	6,486,890	(442,129)
1	J.P. Morgan	LME Copper Futures^	May 2, 2014	176,127	166,335	(9,792)
10	J.P. Morgan	LME Copper Futures^	May 6, 2014	1,764,196	1,663,445	(100,751)
3	J.P. Morgan	LME Copper Futures^	May 13, 2014	534,081	499,083	(34,998)
6	J.P. Morgan	LME Copper Futures^	May 21, 2014	1,070,412	998,175	(72,237)
11	J.P. Morgan	LME Copper Futures^	May 27, 2014	1,930,523	1,830,092	(100,431)
16	J.P. Morgan	LME Copper Futures^	June 12, 2014	2,586,033	2,661,400	75,367
26	J.P. Morgan	LME Copper Futures^	June 13, 2014	4,205,514	4,324,236	118,722
16	J.P. Morgan	LME Copper Futures^	June 16, 2014	2,591,011	2,659,800	68,789
16	J.P. Morgan	LME Copper Futures^	June 17, 2014	2,610,033	2,660,400	50,367
2	J.P. Morgan	LME Copper Futures^	June 19, 2014	316,704	332,350	15,646
1	J.P. Morgan	LME Copper Futures^	June 20, 2014	161,800	166,157	4,357
3	J.P. Morgan	LME Copper Futures^	June 26, 2014	491,706	498,406	6,700
1	J.P. Morgan	LME Copper Futures^	June 27, 2014	166,002	166,130	128
2	J.P. Morgan	LME Nickel Futures^	April 7, 2014	164,581	190,366	25,785
1	J.P. Morgan	LME Nickel Futures^	April 15, 2014	85,436	95,216	9,780

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	J.P. Morgan	LME Nickel Futures^	April 16, 2014	$175,101	$190,440	$15,339
2	J.P. Morgan	LME Nickel Futures^	April 17, 2014	175,330	190,446	15,116
2	J.P. Morgan	LME Nickel Futures^	April 23, 2014	175,342	190,482	15,140
1	J.P. Morgan	LME Nickel Futures^	April 24, 2014	87,942	95,244	7,302
1	J.P. Morgan	LME Nickel Futures^	May 12, 2014	84,488	95,310	10,822
1	J.P. Morgan	LME Nickel Futures^	May 27, 2014	85,677	95,363	9,686
4	J.P. Morgan	LME Nickel Futures^	May 28, 2014	347,810	381,465	33,655
7	J.P. Morgan	LME Nickel Futures^	June 3, 2014	614,559	667,683	53,124
5	J.P. Morgan	LME Nickel Futures^	June 4, 2014	443,438	476,931	33,493
4	J.P. Morgan	LME Nickel Futures^	June 5, 2014	366,546	381,556	15,010
2	J.P. Morgan	LME Nickel Futures^	June 6, 2014	182,414	190,784	8,370
29	J.P. Morgan	LME Nickel Futures^	June 16, 2014	2,729,652	2,766,600	36,948
1	J.P. Morgan	LME Nickel Futures^	June 19, 2014	97,981	95,397	(2,584)
4	J.P. Morgan	LME Nickel Futures^	June 20, 2014	386,981	381,576	(5,405)
1	J.P. Morgan	LME Nickel Futures^	June 25, 2014	97,170	95,394	(1,776)
2	J.P. Morgan	LME Nickel Futures^	June 26, 2014	193,401	190,788	(2,613)
3	J.P. Morgan	LME Nickel Futures^	June 27, 2014	284,214	286,182	1,968
1	J.P. Morgan	LME Nickel Futures^	June 30, 2014	95,393	95,400	7
34	J.P. Morgan	LME Zinc Futures^	April 7, 2014	1,719,099	1,675,171	(43,928)
10	J.P. Morgan	LME Zinc Futures^	April 8, 2014	512,251	492,723	(19,528)
2	J.P. Morgan	LME Zinc Futures^	April 28, 2014	100,354	98,687	(1,667)
6	J.P. Morgan	LME Zinc Futures^	April 29, 2014	300,762	296,062	(4,700)
10	J.P. Morgan	LME Zinc Futures^	April 30, 2014	493,208	493,452	244
4	J.P. Morgan	LME Zinc Futures^	May 6, 2014	197,008	197,419	411
8	J.P. Morgan	LME Zinc Futures^	May 19, 2014	416,463	395,000	(21,463)
13	J.P. Morgan	LME Zinc Futures^	May 21, 2014	668,987	641,875	(27,112)
4	J.P. Morgan	LME Zinc Futures^	May 23, 2014	203,187	197,592	(5,595)
10	J.P. Morgan	LME Zinc Futures^	May 27, 2014	513,067	494,443	(18,624)
7	J.P. Morgan	LME Zinc Futures^	May 28, 2014	361,709	346,190	(15,519)
7	J.P. Morgan	LME Zinc Futures^	June 3, 2014	359,035	346,675	(12,360)
5	J.P. Morgan	LME Zinc Futures^	June 4, 2014	258,917	247,687	(11,230)
2	J.P. Morgan	LME Zinc Futures^	June 5, 2014	106,690	99,100	(7,590)
1	J.P. Morgan	LME Zinc Futures^	June 6, 2014	52,456	49,562	(2,894)
2	J.P. Morgan	LME Zinc Futures^	June 12, 2014	100,254	99,112	(1,142)
15	J.P. Morgan	LME Zinc Futures^	June 13, 2014	744,219	743,322	(897)
36	J.P. Morgan	LME Zinc Futures^	June 16, 2014	1,886,108	1,783,800	(102,308)
9	J.P. Morgan	LME Zinc Futures^	June 17, 2014	444,394	445,964	1,570
13	J.P. Morgan	LME Zinc Futures^	June 19, 2014	636,702	643,987	7,285
31	J.P. Morgan	LME Zinc Futures^	June 20, 2014	1,514,964	1,535,275	20,311
7	J.P. Morgan	LME Zinc Futures^	June 24, 2014	341,615	346,815	5,200
8	J.P. Morgan	LME Zinc Futures^	June 25, 2014	395,417	396,400	983

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	J.P. Morgan	LME Zinc Futures^	June 27, 2014	$99,304	$99,120	$(184)
1	J.P. Morgan	LME Zinc Futures^	June 30, 2014	49,777	49,575	(202)
154	Goldman Sachs	Soybean Futures^	May 14, 2014	10,215,342	11,272,800	1,057,458
146	Goldman Sachs	Soybean Meal Futures^	May 14, 2014	6,299,442	6,997,780	698,338
134	Goldman Sachs	Wheat Futures^	May 14, 2014	4,824,956	4,808,412	(16,544)
128	Barclays Capital	CAC40 Index Futures	April 17, 2014	7,725,557	7,743,054	17,497
105	Barclays Capital	DAX Index Futures	June 20, 2014	33,482,220	34,667,960	1,185,740
128	Barclays Capital	DJIA Mini E-CBOT Futures	June 20, 2014	10,269,281	10,478,720	209,439
3,023	Barclays Capital	Euro Stoxx 50 Index	June 20, 2014	125,294,871	129,103,714	3,808,843
131	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	14,252,634	14,290,784	38,150
734	J.P. Morgan	FTSE/JSE Top 40 Index Futures	June 19, 2014	29,599,805	30,241,246	641,441
243	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	34,783,691	35,820,278	1,036,587
134	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	18,442,722	19,040,170	597,448
379	Barclays Capital	MSCI Taiwan Stock Index Futures	April 29, 2014	11,650,864	11,836,170	185,306
137	Barclays Capital	NASDAQ 100 E-Mini Futures	June 20, 2014	9,961,559	9,826,325	(135,234)
92	Barclays Capital	S&P MID 400 E-Mini Futures	June 20, 2014	12,536,608	12,649,080	112,472
195	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	June 19, 2014	28,739,460	28,857,530	118,070
210	Barclays Capital	TOPIX Index Futures	June 12, 2014	24,499,519	24,476,094	(23,425)
156	J.P. Morgan	3-Month Euro Euribor Futures	June 15, 2015	53,547,252	53,534,927	(12,325)
261	J.P. Morgan	3-Month Euro Euribor Futures	September 14, 2015	89,536,279	89,518,612	(17,667)
354	J.P. Morgan	3-Month Euro Euribor Futures	December 14, 2015	121,351,848	121,336,799	(15,049)
417	J.P. Morgan	3-Month Euro Euribor Futures	March 14, 2016	142,843,419	142,822,921	(20,498)
943	J.P. Morgan	90-Day EURODollar Futures	September 15, 2014	235,044,020	235,113,476	69,456
1,084	J.P. Morgan	90-Day EURODollar Futures	December 15, 2014	270,051,268	270,132,801	81,533
120	J.P. Morgan	90-Day EURODollar Futures	March 16, 2015	29,867,170	29,868,000	830
140	J.P. Morgan	90-Day Sterling Futures	September 17, 2014	28,996,364	28,997,156	792
971	J.P. Morgan	90-Day Sterling Futures	December 17, 2014	200,840,380	200,812,466	(27,914)
674	J.P. Morgan	90-Day Sterling Futures	March 18, 2015	139,182,792	139,108,995	(73,797)

				1,774,034,170	1,782,822,347	8,788,177

Short Contracts:
108	Goldman Sachs	Corn Futures^	May 14, 2014	(2,411,836)	(2,710,800)	(298,964)
240	Goldman Sachs	Gold 100 OZ Futures^	June 26, 2014	(32,395,337)	(30,811,200)	1,584,137
9	J.P. Morgan	LME Aluminum Futures^	April 7, 2014	(395,813)	(392,999)	2,814
9	J.P. Morgan	LME Aluminum Futures^	April 28, 2014	(395,027)	(395,304)	(277)
17	J.P. Morgan	LME Aluminum Futures^	April 29, 2014	(746,284)	(746,900)	(616)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
9	J.P. Morgan	LME Aluminum Futures^	April 30, 2014	$(389,122)	$(395,528)	$(6,406)
5	J.P. Morgan	LME Aluminum Futures^	May 12, 2014	(214,977)	(220,476)	(5,499)
12	J.P. Morgan	LME Aluminum Futures^	May 21, 2014	(533,975)	(530,475)	3,500
11	J.P. Morgan	LME Aluminum Futures^	May 23, 2014	(479,027)	(486,513)	(7,486)
15	J.P. Morgan	LME Aluminum Futures^	May 27, 2014	(662,444)	(664,099)	(1,655)
9	J.P. Morgan	LME Aluminum Futures^	June 5, 2014	(401,606)	(399,363)	2,243
22	J.P. Morgan	LME Aluminum Futures^	June 6, 2014	(975,504)	(976,464)	(960)
7	J.P. Morgan	LME Aluminum Futures^	June 10, 2014	(308,860)	(311,006)	(2,146)
4	J.P. Morgan	LME Aluminum Futures^	June 13, 2014	(173,394)	(177,852)	(4,458)
168	J.P. Morgan	LME Aluminum Futures^	June 16, 2014	(7,275,822)	(7,479,150)	(203,328)
6	J.P. Morgan	LME Aluminum Futures^	June 17, 2014	(259,185)	(267,045)	(7,860)
16	J.P. Morgan	LME Aluminum Futures^	June 19, 2014	(695,397)	(712,440)	(17,043)
13	J.P. Morgan	LME Aluminum Futures^	June 20, 2014	(558,939)	(578,975)	(20,036)
3	J.P. Morgan	LME Aluminum Futures^	June 24, 2014	(129,835)	(133,716)	(3,881)
7	J.P. Morgan	LME Aluminum Futures^	June 25, 2014	(304,812)	(312,065)	(7,253)
1	J.P. Morgan	LME Aluminum Futures^	June 26, 2014	(43,960)	(44,590)	(630)
4	J.P. Morgan	LME Aluminum Futures^	June 27, 2014	(174,005)	(178,394)	(4,389)
5	J.P. Morgan	LME Copper Futures^	April 7, 2014	(911,646)	(831,359)	80,287
15	J.P. Morgan	LME Copper Futures^	April 16, 2014	(2,746,983)	(2,494,501)	252,482
7	J.P. Morgan	LME Copper Futures^	April 24, 2014	(1,261,273)	(1,164,216)	97,057
8	J.P. Morgan	LME Copper Futures^	April 28, 2014	(1,433,497)	(1,330,606)	102,891
8	J.P. Morgan	LME Copper Futures^	April 29, 2014	(1,433,577)	(1,330,626)	102,951
39	J.P. Morgan	LME Copper Futures^	April 30, 2014	(6,926,091)	(6,486,889)	439,202
1	J.P. Morgan	LME Copper Futures^	May 2, 2014	(176,158)	(166,335)	9,823
10	J.P. Morgan	LME Copper Futures^	May 6, 2014	(1,760,378)	(1,663,445)	96,933
3	J.P. Morgan	LME Copper Futures^	May 13, 2014	(533,994)	(499,083)	34,911
6	J.P. Morgan	LME Copper Futures^	May 21, 2014	(1,071,849)	(998,175)	73,674
11	J.P. Morgan	LME Copper Futures^	May 27, 2014	(1,930,013)	(1,830,092)	99,921
311	Goldman Sachs	LME Copper Futures^	May 28, 2014	(24,155,443)	(23,523,263)	632,180
16	J.P. Morgan	LME Copper Futures^	June 12, 2014	(2,568,141)	(2,661,400)	(93,259)
26	J.P. Morgan	LME Copper Futures^	June 13, 2014	(4,197,629)	(4,324,236)	(126,607)
169	J.P. Morgan	LME Copper Futures^	June 16, 2014	(28,823,412)	(28,094,138)	729,274
16	J.P. Morgan	LME Copper Futures^	June 17, 2014	(2,579,957)	(2,660,400)	(80,443)
2	J.P. Morgan	LME Copper Futures^	June 19, 2014	(323,932)	(332,350)	(8,418)
1	J.P. Morgan	LME Copper Futures^	June 20, 2014	(160,873)	(166,156)	(5,283)
3	J.P. Morgan	LME Copper Futures^	June 26, 2014	(495,362)	(498,406)	(3,044)
1	J.P. Morgan	LME Copper Futures^	June 27, 2014	(165,680)	(166,131)	(451)
2	J.P. Morgan	LME Nickel Futures^	April 7, 2014	(163,604)	(190,367)	(26,763)
1	J.P. Morgan	LME Nickel Futures^	April 15, 2014	(85,690)	(95,216)	(9,526)
2	J.P. Morgan	LME Nickel Futures^	April 16, 2014	(174,896)	(190,440)	(15,544)
2	J.P. Morgan	LME Nickel Futures^	April 17, 2014	(174,596)	(190,446)	(15,850)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	J.P. Morgan	LME Nickel Futures^	April 23, 2014	$(176,156)	$(190,482)	$(14,326)
1	J.P. Morgan	LME Nickel Futures^	April 24, 2014	(87,178)	(95,244)	(8,066)
1	J.P. Morgan	LME Nickel Futures^	May 12, 2014	(85,153)	(95,310)	(10,157)
1	J.P. Morgan	LME Nickel Futures^	May 27, 2014	(85,618)	(95,363)	(9,745)
4	J.P. Morgan	LME Nickel Futures^	May 28, 2014	(349,792)	(381,465)	(31,673)
7	J.P. Morgan	LME Nickel Futures^	June 3, 2014	(616,965)	(667,683)	(50,718)
5	J.P. Morgan	LME Nickel Futures^	June 4, 2014	(445,640)	(476,931)	(31,291)
4	J.P. Morgan	LME Nickel Futures^	June 5, 2014	(367,192)	(381,556)	(14,364)
2	J.P. Morgan	LME Nickel Futures^	June 6, 2014	(185,636)	(190,784)	(5,148)
11	J.P. Morgan	LME Nickel Futures^	June 16, 2014	(978,572)	(1,049,400)	(70,828)
1	J.P. Morgan	LME Nickel Futures^	June 19, 2014	(96,598)	(95,397)	1,201
4	J.P. Morgan	LME Nickel Futures^	June 20, 2014	(383,344)	(381,576)	1,768
1	J.P. Morgan	LME Nickel Futures^	June 25, 2014	(97,978)	(95,394)	2,584
2	J.P. Morgan	LME Nickel Futures^	June 26, 2014	(193,556)	(190,788)	2,768
3	J.P. Morgan	LME Nickel Futures^	June 27, 2014	(283,794)	(286,182)	(2,388)
1	J.P. Morgan	LME Nickel Futures^	June 30, 2014	(94,624)	(95,400)	(776)
34	J.P. Morgan	LME Zinc Futures^	April 7, 2014	(1,719,679)	(1,675,171)	44,508
10	J.P. Morgan	LME Zinc Futures^	April 8, 2014	(509,729)	(492,722)	17,007
2	J.P. Morgan	LME Zinc Futures^	April 28, 2014	(100,651)	(98,687)	1,964
6	J.P. Morgan	LME Zinc Futures^	April 29, 2014	(301,019)	(296,062)	4,957
10	J.P. Morgan	LME Zinc Futures^	April 30, 2014	(493,917)	(493,452)	465
4	J.P. Morgan	LME Zinc Futures^	May 6, 2014	(197,166)	(197,419)	(253)
8	J.P. Morgan	LME Zinc Futures^	May 19, 2014	(413,983)	(395,000)	18,983
13	J.P. Morgan	LME Zinc Futures^	May 21, 2014	(666,873)	(641,875)	24,998
4	J.P. Morgan	LME Zinc Futures^	May 23, 2014	(202,992)	(197,592)	5,400
10	J.P. Morgan	LME Zinc Futures^	May 27, 2014	(513,429)	(494,442)	18,987
7	J.P. Morgan	LME Zinc Futures^	May 28, 2014	(361,360)	(346,190)	15,170
7	J.P. Morgan	LME Zinc Futures^	June 3, 2014	(361,710)	(346,675)	15,035
5	J.P. Morgan	LME Zinc Futures^	June 4, 2014	(260,865)	(247,688)	13,177
2	J.P. Morgan	LME Zinc Futures^	June 5, 2014	(106,546)	(99,100)	7,446
1	J.P. Morgan	LME Zinc Futures^	June 6, 2014	(51,467)	(49,563)	1,904
2	J.P. Morgan	LME Zinc Futures^	June 12, 2014	(99,661)	(99,112)	549
15	J.P. Morgan	LME Zinc Futures^	June 13, 2014	(745,235)	(743,321)	1,914
100	J.P. Morgan	LME Zinc Futures^	June 16, 2014	(4,914,619)	(4,955,000)	(40,381)
9	J.P. Morgan	LME Zinc Futures^	June 17, 2014	(441,992)	(445,964)	(3,972)
13	J.P. Morgan	LME Zinc Futures^	June 19, 2014	(641,521)	(643,988)	(2,467)
31	J.P. Morgan	LME Zinc Futures^	June 20, 2014	(1,517,965)	(1,535,275)	(17,310)
7	J.P. Morgan	LME Zinc Futures^	June 24, 2014	(339,742)	(346,815)	(7,073)
8	J.P. Morgan	LME Zinc Futures^	June 25, 2014	(392,790)	(396,400)	(3,610)
2	J.P. Morgan	LME Zinc Futures^	June 27, 2014	(99,349)	(99,120)	229
1	J.P. Morgan	LME Zinc Futures^	June 30, 2014	(49,225)	(49,575)	(350)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
46	Goldman Sachs	Platinum Futures^	July 29, 2014	$(3,240,222)	$(3,267,840)	$(27,618)
312	Goldman Sachs	Silver Futures^	May 28, 2014	(31,660,328)	(30,813,120)	847,208
97	Goldman Sachs	Soybean Oil Futures^	May 14, 2014	(2,365,935)	(2,352,444)	13,491
187	Goldman Sachs	Sugar #11 (World Markets) Futures^	May 30, 2014	(3,515,885)	(3,721,749)	(205,864)
296	Barclays Capital	Amsterdam Index Futures	April 17, 2014	(31,680,735)	(32,908,201)	(1,227,466)
328	Barclays Capital	E-Mini Russell 2000 Futures	June 20, 2014	(38,420,430)	(38,392,400)	28,030
65	Barclays Capital	Hang Seng Index Futures	April 29, 2014	(9,140,013)	(9,276,735)	(136,722)
130	Barclays Capital	H-SHARES Index Futures	April 29, 2014	(8,264,105)	(8,447,947)	(183,842)
1,842	Barclays Capital	MSCI Emerging Markets E-Mini Futures	June 20, 2014	(85,136,072)	(90,819,810)	(5,683,738)
41	Barclays Capital	MSCI Singapore Index Futures	April 29, 2014	(2,296,386)	(2,329,820)	(33,434)
3,055	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	(281,064,159)	(284,817,650)	(3,753,491)
168	Barclays Capital	SGX S&P CNX Nifty Index Futures	April 24, 2014	(2,245,723)	(2,269,344)	(23,621)
520	Barclays Capital	SPI 200 Index Futures	June 19, 2014	(64,403,200)	(65,019,084)	(615,884)
32	J.P. Morgan	10-Year Japanese Government Bond	June 11, 2014	(44,894,866)	(44,836,893)	57,973
915	J.P. Morgan	3-Month Euro Euribor Futures	September 15, 2014	(314,185,495)	(314,255,052)	(69,557)
1,020	J.P. Morgan	3-Month Euro Euribor Futures	December 15, 2014	(350,166,697)	(350,264,413)	(97,716)
963	J.P. Morgan	3-Month Euro Euribor Futures	March 16, 2015	(330,608,903)	(330,607,895)	1,008
193	J.P. Morgan	90-Day EURODollar Futures	June 15, 2015	(47,920,654)	(47,938,788)	(18,134)
255	J.P. Morgan	90-Day EURODollar Futures	September 14, 2015	(63,168,333)	(63,185,812)	(17,479)
273	J.P. Morgan	90-Day EURODollar Futures	December 14, 2015	(67,447,159)	(67,461,712)	(14,553)
273	J.P. Morgan	90-Day EURODollar Futures	March 14, 2016	(67,246,337)	(67,260,375)	(14,038)
328	J.P. Morgan	90-Day Sterling Futures	June 17, 2015	(67,544,206)	(67,539,746)	4,460
404	J.P. Morgan	90-Day Sterling Futures	September 16, 2015	(83,001,117)	(82,987,141)	13,976
437	J.P. Morgan	90-Day Sterling Futures	December 16, 2015	(89,561,387)	(89,547,230)	14,157
462	J.P. Morgan	90-Day Sterling Futures	March 16, 2016	(94,539,604)	(94,453,445)	86,159
2,411	J.P. Morgan	Australia 10-Year Bond Futures	June 16, 2014	(257,434,049)	(258,360,901)	(926,852)
248	J.P. Morgan	Australia 3-Year Bond Futures	June 16, 2014	(24,925,272)	(24,930,605)	(5,333)
614	J.P. Morgan	Bank Acceptance Futures	December 15, 2014	(137,113,406)	(137,087,789)	25,617
152	J.P. Morgan	Bank Acceptance Futures	March 16, 2015	(33,924,990)	(33,919,854)	5,136
611	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	September 15, 2014	(136,456,125)	(136,431,810)	24,315
144	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	September 15, 2014	(40,729,833)	(40,737,968)	(8,135)
104	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	December 15, 2014	(29,413,836)	(29,418,924)	(5,088)
12	J.P. Morgan	Mini Japanese 10-Year Treasury Bond	June 10, 2014	(1,683,562)	(1,681,500)	2,062
7	J.P. Morgan	U.S. Treasury 2-Year Note Futures	June 30, 2014	(1,538,785)	(1,536,938)	1,847

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
7	J.P. Morgan	U.S. Treasury 5-Year Note Futures	June 30, 2014	$(836,666)	$(832,672)	$3,994

				(3,001,985,591)	(3,010,682,400)	(8,696,809)

				$(1,227,951,421)	$(1,227,860,053)	$91,368

Cash held as collateral at Barclays Capital, J.P. Morgan and Goldman Sachs for futures contracts was $49,055,828, $13,262,478 and $ 11,416,549, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	93,839,000	$85,277,272	$86,564,298	$1,287,026
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	93,839,000	85,278,137	86,564,298	1,286,161
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	46,983,500	19,672,769	20,286,457	613,688
Brazilian Real, Expiring 06/18/14*	The Royal Bank of Scotland	BRL	49,791,500	20,848,881	21,498,892	650,011
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	21,965,500	19,806,572	19,832,570	25,998
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	21,965,500	19,806,708	19,832,570	25,862
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	20,460,500	23,341,934	23,158,527	(183,407)
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	20,460,500	23,341,902	23,158,527	(183,375)
Chilean Peso, Expiring 06/18/14*	The Royal Bank of Scotland	CLP	102,525,000	181,460	185,489	4,029
Czech Republic Koruna, Expiring 06/18/14	Credit Suisse International	CZK	36,500,000	1,844,291	1,832,601	(11,690)
Czech Republic Koruna, Expiring 06/18/14	The Royal Bank of Scotland	CZK	36,500,000	1,844,115	1,832,601	(11,514)
Danish Krone, Expiring 06/18/14	Credit Suisse International	DKK	1,824,000	341,049	336,745	(4,304)
Danish Krone, Expiring 06/18/14	The Royal Bank of Scotland	DKK	1,824,000	341,047	336,745	(4,302)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	72,640,727	100,292,613	100,061,933	(230,680)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	78,301,726	108,137,311	107,859,908	(277,403)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	26,377,498	43,957,889	43,949,519	(8,370)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	26,377,498	43,957,893	43,949,518	(8,375)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 06/18/14	Credit Suisse International	HUF	2,461,199,999	$10,855,148	$10,985,365	$130,217
Hungarian Forint, Expiring 06/18/14	The Royal Bank of Scotland	HUF	2,461,199,999	10,855,082	10,985,365	130,283
Indonesian Rupiah, Expiring 06/18/14*	Credit Suisse International	IDR	1,000,000,000	85,559	86,804	1,245
Indonesian Rupiah, Expiring 06/18/14*	The Royal Bank of Scotland	IDR	1,000,000,000	85,560	86,804	1,244
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	5,500,000	1,580,140	1,576,077	(4,063)
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	5,500,000	1,580,026	1,576,077	(3,949)
Indian Rupee, Expiring 06/18/14*	Credit Suisse International	INR	748,377,500	12,068,587	12,298,546	229,959
Indian Rupee, Expiring 06/18/14*	The Royal Bank of Scotland	INR	748,377,500	12,068,558	12,298,547	229,989
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	10,515,404,000	103,302,440	101,920,459	(1,381,981)
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	10,709,665,000	105,215,091	103,803,332	(1,411,759)
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	25,412,418,500	23,727,171	23,780,915	53,744
Korean Won, Expiring 06/18/14*	The Royal Bank of Scotland	KRW	25,412,418,499	23,727,067	23,780,915	53,848
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	10,000,000	761,089	761,368	279
Mexican Peso, Expiring 06/18/14	The Royal Bank of Scotland	MXN	12,792,000	971,812	973,942	2,130
Malaysian Ringgit, Expiring 06/18/14*	Credit Suisse International	MYR	23,803,000	7,250,923	7,250,405	(518)
Malaysian Ringgit, Expiring 06/18/14*	The Royal Bank of Scotland	MYR	24,480,000	7,457,517	7,456,619	(898)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	212,860,501	35,394,225	35,442,057	47,832
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	212,860,501	35,394,095	35,442,057	47,962
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	186,590,000	156,541,309	160,907,798	4,366,489
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	186,589,998	156,540,568	160,907,795	4,367,227
Philippine Peso, Expiring 06/18/14*	Credit Suisse International	PHP	20,000,000	447,831	445,138	(2,693)
Philippine Peso, Expiring 06/18/14*	The Royal Bank of Scotland	PHP	20,000,000	447,837	445,138	(2,699)
Poland Zloty, Expiring 06/18/14	Credit Suisse International	PLN	103,183,500	33,797,472	33,956,230	158,758
Poland Zloty, Expiring 06/18/14	The Royal Bank of Scotland	PLN	103,183,499	33,797,085	33,956,230	159,145
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	619,653,500	16,717,927	17,362,230	644,303
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	786,616,500	21,185,051	22,040,410	855,359
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	244,683,500	38,194,160	37,758,432	(435,728)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	244,683,500	$38,194,180	$37,758,432	$(435,748)
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	21,500,000	16,971,998	17,092,684	120,686
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	21,800,000	17,208,686	17,331,187	122,501
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	65,693,000	28,899,426	30,006,744	1,107,318
Turkish Lira, Expiring 06/18/14	The Royal Bank of Scotland	TRY	65,826,000	28,957,466	30,067,495	1,110,029
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	53,072,999	1,758,652	1,746,895	(11,757)
Taiwanese Dollar, Expiring 06/18/14*	The Royal Bank of Scotland	TWD	53,072,999	1,758,655	1,746,895	(11,760)
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	52,000,000	4,797,015	4,879,651	82,636
South African Rand, Expiring 06/18/14	The Royal Bank of Scotland	ZAR	57,826,000	5,337,265	5,426,360	89,095

				$1,592,204,516	$1,605,582,596	$13,378,080

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	(66,392,500)	$(59,468,946)	$(61,245,540)	$(1,776,594)
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	(66,971,500)	(59,982,106)	(61,779,654)	(1,797,548)
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	(110,343,499)	(99,345,752)	(99,628,741)	(282,989)
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	(110,502,498)	(99,488,256)	(99,772,299)	(284,043)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	(33,767,500)	(38,284,007)	(38,220,256)	63,751
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	(34,714,500)	(39,358,637)	(39,292,132)	66,505
Chilean Peso, Expiring 06/18/14*	Credit Suisse International	CLP	(8,413,221,000)	(14,801,605)	(15,221,225)	(419,620)
Chilean Peso, Expiring 06/18/14*	The Royal Bank of Scotland	CLP	(8,413,221,000)	(14,801,694)	(15,221,225)	(419,531)
Columbian Peso, Expiring 06/18/14*	Credit Suisse International	COP	(2,807,000,000)	(1,364,038)	(1,414,883)	(50,845)
Columbian Peso, Expiring 06/18/14*	The Royal Bank of Scotland	COP	(2,807,000,000)	(1,364,044)	(1,414,883)	(50,839)
Czech Republic Koruna, Expiring 06/18/14	Credit Suisse International	CZK	(152,973,000)	(7,780,790)	(7,680,502)	100,288
Czech Republic Koruna, Expiring 06/18/14	The Royal Bank of Scotland	CZK	(152,973,000)	(7,780,945)	(7,680,502)	100,443
Danish Krone, Expiring 06/18/14	The Royal Bank of Scotland	DKK	(3,843,000)	(713,782)	(709,491)	4,291
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(40,024,000)	(55,211,985)	(55,132,691)	79,294
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(3,562)	(4,704)	(4,907)	(203)
Euro, Expiring 06/09/14	The Royal Bank of Scotland	EUR	(110,000)	(141,336)	(151,525)	(10,189)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(40,154,000)	(55,391,345)	(55,311,765)	79,580
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(4,908)	(192)
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(110,000)	(141,776)	(151,709)	(9,933)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(46,110)	(59,499)	(63,724)	(4,225)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	$(4,730)	$(4,935)	$(205)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(5,016)	(265)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(36,063,500)	(59,840,650)	(60,088,088)	(247,438)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(37,590,500)	(62,383,135)	(62,632,336)	(249,201)
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	(81,749,000)	(10,536,014)	(10,542,389)	(6,375)
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	(83,848,000)	(10,806,648)	(10,813,077)	(6,429)
Hungarian Forint, Expiring 06/18/14	Credit Suisse International	HUF	(270,000,000)	(1,194,865)	(1,205,123)	(10,258)
Hungarian Forint, Expiring 06/18/14	The Royal Bank of Scotland	HUF	(300,000,000)	(1,326,929)	(1,339,026)	(12,097)
Indonesian Rupiah, Expiring 06/18/14*	Credit Suisse International	IDR	(21,333,147,501)	(1,818,694)	(1,851,803)	(33,109)
Indonesian Rupiah, Expiring 06/18/14*	The Royal Bank of Scotland	IDR	(26,164,133,502)	(2,237,421)	(2,271,152)	(33,731)
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	(54,712,501)	(15,736,272)	(15,678,387)	57,885
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	(54,712,500)	(15,736,169)	(15,678,387)	57,782
Indian Rupee, Expiring 06/18/14*	The Royal Bank of Scotland	INR	(295,000)	(4,761)	(4,848)	(87)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(14,966,254,998)	(145,484,449)	(145,060,292)	424,157
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	(14,971,537,998)	(145,536,053)	(145,111,498)	424,555
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	(33,300,000,004)	(30,916,747)	(31,162,108)	(245,361)
Korean Won, Expiring 06/18/14*	The Royal Bank of Scotland	KRW	(34,993,668,004)	(32,498,490)	(32,747,041)	(248,551)
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	(595,789,001)	(44,760,502)	(45,361,449)	(600,947)
Mexican Peso, Expiring 06/18/14	The Royal Bank of Scotland	MXN	(595,789,001)	(44,760,744)	(45,361,448)	(600,704)
Malaysian Ringgit, Expiring 06/18/14*	Credit Suisse International	MYR	(1,000,000)	(302,204)	(304,601)	(2,397)
Malaysian Ringgit, Expiring 06/18/14*	The Royal Bank of Scotland	MYR	(2,000,000)	(606,152)	(609,202)	(3,050)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	(154,541,500)	(25,508,316)	(25,731,729)	(223,413)
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	(160,760,500)	(26,546,046)	(26,767,216)	(221,170)
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	(1,492,000)	(1,266,078)	(1,286,642)	(20,564)
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	(1,492,000)	(1,265,953)	(1,286,642)	(20,689)
Peru Nuevo Sol, Expiring 06/18/14*	Credit Suisse International	PEN	(335,500)	(117,636)	(118,143)	(507)
Peru Nuevo Sol, Expiring 06/18/14*	The Royal Bank of Scotland	PEN	(384,500)	(134,924)	(135,398)	(474)
Philippine Peso, Expiring 06/18/14*	Credit Suisse International	PHP	(257,400,000)	(5,745,213)	(5,728,933)	16,280

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Philippine Peso, Expiring 06/18/14*	The Royal Bank of Scotland	PHP	(257,400,000)	$(5,745,219)	$(5,728,933)	$16,286
Poland Zloty, Expiring 06/18/14	Credit Suisse International	PLN	(19,000,000)	(6,209,335)	(6,252,631)	(43,296)
Poland Zloty, Expiring 06/18/14	The Royal Bank of Scotland	PLN	(19,774,000)	(6,464,676)	(6,507,343)	(42,667)
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	(1,499,868,000)	(40,364,943)	(42,025,187)	(1,660,244)
Russian Ruble, Expiring 06/18/14*	The Royal Bank of Scotland	RUB	(1,499,868,000)	(40,365,068)	(42,025,187)	(1,660,119)
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	(366,504,499)	(56,800,955)	(56,557,286)	243,669
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	(377,676,500)	(58,546,740)	(58,281,298)	265,442
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	(100,334,000)	(79,226,198)	(79,766,397)	(540,199)
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	(102,334,000)	(80,805,910)	(81,356,414)	(550,504)
Thailand Baht, Expiring 06/18/14	Credit Suisse International	THB	(45,931,000)	(1,413,688)	(1,411,013)	2,675
Thailand Baht, Expiring 06/18/14	The Royal Bank of Scotland	THB	(61,590,000)	(1,897,343)	(1,892,062)	5,281
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	(8,650,000)	(3,770,598)	(3,951,081)	(180,483)
Turkish Lira, Expiring 06/18/14	The Royal Bank of Scotland	TRY	(8,750,000)	(3,815,963)	(3,996,758)	(180,795)
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	(201,500,000)	(6,626,439)	(6,632,360)	(5,921)
Taiwanese Dollar, Expiring 06/18/14*	The Royal Bank of Scotland	TWD	(222,290,000)	(7,311,863)	(7,316,661)	(4,798)
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	(132,499,502)	(12,047,123)	(12,433,679)	(386,556)
South African Rand, Expiring 06/18/14	The Royal Bank of Scotland	ZAR	(132,499,499)	(12,047,224)	(12,433,679)	(386,455)

				(1,666,029,794)	(1,677,557,440)	(11,527,646)

				$(73,825,278)	$(71,974,844)	$1,850,434

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $5,158,380 at March 31, 2014. Cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts was $500,000 at March 31, 2014

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Bank of America	The Fund receives or pays the total return on a portfolio of short position and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 08/12/2019	$(195,602)

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions
Cayman Islands
Herbalife Ltd.	(22,591)	$(1,491,669)	$197,882

Net Cash and Other Receivables/ (Payables) (b)			(393,484)

Swaps, at Value			$(195,602)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged as collateral to Bank of America is included in the collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$6,278,028

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	6,402	$338,157	$10,300

Switzerland
Coca-Cola HBC AG	10,213	290,552	(35,929)
Wolseley PLC	37,381	1,988,295	141,570

			105,641

United Kingdom
Alent PLC	2,391	12,511	154
Antofagasta PLC	29,744	409,468	5,512
ARM Holdings PLC	55,205	845,334	86,984
Associated British Foods PLC	90,278	4,110,508	78,593
AstraZeneca PLC	24,090	1,346,168	215,515
Aviva PLC	704,650	5,139,529	482,654
Babcock International Group PLC	379,159	6,701,124	1,813,453
BAE Systems PLC	553,864	3,582,787	264,908
Barratt Developments PLC	740,415	3,853,471	1,249,985
Berkeley Group Holdings PLC	3,090	111,407	23,787
BP PLC	615,053	4,799,237	142,747
British Sky Broadcasting Group PLC	19,678	270,791	28,583
BT Group PLC	117,880	786,446	(36,761)
Centrica PLC	244,273	1,439,994	(96,138)
Compass Group PLC	71,620	1,049,397	44,155
Darty PLC	24,073	23,619	23,483
Direct Line Insurance Group PLC	313,786	1,267,386	(24,405)
Drax Group PLC	192,480	2,008,181	452,862
DS Smith PLC	291,215	1,430,387	147,917
Experian PLC	48,140	840,668	28,054
G4S PLC	40,679	174,499	(10,365)
GKN PLC	917,190	4,259,602	1,716,602
GlaxoSmithKline PLC	1	27	(1)
HSBC Holdings PLC	189,994	2,173,465	(249,696)
Imperial Tobacco Group PLC	12,230	501,780	(7,228)
Inchcape PLC	292,623	2,397,613	756,508
Inmarsat PLC	95,457	1,155,231	1,975
Investec PLC	426,147	3,075,033	374,762
ITV PLC	1,282,984	3,956,865	142,294
J Sainsbury PLC	407,161	2,620,182	(473,049)
Kingfisher PLC	276,435	1,805,711	137,843
Legal & General Group PLC	536,238	1,522,747	308,035

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Lloyds Banking Group PLC	4,888,892	$5,059,634	$1,056,464
Michael Page International PLC	27,871	209,667	19,059
Mondi PLC	110,329	1,861,738	71,632
National Grid PLC	109,182	1,424,467	75,868
Next PLC	68,889	5,177,185	2,404,102
Reckitt Benckiser Group PLC	46,974	3,651,640	181,673
Rexam PLC	63,379	537,293	(22,266)
Rolls-Royce Holdings PLC	28,771	435,297	79,743
Royal Bank of Scotland Group PLC	177,386	989,376	(69,062)
RSA Insurance Group PLC	400,117	1,059	222,404
RSA Insurance Group PLC	1,066,979	2,010,768	(415,377)
Serco Group PLC	204,261	1,783,119	(347,185)
Severn Trent PLC	20,722	606,618	23,897
Shire PLC	20,958	1,104,804	(67,272)
Smith & Nephew PLC	16,885	195,382	61,066
Smiths Group PLC	39,831	909,931	(63,615)
Spirax-Sarco Engineering PLC	4,667	222,427	2,725
Sports Direct International PLC	974	11,068	2,771
Standard Life PLC	332,002	2,001,304	90,388
Tate & Lyle PLC	272,358	3,493,695	(460,292)
Tesco PLC	627,932	3,657,329	(560,293)
Travis Perkins PLC	172,677	4,726,813	710,401
United Utilities Group PLC	9,587	105,493	20,616
Vodafone Group PLC	49,479	188,604	(6,654)
Whitbread PLC	1,114	65,738	11,586
William Hill PLC	699,838	4,599,429	(617,732)
WPP PLC	61,878	1,337,170	(58,639)

			9,975,730

Total of Long Equity Positions			10,091,671

Short Positions

Switzerland
Informa PLC	(58,971)	(504,997)	(15,122)

United Kingdom
Admiral Group PLC	(119,830)	(2,453,478)	(399,807)
Aggreko PLC	(248,343)	(6,811,352)	589,853
AMEC PLC	(46,011)	(825,861)	(35,863)
Anglo American PLC	(13,350)	(315,424)	(25,731)
Ashtead Group PLC	(53,313)	(652,291)	(194,402)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Barclays PLC	(248,082)	$(1,076,042)	$110,635
BG Group PLC	(245,730)	(4,566,141)	(21,469)
British American Tobacco PLC	(92,886)	(4,848,240)	(333,474)
Bunzl PLC	(84,623)	(1,935,928)	(320,358)
Burberry Group PLC	(437,748)	(10,291,710)	114,364
Capita PLC	(128,858)	(1,801,009)	(555,155)
Carnival PLC	(66,614)	(2,650,137)	105,169
Cobham PLC	(63,942)	(296,260)	(22,961)
Croda International PLC	(52,482)	(2,182,667)	(49,221)
Diageo PLC	(172,487)	(5,425,233)	67,942
Eurasian Natural Resources Corp. PLC	(2,433)	(9,015)	104
ICAP PLC	(408,272)	(2,409,042)	(164,072)
IMI PLC	(162,434)	(3,940,339)	(12,290)
InterContinental Hotels Group PLC	(131,304)	(4,117,631)	(109,057)
Intertek Group PLC	(100,798)	(5,301,984)	126,863
John Wood Group PLC	(8,550)	(105,287)	(4,172)
Johnson Matthey PLC	(65,030)	(2,763,004)	(787,560)
Kazakhmys PLC	(16,625)	(70,277)	(2,997)
Lonmin PLC	(143,779)	(690,048)	3,118
Man Group PLC	(685,848)	(987,853)	(169,925)
Marks & Spencer Group PLC	(203,423)	(1,479,120)	(52,231)
Mitchells & Butlers PLC	(3,627)	(20,053)	(7,518)
Old Mutual PLC	(396,971)	(1,256,445)	(76,208)
Pearson PLC	(266,304)	(5,549,438)	821,581
Pennon Group PLC	(85,403)	(917,965)	(141,008)
Petrofac Ltd.	(217,869)	(4,680,138)	(549,381)
Prudential PLC	(218,931)	(4,222,876)	(412,869)
SABMiller PLC	(102,062)	(4,916,177)	(187,153)
SSE PLC	(10,160)	(240,327)	(8,532)
Standard Chartered PLC	(419,843)	(9,670,851)	891,674
Taylor Wimpey PLC	(53,667)	(103,323)	(2,171)
Telecity Group PLC	(86,296)	(1,041,453)	35,845
Vedanta Resources PLC	(29,975)	(406,109)	(45,738)
Weir Group PLC/The	(258,905)	(8,714,650)	(2,235,799)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
WM Morrison Supermarkets PLC	(115,015)	(402,025)	$(6,939)

			(4,066,913)

Total of Short Equity Positions			(4,082,035)

Total of Long and Short Equity Positions			6,009,636

Net Cash and Other Receivables/ (Payables) (b)			268,392

Swaps, at Value			$6,278,028

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $25,112,324 for total return basket swaps at March 31, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12-24 months maturity ranging from 11/10/2014 - 12/22/2014	$11,017,850

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	1,888	$206,525	$28,789
Arkema SA	55,674	6,080,307	217,850
AtoS	55,580	4,095,092	927,603
AXA SA	464	12,092	(38)
Bureau Veritas SA	1,184	34,505	1,810
Cap Gemini SA	40,525	2,020,139	1,047,868
Cie Generale des Etablissements Michelin	63,730	6,243,710	1,723,489
Dassault Systemes SA	2,653	331,188	(20,746)
Essilor International SA	771	81,844	(4,036)
Etablissements Maurel et Prom	20,876	354,205	(33,058)
European Aeronautic Defence and Space Co. NV	78,706	4,489,141	1,147,862
Groupe Eurotunnel SA	14,451	156,693	27,775
Iliad SA	12,734	2,944,478	730,105
Imerys SA	3,466	290,994	17,169
JCDecaux SA	7,812	314,335	27,562
Kering	623	132,079	(5,052)
Lagardere SCA	96,472	3,229,682	599,352
Natixis	1,549	9,492	1,885
Orange SA	71,167	885,599	165,662
Publicis Groupe SA	17,788	1,387,057	218,863
Renault SA	63,102	4,929,573	1,199,772
Rexel SA	108,500	2,542,501	303,263
Safran SA	3,469	199,153	41,178
Sanofi	27,748	2,718,139	181,504
SCOR SE	207	6,998	252
SES SA	19,381	596,970	126,127
Societe BIC SA	17,367	2,059,759	221,513
Societe Generale SA	7,058	415,612	18,847
Suez Environnement Co.	293,683	4,158,551	1,804,886
Thales SA	22,674	1,182,818	320,695
Total SA	72,704	4,136,254	649,457
Valeo SA	77,882	4,944,639	6,023,757
Vivendi SA	301,693	7,150,846	1,246,131

			18,958,096

Total of Long Equity Positions			18,958,096

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

France
Accor SA	(40,261)	$(1,493,582)	$(566,857)
Air France-KLM	(22,733)	(324,807)	(16,600)
Air Liquide SA	(5,401)	(725,038)	(6,366)
Alcatel-Lucent	(1,388,586)	(2,592,859)	(2,875,749)
Alstom SA	(76,580)	(2,690,626)	600,708
Bouygues SA	(35,087)	(1,013,778)	(448,286)
Carrefour SA	(40,049)	(1,207,880)	(341,389)
Casino Guichard Perrachon SA	(826)	(92,593)	(5,616)
CGG SA	(136,571)	(2,705,630)	516,912
Christian Dior SA	(4,305)	(792,063)	(34,782)
Cie de St-Gobain	(17,435)	(818,842)	(233,783)
CNP Assurances	(8,134)	(155,009)	(17,270)
Credit Agricole SA	(4,337)	(69,097)	745
Danone SA	(5,304)	(366,689)	(8,025)
Edenred	(6,470)	(199,869)	(3,092)
Eiffage SA	(131)	(9,631)	(169)
Electricite de France SA	(60,226)	(1,553,252)	(828,121)
Eutelsat Communications SA	(87,365)	(2,956,266)	(8,525)
Faurecia	(51,323)	(1,306,566)	(861,235)
GDF Suez	(99,556)	(2,497,045)	(226,310)
Hermes International	(3,754)	(1,326,671)	78,083
Ingenico	(5,673)	(504,489)	(25,727)
Lafarge SA	(37,408)	(2,723,488)	(196,205)
L’Oreal SA	(3,979)	(663,778)	7,321
LVMH Moet Hennessy Louis Vuitton SA	(46,103)	(8,620,672)	266,237
Neopost SA	(14,964)	(919,727)	(262,857)
Nexans SA	(6,464)	(369,872)	31,266
Pernod Ricard SA	(24,631)	(2,802,978)	(63,458)
Peugeot SA	(117,847)	(1,605,478)	(614,467)
Remy Cointreau SA	(18,129)	(1,602,459)	148,251
Schneider Electric SA	(12,540)	(1,048,279)	(63,096)
Sodexo	(3,851)	(377,152)	(26,477)
Technip SA	(41,920)	(3,978,391)	(342,923)
Vallourec SA	(164,666)	(8,911,682)	(21,507)
Veolia Environnement SA	(426,689)	(5,383,032)	(3,073,126)
Zodiac Aerospace	(3,990)	(98,566)	(42,405)

			(9,564,900)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Netherlands
Gemalto NV	(13,689)	(1,556,232)	$(39,281)

Total of Short Equity Positions			(9,604,181)

Total of Long and Short Equity Positions			9,353,915

Net Cash and Other Receivables/ (Payables) (b)			1,663,935

Swaps, at Value			$11,017,850

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$(3,237,575)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

India
Reliance Industries Ltd.	34,566	$982,286	$91,703
State Bank of India	5,150	442,278	(113,943)

			(22,240)

Korea, Republic of
Samsung Electronics Co., Ltd.	14,991	10,023,088	(571,176)

Russia
Gazprom OAO	336,637	3,104,150	(507,245)
Lukoil OAO	38,094	2,494,459	(375,741)
Rosneft OAO	40,251	321,855	(53,450)
Sistema JSFC	58,835	1,709,739	(384,189)
Surgutneftegas OAO	134,541	1,020,596	(27,488)
Tatneft OAO	17,068	623,803	(37,725)
VTB Bank OJSC	161,724	452,777	(96,666)

			(1,482,504)

Total of Long Equity Positions			(2,075,920)

Net Cash and Other Receivables/ (Payables) (b)			(1,161,655)

Swaps, at Value			$(3,237,575)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 10/16/2014	$(898,530)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Aurora Oil & Gas Ltd.	76,028	$289,491	$(220)
Dexus Property Group	27	25	2
Envestra Ltd.	5,807,125	6,197,258	(128,689)

			(128,907)

Total of Long Equity Positions			(128,907)

Short Positions

Australia
APA Group	(1,045,259)	(5,878,515)	(351,265)

Total of Long and Short Equity Positions			(480,172)

Net Cash and Other Receivables/ (Payables) (b)			(418,358)

Swaps, at Value			$(898,530)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$(103,670)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Luxembourg
AZ Electronic Materials SA	2,498,998	$16,400,968	$400,143

United Kingdom
F&C Asset Management PLC	1,074,706	2,234,144	(49,214)

Total of Long Equity Positions			350,929

Short Positions

United Kingdom
AMEC PLC	(522,439)	(9,339,819)	(444,760)

Total of Long and Short Equity Positions			(93,831)

Net Cash and Other Receivables/ (Payables) (b)			(9,839)

Swaps, at Value			$(103,670)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 to 24 months maturity ranging from 07/24/2014 - 07/23/2015	$37,701,823

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
Alkermes PLC	39,100	$1,558,486	$165,433
Covidien PLC	37,000	2,291,638	433,782
Ingersoll-Rand PLC	88,700	4,568,029	509,159
Seagate Technology PLC	50,700	2,288,705	558,607

			1,666,981

Panama
Copa Holdings SA	3,800	538,550	13,172

Singapore
Avago Technologies Ltd.	57,000	2,157,450	1,513,920
Flextronics International Ltd.	980,000	7,852,248	1,202,952

			2,716,872

Sweden
Autoliv, Inc.	24,100	2,009,365	409,070

Switzerland
Allied World Assurance Co. Holdings AG	21,854	2,086,183	168,931
TE Connectivity Ltd.	203,200	9,912,407	2,322,265
Tyco International Ltd.	245,800	8,749,433	1,672,487

			4,163,683

United Kingdom
Aon PLC	23,500	1,748,066	232,514
Delphi Automotive PLC	28,800	1,737,801	216,567

			449,081

United States
3M Co.	7,100	829,928	133,258
Abbott Laboratories	170,400	6,120,801	441,303
AbbVie, Inc.	71,100	3,439,731	214,809
Accenture PLC	34,400	2,587,568	154,800
ACE Ltd.	25,900	2,453,766	111,888
Actavis PLC	11,472	1,424,687	936,824
Activision Blizzard, Inc.	283,000	4,778,133	1,006,387
Acxiom Corp.	20,600	661,805	46,732

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Advance Auto Parts, Inc.	50,900	$4,485,196	$1,953,654
Advent Software, Inc.	19,100	627,618	(66,842)
AECOM Technology Corp.	159,601	5,298,650	(164,285)
AES Corp.	86,786	1,117,009	122,295
Aetna, Inc.	39,600	2,549,456	419,356
AGCO Corp.	34,400	1,935,982	(38,478)
Agilent Technologies, Inc.	24,400	1,220,780	143,668
Alaska Air Group, Inc.	66,700	4,085,375	2,138,402
Alexion Pharmaceuticals, Inc.	22,100	3,879,900	(517,827)
Alliant Energy Corp.	2,800	144,903	14,165
Alliant Techsystems, Inc.	26,800	2,513,861	1,295,759
Allscripts Healthcare	13,500	210,163	33,242
Allstate Corp./The	26,300	1,370,230	117,824
Alpha Natural Resources, Inc.	424,200	2,722,619	(919,769)
Altria Group, Inc.	34,800	1,295,262	7,302
Amazon.com, Inc.	29,900	9,838,772	223,176
AMDOCS Ltd.	54,300	2,118,369	404,409
Ameren Corp.	37,897	1,367,757	193,599
American Capital Ltd.	576,660	7,668,337	1,437,124
American Eagle Outfitters, Inc.	164,200	2,384,320	(374,512)
American Electric Power Co., Inc.	58,300	2,743,881	209,597
American Financial Group, Inc.	49,500	2,587,860	268,785
American International Group, Inc.	7,000	340,559	9,511

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Water Works Co., Inc.	25,800	$1,096,757	$74,563
Ameriprise Financial, Inc.	17,900	1,690,370	279,883
AmerisourceBergen Corp.	13,900	861,289	50,412
Amgen, Inc.	73,600	8,070,695	1,007,129
Anadarko Petroleum Corp.	69,700	6,427,808	(520,036)
Analog Devices, Inc.	19,900	955,142	102,344
Anixter International, Inc.	8,400	685,692	167,076
Applied Industrial Technologies, Inc.	4,000	206,480	(13,520)
Applied Materials, Inc.	250,900	4,160,423	962,955
Archer-Daniels-Midland Co.	187,800	7,022,078	1,126,564
Ariad Pharmaceuticals, Inc.	101,100	667,108	147,758
Armstrong World Industries, Inc.	9,300	506,717	(11,492)
ARRIS Group, Inc.	81,500	1,250,960	1,045,710
Arrow Electronics, Inc.	51,600	2,227,332	835,644
Arthur J. & Gallager Corp.	2,300	103,988	5,446
Ascena Retail Group, Inc.	10,600	188,112	(4,944)
Associated Banc-Corp.	48,700	810,368	69,154
Assurant, Inc.	78,000	4,155,426	911,454
AT&T, Inc.	10,300	360,040	1,181
Atmos Energy Corp.	8,000	350,923	26,117
Autodesk, Inc.	59,100	2,375,902	530,636
Avery Dennison Corp.	24,600	1,163,749	82,733
Avnet, Inc.	102,700	3,747,791	1,030,840
Axis Capital Holdings Co.	59,500	2,740,202	(12,127)
Ball Corp.	32,900	1,523,159	280,090
Barnes & Noble, Inc.	1,200	16,560	8,520
Beam, Inc.	11,900	947,842	43,428
Becton Dickinson and Co.	1,300	135,083	17,121
Bemis Co., Inc.	1,100	44,868	(1,704)
Best Buy Co., Inc.	276,100	7,966,693	(674,892)
Big Lots, Inc.	25,087	867,498	82,547
Biogen Idec, Inc.	23,200	5,373,905	1,722,279
BlackRock, Inc.	4,100	1,135,284	154,084
Bob Evans Farms, Inc.	6,000	333,555	(33,375)
Boeing Co./The	22,700	3,040,291	(191,668)
Boston Scientific Corp.	660,500	6,582,163	2,347,797
Brinker International, Inc.	20,100	831,510	222,735
Bristow Group, Inc.	13,200	916,872	79,992

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Broadridge Financial Solutions, Inc.	31,600	$1,047,131	$126,493
Brocade Communications Systems, Inc.	1,503,200	10,156,111	5,792,841
Brown & Brown, Inc.	23,400	779,009	(59,225)
Bruker Corp.	23,100	440,553	85,896
Buckle, Inc./The	7,100	396,038	(70,858)
Bunge Ltd.	22,000	1,654,329	94,891
CA, Inc.	148,800	4,412,105	196,231
Cabot Corp.	9,461	377,305	181,462
Cabot Oil & Gas Corp.	178,700	6,598,846	(544,490)
Capital One Financial Corp.	30,600	2,179,321	181,775
CapitalSource, Inc.	99,396	963,147	487,040
Cardinal Health, Inc.	99,100	5,489,058	1,445,960
Career Education Corp.	169,942	628,785	638,982
Carefusion Corp.	107,700	4,164,950	166,744
Carlisle Cos., Inc.	15,300	1,015,665	198,237
Carter’s, Inc.	23,700	1,725,492	114,813
Catamaran Corp.	20,300	977,591	(68,963)
CBOE Holdings, Inc.	13,800	732,917	48,163
CBS Corp.	32,400	1,718,059	284,262
Celanese Corp.	23,000	1,124,683	152,048
Celgene Corp.	51,600	7,718,777	(515,417)
CenterPoint Energy, Inc.	49,700	1,214,964	(37,571)
CF Industries Holdings, Inc.	16,900	3,162,641	1,242,175
Charles River Laboratories International, Inc.	37,300	1,716,603	534,079
Chevron Corp.	55,600	7,050,861	(439,465)
Chico’s FAS, Inc.	101,100	1,727,458	(106,825)
Chubb Corp./The	1,100	98,409	(179)
Church & Dwight Co., Inc.	4,400	279,845	24,063
Cigna Corp	104,900	8,382,516	400,761
Cimarex Energy Co.	25,100	2,474,213	515,448
Cinemark Holdings, Inc.	32,800	954,480	(2,952)
Cintas Corp.	24,300	1,155,951	292,572
Cisco Systems, Inc.	194,890	4,538,836	(171,351)
Citigroup, Inc.	38,100	2,010,100	(196,540)
CLARCOR, Inc.	400	22,032	908
Cleco Corp.	3,400	166,226	5,746
Cobalt International Energy, Inc.	51,300	915,377	24,439
Coca-Cola Enterprises, Inc.	131,700	4,924,213	1,365,779
Colfax Corp.	13,800	818,218	166,136
Colgate-Palmolive Co.	9,300	582,215	21,076

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Comcast Corp.	87,000	$3,891,830	$459,910
Commercial Metals Co.	202,200	3,100,371	717,165
Commvault Systems, Inc.	19,900	1,562,590	(270,085)
Computer Sciences Corp.	181,800	8,782,996	2,274,080
Compuware Corp.	190,355	2,120,523	(121,795)
Comtech Telecommunications Corp.	5,440	149,818	23,501
ConocoPhillips	100,200	6,613,200	435,870
Consolidated Edison, Inc.	14,600	849,347	(66,057)
Convergys Corp.	67,234	1,297,531	175,566
Conversant, Inc.	4,269	97,847	22,326
Con-way, Inc.	52,600	2,146,080	14,728
Cooper Cos., Inc./The	23,300	2,949,957	250,531
Copart, Inc.	4,100	149,144	55
CoreLogic, Inc.	28,000	913,267	(72,147)
Corrections Corp. of America	11,400	378,252	(21,204)
Costco Wholesale Corp.	9,800	1,162,762	(68,298)
Covance, Inc.	4,400	350,372	106,788
Crane Co.	42,053	2,675,373	316,698
Crocs, Inc.	97,851	1,401,018	125,458
Crown Holdings, Inc.	97,200	4,157,963	190,765
Cummins, Inc.	25,200	2,977,128	777,420
CVS Caremark Corp.	78,700	4,961,841	929,641
Cytec Industries, Inc.	43,200	3,247,344	969,408
Delta Air Lines, Inc.	251,500	5,120,074	3,594,401
Deluxe Corp.	6,800	323,665	33,131
Devon Energy Corp.	6,800	407,664	47,460
Dillards, Inc.	71,200	5,916,154	662,726
Discover Financial Services	167,400	8,469,784	1,271,222
DISH Network Corp.	64,400	2,932,776	1,073,548
Dolby Laboratories, Inc.	7,200	243,360	77,040
Dollar General Corp.	9,497	538,722	(11,828)
Dollar Tree, Inc.	45,448	2,427,611	(56,135)
Dominos Pizza, Inc.	64,800	4,117,611	870,045
Donaldson Co., Inc.	11,000	422,047	44,353
Dover Corp.	16,100	1,160,954	155,221
Dr Pepper Snapple Group, Inc.	19,100	925,653	114,533
Dresser-Rand Group, Inc.	12,900	783,931	(30,442)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dril-Quip, Inc.	9,300	$1,016,013	$26,517
DST Systems, Inc.	22,000	1,530,315	555,065
DTE Energy Co.	63,600	4,452,902	271,942
Dun & Bradstreet Corp./The	3,800	406,600	(29,070)
E*TRADE Financial Corp.	43,200	837,342	157,122
East West BanCorp., Inc.	37,100	1,161,042	193,108
Eastman Chemical Co.	5,100	399,825	39,846
Edison International	80,400	4,002,195	549,249
Electronic Arts, Inc.	29,300	751,134	98,859
Eli Lilly & Co.	61,500	3,115,172	504,718
EMCOR Group, Inc.	33,500	1,443,201	124,264
Endurance Specialty Holdings Ltd.	1,100	56,366	2,847
Energen Corp.	4,200	299,171	40,231
Energizer Holdings, Inc.	10,200	1,024,707	2,841
Entergy Corp.	14,400	978,928	(16,288)
EOG Resources, Inc.	19,100	3,125,864	620,983
Equifax, Inc.	33,500	2,058,240	220,765
Era Group, Inc.	4,376	110,450	17,810
Estee Lauder Cos., Inc./The	2,600	175,157	(1,269)
Esterline Technologies Corp.	7,000	573,020	172,760
Everest Re Group Ltd.	35,800	4,646,840	832,350
Exelis, Inc.	4,900	78,922	14,227
Express Scripts PLC	47,600	3,060,006	514,278
Exxon Mobil Corp.	14,300	1,367,735	29,089
EzCorp., Inc.	16,600	308,262	(129,148)
Facebook, Inc.	225,900	12,936,548	671,668
Fair Isaac Corp.	19,423	987,849	86,632
FedEx Corp.	12,700	1,466,011	217,501
Fidelity National Information Services, Inc.	43,300	1,922,031	392,354
Fifth Third BanCorp.	106,667	2,028,664	419,344
First Niagara Financial Group, Inc.	16,300	179,733	(25,698)
First Republic Bank	7,100	356,960	26,369
First Solar, Inc.	166,500	7,355,818	4,264,217
Fiserv, Inc.	21,600	992,494	232,010
FleetCor Technologies, Inc.	19,900	2,293,274	(2,784)
Foot Locker, Inc.	136,200	4,956,138	1,442,538
Forest Laboratories, Inc.	91,400	3,999,664	4,433,814
Frontier Communications Corp.	102,100	455,060	126,910

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fulton Financial Corp.	48,200	$599,608	$6,748
GameStop Corp.	100,600	4,435,389	(300,729)
Gannett Co., Inc.	47,400	1,265,468	42,772
Gap, Inc./The	215,600	9,642,263	(1,005,327)
Gartner, Inc.	29,900	1,796,093	280,163
General Cable Corp.	26,300	825,946	(152,403)
General Dynamics Corp.	5,500	464,466	134,594
Genuine Parts Co.	20,800	1,711,186	95,294
Genworth Financial, Inc.	237,400	3,449,392	759,710
GNC Holdings, Inc.	2,800	155,823	(32,567)
Goldman Sachs Group, Inc./The	44,800	7,314,209	26,271
Goodyear Tire & Rubber Co./The	154,800	2,697,132	1,347,792
Google, Inc.	5,900	6,216,727	358,882
Graco, Inc.	3,400	231,785	22,331
Graham Holdings Co.	2,432	1,371,827	339,693
Groupon, Inc.	439,900	4,316,220	(867,404)
Guess?, Inc.	104,000	3,299,875	(429,475)
H&R Block, Inc.	61,700	1,817,868	44,855
Halliburton Co.	68,500	3,644,306	389,659
Hanesbrands, Inc.	29,700	2,026,633	244,823
Hanover Insurance Group, Inc./The	26,100	1,389,252	214,332
Harman International Industries, Inc.	48,000	2,690,880	2,416,320
Harris Corp.	1,900	127,988	11,016
Harsco Corp.	45,486	1,160,651	(94,914)
Hartford Financial Services Group, Inc.	34,200	1,084,398	121,836
Hasbro, Inc.	28,000	1,270,640	286,720
HCA Holdings, Inc.	1,600	74,514	9,486
HCC Insurance Holdings, Inc.	23,900	1,095,098	(7,887)
Health Net, Inc.	87,800	2,805,653	180,425
Helix Energy Solutions Group, Inc.	109,100	2,815,089	(307,971)
Helmerich & Payne, Inc.	4,700	335,233	170,299
Henry Schein, Inc.	3,100	321,067	48,980
Hershey Co./The	11,900	1,103,129	139,231
Hess Corp.	97,700	7,238,195	859,181
Hewlett-Packard Co.	230,800	6,100,358	1,368,330
Hill-Rom Holdings, Inc.	62,100	2,202,013	191,321
Hillshire Brands Co.	94,900	3,162,562	373,412
HollyFrontier Corp.	28,948	1,278,600	98,746
Home Depot, Inc./The	84,100	6,678,631	(23,798)
Honeywell International, Inc.	30,600	2,540,225	298,231
Hormel Foods Corp.	12,800	529,536	101,120
HSN, Inc.	4,000	219,219	19,701
Hubbell, Inc.	12,000	1,276,680	161,760

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Humana, Inc.	33,700	$3,004,096	$794,568
Huntington Bancshares, Inc.	184,700	1,574,356	267,103
Huntsman Corp.	45,900	819,111	301,767
Hyatt Hotels Corp.	700	33,478	4,189
IAC/InterActiveCorp.	117,100	6,426,994	1,932,775
Ingram Micro, Inc.	184,525	3,733,834	1,720,725
Ingredion, Inc.	48,800	3,043,355	278,949
Integrated Device Technology, Inc.	38,700	386,313	86,988
Integrys Energy Group, Inc.	1,229	76,702	(3,392)
International Flavors & Fragrances, Inc.	300	23,970	4,731
International Game Technology	37,600	551,405	(22,749)
International Rectifier Corp.	25,200	628,927	61,553
Interpublic Group of Cos., Inc./The	198,400	3,112,265	288,311
Intersil Corp.	12,000	145,238	9,802
Intuit, Inc.	13,400	859,383	182,199
InvesCo., Ltd.	46,600	1,514,034	210,166
Itron, Inc.	21,600	923,968	(156,304)
ITT Corp.	121,200	3,945,811	1,236,701
Jabil Circuit, Inc.	362,100	7,762,783	(1,244,983)
Jack Henry & Associates, Inc.	5,600	272,963	39,293
Jacobs Engineering Group, Inc.	12,701	744,308	62,205
Jarden Corp.	12,400	573,822	168,070
JDS Uniphase Corp.	178,900	2,342,598	162,002
JM Smucker Co./The	11,700	1,257,744	(120,036)
Johnson & Johnson	63,900	5,742,651	534,246
Johnson Controls, Inc.	119,400	5,802,470	(152,462)
JPMorgan Chase & Co.	44,800	2,515,968	203,840
KBR, Inc.	116,900	3,885,835	(766,943)
KeyCorp.	263,800	3,176,152	580,360
Kimberly-Clark Corp.	28,700	2,858,515	305,660
KLA-Tencor Corp.	59,700	3,615,774	511,884
Kraft Foods Group, Inc.	1,700	91,560	3,810
Kroger Co./The	21,700	833,901	113,304
L-3 Communications Holdings, Inc.	38,800	3,583,956	1,000,264
Landstar System, Inc.	12,800	672,000	86,016
Lear Corp.	12,500	1,013,324	33,176
Lennox International, Inc.	15,400	1,084,378	315,636
Leucadia National Corp.	57,600	1,610,048	2,752
Lincoln Electric Holdings, Inc.	7,500	530,306	9,769

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lincoln National Corp.	2,400	$98,136	$23,472
LinkedIn Corp.	18,700	4,080,745	(622,367)
LKQ Corp.	3,100	100,957	(19,272)
Loews Corp.	63,400	2,955,525	(162,755)
Lowe’s Cos., Inc.	140,100	6,222,634	628,256
LSI Corp.	370,800	2,855,460	1,249,296
LyondellBasell Industries NV	213,400	14,598,740	4,381,056
M&T Bank Corp.	4,000	468,789	16,411
Macy’s, Inc.	72,300	3,568,160	718,507
Madison Square Garden Co./The	8,000	452,833	1,407
Magellan Health Services, Inc.	8,279	488,461	2,898
Manpower, Inc.	101,200	6,834,780	1,142,816
Marathon Oil Corp.	155,200	5,772,395	(259,691)
Marathon Petroleum Corp.	24,600	1,953,618	187,566
Marsh & McLennan Cos., Inc.	21,400	908,380	146,640
Marvell Technology Group Ltd.	406,400	5,131,170	1,269,630
Masco Corp.	71,000	1,485,035	91,875
Mastercard, Inc.	17,500	1,332,553	(25,303)
Mattel, Inc.	42,000	1,782,605	(97,985)
Maxim Integrated Products, Inc.	113,800	3,147,580	621,476
McGraw-Hill Cos., Inc.	25,000	1,481,902	425,598
McKesson Corp.	59,100	7,755,036	2,680,251
MeadWestvaco Corp.	30,100	1,102,212	30,752
Medtronic, Inc.	32,700	1,771,030	241,328
Mentor Graphics Corp.	2,600	51,033	6,219
Merck & Co., Inc.	21,920	1,233,351	11,048
Meredith Corp.	1,300	61,823	(1,464)
MGM Resorts International	11,500	269,777	27,613
Microsoft Corp.	73,900	2,674,938	354,223
MKS Instruments, Inc.	65,272	1,812,553	138,427
Mohawk Industries, Inc.	19,200	2,308,201	302,615
Mondelez International, Inc.	116,900	3,629,371	409,524
Monsanto Co.	14,600	1,520,736	140,306
Motorola Solutions, Inc.	9,500	582,006	28,749
MRC Global, Inc.	2,800	89,715	(14,227)
Murphy Oil Corp.	40,500	2,338,217	207,613
Murphy USA, Inc.	30,850	1,260,292	(8,091)
Myriad Genetics, Inc.	82,500	2,351,212	469,463
Nabors Industries Ltd.	57,934	925,660	502,413

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
National Oilwell Varco, Inc.	8,600	$651,940	$17,742
Nationstar Mortgage Holdings, Inc.	22,400	685,132	41,972
NCR Corp.	64,717	2,272,861	92,545
NetApp, Inc.	28,529	1,162,758	(110,038)
Netflix, Inc.	8,700	2,687,052	375,609
Neustar, Inc.	1,500	74,842	(26,077)
New York Times Co./The	13,400	182,525	46,883
Newell Rubbermaid, Inc.	52,700	1,430,805	144,925
News Corp.	77,000	1,290,412	35,528
NIKE, Inc.	6,600	508,852	(21,376)
NiSource, Inc.	14,500	449,736	65,449
Noble Energy, Inc.	34,300	2,249,564	187,108
Northrop Grumman Corp.	110,800	10,699,218	2,971,286
NVIDIA Corp.	167,900	2,394,945	612,144
NVR, Inc.	100	103,970	10,730
Occidental Petroleum Corp.	23,400	2,222,267	7,519
Oceaneering International, Inc.	63,900	5,143,292	(551,438)
OGE Energy Corp.	53,100	1,946,792	5,164
Oil States International, Inc.	19,400	1,999,162	(86,321)
Old Dominion Freight Line, Inc.	41,800	1,839,000	532,732
Old Republic International Corp.	56,646	804,567	124,427
Olin Corp.	2,300	53,567	9,936
Omnicare, Inc.	40,000	2,004,400	382,400
ON Semiconductor Corp.	354,100	2,827,203	501,337
Oracle Corp.	101,700	3,512,036	648,511
O’Reilly Automotive, Inc.	17,000	2,013,140	509,490
OSH 1 Liquidating Corp.	99	16	(16)
Oshkosh Corp.	59,300	2,796,380	694,611
Owens-Illinois, Inc.	191,700	5,764,628	720,583
PACCAR, Inc.	4,600	254,912	55,312
Packaging Corp. of America	28,400	1,514,449	484,059
Pall Corp.	7,400	523,772	138,306
Pandora Media, Inc.	61,800	2,173,096	(299,320)
Panera Bread Co.	4,900	895,619	(30,916)
Parker Hannifin Corp.	15,200	1,568,520	251,072
Patterson Cos., Inc.	19,000	770,585	22,855
Patterson-UTI Energy, Inc.	136,300	3,187,827	1,130,157
Paychex, Inc.	8,000	314,800	26,000
PepsiCo, Inc.	8,700	715,461	10,989
PerkinElmer, Inc.	23,900	815,796	261,138

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PetSmart, Inc.	45,800	$3,281,710	$(126,548)
Pfizer, Inc.	163,386	5,038,446	209,512
PG&E Corp.	48,400	2,027,696	63,184
Phillips 66	88,000	5,902,395	878,885
Pinnacle West Capital Corp.	28,300	1,655,459	(108,581)
PMC - Sierra, Inc.	31,469	219,654	19,825
PNC Financial Services Group, Inc./The	25,000	1,929,359	245,641
PNM Resources, Inc.	28,200	675,618	86,628
Polaris Industries, Inc.	9,200	962,561	322,771
Polycom, Inc.	251,700	2,934,218	519,106
Popular, Inc.	39,926	1,050,246	187,060
PPG Industries, Inc.	30,742	4,892,897	1,054,451
ProAssurance Corp.	15,100	798,888	(126,485)
Procter & Gamble Co.	30,100	2,393,278	32,782
Protective Life Corp.	54,701	2,358,707	518,018
Prudential Financial, Inc.	50,400	4,039,078	227,282
Pulte Group, Inc.	274,700	5,235,120	36,373
QLogic Corp.	43,721	478,376	79,066
Ralph Lauren Corp.	4,100	696,498	(36,685)
Raytheon Co.	67,500	4,711,500	1,956,825
Regal Entertainment Group	40,000	746,748	452
Regal-Beloit Corp.	11,800	811,715	46,263
Regions Financial Corp.	295,700	2,938,494	346,733
Reinsurance Group of America, Inc.	41,400	2,813,130	483,552
Reliance Steel & Aluminum Co.	95,700	6,669,515	92,647
RenaissanceRe Holdings Ltd.	5,500	499,440	37,360
ResMed, Inc.	31,600	1,528,795	(116,591)
Reynolds American, Inc.	2,700	141,145	3,089
Robert Half International, Inc.	64,400	2,348,199	353,381
Rock-Tenn Co.	15,400	1,662,294	(36,516)
Rockwell Automation, Inc.	11,000	1,092,528	277,522
Rockwood Holdings, Inc.	4,896	321,599	42,663
Ross Stores, Inc.	70,579	4,851,984	197,943
Rovi Corp.	25,100	433,239	138,539
Royal Caribbean Cruises Ltd.	16,300	809,207	80,121
RPC, Inc.	38,400	586,752	197,376
RPM International, Inc.	39,000	1,330,680	301,080
RR Donnelley & Sons Co.	21,800	350,671	39,549
Ryder System, Inc.	56,800	3,677,473	861,983
Safeway, Inc.	25,070	726,714	199,372

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sanderson Farms, Inc.	15,005	$1,046,521	$131,222
SEACOR Holdings, Inc.	20,700	1,787,330	1,564
Sears Holdings Corp.	71,600	3,310,492	109,124
SEI Investments Co.	19,800	623,725	41,753
Sempra Energy	8,400	793,112	19,672
Service Corp. International	124,000	2,312,600	152,520
ServiceNow, Inc.	5,100	315,501	(9,909)
Sherwin-Williams Co./The	16,600	2,878,342	394,016
Signet Jewelers Ltd.	72,400	5,251,346	2,412,918
Sirona Dental Systems, Inc.	7,700	533,928	41,031
SLM Corp.	146,000	3,569,937	4,143
SM Energy Co.	46,300	3,699,894	(399,167)
Smith Corp.	73,800	3,072,590	323,686
Snap-on, Inc.	14,200	1,355,248	256,168
Sonoco Products Co.	1,127	42,646	3,584
Southwest Airlines Co.	47,200	881,952	232,440
Splunk, Inc.	44,300	3,144,528	22,479
SPX Corp.	22,300	1,866,132	326,181
St. Jude Medical, Inc.	2,200	113,718	30,140
StanCorp Financial Group, Inc.	8,300	458,277	96,163
Starbucks Corp.	97,300	7,398,308	(258,434)
Starwood Hotels & Resorts Worldwide, Inc.	7,300	505,283	75,797
Steel Dynamics, Inc.	316,800	4,818,528	817,344
STERIS Corp.	5,700	253,650	18,525
Stryker Corp.	1,100	78,255	11,362
SunTrust Banks, Inc.	66,496	2,443,123	202,753
Superior Energy Services, Inc.	123,600	3,258,037	543,899
Symantec Corp.	331,400	7,930,466	(1,312,408)
Synopsys, Inc.	60,600	2,270,682	56,964
Tech Data Corp.	44,732	2,223,180	503,682
Techne Corp.	2,200	185,702	2,112
Teleflex, Inc.	14,600	1,159,386	406,318
Telephone & Data System	67,100	1,798,914	(40,223)
Tesla Motors, Inc.	26,800	5,182,171	404,289
Thermo Fisher Scientific, Inc.	40,100	3,821,982	999,642
Thor Industries, Inc.	500	26,105	4,425
Thoratec Corp.	59,764	1,985,491	154,657
TIBCO Software, Inc.	10,200	220,963	(13,699)
Time Warner, Inc.	38,400	2,478,080	30,592
Timken Co.	122,100	7,118,910	58,128
TJX Cos., Inc.	87,300	4,733,764	560,981
T-Mobile US, Inc.	19,600	590,783	56,605
Torchmark Corp.	14,900	1,036,765	135,865
Toro Co./The	2,300	134,931	10,406
Total System Services, Inc.	57,200	1,457,285	282,167
Towers Watson & Co.	57,500	6,135,149	422,726
Tractor Supply Co.	26,720	1,636,493	250,740

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Travelers Cos., Inc./The	21,500	$1,820,382	$9,268
TRW Automotive Holdings Corp.	25,700	1,834,879	262,755
Tupperware Brands Corp.	39,000	3,311,032	(44,392)
Twenty-First Century Fox, Inc.	55,700	1,708,876	71,853
Tyson Foods, Inc.	115,800	3,309,902	1,786,456
UGI Corp.	6,400	265,280	26,624
Union Pacific Corp.	25,200	4,079,559	649,473
Unit Corp.	27,100	1,246,217	525,581
United Parcel Service, Inc.	17,000	1,546,706	108,754
United States Steel Corp.	7,003	200,193	(6,840)
United Technologies Corp.	3,500	375,398	33,542
United Therapeutics Corp.	200	19,302	(496)
Universal Health Services, Inc.	56,700	4,024,127	629,242
Unum Group	91,800	2,888,028	353,430
URS Corp.	15,900	822,915	(74,661)
US BanCorp.	19,300	722,997	104,201
Valero Energy Corp.	74,500	3,268,518	687,432
Validus Holding Ltd.	31,501	1,141,045	46,858
Valmont Industries, Inc.	7,700	1,109,737	36,331
Valspar Corp./The	34,500	2,360,520	127,620
Verisk Analytics, Inc.	23,700	1,466,319	(45,267)
Verizon Communications, Inc.	34,200	1,709,344	(82,450)
Vertex Pharmaceuticals, Inc.	98,873	8,494,847	(1,502,549)
VF Corp.	9,200	557,086	12,210
Viacom, Inc.	54,700	4,333,216	315,737
Visa, Inc.	1,200	235,264	23,768
Vishay Intertechnology, Inc.	98,154	1,421,256	39,275
Visteon Corp.	8,700	662,470	106,958
WABCO Holdings, Inc.	45,300	3,660,822	1,121,046
Wabtec Corp.	18,000	1,150,830	244,170
Waddell & Reed Financial, Inc.	14,800	995,861	93,715
Walgreen Co.	64,400	4,009,529	242,803
Wal-Mart Stores, Inc.	9,200	719,752	(16,596)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Walt Disney Co./The	14,300	$985,604	$159,397
Waste Management, Inc.	12,700	538,353	(4,064)
WellCare Health Plans, Inc.	7,800	513,420	(17,964)
WellPoint, Inc.	29,200	2,628,333	278,527
Wells Fargo & Co.	84,200	3,766,372	421,736
Werner Enterprises, Inc.	11,600	285,043	10,873
Western Digital Corp.	192,500	13,390,635	4,284,715
WGL Holdings, Inc.	1,000	45,607	(5,547)
Whirlpool Corp.	48,300	6,226,353	992,565
Whiting Petroleum Corp.	65,400	3,872,961	665,145
Whole Foods Market, Inc.	11,600	644,008	(55,772)
Williams-Sonoma, Inc.	26,700	1,554,474	224,814
Wisconsin Energy Corp.	18,100	772,361	70,194
Worthington Industries, Inc.	67,300	2,387,712	186,513
WPX Energy, Inc.	21,600	436,735	(47,287)
WR Grace & Co.	64,800	5,424,070	1,002,146
Wyndham Worldwide Corp.	58,100	3,476,704	777,959
Xcel Energy, Inc.	12,700	358,446	27,127
Xerox Corp.	201,700	1,961,888	317,322
Xilinx, Inc.	5,300	237,692	49,939
Yahoo!, Inc.	403,000	11,843,889	2,623,811
Zimmer Holdings, Inc.	17,400	1,473,258	172,434
Zynga, Inc.	44,700	249,261	(57,051)

			144,948,112

Total of Long Equity Positions			154,366,971

Short Positions

Canada
Baytex Energy Corp.	(2,600)	(105,430)	(1,508)
Domtar Corp.	(5,500)	(514,654)	(102,556)
Enerplus Corp.	(14,500)	(239,830)	(50,605)
Lululemon Athletica, Inc.	(136,400)	(9,180,301)	2,007,025
Penn West Petroleum Corp.	(56,200)	(674,062)	204,230

			2,056,586

Hong Kong
Michael Kors Holdings Ltd.	(10,900)	(983,487)	(33,156)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ireland
Endo International PLC	(15,000)	$(1,072,751)	$43,001
Jazz Pharmaceuticals Co.	(43,900)	(3,187,933)	(2,900,119)
Mallinckrodt PLC	(10,000)	(547,824)	(86,276)

			(2,943,394)

Netherlands
Chicago Bridge & Iron Co. NV	(16,100)	(1,202,822)	(200,293)
Core Laboratories NV	(28,300)	(4,383,953)	(1,231,899)
QIAGEN NV	(19,500)	(469,400)	58,146
Sensata Technologies Holding NV	(63,900)	(2,360,279)	(364,417)

			(1,738,463)

Norway
Golar LNG Ltd.	(15,200)	(544,330)	(89,358)
Seadrill Ltd.	(45,800)	(1,675,963)	65,635

			(23,723)

Switzerland
Garmin, Ltd.	(22,400)	(862,954)	(374,870)
Pentair Ltd.	(30,810)	(1,871,399)	(573,066)
Weatherford International Ltd.	(127,900)	(1,872,368)	(347,977)

			(1,295,913)

United Kingdom
Ensco PLC	(31,200)	(1,641,557)	(5,179)
Liberty Global PLC	(70,700)	(2,831,718)	(46,479)
Liberty Global PLC	(125,300)	(5,280,918)	68,438
Noble Corp PLC	(77,800)	(2,591,108)	43,936

			60,716

United States
3D Systems Corp.	(25,800)	(2,437,684)	911,614
Aaron’s, Inc.	(5,900)	(158,446)	(19,970)
Abercrombie & Fitch Co.	(95,100)	(3,300,165)	(361,185)
ACI Worldwide, Inc.	(600)	(36,446)	932
Actuant Corp.	(16,401)	(575,839)	15,745
Acuity Brands, Inc.	(13,500)	(1,366,278)	(423,417)
Adobe Systems, Inc.	(20,800)	(999,856)	(367,536)
ADT Corp./The	(90,800)	(2,668,811)	(50,649)
ADTRAN, Inc.	(237,000)	(6,238,891)	453,721
Advanced Micro Device, Inc.	(831,782)	(3,235,455)	(99,991)
Aeropostale, Inc.	(87,188)	(795,186)	357,502
Aflac, Inc.	(43,800)	(2,826,227)	65,075
Air Lease Corp.	(3,900)	(118,104)	(27,327)
Air Products & Chemicals, Inc.	(7,700)	(750,784)	(165,824)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Airgas, Inc.	(3,996)	$(402,969)	$(22,645)
Akamai Technologies, Inc.	(11,200)	(636,498)	(15,454)
Albemarle Corp.	(11,500)	(731,009)	(32,821)
Alcoa, Inc.	(201,900)	(2,005,950)	(592,503)
Alere, Inc.	(58,400)	(1,751,310)	(254,730)
Allegheny Technologies, Inc.	(134,100)	(3,734,669)	(1,318,219)
Allergan, Inc.	(13,021)	(1,238,197)	(377,709)
Alliance Data Systems Corp.	(24,300)	(4,590,390)	(2,030,145)
Altera Corp.	(72,700)	(2,528,136)	(106,512)
AMC Networks, Inc.	(8,100)	(564,532)	(27,497)
American Express Co.	(29,500)	(2,184,854)	(471,031)
AMETEK, Inc.	(3,400)	(155,919)	(19,147)
Amphenol Corp.	(13,999)	(1,074,843)	(208,165)
ANN, Inc.	(17,800)	(603,521)	(134,823)
ANSYS, Inc.	(6,100)	(482,510)	12,688
AOL, Inc.	(62,400)	(2,589,188)	(142,060)
Apache Corp.	(33,400)	(2,802,798)	32,268
Apollo Group, Inc.	(70,900)	(1,322,649)	(1,104,967)
Apple, Inc.	(16,700)	(7,254,080)	(1,709,478)
ARCH Capital Group, Inc.	(14,100)	(781,422)	(29,892)
Arch Coal, Inc.	(506,353)	(2,077,050)	(363,571)
Ares Captial Corp.	(38,300)	(672,665)	(2,181)
Aruba Networks, Inc.	(89,987)	(1,593,982)	(93,274)
Ashland, Inc.	(7,546)	(674,181)	(76,495)
Assured Guaranty Ltd.	(126,800)	(2,837,568)	(373,008)
athenahealth, Inc.	(32,500)	(3,583,775)	(1,624,025)
Atmel Corp.	(262,900)	(2,021,701)	(176,143)
Atwood Oceanics, Inc.	(55,400)	(3,019,970)	228,364
Automatic Data Processing, Inc.	(2,387)	(173,965)	(10,455)
Autonation, Inc.	(25,400)	(1,188,269)	(163,773)
AutoZone, Inc.	(2,200)	(941,588)	(240,032)
Avis Budget Group, Inc.	(52,400)	(1,828,053)	(723,827)
Avon Products, Inc.	(218,100)	(4,445,090)	1,252,106
Babcock & Wilcox Co./The	(900)	(28,604)	(1,276)
Baker Hughes, Inc.	(70,800)	(3,380,608)	(1,222,808)
Bally Technologies, Inc.	(47,900)	(3,358,942)	184,609
BancorpSouth, Inc.	(1,200)	(26,880)	(3,072)
Bank of America Corp.	(83,300)	(1,160,952)	(271,808)
Bank of Hawaii Corp.	(4,300)	(236,113)	(24,510)
Bank of New York Mellon Corp./The	(41,965)	(1,333,419)	(147,526)
Baxter International, Inc.	(20,200)	(1,383,722)	(102,594)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BB&T Corp.	(27,600)	$(946,100)	$(162,592)
Bed Bath & Beyond, Inc.	(17,800)	(1,360,441)	135,801
Bill Barrett Corp.	(122,834)	(2,890,284)	(254,266)
BioMarin Pharmaceutical, Inc.	(70,200)	(4,744,112)	(44,230)
Black Hills Corp.	(9,283)	(492,370)	(42,795)
BorgWarner, Inc.	(39,800)	(1,814,283)	(632,223)
Bristol-Myers Squibb Co.	(59,400)	(2,637,960)	(447,871)
Broadcom Corp.	(30,900)	(854,489)	(118,243)
Brookdale Senior Living, Inc.	(90,400)	(2,598,623)	(430,681)
Cabela’s, Inc.	(23,600)	(1,515,147)	(30,889)
Cablevision Systems Corp.	(142,400)	(2,452,631)	50,343
Cadence Design Systems, Inc.	(67,200)	(970,669)	(73,619)
Calpine Corp.	(77,355)	(1,482,325)	(135,168)
Cameron International Corp.	(40,200)	(2,347,858)	(135,296)
Campbell Soup Co.	(66,400)	(2,865,417)	(114,615)
CARBO Ceramics, Inc.	(10,200)	(829,708)	(577,790)
CarMax, Inc.	(203,601)	(9,740,272)	211,745
Carnival Corp.	(134,200)	(4,711,155)	(369,657)
Carpenter Technology Corp.	(16,800)	(1,024,719)	(84,753)
Cash America International, Inc.	(47,413)	(2,132,470)	296,639
Caterpillar, Inc.	(76,600)	(6,581,243)	(1,030,499)
Cavium, Inc.	(94,500)	(3,534,300)	(598,185)
Centene Corp.	(3,900)	(216,372)	(26,403)
CenturyLink, Inc.	(201,600)	(6,732,968)	112,424
Cepheid, Inc.	(118,500)	(4,168,751)	(1,943,479)
Cerner Corp.	(5,700)	(283,803)	(36,822)
CH Robinson Worldwide, Inc.	(53,600)	(3,164,271)	356,167
Charles Schwab Corp./The	(719,700)	(15,612,425)	(4,056,976)
Chart Industries, Inc.	(23,500)	(2,391,125)	521,700
Charter Communications, Inc.	(26,200)	(3,528,988)	301,148
Cheesecake Factory, Inc./The	(8,689)	(376,147)	(37,710)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cheniere Energy, Inc.	(95,800)	$(3,815,257)	$(1,487,273)
Chesapeake Energy Corp.	(222,500)	(5,024,050)	(676,400)
Childrens Place Retail Stores, Inc./The	(11,800)	(663,965)	76,207
Chipotle Mexican Grill, Inc.	(12,000)	(4,907,640)	(1,908,960)
Ciena Corp.	(313,500)	(7,170,171)	41,181
Cinncinnati Financial Corp.	(35,900)	(1,778,849)	31,955
CIT Group, Inc.	(20,500)	(997,501)	(7,409)
Citrix Systems, Inc.	(31,300)	(1,898,400)	100,841
City National Corp.	(6,800)	(472,727)	(62,569)
Clean Harbors, Inc.	(32,800)	(1,815,502)	18,390
Cliffs Natural Resources, Inc.	(349,400)	(6,431,338)	(717,386)
Clorox Co./The	(18,900)	(1,675,960)	12,571
CMS Energy Corp.	(2,000)	(53,461)	(5,099)
Coach, Inc.	(325,100)	(19,208,570)	3,064,104
Coca-Cola Co./The	(84,900)	(3,447,480)	165,246
Cognizant Technology Solutions Corp.	(61,450)	(2,434,950)	(675,034)
Comerica, Inc.	(78,400)	(3,306,912)	(754,208)
Commerce Bancshares, Inc.	(105)	(4,552)	(322)
Compass Minerals International, Inc.	(12,600)	(1,068,014)	28,262
ConAgra Foods, Inc.	(39,300)	(1,180,310)	(39,169)
Concho Resources, Inc.	(42,700)	(3,847,913)	(1,382,837)
Concur Technologies, Inc.	(69,000)	(6,127,200)	(708,630)
Consol Energy, Inc.	(330,400)	(9,711,795)	(3,487,685)
Corning, Inc.	(20,000)	(333,160)	(83,240)
Covanta Holding Corp.	(64,600)	(1,136,148)	(29,882)
CR Bard, Inc.	(1,500)	(168,924)	(53,046)
Cree, Inc.	(45,967)	(2,981,823)	381,929
Crown Castle International Corp.	(24,900)	(1,809,789)	(27,333)
CST Brands, Inc.	(2,700)	(83,659)	(689)
CSX Corp.	(21,500)	(549,420)	(73,435)
Cubist Pharmaceutical, Inc.	(32,900)	(2,148,989)	(257,646)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cullen/Frost Bankers, Inc.	(4,400)	$(316,503)	$(24,629)
CVR Energy, Inc.	(33,200)	(1,330,883)	(71,817)
Cypress Semiconductor	(230,000)	(2,429,780)	67,680
Danaher Corp.	(15,099)	(1,037,150)	(95,275)
Darden Restaurants, Inc.	(57,900)	(2,809,477)	(129,527)
DaVita HealthCare Partners, Inc.	(13,500)	(920,714)	(8,762)
Dean Foods Co.	(37,931)	(558,881)	(27,532)
Deckers Outdoor Corp.	(21,800)	(1,293,951)	(444,163)
Deere & Co.	(13,500)	(1,138,275)	(87,526)
Denbury Resources, Inc.	(115,499)	(1,875,729)	(18,455)
DENTSPLY International, Inc.	(33,400)	(1,434,406)	(103,330)
DeVry, Inc.	(76,000)	(2,374,936)	(846,704)
Diamond Offshore Drilling, Inc.	(21,709)	(1,030,845)	(27,686)
Dick’s Sporting Goods, Inc.	(60,200)	(3,126,496)	(161,026)
Diebold, Inc.	(28,500)	(925,915)	(210,950)
Discovery Communications, Inc.	(26,300)	(2,210,610)	35,600
Dominion Resources, Inc.	(40,900)	(2,440,912)	(462,579)
Dow Chemical Co./The	(81,801)	(2,836,041)	(1,138,670)
DR Horton, Inc.	(160,700)	(3,158,629)	(320,526)
DreamWorks Animation SKG, Inc.	(69,900)	(1,799,528)	(56,317)
DSW, Inc.	(26,000)	(1,026,959)	94,599
Eagle Materials, Inc.	(13,400)	(1,028,747)	(159,297)
eBay, Inc.	(7,359)	(388,167)	(18,344)
Ecolab, Inc.	(38,800)	(3,623,920)	(566,092)
Edwards Lifesciences Corp.	(33,400)	(2,324,400)	(152,878)
EI du Pont de Nemours & Co.	(48,800)	(2,788,432)	(486,048)
EMC Corp.	(129,500)	(3,262,300)	(287,295)
Emerson Electric Co.	(9,900)	(594,929)	(66,391)
EQT Corp.	(11,400)	(952,128)	(153,330)
Equinix, Inc.	(59,000)	(10,854,356)	(51,204)
Exelon Corp.	(210,500)	(6,658,672)	(405,708)
Expedia, Inc.	(62,500)	(4,073,581)	(457,669)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Expeditors International of Washington, Inc.	(10,100)	$(418,561)	$18,298
F5 Networks, Inc.	(94,200)	(8,275,093)	(1,769,453)
Factset Research Systems, Inc.	(8,300)	(907,937)	13,114
Fairchild Semiconductor International, Inc.	(34,400)	(420,318)	(54,058)
Family Dollar Stores, Inc.	(35,200)	(2,359,820)	317,868
Fastenal Co.	(176,700)	(8,216,835)	(498,009)
Federated Investors, Inc.	(29,200)	(886,804)	(4,964)
Fidelity National Financial, Inc.	(50,253)	(1,265,098)	(314,856)
Finisar Corp.	(292,437)	(5,455,024)	(2,297,481)
First American Financial Corp.	(29,400)	(762,478)	(18,092)
First Horizon National Corp.	(294,100)	(3,553,236)	(75,958)
FirstEnergy Corp.	(96,900)	(3,383,122)	85,615
FirstMerit Corp.	(39,400)	(848,282)	27,580
FLIR Systems, Inc.	(37,100)	(1,081,153)	(254,447)
Flowers Foods, Inc.	(73,350)	(1,721,255)	147,898
Flowserve Corp.	(3,300)	(189,255)	(69,267)
Fluor Corp.	(7,800)	(490,152)	(116,142)
FMC Corp.	(18,300)	(1,205,295)	(195,753)
FMC Technologies, Inc.	(98,600)	(5,701,052)	545,258
Ford Motor Co.	(423,200)	(6,853,903)	251,983
Forest City Enterprises, Inc.	(361,500)	(6,625,630)	(279,020)
Fortinet, Inc.	(21,100)	(478,940)	14,107
Fortune Brands Home & Security, Inc.	(5,600)	(236,007)	359
Fossil Group, Inc.	(8,300)	(927,857)	(40,006)
Franklin Resources, Inc.	(26,097)	(1,420,025)	6,089
Freeport-McMoRan Copper & Gold, Inc.	(203,800)	(6,082,743)	(656,923)
Freescale Semiconductor Ltd.	(26,900)	(595,886)	(60,743)
Fresh Market, Inc./The	(15,900)	(578,451)	44,211
FTI Consulting, Inc.	(74,806)	(2,804,620)	310,588
GATX Corp.	(34,600)	(1,565,307)	(783,341)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
General Electric Co.	(26,500)	$(652,369)	$(33,716)
General Mills, Inc.	(9,800)	(506,310)	(1,526)
General Motors Co.	(78,400)	(2,921,847)	223,319
Genesee & Wyoming, Inc.	(12,200)	(1,146,490)	(40,814)
Genpact Ltd.	(9,700)	(174,716)	5,742
Gentex Corp.	(150,230)	(3,797,067)	(939,685)
Gilead Sciences, Inc.	(97,800)	(5,970,366)	(959,742)
Global Payments, Inc.	(55,400)	(2,969,220)	(970,274)
GrafTech International Ltd.	(169,800)	(1,338,091)	(516,125)
Great Plains Energy, Inc.	(4,700)	(115,051)	(12,037)
Greenhill & Co., Inc.	(77,100)	(3,843,421)	(164,237)
Gulfport Energy Corp.	(33,700)	(1,774,417)	(624,349)
Hain Celestial Group, Inc./The	(21,900)	(1,592,847)	(410,346)
Hancock Holding Co.	(26,000)	(849,159)	(103,741)
Harley-Davidson, Inc.	(37,000)	(2,109,022)	(355,548)
Hawaiian Electric Industries, Inc.	(2,758)	(74,107)	3,999
Hertz Global Holdings, Inc.	(69,400)	(1,896,702)	47,886
Hexcel Corp.	(60,900)	(2,136,981)	(514,605)
HMS Holdings Corp.	(38,000)	(809,818)	85,918
Hologic, Inc.	(192,300)	(4,187,181)	52,731
HomeAway, Inc.	(44,800)	(1,637,042)	(50,574)
Hospira, Inc.	(77,200)	(3,115,004)	(223,896)
Huntington Ingalls Industries, Inc.	(1,300)	(94,234)	(38,704)
IDEX Corp.	(7,022)	(411,489)	(100,344)
IDEXX Laboratories, Inc.	(14,500)	(1,444,503)	(315,797)
IHS, Inc.	(20,100)	(2,163,945)	(278,205)
Illinois Tool Works, Inc.	(2,499)	(183,152)	(20,092)
Illumina, Inc.	(1,600)	(153,585)	(84,271)
Incyte Corp Ltd.	(51,900)	(2,988,130)	210,442
Informatica Corp.	(95,500)	(3,729,275)	121,285
Intel Corp.	(39,200)	(895,928)	(115,824)
InterDigital, Inc.	(45,800)	(1,525,513)	9,075

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
International Business Machines Corp.	(6,600)	$(1,187,453)	$(82,981)
International Paper Co.	(18,800)	(828,465)	(34,079)
Intrepid Potash, Inc.	(242,300)	(4,482,828)	736,870
Intuitive Surgical, Inc.	(26,100)	(10,178,310)	(1,253,229)
IPG Photonics Corp.	(61,269)	(3,663,723)	(691,277)
Iron Mountain, Inc.	(114,586)	(3,152,104)	(7,032)
ITC Holdings Corp.	(36,900)	(1,163,703)	(214,512)
Janus Capital Group, Inc.	(169,400)	(1,832,566)	(8,812)
JB Hunt Transport Services, Inc.	(13,417)	(1,005,816)	40,866
JC Penney Co., Inc.	(279,400)	(3,516,826)	1,108,398
JetBlue Airways Corp.	(336,900)	(2,404,744)	(522,917)
Joy Global, Inc.	(88,900)	(4,498,977)	(657,223)
Juniper Networks, Inc.	(160,600)	(3,605,737)	(531,319)
Kansas City Southern	(3,500)	(347,984)	(9,226)
KAR Auction Services, Inc.	(3,400)	(98,160)	(5,030)
Kellogg Co.	(31,700)	(2,047,005)	59,098
Kennametal, Inc.	(32,800)	(1,368,311)	(84,729)
Keurig Green Mountain, Inc.	(73,388)	(6,117,464)	(1,631,575)
Key Energy Services, Inc.	(17,137)	(125,798)	(32,548)
Kinder Morgan, Inc.	(79,100)	(2,586,582)	16,623
Kirby Corp.	(50,900)	(4,250,503)	(903,122)
Knight Transportation, Inc.	(9,000)	(148,513)	(59,657)
Kohl’s Corp.	(111,300)	(5,956,030)	(365,810)
L Brands, Inc.	(85,900)	(4,572,116)	(304,427)
Laboratory Corp. of America Holdings	(49,000)	(4,666,506)	(145,784)
Lam Research Corp.	(16,500)	(831,635)	(75,865)
Lamar Advertising Co.	(96,000)	(4,269,669)	(625,371)
Laredo Petroleum, Inc.	(80,800)	(2,004,370)	(85,118)
Las Vegas Sands Corp.	(61,800)	(3,458,328)	(1,533,876)
Leap Wireless International, Inc.	(110,787)	(264,781)	(14,402)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Legg Mason, Inc.	(41,200)	$(1,408,216)	$(612,232)
Leggett & Platt, Inc.	(37,800)	(1,181,096)	(52,696)
Lennar Corp.	(159,400)	(5,663,251)	(652,177)
Level 3 Communications, Inc.	(26,300)	(567,554)	(461,828)
Lexmark International, Inc.	(8,000)	(272,394)	(97,926)
Life Time Fitness, Inc.	(50,803)	(2,796,155)	352,531
Linear Technology Corp.	(7,800)	(311,090)	(68,692)
Lions Gate Entertainment Corp.	(9,600)	(350,517)	93,909
Lockheed Martin Corp.	(11,500)	(1,347,726)	(529,534)
Lorillard, Inc.	(55,038)	(2,623,843)	(352,612)
Louisiana-Pacific Corp.	(68,200)	(1,179,139)	28,605
Manitowoc Co., Inc./The	(75,501)	(1,553,850)	(820,656)
Markel Corp.	(2,000)	(1,094,040)	(98,160)
Marriott International, Inc.	(53,500)	(2,268,984)	(728,086)
Martin Marietta Materials, Inc.	(40,600)	(4,284,419)	(926,591)
Masimo Corp.	(66,900)	(1,593,705)	(233,334)
McCormick & Co., Inc.	(10,900)	(765,338)	(16,628)
McDermott International, Inc.	(301,500)	(2,521,877)	164,147
McDonald’s Corp.	(14,862)	(1,468,930)	12,008
MDC Holdings, Inc.	(18,700)	(562,054)	33,218
MDU Resources Group, Inc.	(21,321)	(601,679)	(129,845)
Mead Johnson Nutrition Co.	(28,700)	(2,111,174)	(274,944)
Medivation, Inc.	(14,600)	(1,066,829)	127,027
MEDNAXX, Inc.	(73,000)	(3,479,384)	(1,045,156)
Men’s Wearhouse, Inc./The	(5,583)	(190,145)	(83,311)
MetLife, Inc.	(43,300)	(2,109,328)	(176,912)
Mettler-Toledo International, Inc.	(5,900)	(1,280,064)	(110,448)
Micro Devices, Inc.	(67,074)	(330,854)	(197,689)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Microchip Technology, Inc.	(22,900)	$(914,066)	$(179,638)
Micron Technology, Inc.	(198,700)	(3,827,361)	(873,881)
MICROS Systems, Inc.	(53,100)	(2,490,491)	(320,092)
Monster Beverage Corp.	(85,700)	(5,368,748)	(583,117)
Monster Worldwide, Inc.	(495,054)	(2,846,837)	(856,167)
Mosaic Co./The	(170,952)	(8,031,795)	(515,805)
MSC Industrial Direct Co., Inc.	(36,099)	(2,926,799)	(196,487)
Mylan, Inc.	(128,900)	(4,551,599)	(1,742,588)
National Fuel Gas Co.	(5,600)	(352,352)	(39,872)
National Instruments Corp.	(4,000)	(109,174)	(5,586)
Navistar International Corp.	(197,300)	(6,762,270)	79,719
Newfield Exploration Co.	(7,000)	(194,429)	(25,092)
NewMarket Corp.	(1,300)	(405,062)	(102,952)
NextEra Energy, Inc.	(2,999)	(254,795)	(31,969)
Nordson Corp.	(100)	(7,373)	324
Nordstrom, Inc.	(81,000)	(4,965,189)	(93,261)
Norfolk Southern Corp.	(7,200)	(535,031)	(164,593)
Northeast Utilities	(18,900)	(834,654)	(25,296)
Northern Trust Corp.	(9,800)	(579,572)	(62,916)
NRG Energy, Inc.	(186,706)	(5,273,400)	(663,851)
Nu Skin Enterprises	(18,200)	(1,364,757)	(143,113)
Nuance Communications, Inc.	(635,400)	(11,300,336)	390,518
Nucor Corp.	(68,300)	(3,198,641)	(253,241)
Oasis Petroleum, Inc.	(42,900)	(1,995,361)	205,144
Ocwen Financial Corp.	(90,500)	(3,827,338)	281,548
Office Depot, Inc.	(103,500)	(544,112)	116,657
ONE Gas, Inc.	(1,525)	(38,625)	(16,168)
ONEOK, Inc.	(33,000)	(1,468,821)	(486,429)
Owens & Minor, Inc.	(2,100)	(72,217)	(1,346)
Owens Corning	(137,500)	(5,380,557)	(555,318)
Palo Alto Networks, Inc.	(34,200)	(1,769,593)	(576,527)
Peabody Energy Corp.	(96,300)	(1,702,412)	128,870

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Penn National Gaming, Inc.	(4,500)	$(53,697)	$(1,743)
Penske Automotive Group, Inc.	(39,800)	(1,315,390)	(386,458)
Pepco Holdings, Inc.	(53,540)	(999,739)	(96,760)
Perrigo Co. PLC	(43,000)	(5,524,751)	(1,125,629)
Pharmacyclics, Inc.	(11,500)	(1,460,715)	308,185
Philip Morris International, Inc.	(52,900)	(4,595,680)	264,757
Pitney Bowes, Inc.	(204,400)	(3,509,887)	(1,802,469)
Plantronics, Inc.	(4,400)	(202,089)	6,509
Polypore International, Inc.	(13,900)	(630,987)	155,468
Post Holdings, Inc.	(15,400)	(785,058)	(63,790)
PPL Corp.	(86,100)	(2,667,056)	(186,298)
Praxair, Inc.	(11,800)	(1,397,421)	(148,025)
Precision Castparts Corp.	(10,200)	(2,322,479)	(255,673)
priceline.com, Inc.	(2,793)	(2,574,356)	(754,593)
Principal Financial Group, Inc.	(66,200)	(2,665,757)	(378,781)
Progressive Corp./The	(185,600)	(4,881,259)	386,027
Prosperity Bancshares, Inc.	(3,200)	(188,416)	(23,264)
PTC, Inc.	(25,400)	(743,520)	(156,402)
Public Service Enterprise Group, Inc.	(19,200)	(642,761)	(89,527)
PVH Corp.	(2,617)	(303,999)	(22,524)
QEP Resources, Inc.	(104,600)	(3,106,953)	27,529
QUALCOMM, Inc.	(31,100)	(1,967,664)	(484,882)
Quality Systems, Inc.	(56,132)	(1,209,157)	261,649
Quanta Services, Inc.	(54,500)	(1,597,705)	(413,345)
Quest Diagnostics, Inc.	(46,400)	(2,596,483)	(91,005)
Questar Corp.	(7,600)	(177,104)	(3,624)
Rackspace Hosting, Inc.	(343,900)	(14,324,783)	3,037,985
Rambus, Inc.	(4,499)	(45,080)	(3,284)
Range Resources Corp.	(74,000)	(5,852,402)	(287,378)
Red Hat, Inc.	(1,000)	(56,750)	3,770

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regeneron Pharmaceuticals, Inc.	(25,800)	$(7,594,637)	$(152,587)
Rent-A-Center, Inc.	(30,537)	(1,135,576)	323,292
Republic Services, Inc.	(16,700)	(568,311)	(2,161)
Riverbed Technology, Inc.	(231,400)	(3,802,763)	(758,131)
Rockwell Collins, Inc.	(40,400)	(2,853,304)	(365,364)
Roper Industries, Inc.	(7,900)	(1,040,430)	(14,299)
Rosetta Resources, Inc.	(81,200)	(3,748,698)	(33,598)
Rowan Cos. PLC	(67,000)	(2,339,149)	82,589
Salesforce.com, Inc.	(230,900)	(10,061,227)	(3,120,854)
Salix Pharmaceutical Ltd.	(75,552)	(5,535,151)	(2,292,791)
Sally Beauty Holdings, Inc.	(9,722)	(269,073)	2,690
SanDisk Corp.	(37,170)	(2,348,433)	(669,399)
SBA Communications Corp.	(36,900)	(3,061,192)	(295,232)
SCANA Corp.	(1,300)	(60,111)	(6,605)
Schlumberger Ltd.	(12,300)	(1,017,702)	(181,548)
Scotts Miracle-Gro Co./The	(14,500)	(727,487)	(161,073)
Scripps Networks Interactive, Inc.	(11,800)	(853,022)	(42,716)
Sealed Air Corp.	(90,200)	(2,485,010)	(479,864)
Seattle Genetics, Inc.	(9,800)	(488,322)	41,834
Semtech Corp.	(19,400)	(448,171)	(43,425)
Sigma-Aldrich Corp.	(10,100)	(853,046)	(90,092)
Signature Bank Co.	(5,600)	(507,136)	(196,168)
Silicon Laboratories, Inc.	(2,403)	(108,932)	(16,625)
Six Flags Entertainment Corp.	(11,100)	(447,188)	1,523
Skyworks Solutions, Inc.	(98,800)	(2,381,457)	(1,325,519)
SolarWinds, Inc.	(53,500)	(2,048,906)	(231,799)
Solera Holdings, Inc.	(400)	(21,959)	(3,377)
Sotheby’s	(87,600)	(3,628,998)	(185,982)
Southern Co./The	(66,600)	(2,883,559)	(42,845)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Southwestern Energy Co.	(128,500)	$(5,040,451)	$(871,834)
Spectra Energy Corp.	(71,100)	(2,525,924)	(100,510)
Spirit Aerosystems Holdings, Inc.	(30,100)	(825,006)	(23,513)
Sprint Corp.	(204,100)	(1,580,166)	(295,513)
Stanley Black & Decker, Inc.	(49,200)	(4,035,697)	38,689
Staples, Inc.	(62,055)	(994,846)	291,142
State Street Corp.	(8,000)	(554,240)	(2,160)
Stericycle, Inc.	(4,100)	(483,307)	17,465
Stifel Financial Corp.	(52,281)	(1,961,661)	(639,842)
Stratasys Ltd.	(24,300)	(2,600,291)	22,304
Strayer Education, Inc.	(11,500)	(521,077)	(12,868)
SunEdison, Inc.	(552,400)	(5,235,596)	(5,171,620)
SUPERVALU, Inc.	(295,200)	(2,075,120)	55,952
SVB Financial Group	(7,000)	(617,610)	(283,850)
Synovus Financial Corp.	(2,036,600)	(6,650,668)	(253,406)
Sysco Corp.	(42,300)	(1,497,171)	(31,128)
T Rowe Price Group, Inc.	(30,500)	(2,414,990)	(96,685)
Target Corp.	(52,600)	(3,456,089)	273,263
TCF Financial Corp.	(179,600)	(2,829,523)	(162,613)
TECO Energy, Inc.	(52,400)	(911,042)	12,382
Teekay Corp.	(6,900)	(385,405)	(2,651)
Tempur Sealy International, Inc.	(92,700)	(4,168,492)	(528,617)
Tenet Healthcare Corp.	(255,575)	(10,870,617)	(70,549)
Teradata Corp.	(116,700)	(5,849,575)	109,102
Teradyne, Inc.	(122,500)	(2,163,188)	(273,337)
Terex Corp.	(46,600)	(1,849,195)	(215,185)
Tesoro Corp.	(71,400)	(3,583,376)	(28,750)
Texas Instruments, Inc.	(4,600)	(171,396)	(45,494)
Textron, Inc.	(211,703)	(5,996,418)	(2,321,393)
Theravance, Inc.	(52,500)	(1,936,081)	311,731

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tidewater, Inc.	(42,600)	$(2,450,258)	$379,046
Tiffany & Co.	(82,000)	(6,463,240)	(601,060)
Toll Brothers, Inc.	(32,500)	(1,099,644)	(67,106)
Transdigm, Inc.	(7,600)	(1,369,745)	(37,774)
TreeHouse Foods, Inc.	(6,150)	(427,486)	(15,252)
Trimble Navigation Ltd.	(152,300)	(4,506,846)	(1,413,055)
Trinity Industries, Inc.	(19,000)	(750,516)	(618,814)
TripAdvisor, Inc.	(72,900)	(6,181,593)	(422,418)
Triumph Group, Inc.	(53,000)	(4,040,819)	618,079
tw telecom, Inc.	(5,100)	(149,975)	(9,451)
Ultra Petroleum Corp.	(225,100)	(4,868,012)	(1,184,927)
Ultra Salon, Inc.	(34,100)	(3,296,710)	(27,358)
Under Armour, Inc.	(90,000)	(5,626,196)	(4,691,404)
United Continental Holdings, Inc.	(85,700)	(2,746,570)	(1,078,221)
United Natural Foods, Inc.	(16,747)	(1,014,470)	(173,227)
United Rentals, Inc.	(37,100)	(2,614,927)	(907,347)
UnitedHealth Group, Inc.	(25,100)	(1,793,395)	(264,554)
Universal Corp.	(4,100)	(254,610)	25,461
Urban Outfitters, Inc.	(95,618)	(4,000,086)	512,897
Vail Resorts, Inc.	(7,800)	(513,474)	(30,186)
Valley National Bancorp.	(60,899)	(593,765)	(40,193)
Vantiv, Inc.	(5,000)	(155,242)	4,142
Varian Medical Systems, Inc.	(32,900)	(2,418,612)	(344,659)
VCA Antech, Inc.	(64,300)	(1,805,544)	(266,845)
Vectren Corp.	(400)	(14,552)	(1,204)
VeriSign, Inc.	(54,500)	(2,586,937)	(351,158)
VMware, Inc.	(21,100)	(1,789,420)	(489,802)
Volcano Corp.	(97,600)	(1,939,435)	15,739
Vulcan Materials Co.	(1,700)	(104,970)	(7,995)
Waste Connections, Inc.	(2,700)	(116,478)	(1,944)
Watsco, Inc.	(15,000)	(1,424,100)	(74,550)
Webster Financial Corp.	(18,900)	(504,985)	(82,049)
Wendy’s Co./The	(55,264)	(504,054)	46

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WESCO International, Inc.	(24,000)	$(1,821,596)	$(175,684)
Westar Energy, Inc.	(10,101)	(329,007)	(26,144)
Western Union Co./The	(646,700)	(11,216,137)	636,125
Westlake Chemical Corp.	(2,200)	(118,235)	(27,361)
Williams Cos., Inc./The	(121,100)	(4,420,089)	(494,149)
Woodward, Inc.	(54,400)	(2,275,859)	16,627
World Fuel Services Corp.	(7,410)	(276,119)	(50,662)
WR Berkley Corp.	(7,901)	(325,948)	(2,892)
WW Grainger, Inc.	(1,900)	(498,788)	18,734
Wynn Resorts Ltd.	(200)	(41,321)	(3,109)
Xylem, Inc.	(48,700)	(1,651,327)	(122,327)
Yum! Brands, Inc.	(15,700)	(1,118,541)	(65,082)
Zions BanCorp.	(203,200)	(6,149,731)	(145,405)

			(105,857,527)

Total of Short Equity Positions			(109,774,874)

Total of Long and Short Equity Positions			44,592,097

Net Cash and Other Receivables/ (Payables) (b)			(6,890,274)

Swaps, at Value			$37,701,823

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Morgan Stanley Capital Services, Inc. in the amount of $224,159,333 for total return basket swaps at March 31, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 to 24 months maturity ranging from 07/24/2014 - 07/23/2015	$26,435,264

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Nordion, Inc.	154,177	$1,781,235	$(5,116)

Ireland
Endo International PLC	830	—	56,979

Switzerland
Foster Wheeler AG	580,600	18,150,418	672,634

United States
Aaron’s, Inc.	377,561	11,231,529	185,915
ArthroCare Corp.	165,361	8,074,313	(105,566)
ATMI, Inc.	306,036	10,344,864	63,421
Beam, Inc.	468,144	38,991,098	5,298
BRE Properties, Inc.	460,811	28,571,891	357,823
CapitalSource, Inc.	1,066,241	13,673,904	1,882,552
Compuware Corp.	110,554	1,210,566	(49,749)
Emeritus Corp.	181,741	5,684,113	29,824
EPL Oil & Gas, Inc.	172,726	6,519,693	147,530
Forest Laboratories, Inc.	401,808	38,842,254	(1,767,429)
Hi-Tech Pharmacal Co., Inc.	177,045	7,626,703	44,657
Hudson City BanCorp., Inc.	3,656,343	34,135,509	1,806,343
Jones Group, Inc./The	727,222	10,790,564	95,949
Jos A Bank Clothiers, Inc.	354,270	20,209,829	2,569,732
LSI Corp.	2,859,769	31,405,298	252,345
Micro Devices, Inc.	580,679	4,069,790	505,961
Omnicom Group, Inc.	519,038	34,058,531	3,623,627
Riverbed Technology, Inc.	894,131	17,984,229	(360,907)
Safeway, Inc.	115,525	4,464,781	(197,287)
Sirius XM Holdings, Inc.	5,079,562	19,031,601	(2,777,002)
Sterling Financial Corp.	94,745	2,754,843	403,007
Taylor Capital Group, Inc.	16,000	376,530	6,190
Texas Industries, Inc.	112,268	9,065,409	996,049
Time Warner Cable, Inc.	340,429	48,057,556	(1,357,505)
Tower Group International Ltd.	19,471	51,917	654
UNS Energy Corp.	582,965	34,626,297	369,092

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zale Corp.	138,224	$2,887,916	$2,347

			6,732,871

Total of Long Equity Positions			7,457,368

Short Positions

United Kingdom
Liberty Global PLC	(103,494)	(4,304,461)	(890)
Liberty Global PLC	(255,339)	(10,185,493)	(209,357)

			(210,247)

United States
Actavis PLC	(136,888)	(29,904,611)	1,726,216
Applied Materials, Inc.	(1,189,980)	(21,568,942)	(2,730,450)
Brookdale Senior Living, Inc.	(173,361)	(5,764,581)	(44,747)
Comcast Corp.	(953,721)	(50,122,799)	2,417,675
Energy XXI Bermuda Ltd.	(84,608)	(1,842,922)	(151,288)
Essex Property Trust, Inc.	(136,892)	(22,922,148)	(356,336)
Liberty Media Corp.	(123,051)	(17,243,077)	1,156,619
Louisiana-Pacific Corp.	(197,632)	(3,361,447)	27,395
M&T Bank Corp.	(307,446)	(35,343,602)	(1,949,598)
Martin Marietta Materials, Inc.	(78,806)	(9,169,846)	(944,904)
MB Financial, Inc.	(9,068)	(275,508)	(5,237)
PacWest Bancorp.	(302,793)	(11,281,957)	(1,741,170)
TriQuint Semiconductor, Inc.	(344,251)	(4,159,595)	(449,926)
Umpqua Holdings Corp.	(160,291)	(2,634,625)	(353,199)

			(3,398,950)

Total of Short Equity Positions			(3,609,197)

Total of Long and Short Equity Positions			3,848,171

Net Cash and Other Receivables/ (Payables) (b)			22,587,093

Swaps, at Value			$26,435,264

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the USD Discount Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	12 to 24 months maturity ranging from 07/30/2014 - 10/20/2015	$(12,549,159)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Ainsworth Lumber Co., Ltd.	1,773,922	$6,273,760	$112,681
Fortis, Inc.	100	3,013	54
Osisko Mining Corp.	1,131,328	6,382,182	658,556
Shoppers Drug Mart Corp.	723,545	39,022,385	790,588

			1,561,879

Total of Long Equity Positions			1,561,879

Short Positions

Canada
Fortis, Inc.	(300)	(8,528)	(26)
Goldcorp, Inc.	(164,211)	(3,689,385)	(316,739)
Loblaw Cos., Ltd.	(189,770)	(7,709,250)	(341,598)

			(658,363)

Total of Short Equity Positions			(658,363)

Total of Long and Short Equity Positions			903,516

Net Cash and Other Receivables/ (Payables) (b)			(13,452,675)

Swaps, at Value			$(12,549,159)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	24 months maturity 02/29/2016	$(611,400)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Sweden
Scania AB	684,705	$20,732,944	$(581,483)

Net Cash and Other Receivables/ (Payables) (b)			(29,917)

Swaps, at Value			$(611,400)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Effective Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 to 24 months maturity ranging from 04/30/2014 - 06/29/2015	$(2,876,478)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Finland
Pohjola Bank PLC	2,884	$66,582	$(2,376)

France
Bourbon SA	78,968	2,588,369	6,279

Netherlands
Ziggo NV	453,537	20,196,555	(55,217)

Total of Long Equity Positions			(51,314)

Short Positions

France
Publicis Groupe SA	(421,980)	(35,017,186)	(3,079,633)

Total of Long and Short Equity Positions			(3,130,947)

Net Cash and Other Receivables/ (Payables) (b)			254,469

Swaps, at Value			$(2,876,478)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	12 months maturity 10/14/2015	$2,754,097

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Tokyo Electron Ltd.	371,108	$20,397,088	$2,667,500

Net Cash and Other Receivables/ (Payables) (b)			86,597

Swaps, at Value			$2,754,097

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley and Co., International PLC	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	Maturity ranging from January 2016 - March 2016	$(1,990,025)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2014.

WRITTEN OPTIONS

NUMBER OF CONTRACTS	ISSUER	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
512	Safeway, Inc. (Exercise price $39)	March 22, 2014	(77)	$(16)	$61
221,200	Sirius XM Holdings, Inc. (Exercise price $3.50)	April 19, 2014	(36,210)	(4,424)	31,787
143,400	Sirius XM Holdings, Inc. (Exercise price $3.50)	June 21, 2014	(64,530)	(15,774)	48,756
2,900	Time Warmer Cable, Inc. (Exercise price $130)	April 19, 2014	(22,446)	(22,040)	406
2,900	Time Warmer Cable, Inc. (Exercise price $130)	July 19, 2014	(26,216)	(27,840)	(1,624)
2,900	Time Warmer Cable, Inc. (Exercise price $130)	January 17, 2015	(27,956)	(38,280)	(10,324)

					69,062

Net Cash and Other Receivables/ Payables (b)					(2,059,087)

Swaps, at Value					$(1,990,025)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged as collateral to Morgan Stanley and Co., International PLC is included in the collateral for total return swap contracts.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

LONG INVESTMENTS - 135.6%	SHARES	VALUE (Note 3)
COMMON STOCKS - 52.9%

Belgium - 0.3%
Belgacom SA (a)	34,274	$1,073,895
Colruyt SA (a)	8,341	459,796
KBC Groep NV (a)	951	58,568
Umicore SA (a)	8,426	429,674

		2,021,933

Denmark - 1.3%
AP Moeller - Maersk A/S, Class B (a)	336	4,021,503
Coloplast A/S, Class B (a)	4,009	324,132
Jyske Bank A/S †(a)	39,629	2,172,036
TDC A/S (a)	160,062	1,480,473
Tryg A/S (a)	3,173	313,865

		8,312,009

Finland - 1.4%
Elisa OYJ †(a)	36,545	1,051,267
Fortum OYJ (a)	29,971	681,134
Neste Oil OYJ (a)	143,607	2,927,058
Orion OYJ, Class B (a)	26,427	797,826
Sampo, A Shares (a)	11,494	596,650
Stora Enso OYJ, R Shares (a)	142,981	1,530,228
UPM-Kymmene OYJ (a)	75,514	1,291,963

		8,876,126

Germany - 4.9%
Allianz SE (a)	910	153,807
Axel Springer SE (a)	15,941	1,020,098
Bayer AG (a)	13,648	1,848,264
Bilfinger SE (a)	1,498	190,364
Brenntag AG (a)	14,317	2,658,890
Continental AG (a)	12,925	3,099,641
Deutsche Post AG (a)	96,834	3,600,043
Deutsche Telekom AG (a)	213,108	3,457,800
Fresenius Medical Care AG & Co. KGaA (a)	6,550	458,282
GEA Group AG (a)	11,850	541,394
Hannover Rueck SE (a)	6,563	587,065
K+S AG (a)	5,979	196,339
Linde AG (a)	4,166	834,144
Merck KGaA (a)	19,531	3,289,143
Muenchener Rueckversicherungs AG (a)	20,700	4,523,306
ProSiebenSat.1 Media AG (a)	20,989	962,749

	SHARES	VALUE (Note 3)
Germany - 4.9% (continued)
Rhoen Klinikum AG (a)	13,807	$442,212
Siemens AG (a)	2,983	402,295
Stada Arzneimittel AG (a)	11,472	491,414
Suedzucker AG (a)	33,381	952,035
Symrise AG (a)	4,153	207,484
United Internet AG (a)	2,496	117,079
Wirecard AG (a)	2,480	102,974

		30,136,822

Italy - 2.1%
A2A SpA	2,009,935	2,602,197
Atlantia SpA	65,725	1,688,779
Autogrill SpA †	127,584	1,307,419
Enel SpA (a)	75,056	424,530
Eni SpA (a)	16,346	409,899
Gtech Spa	44,299	1,345,870
Luxottica Group SpA	8,165	471,781
Pirelli & C. SpA	37,605	591,552
Prysmian SpA	16,307	405,805
Snam SpA	157,259	921,149
Terna Rete Elettrica Nazionale SpA	462,622	2,475,846
Tod’s SpA	1,350	175,206

		12,820,033

Japan - 30.6%
Aeon Co., Ltd. (a)	83,600	940,950
Aisin Seiki Co., Ltd. (a)	47,100	1,700,147
Alfresa Holdings Corp. (a)	33,300	2,171,488
Asahi Kasei Corp. (a)	506,000	3,430,984
Astellas Pharma, Inc. (a)	23,000	273,069
Bank of Kyoto Ltd./The (a)	12,000	98,907
Bank of Yokohama Ltd./The (a)	250,000	1,247,037
Benesse Holdings, Inc. (a)	21,100	807,040
Bridgestone Corp. (a)	51,400	1,821,651
Brother Industries Ltd. (a)	133,100	1,861,034
Calbee, Inc. (a)	10,500	247,407
Canon, Inc. (a)	6,300	195,526
Central Japan Railway Co. (a)	48,700	5,688,695
Chiba Bank Ltd./The (a)	141,000	867,886
Chiyoda Corp. (a)	231,000	2,980,578
Chubu Electric Power Co., Inc. †(a)	26,800	315,316
Chugoku Bank Ltd./The (a)	6,700	89,288
Coca-Cola West Co., Ltd. (a)	68,200	1,191,251

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 30.6% (continued)
Dai Nippon Printing Co., Ltd. (a)	156,000	$1,491,828
Daicel Corp. (a)	137,000	1,123,225
Daihatsu Motor Co., Ltd. (a)	70,100	1,237,789
Daiichi Sankyo Co., Ltd. (a)	29,000	488,663
Daiwa House Industry Co., Ltd. (a)	44,000	747,042
Denso Corp. (a)	54,500	2,613,620
East Japan Railway Co. (a)	31,400	2,312,847
Electric Power Development Co., Ltd. (a)	49,600	1,395,020
FamilyMart Co., Ltd. (a)	20,500	901,509
Fuji Electric Co., Ltd.	668,000	2,986,431
Fuji Heavy Industries Ltd. (a)	122,500	3,317,284
FUJIFILM Holdings Corp. (a)	82,500	2,214,460
Fujitsu Ltd.	149,000	900,634
Fukuoka Financial Group, Inc. (a)	260,000	1,067,978
Gunma Bank Ltd./The (a)	25,000	135,974
Hachijuni Bank Ltd./The (a)	16,000	90,924
Hakuhodo DY Holdings, Inc. (a)	5,400	37,609
Hikari Tsushin, Inc. (a)	17,100	1,444,181
Hino Motors Ltd. (a)	131,900	1,953,466
Hirose Electric Co., Ltd. (a)	2,000	274,967
Hiroshima Bank Ltd./The (a)	33,000	137,783
Hisamitsu Pharmaceutical Co., Inc. (a)	1,700	76,717
Hitachi Chemical Co., Ltd. (a)	96,500	1,312,669
Hokuhoku Financial Group, Inc.	155,000	297,195
Hokuriku Electric Power Co. (a)	15,400	199,678
Hoya Corp. (a)	85,700	2,680,783
Ibiden Co., Ltd. (a)	10,500	207,165
Idemitsu Kosan Co., Ltd. (a)	22,000	452,557
IHI Corp. (a)	5,000	21,038
ITOCHU Corp. (a)	106,400	1,244,925
Itochu Techno-Solutions Corp. (a)	16,300	688,402
Iyo Bank Ltd./The (a)	15,700	149,865
J Front Retailing Co., Ltd. (a)	21,000	144,519
Japan Airlines Co., Ltd. (a)	122,200	6,014,023
Japan Petroleum Exploration Co. (a)	7,800	259,702
JGC Corp. (a)	161,000	5,593,044
Joyo Bank Ltd./The (a)	64,000	318,998
JSR Corp. (a)	9,200	170,208
JTEKT Corp. (a)	31,100	461,677
JX Holdings, Inc. (a)	9,400	45,318
Kamigumi Co., Ltd. (a)	17,000	165,172

	SHARES	VALUE (Note 3)
Japan - 30.6% (continued)
Kaneka Corp. (a)	181,000	$1,095,272
KDDI Corp. (a)	56,000	3,251,640
Keyence Corp. (a)	2,100	865,130
Kinden Corp. (a)	25,000	241,888
Koito Manufacturing Co., Ltd. (a)	26,000	440,915
Konica Minolta, Inc. (a)	160,500	1,501,580
Kuraray Co., Ltd. (a)	31,000	354,677
Kurita Water Industries Ltd. (a)	87,700	1,904,092
Kyocera Corp. (a)	4,700	211,818
Lawson, Inc. (a)	8,400	594,378
LIXIL Group Corp. (a)	2,400	66,227
Mabuchi Motor Co., Ltd. (a)	1,900	124,574
Makita Corp. (a)	4,500	247,741
Marubeni Corp. (a)	143,000	959,980
Maruichi Steel Tube Ltd. (a)	28,500	737,557
Medipal Holdings Corp. (a)	54,100	828,416
MEIJI Holdings Co., Ltd. (a)	14,400	907,704
Miraca Holdings, Inc. (a)	21,800	954,982
Mitsubishi Electric Corp. (a)	57,000	641,637
Mitsubishi Heavy Industries, Ltd. (a)	167,000	966,324
Mitsubishi Tanabe Pharma Corp. (a)	67,100	938,934
Mitsubishi UFJ Financial Group, Inc. (a)	224,800	1,237,925
Mitsui & Co., Ltd. (a)	13,200	186,563
Mizuho Financial Group, Inc.	650,400	1,288,997
MS&AD Insurance Group Holdings (a)	71,200	1,629,855
Murata Manufacturing Co., Ltd. (a)	21,100	1,994,393
Namco Bandai Holdings, Inc. (a)	219,900	5,215,970
Nexon Co., Ltd. (a)	75,200	631,540
NGK Spark Plug Co., Ltd. (a)	10,000	224,720
NHK Spring Co., Ltd. (a)	105,500	981,106
Nippon Express Co., Ltd. (a)	90,000	440,161
Nippon Telegraph & Telephone Corp. (a)	83,100	4,515,789
Nippon Yusen KK	44,000	127,790
Nishi-Nippon City Bank Ltd./The (a)	75,000	168,582
Nissin Foods Holdings Co., Ltd. (a)	1,900	85,745
Nitori Holdings Co., Ltd. (a)	26,400	1,145,657
NKSJ Holdings, Inc. (a)	10,400	267,014
Nomura Research Institute Ltd. (a)	25,100	791,814
NTT DOCOMO, Inc. (a)	83,300	1,312,599
Omron Corp. (a)	52,900	2,188,829
Ono Pharmaceutical Co., Ltd. (a)	800	69,546

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 30.6% (continued)
Oracle Corp. Japan (a)	3,300	$149,636
Oriental Land Co., Ltd. (a)	9,700	1,474,609
Osaka Gas Co., Ltd. (a)	359,000	1,356,835
Otsuka Corp. (a)	19,700	2,569,523
Otsuka Holdings Co., Ltd. (a)	150,300	4,496,263
Park24 Co., Ltd. (a)	13,700	260,316
Resona Holdings, Inc. (a)	819,700	3,961,227
Ricoh Co., Ltd. (a)	137,000	1,588,214
Rinnai Corp. (a)	4,700	413,422
Rohm Co., Ltd. (a)	43,200	1,928,983
Sankyo Co., Ltd. (a)	32,700	1,376,223
Santen Pharmaceutical Co., Ltd. (a)	1,600	70,795
Secom Co., Ltd. (a)	22,500	1,293,417
Sega Sammy Holdings, Inc. (a)	26,900	603,873
Seiko Epson Corp. (a)	155,700	4,865,120
Sekisui Chemical Co., Ltd. (a)	339,000	3,520,937
Seven & I Holdings Co., Ltd. (a)	54,300	2,069,073
Seven Bank Ltd. (a)	118,500	465,041
Shimadzu Corp. (a)	72,000	639,700
Shimamura Co., Ltd. (a)	16,300	1,410,505
Shimano, Inc. (a)	200	20,117
Shionogi & Co., Ltd. (a)	78,800	1,456,776
Showa Shell Sekiyu KK (a)	114,600	1,023,281
SMC Corp. (a)	3,200	843,946
SoftBank Corp. (a)	18,500	1,398,013
Stanley Electric Co., Ltd. (a)	43,000	954,268
Sumitomo Corp. (a)	8,900	113,169
Sumitomo Metal Mining Co., Ltd. (a)	26,000	325,881
Sumitomo Mitsui Financial Group, Inc. (a)	56,400	2,417,526
Sumitomo Rubber Industries Ltd. (a)	56,600	719,944
Suntory Beverage & Food Ltd. (a)	4,600	158,484
Suruga Bank Ltd. (a)	24,000	422,774
Suzuken Co., Ltd. (a)	2,600	100,577
Suzuki Motor Corp. (a)	46,400	1,209,769
Sysmex Corp. (a)	13,600	433,601
Taisei Corp. (a)	205,000	914,864
Taisho Pharmaceutical Holdings Co., Ltd. (a)	1,200	96,647
Takashimaya Co., Ltd. (a)	40,000	374,401
THK Co., Ltd. (a)	71,000	1,591,631
Toho Gas Co., Ltd. (a)	35,000	190,172
Tohoku Electric Power Co., Inc. (a)	98,700	1,015,021

	SHARES	VALUE (Note 3)
Japan - 30.6% (continued)
Tokio Marine Holdings, Inc. (a)	13,900	$416,866
Tokyo Electric Power Co., Inc. †	983,400	3,956,617
Tokyo Gas Co., Ltd. (a)	484,000	2,454,194
Tokyu Corp. (a)	12,000	73,332
TonenGeneral Sekiyu KK (a)	21,000	185,293
Toppan Printing Co., Ltd. (a)	98,000	700,681
TOTO Ltd. (a)	311,000	4,311,026
Toyo Seikan Group Holdings Ltd. (a)	129,300	2,098,364
Toyo Suisan Kaisha Ltd. (a)	46,000	1,537,041
Toyoda Gosei Co., Ltd. (a)	20,600	394,369
Toyota Industries Corp. (a)	11,600	557,509
Toyota Motor Corp. (a)	49,100	2,768,938
Unicharm Corp. (a)	300	16,007
USS Co., Ltd. (a)	20,900	293,601
West Japan Railway Co. (a)	37,700	1,538,776
Yamaguchi Financial Group, Inc. (a)	15,000	135,242
Yamaha Corp. (a)	32,700	420,580
Yamato Holdings Co., Ltd. (a)	45,100	970,611
Yamato Kogyo Co., Ltd. (a)	500	15,676
Yokogawa Electric Corp. (a)	36,400	588,469
Yokohama Rubber Co., Ltd./The (a)	19,000	178,692

		189,551,662

Netherlands - 1.5%
Akzo Nobel NV (a)	732	59,702
Heineken NV (a)	687	47,807
Koninklijke Ahold NV	111,943	2,248,240
Koninklijke DSM NV (a)	7,361	504,874
Koninklijke Philips NV (a)	54,079	1,902,454
Nutreco NV (a)	29,950	1,331,030
Randstad Holding NV (a)	3,900	228,262
Royal Dutch Shell PLC, A Shares (a)	45,022	1,645,047
Wolters Kluwer NV (a)	53,196	1,499,663

		9,467,079

Norway - 1.6%
DNB ASA (a)	99,585	1,730,426
Gjensidige Forsikring ASA (a)	43,936	892,074
Marine Harvest ASA	21,099	238,589
Statoil ASA (a)	108,238	3,053,905
Telenor ASA (a)	157,872	3,494,154
Yara International ASA (a)	6,585	291,674

		9,700,822

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Portugal - 0.1%
EDP - Energias de Portugal SA	151,847	$704,970

Spain - 3.6%
ACS Actividades de Construccion y Servicios SA (a)	34,370	1,351,373
Amadeus IT Holding SA, A Shares (a)	71,543	2,972,978
Banco Santander SA (a)	285,120	2,721,802
Bankinter SA (a)	142,535	1,147,639
Bolsas y Mercados Espanoles SA (a)	45,534	1,853,506
Distribuidora Internacional de Alimentacion SA (a)	69,790	638,213
Ebro Foods SA (a)	39,396	911,621
Enagas SA (a)	88,803	2,701,412
Endesa SA	52,273	1,881,909
Ferrovial SA (a)	11,996	260,047
Gas Natural SDG SA (a)	97,283	2,736,906
Iberdrola SA (a)	112,741	788,901
Repsol SA (a)	86,486	2,208,802

		22,175,109

Sweden - 2.5%
Assa Abloy AB, Class B (a)	7,836	417,398
Getinge AB, B Shares (a)	945	26,681
ICA Gruppen AB †	52,272	1,897,686
Meda AB, A Shares	1,548	23,819
Modern Times Group AB, B Shares (a)	9,384	438,206
Nordea Bank AB (a)	260,253	3,691,847
Securitas AB, B Shares (a)	83,367	965,501
Skandinaviska Enskilda Banken AB, Class A (a)	153,355	2,106,682
Skanska AB, B Shares (a)	8,140	191,887
SKF AB, B Shares (a)	18,805	481,502
Svenska Cellulosa AB SCA, Class B (a)	56,679	1,669,262
Telefonaktiebolaget LM Ericsson, B Shares (a)	89,503	1,193,732
TeliaSonera AB (a)	267,183	2,017,871

		15,122,074

Switzerland - 3.0%
Actelion Ltd. †(a)	1,144	108,415
Aryzta AG †(a)	3,228	285,437
Baloise Holding AG (a)	1,772	223,061
DKSH Holding AG (a)	6,349	505,180
EMS-Chemie Holding AG	241	91,077
Galenica AG (a)	1,378	1,333,554
Givaudan SA †(a)	811	1,254,416

	SHARES	VALUE (Note 3)
Switzerland - 3.0% (continued)
Helvetia Holding AG (a)	31	$15,904
Lonza Group AG †(a)	3,474	354,467
Nestle SA (a)	4,071	306,423
Novartis AG (a)	51,938	4,409,948
OC Oerlikon Corp. AG †(a)	8,027	135,326
Roche Holding AG (a)	12,266	3,689,168
Sika AG (a)	123	503,137
Swiss Re AG †(a)	36,524	3,389,945
Swisscom AG (a)	3,080	1,892,276

		18,497,734

TOTAL COMMON STOCKS (Cost $318,600,471)		327,386,373

PREFERRED STOCKS - 1.6%

Germany - 1.6%
Fuchs Petrolub SE (a)	171	17,180
Henkel AG & Co. KGaA (a)	32,330	3,480,073
Porsche Automobil Holding SE	38,409	3,948,728
Volkswagen AG (a)	9,793	2,539,284

TOTAL PREFERRED STOCKS (Cost $9,691,176)		9,985,265

MONEY MARKET FUNDS - 81.1%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (b)	5,010,365	5,010,365
Dreyfus Treasury Cash Management, Class I, 0.010% (b)	20,041,459	20,041,459
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)^	451,971,877	451,971,877
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)	25,051,824	25,051,824

TOTAL MONEY MARKET FUNDS (Cost $502,075,525)		502,075,525

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Cost $830,367,172)		839,447,163

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SECURITIES SOLD SHORT - (43.5)%	SHARES	VALUE (Note 3)
COMMON STOCKS - (43.5)%

Belgium - (0.2)%
UCB SA	(17,639)	$(1,415,106)

Denmark - (0.7)%
Carlsberg A/S, Class B	(1,741)	(173,069)
Danske Bank A/S	(11,324)	(315,088)
FLSmidth & Co. A/S	(31,992)	(1,612,967)
Novo Nordisk A/S, Class B	(7,875)	(358,567)
Vestas Wind Systems A/S †	(37,592)	(1,507,214)
William Demant Holding A/S †	(3,339)	(285,345)

		(4,252,250)

Finland - (1.3)%
Cargotec OYJ, B Shares	(55,932)	(2,408,306)
Metso OYJ	(43,114)	(1,411,767)
Nokia OYJ †	(269,526)	(1,983,015)
Nokian Renkaat OYJ	(38,767)	(1,568,500)
Wartsila OYJ	(12,876)	(699,894)

		(8,071,482)

Germany - (5.0)%
Adidas AG	(648)	(70,068)
Aixtron SE †	(145,415)	(2,382,758)
Aurubis AG	(8,000)	(434,538)
Bayerische Motoren Werke AG	(8,230)	(1,039,993)
Commerzbank AG †	(180,174)	(3,314,141)
Deutsche Bank AG	(33,724)	(1,511,461)
E.ON SE	(8,612)	(168,193)
HeidelbergCement AG	(6,699)	(574,181)
Infineon Technologies AG	(93,571)	(1,116,322)
LANXESS AG	(50,212)	(3,790,106)
MTU Aero Engines AG	(4,515)	(419,148)
Rheinmetall AG	(4,189)	(294,933)
RWE AG	(78,523)	(3,186,436)
Salzgitter AG	(44,958)	(1,779,895)
SAP AG	(49,135)	(3,985,616)
Sky Deutschland AG †	(45,345)	(391,292)
Software AG	(10,103)	(366,571)
ThyssenKrupp AG †	(113,347)	(3,040,959)
Wacker Chemie AG	(22,979)	(2,804,928)

		(30,671,539)

Italy - (0.9)%
Assicurazioni Generali SpA	(9,755)	(217,435)
Banca Popolare dell’Emilia Romagna SC †	(12,477)	(157,337)

	SHARES	VALUE (Note 3)
Italy - (0.9)% (continued)
Buzzi Unicem SpA	(14,038)	$(261,931)
Mediaset SpA †	(315,049)	(1,761,993)
Mediobanca SpA †	(63,721)	(729,382)
Salvatore Ferragamo SpA	(14,905)	(438,508)
Telecom Italia SpA	(647,608)	(765,437)
UniCredit SpA	(153,188)	(1,400,297)

		(5,732,320)

Japan - (24.8)%
ABC-Mart, Inc.	(3,300)	(143,161)
Acom Co., Ltd. †	(752,800)	(2,405,309)
Advantest Corp.	(405,500)	(4,384,723)
Aeon Credit Service Co., Ltd.	(180,200)	(4,065,638)
Ajinomoto Co., Inc.	(26,000)	(372,115)
Amada Co., Ltd.	(420,000)	(2,954,929)
Aozora Bank Ltd.	(198,000)	(563,747)
Asahi Glass Co., Ltd.	(390,000)	(2,256,501)
Asahi Group Holdings Ltd.	(8,500)	(238,304)
Asics Corp.	(10,700)	(210,347)
Casio Computer Co., Ltd.	(61,600)	(728,356)
Chugai Pharmaceutical Co., Ltd.	(35,300)	(901,644)
Chugoku Electric Power Co., Inc./The	(128,300)	(1,785,271)
Citizen Holdings Co., Ltd.	(53,500)	(402,205)
Credit Saison Co., Ltd.	(83,800)	(1,666,554)
Daido Steel Co., Ltd.	(133,000)	(665,096)
Dai-ichi Life Insurance Co., Ltd./The	(143,200)	(2,083,139)
Daikin Industries Ltd.	(13,100)	(734,641)
Dainippon Sumitomo Pharma Co., Ltd.	(58,200)	(923,892)
Dentsu, Inc.	(16,300)	(617,249)
Disco Corp.	(4,100)	(255,172)
Don Quijote Holdings Co., Ltd.	(800)	(41,303)
Eisai Co., Ltd.	(19,100)	(742,455)
FANUC Corp.	(22,200)	(3,924,784)
Fast Retailing Co., Ltd.	(4,600)	(1,663,775)
Furukawa Electric Co., Ltd.	(918,000)	(2,284,032)
GS Yuasa Corp.	(625,000)	(3,311,261)
Hamamatsu Photonics KK	(2,700)	(121,804)
Hitachi Capital Corp.	(22,500)	(480,591)
Hitachi Construction Machinery Co., Ltd.	(89,000)	(1,710,208)
Hitachi High-Technologies Corp.	(6,300)	(146,758)
Hitachi Ltd.	(224,000)	(1,658,061)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (24.8)% (continued)
Hitachi Metals Ltd.	(88,000)	$(1,253,526)
Hokkaido Electric Power Co., Inc. †	(306,600)	(2,584,238)
Honda Motor Co., Ltd.	(2,100)	(73,892)
Inpex Corp.	(51,800)	(672,637)
Isetan Mitsukoshi Holdings Ltd.	(98,900)	(1,220,017)
Isuzu Motors Ltd.	(68,000)	(390,439)
Japan Steel Works Ltd./The	(534,000)	(2,397,973)
Japan Tobacco, Inc.	(43,200)	(1,355,936)
JFE Holdings, Inc.	(19,600)	(368,296)
Kajima Corp.	(208,000)	(727,783)
Kansai Electric Power Co., Inc./The †	(16,300)	(167,082)
Kansai Paint Co., Ltd.	(19,000)	(270,496)
Kao Corp.	(23,400)	(828,687)
Kawasaki Heavy Industries Ltd.	(559,000)	(2,059,474)
Keikyu Corp.	(151,000)	(1,273,315)
Keio Corp.	(34,000)	(236,720)
Keisei Electric Railway Co., Ltd.	(6,000)	(52,009)
Kikkoman Corp.	(12,000)	(226,532)
Kintetsu Corp.	(771,000)	(2,741,579)
Kobe Steel Ltd.	(841,000)	(1,116,050)
Komatsu Ltd.	(43,300)	(907,766)
Konami Corp.	(50,600)	(1,167,503)
Kubota Corp.	(13,000)	(172,777)
Kyowa Hakko Kirin Co., Ltd.	(31,000)	(330,318)
Kyushu Electric Power Co., Inc.	(148,600)	(1,816,850)
M3, Inc.	(67,800)	(1,111,889)
Marui Group Co., Ltd.	(77,500)	(664,950)
Mazda Motor Corp.	(438,000)	(1,945,861)
Mitsubishi Chemical Holdings Corp.	(118,500)	(492,121)
Mitsubishi Corp.	(34,100)	(632,549)
Mitsubishi Gas Chemical Co., Inc.	(105,000)	(591,927)
Mitsubishi Logistics Corp.	(197,000)	(2,736,998)
Mitsubishi Materials Corp.	(154,000)	(436,438)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(74,000)	(363,272)
Mitsui Chemicals, Inc.	(811,000)	(1,985,533)
Mitsui OSK Lines Ltd.	(134,000)	(521,221)
Nabtesco Corp.	(15,400)	(355,462)
NGK Insulators Ltd.	(93,000)	(1,940,139)
Nidec Corp.	(30,000)	(1,839,525)
Nintendo Co., Ltd.	(28,300)	(3,382,973)
Nippon Electric Glass Co., Ltd.	(227,000)	(1,169,492)

	SHARES	VALUE (Note 3)
Japan - (24.8)% (continued)
Nippon Shokubai Co., Ltd.	(46,000)	$(544,666)
Nippon Steel & Sumitomo Metal Corp.	(678,000)	(1,850,110)
Nissan Motor Co., Ltd.	(340,700)	(3,036,770)
Nitto Denko Corp.	(52,800)	(2,531,967)
NOK Corp.	(14,000)	(227,827)
NSK Ltd.	(16,000)	(164,119)
Obayashi Corp.	(533,000)	(3,004,513)
Odakyu Electric Railway Co., Ltd.	(317,000)	(2,728,651)
Olympus Corp. †	(60,900)	(1,944,580)
Panasonic Corp.	(4,100)	(46,630)
Rakuten, Inc.	(142,500)	(1,903,463)
Sanrio Co., Ltd.	(29,500)	(995,768)
Sharp Corp. †	(1,480,000)	(4,507,212)
Shikoku Electric Power Co., Inc. †	(160,100)	(2,170,794)
Shimizu Corp.	(30,000)	(155,371)
Shin-Etsu Chemical Co., Ltd.	(23,100)	(1,316,838)
Shinsei Bank Ltd.	(431,000)	(846,154)
Shiseido Co., Ltd.	(38,600)	(680,083)
Shizuoka Bank Ltd./The	(2,000)	(19,490)
Showa Denko KK	(824,000)	(1,166,486)
Sojitz Corp.	(132,900)	(226,566)
Sony Corp.	(89,500)	(1,704,726)
Sony Financial Holdings, Inc.	(96,400)	(1,576,323)
Sumco Corp.	(203,200)	(1,574,308)
Sumitomo Chemical Co., Ltd.	(324,000)	(1,194,555)
Sumitomo Electric Industries Ltd.	(25,600)	(382,177)
Sumitomo Heavy Industries Ltd.	(280,000)	(1,138,822)
Sumitomo Mitsui Trust Holdings, Inc.	(163,000)	(737,502)
T&D Holdings, Inc.	(28,100)	(334,435)
Taiheiyo Cement Corp.	(487,000)	(1,753,855)
Taiyo Nippon Sanso Corp.	(142,000)	(1,116,923)
Takeda Pharmaceutical Co., Ltd.	(16,500)	(780,981)
TDK Corp.	(63,800)	(2,660,594)
Teijin Ltd.	(528,000)	(1,308,237)
Terumo Corp.	(21,600)	(470,476)
Tobu Railway Co., Ltd.	(65,000)	(313,849)
Toho Co., Ltd.	(6,800)	(136,291)
Toray Industries, Inc.	(124,000)	(818,171)
Toshiba Corp.	(718,000)	(3,043,294)
Toyota Tsusho Corp.	(91,200)	(2,313,201)
Trend Micro, Inc.	(14,700)	(454,177)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (24.8)% (continued)
Tsumura & Co.	(5,900)	$(141,771)
Ube Industries Ltd.	(261,000)	(480,744)
Yahoo Japan Corp.	(216,700)	(1,061,600)
Yakult Honsha Co., Ltd.	(13,300)	(667,628)
Yamada Denki Co., Ltd.	(842,300)	(2,807,364)
Yamaha Motor Co., Ltd.	(133,700)	(2,133,035)
Yaskawa Electric Corp.	(241,300)	(3,333,725)

		(153,532,092)

Luxembourg - (0.4)%
ArcelorMittal	(154,057)	(2,486,341)

Netherlands - (1.4)%
Aegon NV	(4,369)	(40,243)
ASML Holding NV	(25,220)	(2,347,564)
CNH Industrial NV †	(68,543)	(788,854)
Delta Lloyd NV	(32,161)	(891,564)
Fugro NV CVA	(43,617)	(2,679,965)
Koninklijke Vopak NV	(8,883)	(495,823)
SBM Offshore NV †	(45,331)	(824,893)
TNT Express NV	(91,023)	(893,028)

		(8,961,934)

Norway - (1.2)%
Aker Solutions ASA	(190,877)	(2,970,733)
Norsk Hydro ASA	(102,000)	(507,861)
Petroleum Geo-Services ASA	(164,010)	(1,995,448)
TGS Nopec Geophysical Co. ASA	(65,332)	(2,138,828)

		(7,612,870)

Portugal - (0.3)%
Banco Espirito Santo SA †	(723,383)	(1,354,660)
Galp Energia SGPS SA	(14,154)	(244,323)
Jeronimo Martins SGPS SA	(4,683)	(78,584)

		(1,677,567)

Spain - (2.6)%
Acciona SA	(7,399)	(641,521)
Banco de Sabadell SA	(324,746)	(1,003,977)
Banco Popular Espanol SA	(236,039)	(1,784,816)
Bankia SA †	(1,267,517)	(2,678,649)
CaixaBank SA	(68,272)	(439,470)
Grifols SA	(37,400)	(2,049,617)
Inditex SA	(16,330)	(2,449,978)

	SHARES	VALUE (Note 3)
Spain - (2.6)% (continued)
Mapfre SA	(479,125)	$(2,021,664)
Mediaset Espana Comunicacion SA †	(115,203)	(1,342,676)
Obrascon Huarte Lain SA	(32,018)	(1,393,002)
Telefonica SA	(1,395)	(22,106)

		(15,827,476)

Sweden - (1.6)%
Atlas Copco AB, A Shares	(34,000)	(981,536)
Boliden AB	(106,336)	(1,619,343)
Electrolux AB, Series B	(59,070)	(1,293,371)
Elekta AB, B Shares	(43,008)	(572,543)
Hennes & Mauritz AB, B Shares	(2,381)	(101,550)
Husqvarna AB, B Shares	(21,289)	(148,643)
Sandvik AB	(230,160)	(3,255,411)
Swedish Match AB	(21,170)	(693,035)
Tele2 AB, B Shares	(60,090)	(746,051)
Trelleborg AB, B Shares	(19,051)	(384,495)

		(9,795,978)

Switzerland - (2.8)%
ABB Ltd. †	(2,295)	(59,282)
Adecco SA †	(2,067)	(172,029)
Cie Financiere Richemont SA	(19,739)	(1,885,828)
Credit Suisse Group AG †	(16,000)	(517,889)
Dufry AG †	(5,861)	(1,008,373)
GAM Holding AG †	(22,366)	(403,759)
Holcim Ltd. †	(15,801)	(1,309,575)
Julius Baer Group Ltd. †	(21,444)	(952,344)
Kuehne + Nagel International AG	(5,851)	(818,811)
Partners Group Holding AG	(369)	(103,647)
Schindler Holding AG	(1,574)	(232,044)
SGS SA	(148)	(365,008)
Sonova Holding AG †	(1,356)	(198,379)
STMicroelectronics NV	(249,096)	(2,307,847)
Sulzer AG	(1,707)	(234,897)
Swatch Group AG/The	(1,617)	(1,014,398)
Swiss Life Holding AG †	(677)	(166,486)
Syngenta AG	(5,480)	(2,080,347)
Transocean Ltd.	(7,366)	(303,699)
UBS AG †	(147,151)	(3,045,048)
Zurich Insurance Group AG †	(1,245)	(382,358)

		(17,562,048)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
United Kingdom - (0.3)%
Subsea 7 SA	(88,503)	$(1,642,465)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $260,715,075)		(269,241,468)

TOTAL SECURITIES SOLD SHORT (proceeds $260,715,075)		(269,241,468)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 92.1% (Cost $569,652,097)		570,205,695

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.9% (c)		48,866,687

NET ASSETS - 100.0%		$619,072,382

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$15,510,555	2.5%
Consumer Staples	17,801,788	2.9
Energy	(1,757,952)	(0.3)
Financials	5,264,240	0.9
Health Care	17,826,236	2.9
Industrials	2,205,638	0.4
Information Technology	(2,338,306)	(0.4)
Materials	(24,075,634)	(4.0)
Telecommunication Services	23,412,183	3.8
Utilities	14,281,422	2.3
Money Market Funds	502,075,525	81.1

Total Investments	570,205,695	92.1
Other Assets in Excess of Liabilities (c)	48,866,687	7.9

Net Assets	$619,072,382	100.0%

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2014, the value of these securities was $285,071,274.
(b)	Represents annualized seven-day yield as of March 31, 2014.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	10-Year Canadian Bond	6/19/2014	CAD	88,454,994	$260,097
Barclays Capital	10-Year Japanese Government Bond	6/11/2014	JPY	(13,172,486,600)	116,900
Bank of America	30-Year Euro Buxl Bond	6/6/2014	EUR	(13,765,732)	(49,366)
Bank of America	Bovespa Index	4/16/2014	BRL	(30,988,114)	(497,492)
Bank of America	Euro - Bobl Futures	6/6/2014	EUR	17,423,664	4,234
Bank of America	Euro - Bund Futures	6/6/2014	EUR	45,677,291	87,066
Bank of America	Euro - SCHATZ Futures	6/6/2014	EUR	101,022,866	(143,002)
Barclays Capital	Gold 100 OZ Futures^	6/26/2014	USD	(17,702,520)	756,360
Barclays Capital	Long Gilt Futures	6/26/2014	GBP	(1,305,427)	(14,735)
Bank of America	MSCI Taiwan Stock Index Futures	4/29/2014	USD	6,239,451	100,239
Barclays Capital	Soybean Futures^	5/14/2014	USD	56,295,902	4,971,487
Barclays Capital	Soybean Futures^	5/14/2014	USD	(21,354,145)	(898,473)
Bank of America	Swiss Market Index Futures	6/20/2014	CHF	(77,518,132)	(3,170,216)
Bank of America	Taiwan Stock Exchange Futures	4/16/2014	TWD	181,424,836	46,019
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2014	USD	(23,915,325)	79,825
Bank of America	U.S. Treasury 2-Year Note Futures	6/30/2014	USD	122,209,578	(132,828)
Bank of America	U.S. Treasury 5-Year Note Futures	6/30/2014	USD	10,159,073	(48,057)
Bank of America	U.S. Treasury Long Bond Futures	6/19/2014	USD	(25,366,376)	(344,843)

					$1,123,215

Money Market Fund is pledged as collateral to Bank of America and Barclays Capital for total return swap contracts in the amounts of $10,920,033 and $270,000, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
205	Goldman Sachs	Corn Futures^	May 14, 2014	$4,861,102	$5,145,500	$284,398
26	J.P. Morgan	LME Copper Futures^	April 2, 2014	4,821,104	4,322,500	(498,604)
4	J.P. Morgan	LME Copper Futures^	April 9, 2014	724,808	665,121	(59,687)
18	J.P. Morgan	LME Copper Futures^	April 16, 2014	3,290,212	2,993,400	(296,812)
34	J.P. Morgan	LME Copper Futures^	April 23, 2014	6,162,571	5,654,676	(507,895)
25	J.P. Morgan	LME Copper Futures^	May 2, 2014	4,403,177	4,158,381	(244,796)
16	J.P. Morgan	LME Copper Futures^	May 13, 2014	2,848,433	2,661,776	(186,657)
4	J.P. Morgan	LME Copper Futures^	June 6, 2014	702,541	665,550	(36,991)
98	J.P. Morgan	LME Copper Futures^	June 10, 2014	16,392,291	16,303,525	(88,766)
32	J.P. Morgan	LME Copper Futures^	June 13, 2014	5,177,154	5,322,136	144,982
139	J.P. Morgan	LME Copper Futures^	June 16, 2014	23,094,327	23,107,013	12,686

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
5	J.P. Morgan	LME Copper Futures^	June 19, 2014	$804,488	$830,875	$26,387
19	J.P. Morgan	LME Copper Futures^	June 27, 2014	3,111,290	3,156,475	45,185
235	Goldman Sachs	Natural Gas Futures^	April 28, 2014	10,495,647	10,271,850	(223,797)
18	Goldman Sachs	WTI Crude Futures^	April 22, 2014	1,771,245	1,828,440	57,195
41	Barclays Capital	DAX Index Futures	June 20, 2014	13,040,251	13,537,013	496,762
1,005	Barclays Capital	Euro Stoxx 50 Index	June 20, 2014	41,708,574	42,920,686	1,212,112
355	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	38,612,550	38,726,935	114,385
455	Barclays Capital	FTSE/JSE Top 40 Index Futures	June 19, 2014	18,210,721	18,746,276	535,555
135	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	19,394,531	19,900,154	505,623
432	Barclays Capital	Hang Seng Index Futures	April 29, 2014	60,799,016	61,654,613	855,597
108	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	14,854,654	15,345,809	491,155
77	Barclays Capital	KOSPI Index 200 Futures	June 12, 2014	9,166,075	9,346,047	179,972
210	Barclays Capital	MSCI Taiwan Stock Index Futures	April 29, 2014	6,455,389	6,558,300	102,911
458	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	June 19, 2014	67,593,367	67,778,200	184,833
73	Barclays Capital	SPI 200 Index Futures	June 19, 2014	9,050,012	9,127,679	77,667
2,057	J.P. Morgan	90-Day EURODollar Futures	September 15, 2014	512,467,734	512,861,525	393,791
3,299	J.P. Morgan	90-Day EURODollar Futures	December 15, 2014	822,059,795	822,110,801	51,006
3,183	J.P. Morgan	90-Day EURODollar Futures	March 16, 2015	792,555,255	792,248,700	(306,555)
2,144	J.P. Morgan	Australia 3-Year Bond Futures	June 16, 2014	215,856,509	215,529,098	(327,411)
760	J.P. Morgan	Bank Acceptance Futures	December 15, 2014	169,605,450	169,685,210	79,760
573	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	September 15, 2014	127,945,669	127,946,689	1,020

				3,028,035,942	3,031,110,953	3,075,011

Short Contracts:
310	Goldman Sachs	Brent Crude Futures^	May 15, 2014	$(33,464,468)	$(33,371,500)	$92,968
328	Goldman Sachs	Gold 100 OZ Futures^	June 26, 2014	(44,968,915)	(42,108,640)	2,860,275
26	J.P. Morgan	LME Copper Futures^	April 2, 2014	(4,820,673)	(4,322,500)	498,173
4	J.P. Morgan	LME Copper Futures^	April 9, 2014	(725,277)	(665,121)	60,156
18	J.P. Morgan	LME Copper Futures^	April 16, 2014	(3,296,379)	(2,993,400)	302,979
34	J.P. Morgan	LME Copper Futures^	April 23, 2014	(6,181,149)	(5,654,676)	526,473
25	J.P. Morgan	LME Copper Futures^	May 2, 2014	(4,402,036)	(4,158,382)	243,654
16	J.P. Morgan	LME Copper Futures^	May 13, 2014	(2,847,967)	(2,661,776)	186,191
4	J.P. Morgan	LME Copper Futures^	June 6, 2014	(703,192)	(665,550)	37,642
98	J.P. Morgan	LME Copper Futures^	June 10, 2014	(16,418,471)	(16,303,525)	114,946
32	J.P. Morgan	LME Copper Futures^	June 13, 2014	(5,185,333)	(5,322,136)	(136,803)
53	J.P. Morgan	LME Copper Futures^	June 16, 2014	(9,048,152)	(8,810,587)	237,565

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
5	J.P. Morgan	LME Copper Futures^	June 19, 2014	$(791,740)	$(830,875)	$(39,135)
19	J.P. Morgan	LME Copper Futures^	June 27, 2014	(3,108,589)	(3,156,475)	(47,886)
19	Goldman Sachs	Silver Futures^	May 28, 2014	(1,925,741)	(1,876,440)	49,301
221	Barclays Capital	Amsterdam Index Futures	April 17, 2014	(23,653,613)	(24,569,974)	(916,361)
516	Barclays Capital	CAC40 Index Futures	April 17, 2014	(30,479,119)	(31,214,187)	(735,068)
211	Barclays Capital	H-SHARES Index Futures	April 29, 2014	(13,378,224)	(13,711,668)	(333,444)
2,289	Barclays Capital	OMXS30 Index Futures	April 18, 2014	(46,826,150)	(47,797,282)	(971,132)
346	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	(31,944,626)	(32,257,580)	(312,954)
308	Barclays Capital	SGX S&P CNX Nifty Index Futures	April 24, 2014	(4,108,850)	(4,160,464)	(51,614)
336	Barclays Capital	TOPIX Index Futures	June 12, 2014	(37,851,783)	(39,161,750)	(1,309,967)
212	J.P. Morgan	3-Month Euro Euribor Futures	September 15, 2014	(72,780,410)	(72,811,007)	(30,597)
1,702	J.P. Morgan	90-Day Sterling Futures	September 17, 2014	(352,363,497)	(352,522,572)	(159,075)
2,546	J.P. Morgan	90-Day Sterling Futures	December 17, 2014	(526,280,997)	(526,538,144)	(257,147)
3,914	J.P. Morgan	90-Day Sterling Futures	March 18, 2015	(808,117,275)	(807,822,855)	294,420
1,888	J.P. Morgan	Australia 10-Year Bond Futures	June 16, 2014	(201,609,650)	(202,316,624)	(706,974)

				(2,287,282,276)	(2,287,785,690)	(503,414)

				$740,753,666	$743,325,263	$2,571,597

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $27,701,413, $1,681,843 and $10,730,841, respectively at March 31, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	21,814,000	$19,528,519	$20,122,908	$594,389
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	13,560,000	5,816,745	5,854,914	38,169
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	32,217,999	29,057,235	29,089,512	32,277
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	9,970,000	11,379,623	11,284,695	(94,928)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	40,606,000	55,849,925	55,934,391	84,466

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	18,439,999	$30,755,763	$30,724,260	$(31,503)
Hungarian Forint, Expiring 06/18/14	Credit Suisse International	HUF	4,600,000,000	20,285,172	20,531,723	246,551
Indian Rupee, Expiring 06/18/14*	Credit Suisse International	INR	1,793,000,000	28,876,437	29,465,474	589,037
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	2,048,643,000	20,185,178	19,856,453	(328,725)
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	22,000,000	1,655,427	1,675,009	19,582
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	67,795,000	11,261,303	11,288,117	26,814
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	77,837,000	65,407,899	67,123,536	1,715,637
Poland Zloty, Expiring 06/18/14	Credit Suisse International	PLN	116,600,000	38,166,486	38,371,411	204,925
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	1,876,927,000	50,711,564	52,590,099	1,878,535
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	25,914,000	4,059,160	3,998,929	(60,231)
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	128,000,000	56,017,628	58,466,856	2,449,228
Taiwanese Dollar, Expiring 06/18/14*	Credit Suisse International	TWD	365,000,000	12,091,695	12,013,953	(77,742)
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	9,000,000	822,475	844,554	22,079

				$461,928,234	$469,236,794	$7,308,560

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	(47,021,000)	$(42,143,312)	$(43,375,781)	$(1,232,469)
Brazilian Real, Expiring 06/18/14*	Credit Suisse International	BRL	(96,140,000)	(40,235,759)	(41,511,168)	(1,275,409)
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	(34,020,000)	(30,538,745)	(30,716,533)	(177,788)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	(68,742,000)	(78,634,624)	(77,806,673)	827,951
Danish Krone, Expiring 06/18/14	Credit Suisse International	DKK	(21,171,000)	(3,957,066)	(3,908,571)	48,495
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(10,148,000)	(14,080,236)	(13,978,777)	101,459
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(1,609,000)	(2,682,890)	(2,680,875)	2,015
Hungarian Forint, Expiring 06/18/14	Credit Suisse International	HUF	(200,000,000)	(885,138)	(892,684)	(7,546)
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	(49,000,000)	(14,095,151)	(14,041,415)	53,736
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(9,280,698,999)	(90,297,495)	(89,953,090)	344,405
Korean Won, Expiring 06/18/14*	Credit Suisse International	KRW	(14,060,000,000)	(13,085,195)	(13,157,334)	(72,139)
Mexican Peso, Expiring 06/18/14	Credit Suisse International	MXN	(454,000,000)	(34,096,128)	(34,566,092)	(469,964)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	(208,472,999)	(34,789,245)	(34,711,521)	77,724

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Russian Ruble, Expiring 06/18/14*	Credit Suisse International	RUB	(2,196,724,000)	$(59,186,878)	$(61,550,574)	$(2,363,696)
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	(195,269,999)	(30,401,466)	(30,133,167)	268,299
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	(53,180,000)	(41,999,283)	(42,278,558)	(279,275)
Turkish Lira, Expiring 06/18/14	Credit Suisse International	TRY	(26,700,000)	(11,701,135)	(12,195,821)	(494,686)
South African Rand, Expiring 06/18/14	Credit Suisse International	ZAR	(62,600,000)	(5,691,216)	(5,874,348)	(183,132)

				(548,500,962)	(553,332,982)	(4,832,020)

				$(86,572,728)	$(84,096,188)	$2,476,540

Cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts was $1,380,000 at March 31, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2014

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE ($) (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$20,013,312

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
Covidien PLC	6,700	$456,166	$37,356
Eaton Corp. PLC	4,600	353,510	(7,958)
Mallinckrodt PLC	21,500	1,287,635	75,680
Seagate Technology PLC	34,100	2,035,259	(120,203)

			(15,125)

Netherlands
QIAGEN NV	2,300	55,186	(6,679)

Panama
Copa Holdings SA	5,600	819,840	(6,776)

Singapore
Avago Technologies Ltd.	1,000	56,140	8,270

Switzerland
Garmin Ltd.	9,100	405,454	97,412
Noble Corp. PLC	23,500	802,557	(33,167)
TE Connectivity Ltd.	51,700	2,881,149	231,708

			295,953

United Kingdom
Delphi Automotive PLC	64,300	4,012,702	350,696
Ensco PLC	18,300	994,634	(28,760)

			321,936

United States
3M Co.	28,800	3,784,145	122,863
Abbott Laboratories	20,400	803,760	(18,156)
AbbVie, Inc.	33,200	1,624,704	81,776
Accenture PLC	6,300	503,550	(1,314)
ACE Ltd.	49,400	4,724,218	169,346
Actavis PLC	1,700	311,576	38,369
Activision Blizzard, Inc.	233,000	3,963,562	798,958
Acuity Brands, Inc.	1,600	199,979	12,133
Advance Auto Parts, Inc.	8,400	956,098	106,502
Advent Software, Inc.	7,200	238,060	(26,668)
AECOM Technology Corp.	23,000	698,133	41,777

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AES Corp.	50,000	$715,000	$(1,000)
Aetna, Inc.	49,800	3,480,498	253,008
Aflac, Inc.	7,600	491,796	(12,692)
AGCO Corp.	37,500	2,042,900	25,600
Agilent Technologies, Inc.	10,500	637,455	(50,295)
AGL Resources, Inc.	10,000	468,860	20,740
Air Lease Corp.	14,300	454,740	78,507
Akamai Technologies, Inc.	16,400	796,712	157,932
Alaska Air Group, Inc.	44,000	3,404,506	701,134
Alliant Energy Corp.	19,800	1,016,677	108,161
Alliant Techsystems, Inc.	13,800	1,815,360	146,310
Allied World Assurance Co. Holdings AG	5,300	559,914	(13,007)
Allstate Corp./The	25,100	1,327,790	92,368
Altria Group, Inc.	38,200	1,368,501	61,325
Amdocs Ltd.	22,800	957,537	101,751
Ameren Corp.	7,900	285,585	39,895
American Electric Power Co., Inc.	54,100	2,578,687	162,019
American Express Co.	4,600	418,462	(4,324)
American Financial Group, Inc.	22,300	1,237,415	49,518
Ameriprise Financial, Inc.	57,800	6,323,962	38,084
AmerisourceBergen Corp.	22,700	1,601,031	(112,138)
Amgen, Inc.	40,400	4,799,822	183,114
Analog Devices, Inc.	1,000	48,883	4,257
ANSYS, Inc.	600	49,416	(3,204)
AO Smith Corp.	6,000	280,844	(4,724)
AOL, Inc.	11,100	540,665	(54,818)
Aon PLC	38,800	3,149,915	120,149
Apache Corp.	4,600	370,640	10,930
Apollo Education Group, Inc.	11,800	398,132	5,900
Archer-Daniels-Midland Co.	120,700	4,884,542	352,631

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ARES Capital Corp.	91,100	$1,634,257	$(29,075)
Arrow Electronics, Inc.	30,100	1,583,044	203,692
Ascena Retail Group, Inc.	32,500	587,158	(25,558)
Aspen Insurance Holdings Ltd.	6,300	250,299	(189)
Associated Banc-Corp.	5,100	83,878	8,228
Assurant, Inc.	41,500	2,771,641	(75,801)
AT&T, Inc.	23,200	768,464	45,160
Atmos Energy Corp.	12,900	599,017	8,960
Atwood Oceanics, Inc.	9,600	463,271	20,473
Autoliv, Inc.	13,700	1,243,249	131,546
AutoZone, Inc.	3,100	1,543,549	121,461
Avery Dennison Corp.	11,900	602,839	134
Avnet, Inc.	56,100	2,399,337	210,996
Axis Capital Holdings Co.	16,500	751,266	5,259
Babcock & Wilcox Co./The	22,100	760,690	(26,970)
Baker Hughes, Inc.	14,000	765,096	145,184
Ball Corp.	17,100	864,063	73,188
Bank of New York Mellon Corp./The	25,800	837,854	72,628
BankUnited, Inc.	7,500	241,500	19,275
Baxter International, Inc.	3,500	244,755	12,775
BB&T Corp.	4,600	175,429	9,353
Becton Dickinson and Co.	20,500	2,249,358	150,782
Bed Bath & Beyond, Inc.	18,100	1,162,577	82,703
Bemis Co., Inc.	1,300	51,114	(102)
Berkshire Hathaway, Inc.	3,100	356,717	30,690
Best Buy Co., Inc.	20,000	457,772	70,428
Biogen Idec, Inc.	18,100	5,430,155	106,092
Bob Evans Farms, Inc.	3,300	156,334	8,765
Boeing Co./The	11,800	1,655,940	(175,158)
Boston Scientific Corp.	43,800	591,738	438
Broadridge Financial Solutions, Inc.	48,500	1,783,834	17,456
Brocade Communications Systems, Inc.	405,900	3,846,247	460,352
Bunge Ltd.	2,300	186,990	(4,117)
CA, Inc.	123,800	4,095,547	(261,461)
Capital One Financial Corp.	37,000	2,640,678	214,242
Cardinal Health, Inc.	27,800	1,870,142	75,302
CareFusion Corp.	46,800	1,898,871	(16,575)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Carlisle Cos., Inc.	4,100	$311,573	$13,721
Carter’s, Inc.	12,300	864,690	90,405
CBS Corp.	9,000	544,410	11,790
Celanese Corp.	2,500	137,750	1,025
Celgene Corp.	23,300	3,722,431	(469,751)
Charles River Laboratories International, Inc.	2,700	158,490	4,428
Cheesecake Factory, Inc./The	2,800	121,966	11,398
Chevron Corp.	48,400	5,666,238	89,006
Chubb Corp./The	14,300	1,255,932	21,058
Church & Dwight Co., Inc.	800	52,082	3,174
Cigna Corp.	34,200	2,993,220	(129,654)
Cimarex Energy Co.	2,900	286,852	58,567
Cinemark Holdings, Inc.	3,900	121,953	(8,814)
Cintas Corp.	25,000	1,453,664	36,586
Cisco Systems, Inc.	175,600	3,961,071	(25,875)
Cleco Corp.	1,000	47,530	3,050
Clorox Co./The	5,500	494,835	(10,780)
CMS Energy Corp.	13,500	356,805	38,475
Coca-Cola Enterprises, Inc.	24,400	1,080,432	84,912
Comcast Corp.	48,300	2,585,982	(170,016)
Comerica, Inc.	9,100	429,859	41,521
Commerce Bancshares, Inc.	1,785	80,950	1,910
Commercial Metals Co.	53,800	1,057,356	(41,612)
Computer Sciences Corp.	27,400	1,532,515	133,953
ConAgra Foods, Inc.	1,900	63,498	(4,541)
ConocoPhillips	63,600	4,215,840	258,420
Consolidated Edison, Inc.	28,300	1,531,251	(12,956)
Convergys Corp.	4,600	90,793	9,993
Conversant, Inc.	18,000	424,262	82,438
Cooper Cos., Inc./The	3,200	410,492	29,060
CoreLogic, Inc.	4,000	132,598	(12,438)
Corning, Inc.	175,800	3,166,262	493,894
Crane Co.	16,200	1,072,501	80,129
Crown Holdings, Inc.	18,000	755,133	50,187
CST Brands, Inc.	16,700	543,037	(21,329)
CSX Corp.	52,400	1,382,783	135,245
Cubist Pharmaceuticals, Inc.	1,200	89,472	(1,692)
Cullen/Frost Bankers, Inc.	700	50,138	4,133
Cummins, Inc.	12,700	1,749,298	142,875
CVS Caremark Corp.	77,100	5,204,684	567,022
Danaher Corp.	7,800	588,570	(3,570)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Deckers Outdoor Corp.	4,200	$315,084	$19,782
Delta Air Lines, Inc.	129,500	4,023,565	463,610
Deluxe Corp.	11,100	574,092	8,325
DeVry Education Group, Inc.	24,000	890,546	126,814
Diamond Offshore Drilling, Inc.	10,800	567,304	(40,696)
Dillard’s, Inc.	15,600	1,393,238	48,202
DIRECTV	10,300	737,995	49,131
Discover Financial Services	48,200	2,558,754	246,004
Dollar Tree, Inc.	6,700	339,541	10,065
Domino’s Pizza, Inc.	700	49,719	4,160
Dover Corp.	29,900	2,257,626	186,699
Dow Chemical Co./The	18,600	801,102	102,672
Dr Pepper Snapple Group, Inc.	12,200	583,837	80,575
DST Systems, Inc.	17,200	1,551,940	78,448
DTE Energy Co.	31,900	2,119,013	250,838
Duke Energy Corp.	12,700	858,777	45,717
Dun & Bradstreet Corp./The	7,200	816,923	(101,603)
Eastman Chemical Co.	8,300	663,004	52,539
eBay, Inc.	900	47,880	1,836
Edison International	48,400	2,285,029	454,895
EI du Pont de Nemours & Co.	7,300	443,168	46,662
Electronic Arts, Inc.	26,200	633,767	126,295
Eli Lilly & Co.	56,300	3,105,508	208,310
EMC Corp.	10,900	286,792	11,977
Emerson Electric Co.	3,100	214,272	(7,192)
Endurance Specialty Holdings Ltd.	4,300	231,435	34
Energen Corp.	3,100	212,443	38,068
Energizer Holdings, Inc.	18,100	1,809,308	14,086
Entergy Corp.	31,000	1,922,093	150,257
EOG Resources, Inc.	1,700	287,232	46,257
Equifax, Inc.	3,100	219,263	(8,370)
Exelis, Inc.	33,600	676,032	(37,296)
Express Scripts PLC	700	51,776	787
Exxon Mobil Corp.	6,800	674,288	(10,064)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fidelity National Information Services, Inc.	25,800	$1,345,004	$34,006
Fifth Third BanCorp.	13,500	290,925	18,900
First Niagara Financial Group, Inc.	24,900	260,205	(24,900)
First Republic Bank	1,000	47,831	6,159
Fiserv, Inc.	26,100	1,476,464	3,145
FleetCor Technologies, Inc.	1,100	118,481	8,129
FLIR Systems, Inc.	29,000	969,760	74,240
Flowers Foods, Inc.	2,300	49,987	(652)
Fluor Corp.	8,300	660,369	(15,210)
Foot Locker, Inc.	58,500	2,220,657	527,673
Fossil Group, Inc.	1,000	115,090	1,520
Franklin Resources, Inc.	16,600	941,836	(42,448)
Fulton Financial Corp.	3,900	49,209	(147)
GameStop Corp.	99,600	3,519,622	573,938
Gannett Co., Inc.	37,600	1,069,344	(31,584)
Gap, Inc./The	49,600	1,850,229	136,747
GATX Corp.	800	44,898	9,406
General Dynamics Corp.	800	76,376	10,760
General Mills, Inc.	29,400	1,418,355	105,153
Genuine Parts Co.	25,400	2,097,308	108,682
Gilead Sciences, Inc.	50,100	3,961,775	(411,689)
Google, Inc.	1,300	1,500,437	(51,574)
Graham Holdings Co.	3,400	2,162,075	230,675
Great Plains Energy, Inc.	29,800	729,743	76,049
Guess?, Inc.	16,300	471,421	(21,541)
H&R Block, Inc.	13,900	403,517	16,124
Hanesbrands, Inc.	39,200	2,649,010	349,006
Hanover Insurance Group, Inc./The	1,900	105,266	11,470
Harris Corp.	28,200	1,957,864	105,248
Hasbro, Inc.	16,800	836,237	98,179
HCA Holdings, Inc.	1,100	56,551	1,199
HCC Insurance Holdings, Inc.	4,500	202,545	2,160
Health Net, Inc.	12,100	392,526	18,995
Helmerich & Payne, Inc.	38,300	3,287,736	831,812
Henry Schein, Inc.	6,700	766,885	32,894
Hershey Co./The	4,100	404,143	23,897

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hess Corp.	59,500	$4,511,439	$419,921
Hewlett-Packard Co.	119,900	3,563,507	316,457
Hill-Rom Holdings, Inc.	18,000	740,799	(47,079)
HollyFrontier Corp.	6,900	331,200	(2,898)
Home Depot, Inc./The	11,500	921,063	(11,068)
Honeywell International, Inc.	41,200	3,703,355	118,357
Hormel Foods Corp.	31,200	1,408,142	129,082
Howard Hughes Corp./The	5,300	651,454	104,909
Hubbell, Inc.	1,600	190,048	1,744
Humana, Inc.	51,600	4,985,967	830,385
IAC/InterActiveCorp.	54,300	3,745,855	130,622
IDACORP, Inc.	4,600	239,455	15,707
IDEX Corp.	700	50,833	190
Illinois Tool Works, Inc.	6,000	495,960	(7,980)
Ingram Micro, Inc.	69,100	1,724,052	318,544
Ingredion, Inc.	2,200	149,314	462
Integrys Energy Group, Inc.	4,400	236,016	26,444
Intel Corp.	152,900	3,810,510	135,839
International Business Machines Corp.	16,000	2,906,239	173,601
International Flavors & Fragrances, Inc.	700	60,711	6,258
International Paper Co.	29,000	1,390,723	(60,203)
International Rectifier Corp.	13,900	360,127	20,733
Intuit, Inc.	6,000	432,282	34,098
InvesCo., Ltd.	7,300	236,767	33,333
ITC Holdings Corp.	1,500	49,167	6,858
ITT Corp.	8,200	331,337	19,295
Jack Henry & Associates, Inc.	8,800	498,097	(7,409)
Jacobs Engineering Group, Inc.	17,400	1,133,215	(28,315)
JM Smucker Co./The	12,200	1,180,260	6,068
John Wiley & Sons, Inc.	900	46,930	4,946
Johnson & Johnson	48,700	4,519,628	264,173
Johnson Controls, Inc.	26,900	1,302,145	(29,237)
JPMorgan Chase & Co.	79,400	4,588,001	232,373
Kellogg Co.	800	47,788	2,380
KeyCorp.	104,800	1,345,842	146,510
Kimberly-Clark Corp.	39,100	4,142,580	168,195
KLA-Tencor Corp.	8,200	509,904	57,044
Kohl’s Corp.	5,700	283,964	39,796

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
L-3 Communications Holdings, Inc.	10,000	$1,080,440	$101,060
Lam Research Corp.	25,700	1,317,205	96,295
Lear Corp.	37,100	2,844,342	261,670
Leggett & Platt, Inc.	2,100	62,476	6,068
Leidos Holdings, Inc.	29,200	1,350,099	(317,295)
Lennox International, Inc.	700	61,460	2,177
Lexmark International, Inc.	81,100	2,979,936	774,183
Liberty Interactive Corp.	5,000	137,074	7,276
Liberty Media Corp.	28,300	3,852,406	(152,747)
LifePoint Hospitals, Inc.	900	50,051	(956)
Lincoln Electric Holdings, Inc.	12,500	888,705	11,420
Lincoln National Corp.	56,400	2,773,842	83,946
Lockheed Martin Corp.	22,000	3,315,884	275,396
Loews Corp.	17,400	782,872	(16,402)
Lorillard, Inc.	18,100	884,401	94,447
Lowe’s Cos., Inc.	16,200	771,282	20,898
LPL Financial Holdings, Inc.	3,500	180,836	3,054
LyondellBasell Industries NV	70,600	5,690,763	588,401
M&T Bank Corp.	14,100	1,572,669	137,661
Manpowergroup, Inc.	38,400	3,113,108	(86,036)
Marathon Oil Corp.	75,500	2,544,311	137,449
Marathon Petroleum Corp.	1,000	85,280	1,760
Marriott International, Inc.	6,900	349,278	37,260
Marsh & McLennan Cos., Inc.	29,800	1,360,949	108,191
Marvell Technology Group Ltd.	68,800	1,008,349	75,251
MasterCard, Inc.	27,100	2,135,175	(110,805)
Mattel, Inc.	44,900	1,782,172	18,767
Maxim Integrated Products, Inc.	3,800	108,490	17,366
McDonald’s Corp.	7,300	692,989	22,630
McGraw Hill Financial, Inc.	1,000	76,210	90
McKesson Corp.	27,800	4,699,111	209,535
Medtronic, Inc.	81,000	4,671,205	313,535
Mentor Graphics Corp.	35,100	731,806	41,096
Merck & Co., Inc.	31,000	1,623,080	136,790
Meredith Corp.	1,200	54,936	780

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
MetLife, Inc.	19,400	$1,016,384	$7,936
Microchip Technology, Inc.	1,700	78,540	2,652
Micron Technology, Inc.	173,300	3,946,404	153,874
MICROS Systems, Inc.	900	49,151	(1,514)
Microsoft Corp.	116,000	4,252,167	502,673
Murphy Oil Corp.	48,900	2,973,561	100,293
Murphy USA, Inc.	17,300	682,213	19,994
Myriad Genetics, Inc.	78,800	2,022,826	671,346
National Oilwell Varco, Inc.	19,300	1,422,557	80,334
NetApp, Inc.	22,000	978,780	(166,980)
Netflix, Inc.	800	264,032	17,592
NeuStar, Inc.	5,100	232,356	(66,555)
New York Community Bancorp., Inc.	33,400	529,009	7,729
Newell Rubbermaid, Inc.	1,600	50,132	(2,292)
NewMarket Corp.	700	231,423	42,123
NextEra Energy, Inc.	20,500	1,838,904	121,306
Noble Energy, Inc.	7,500	479,250	53,550
Nordstrom, Inc.	3,300	197,088	8,997
Norfolk Southern Corp.	32,200	2,889,476	239,398
Northeast Utilities	5,400	229,986	15,714
Northrop Grumman Corp.	50,500	5,890,442	340,248
Nu Skin Enterprises, Inc.	26,000	2,167,428	(13,328)
Nucor Corp.	9,700	498,386	(8,148)
NVIDIA Corp.	26,600	419,895	56,511
Occidental Petroleum Corp.	15,200	1,366,034	82,374
Oceaneering International, Inc.	1,800	134,406	(5,058)
OGE Energy Corp.	3,300	112,563	8,745
Oil States International, Inc.	4,800	460,933	12,347
Old Dominion Freight Line, Inc.	6,400	354,432	8,704
Olin Corp.	41,000	1,084,335	47,675
Omnicare, Inc.	19,900	1,260,126	(72,693)
Oracle Corp.	64,700	2,451,363	195,514
O’Reilly Automotive, Inc.	6,800	921,264	87,788
Owens & Minor, Inc.	14,500	518,646	(10,711)
Owens-Illinois, Inc.	11,000	372,350	(220)
PACCAR, Inc.	26,400	1,524,699	255,717
Packaging Corp. of America	19,100	1,231,295	112,772
Parker Hannifin Corp.	10,200	1,159,158	61,884
PartnerRe Ltd.	13,200	1,310,871	55,329
Patterson Cos., Inc.	6,400	260,514	6,750
Penn National Gaming, Inc.	33,100	408,823	(1,031)
People’s United Financial, Inc.	53,900	780,381	21,112

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PepsiCo, Inc.	29,500	$2,390,943	$72,307
PetSmart, Inc.	4,500	286,574	23,431
Pfizer, Inc.	105,000	3,265,688	106,912
PG&E Corp.	19,800	805,266	50,094
Phillips 66	44,000	3,316,901	73,739
Pinnacle West Capital Corp.	29,100	1,524,182	66,424
Plantronics, Inc.	4,000	175,181	2,619
PNC Financial Services Group, Inc./The	70,200	5,634,204	473,196
Polaris Industries, Inc.	2,700	369,603	7,614
PPG Industries, Inc.	1,300	246,324	5,174
PPL Corp.	20,600	609,554	73,130
priceline.com, Inc.	2,400	2,772,730	87,806
ProAssurance Corp.	1,100	50,895	(1,912)
Procter & Gamble Co./The	24,600	1,965,048	17,712
Prosperity Bancshares, Inc.	1,200	73,870	5,510
Protective Life Corp.	11,100	576,387	7,362
Prudential Financial, Inc.	5,700	514,311	(31,806)
PTC, Inc.	6,800	232,769	8,155
Public Service Enterprise Group, Inc.	93,500	3,024,366	541,724
Pulte Group, Inc.	26,200	518,637	(15,859)
Quanta Services, Inc.	14,000	437,057	79,543
Raytheon Co.	38,100	3,478,057	285,842
Regal Entertainment Group	36,500	711,700	(29,880)
Reinsurance Group of America, Inc.	23,200	1,726,080	121,336
Reliance Steel & Aluminum Co.	62,100	4,600,535	(212,549)
RenaissanceRe Holdings Ltd.	500	45,473	3,327
Rent-A-Center, Inc.	14,400	446,678	(63,638)
Republic Services, Inc.	1,500	48,172	3,068
ResMed, Inc.	12,500	550,672	7,953
Reynolds American, Inc.	11,600	557,405	62,267
Rock-Tenn Co.	31,700	3,188,498	158,071
Rockwell Automation, Inc.	5,100	608,073	27,132
Ross Stores, Inc.	18,600	1,250,608	80,222
Rovi Corp.	5,800	125,744	6,380
RR Donnelley & Sons Co.	40,400	763,441	(40,281)
Ryder System, Inc.	28,600	2,088,992	196,720
SanDisk Corp.	10,200	695,917	132,221
SCANA Corp.	9,500	441,460	46,080
Scotts Miracle-Gro Co./The	9,600	581,328	6,960

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SEI Investments Co.	3,900	$136,812	$(5,733)
Sempra Energy	4,800	441,360	23,088
Signet Jewelers Ltd.	33,600	2,551,338	1,005,558
Silgan Holdings, Inc.	1,800	83,559	5,577
Skyworks Solutions, Inc.	35,100	1,049,006	267,946
SLM Corp.	157,700	3,730,234	130,262
Snap-on, Inc.	5,800	599,562	58,622
Sonoco Products Co.	17,700	742,461	(16,407)
Southern Co./The	3,700	152,292	10,286
Southwest Airlines Co.	233,400	4,873,779	636,795
StanCorp Financial Group, Inc.	7,700	511,073	3,287
Staples, Inc.	16,400	221,408	(35,432)
Starbucks Corp.	900	67,410	(1,368)
Starwood Hotels & Resorts Worldwide, Inc.	4,700	370,689	3,431
State Street Corp.	2,800	205,800	(11,060)
Steel Dynamics, Inc.	245,700	4,447,479	(76,476)
STERIS Corp.	13,700	647,924	6,251
Stryker Corp.	12,800	1,000,600	42,216
Symantec Corp.	70,500	1,596,856	(188,971)
Synopsys, Inc.	19,300	767,298	(25,985)
Sysco Corp.	12,300	449,073	(4,674)
Tech Data Corp.	14,000	756,763	96,677
Techne Corp.	5,200	469,215	(25,291)
Teleflex, Inc.	1,200	115,740	12,948
Telephone & Data Systems, Inc.	15,500	421,600	(15,345)
Texas Instruments, Inc.	17,500	757,256	67,869
Thermo Fisher Scientific, Inc.	9,500	1,100,955	41,325
Tidewater, Inc.	3,600	189,340	(14,308)
Time Warner, Inc.	27,600	1,736,466	66,642
Timken Co./The	17,100	940,500	64,638
TJX Cos., Inc./The	17,900	1,044,180	41,455
Torchmark Corp.	6,700	520,657	6,633
Toro Co./The	1,600	101,312	(208)
Total System Services, Inc.	34,000	1,017,861	16,079
Towers Watson & Co.	22,900	2,825,411	(213,666)
Tractor Supply Co.	2,500	170,531	6,044
Travelers Cos., Inc./The	73,700	6,170,976	100,894
TripAdvisor, Inc.	8,600	717,729	61,345
Tupperware Brands Corp.	11,900	1,063,046	(66,302)
Twenty-First Century Fox, Inc.	2,300	72,358	(782)
Tyson Foods, Inc.	127,600	4,520,877	1,094,799
UGI Corp.	13,000	545,386	47,544
Union Pacific Corp.	28,600	4,823,497	543,579
United Rentals, Inc.	8,500	689,265	117,725
United Technologies Corp.	27,500	3,134,169	78,931
United Therapeutics Corp.	52,200	5,478,594	(570,228)
UnitedHealth Group, Inc.	66,700	4,815,954	652,779
Universal Health Services, Inc.	5,800	493,112	(17,106)
Unum Group	71,400	2,362,477	158,657
URS Corp.	36,300	1,863,838	(155,560)
US BanCorp.	11,200	441,439	38,593
Valero Energy Corp.	36,800	1,875,196	78,884
Validus Holdings Ltd.	1,600	58,264	2,072

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Valmont Industries, Inc.	10,300	$1,551,576	$(18,524)
Vectren Corp.	4,800	173,913	15,159
VeriSign, Inc.	9,000	543,485	(58,295)
Verizon Communications, Inc.	10,800	522,180	(8,424)
VF Corp.	35,800	2,069,192	146,112
Viacom, Inc.	38,100	3,110,908	127,211
Visa, Inc.	2,000	446,753	(15,033)
Wabtec Corp.	2,800	209,748	7,252
Waddell & Reed Financial, Inc.	6,500	443,560	34,970
Walgreen Co.	38,700	2,273,212	282,149
Wal-Mart Stores, Inc.	8,300	632,377	1,992
Walt Disney Co./The	29,300	2,091,807	254,244
Washington Federal, Inc.	6,900	146,081	14,689
Waste Connections, Inc.	6,000	249,000	14,160
Waste Management, Inc.	31,200	1,345,344	(32,760)
WellCare Health Plans, Inc.	8,400	576,127	(42,559)
WellPoint, Inc.	80,800	6,913,567	1,130,073
Wells Fargo & Co.	85,300	3,878,443	364,379
Werner Enterprises, Inc.	3,700	94,239	148
WESCO International, Inc.	4,600	381,632	1,180
Westar Energy, Inc.	36,700	1,198,797	91,575
Western Digital Corp.	63,600	5,552,173	287,579
Westlake Chemical Corp.	25,000	1,521,226	133,274
WGL Holdings, Inc.	1,600	61,376	2,720
Whirlpool Corp.	21,900	3,195,622	77,552
Whiting Petroleum Corp.	13,000	774,295	127,775
Williams-Sonoma, Inc.	900	48,554	11,422
Wisconsin Energy Corp.	1,100	45,541	5,664
World Fuel Services Corp.	6,400	276,672	5,568
Worthington Industries, Inc.	33,400	1,420,970	(143,420)
WR Berkley Corp.	2,500	103,800	250
Wynn Resorts Ltd.	3,600	776,520	23,220
Xcel Energy, Inc.	42,800	1,206,960	92,448
Xerox Corp.	31,700	386,740	(28,530)
Yahoo!, Inc.	85,700	3,094,627	(17,997)
Zimmer Holdings, Inc.	19,400	1,832,602	2,250

			31,541,770

Total of Long Equity Positions			32,139,349

Short Positions

Canada
Domtar Corp.	(2,800)	(264,572)	(49,644)
Lululemon Athletica, Inc.	(114,200)	(5,325,299)	(680,479)

			(730,123)

Hong Kong
Michael Kors Holdings Ltd.	(25,200)	(1,954,778)	(395,626)

Ireland
Endo International PLC	(2,300)	(161,069)	3,174
Jazz Pharmaceuticals PLC	(17,500)	(2,613,125)	186,225

			189,399

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Singapore
Flextronics International Ltd.	(16,400)	$(126,608)	$(24,928)

Switzerland
Weatherford International Ltd.	(139,500)	(1,991,292)	(430,428)
United Kingdom
Liberty Global PLC	(51,000)	(2,205,347)	83,748
Liberty Global PLC	(51,000)	(2,113,435)	37,225
Willis Group Holdings PLC	(10,600)	(470,216)	2,438

			123,411

United States
Abercrombie & Fitch Co.	(27,900)	(961,831)	(112,319)
Adobe Systems, Inc.	(8,000)	(482,228)	(43,692)
ADTRAN, Inc.	(31,900)	(790,497)	11,818
Aeropostale, Inc.	(311,600)	(2,046,679)	482,447
Albemarle Corp.	(4,100)	(256,377)	(15,945)
Alcoa, Inc.	(32,000)	(363,520)	(48,320)
Alere, Inc.	(11,100)	(428,460)	47,175
Allegheny Technologies, Inc.	(36,300)	(1,317,690)	(50,094)
Allergan, Inc.	(22,700)	(2,727,405)	(89,665)
Alliance Data Systems Corp.	(800)	(205,512)	(12,448)
Allscripts Healthcare Solutions, Inc.	(24,200)	(401,048)	(35,278)
Alpha Natural Resources, Inc.	(657,100)	(3,079,025)	286,350
Altera Corp.	(75,200)	(2,455,395)	(269,853)
AMC Networks, Inc.	(800)	(50,047)	(8,425)
American Capital Ltd.	(78,700)	(1,242,205)	(468)
American Eagle Outfitters, Inc.	(74,400)	(1,084,008)	173,352
American International Group, Inc.	(39,000)	(1,957,707)	7,317
AMETEK, Inc.	(7,100)	(369,342)	3,763
Anadarko Petroleum Corp.	(4,200)	(336,153)	(19,839)
ANN, Inc.	(5,100)	(179,775)	(31,773)
Apollo Investment Corp.	(16,000)	(143,040)	10,080
Apple, Inc.	(2,800)	(1,513,680)	10,808
Arch Coal, Inc.	(869,100)	(3,646,642)	(542,420)
Armstrong World Industries, Inc.	(5,000)	(286,572)	20,322
Ashland, Inc.	(1,100)	(108,790)	(638)
Assured Guaranty Ltd.	(68,500)	(1,494,670)	(239,750)
Atmel Corp.	(119,100)	(981,369)	(14,307)
Autodesk, Inc.	(22,100)	(1,140,146)	53,268
AutoNation, Inc.	(3,400)	(162,588)	(18,394)
Avis Budget Group, Inc.	(57,800)	(2,131,954)	(682,906)
Avon Products, Inc.	(262,400)	(3,915,520)	73,984
Bally Technologies, Inc.	(3,000)	(244,170)	45,360
BancorpSouth, Inc.	(9,600)	(234,624)	(4,992)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bank of America Corp.	(65,700)	$(1,117,557)	$(12,483)
Barnes & Noble, Inc.	(111,100)	(1,605,946)	(716,044)
BE Aerospace, Inc.	(5,200)	(400,398)	(50,910)
Bill Barrett Corp.	(11,800)	(319,205)	17,125
BioMarin Pharmaceutical, Inc.	(59,500)	(4,164,592)	106,097
Bristol-Myers Squibb Co.	(7,800)	(424,008)	18,798
Broadcom Corp.	(19,300)	(559,700)	(47,864)
Brookdale Senior Living, Inc.	(174,700)	(4,952,278)	(901,919)
Brown & Brown, Inc.	(2,000)	(63,425)	1,905
Bruker Corp.	(48,800)	(1,002,467)	(109,685)
Cabela’s, Inc.	(16,400)	(1,123,060)	48,696
Cablevision Systems Corp.	(56,500)	(917,283)	(35,872)
Cabot Oil & Gas Corp.	(16,900)	(633,412)	60,840
Calpine Corp.	(245,100)	(4,657,850)	(467,191)
Cameron International Corp.	(59,500)	(3,507,012)	(168,303)
Campbell Soup Co.	(13,100)	(528,037)	(59,891)
CARBO Ceramics, Inc.	(5,900)	(656,794)	(157,347)
CarMax, Inc.	(39,100)	(1,793,037)	(36,843)
Carnival Corp.	(91,800)	(3,716,061)	240,513
Catamaran Corp.	(20,900)	(1,026,390)	90,906
Caterpillar, Inc.	(16,400)	(1,507,401)	(122,267)
CenterPoint Energy, Inc.	(9,900)	(231,858)	(2,673)
CenturyLink, Inc.	(12,400)	(372,000)	(35,216)
Cerner Corp.	(1,100)	(61,838)	(37)
CF Industries Holdings, Inc.	(500)	(122,905)	(7,415)
CH Robinson Worldwide, Inc.	(19,400)	(1,130,723)	114,357
Charles Schwab Corp./The	(86,500)	(2,295,697)	(68,348)
Charter Communications, Inc.	(6,400)	(868,925)	80,445
Cheniere Energy, Inc.	(67,000)	(3,057,916)	(650,534)
Chesapeake Energy Corp.	(34,000)	(865,300)	(5,780)
Chico’s FAS, Inc.	(63,200)	(1,062,738)	49,642
Ciena Corp.	(31,500)	(701,172)	(15,138)
Cincinnati Financial Corp.	(1,000)	(49,779)	1,119
CIT Group, Inc.	(44,600)	(2,193,513)	7,221
Citigroup, Inc.	(29,800)	(1,545,274)	126,794
Citrix Systems, Inc.	(14,500)	(828,963)	(3,772)
Clean Harbors, Inc.	(10,800)	(615,600)	23,868
Coach, Inc.	(49,000)	(2,427,531)	(5,809)
Cognizant Technology Solutions Corp.	(4,300)	(212,744)	(4,879)
Colfax Corp.	(8,700)	(537,278)	(83,293)
Community Health Systems, Inc.	(12,600)	(513,595)	20,053

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CommVault Systems, Inc.	(6,000)	$(392,857)	$3,157
Compass Minerals International, Inc.	(19,300)	(1,552,951)	(39,685)
Concho Resources, Inc.	(21,900)	(2,157,807)	(524,943)
Concur Technologies, Inc.	(17,700)	(2,011,202)	257,663
CONSOL Energy, Inc.	(97,700)	(3,702,444)	(200,671)
Con-way, Inc.	(8,100)	(328,779)	(3,969)
Copart, Inc.	(17,900)	(638,558)	(12,823)
Costco Wholesale Corp.	(10,400)	(1,167,533)	6,061
Covance, Inc.	(2,500)	(233,495)	(26,255)
Covanta Holding Corp.	(76,400)	(1,369,902)	(9,118)
Cree, Inc.	(7,600)	(455,056)	25,200
CVR Energy, Inc.	(42,600)	(1,656,241)	(143,609)
Cypress Semiconductor Corp.	(477,300)	(4,771,279)	(130,592)
Cytec Industries, Inc.	(3,400)	(314,636)	(17,238)
Darden Restaurants, Inc.	(7,500)	(382,200)	1,500
DaVita HealthCare Partners, Inc.	(27,600)	(1,778,846)	(121,414)
Dean Foods Co.	(170,600)	(2,720,276)	82,800
Denbury Resources, Inc.	(58,000)	(925,442)	(25,758)
Devon Energy Corp.	(20,300)	(1,197,903)	(160,776)
Dick’s Sporting Goods, Inc.	(11,700)	(627,120)	(11,817)
Diebold, Inc.	(50,500)	(1,717,887)	(296,558)
Discovery Communications, Inc.	(15,800)	(1,248,254)	(58,406)
Donaldson Co., Inc.	(3,200)	(135,648)	(32)
DR Horton, Inc.	(30,800)	(672,075)	5,255
DreamWorks Animation SKG, Inc.	(35,900)	(1,209,803)	256,658
Dresser-Rand Group, Inc.	(12,800)	(734,406)	(13,242)
Dunkin’ Brands Group, Inc.	(7,600)	(354,506)	(26,862)
E*TRADE Financial Corp.	(134,000)	(2,770,443)	(314,237)
Eagle Materials, Inc.	(6,800)	(530,808)	(72,080)
Ecolab, Inc.	(3,300)	(343,695)	(12,672)
Edwards Lifesciences Corp.	(25,100)	(1,720,354)	(141,313)
Equinix, Inc.	(32,100)	(5,708,456)	(224,908)
Estee Lauder Cos., Inc./The	(3,100)	(219,231)	11,903
Esterline Technologies Corp.	(10,100)	(1,003,447)	(72,607)
Expedia, Inc.	(1,500)	(102,752)	(5,998)
Expeditors International of Washington, Inc.	(32,300)	(1,393,106)	113,057
F5 Networks, Inc.	(30,700)	(3,102,582)	(170,959)
Facebook, Inc.	(21,500)	(1,210,450)	(84,710)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fairchild Semiconductor International, Inc.	(97,700)	$(1,285,714)	$(61,569)
Family Dollar Stores, Inc.	(41,500)	(2,603,456)	196,041
Fastenal Co.	(66,100)	(3,020,222)	(239,830)
Fidelity National Financial, Inc.	(33,500)	(1,056,925)	3,685
First American Financial Corp.	(21,200)	(552,210)	(10,650)
First Horizon National Corp.	(172,500)	(2,012,141)	(116,509)
FirstEnergy Corp.	(30,600)	(997,866)	(43,452)
FMC Corp.	(5,600)	(416,576)	(12,160)
FMC Technologies, Inc.	(16,700)	(836,469)	(36,774)
Ford Motor Co.	(186,600)	(2,741,943)	(169,017)
Forest City Enterprises, Inc.	(91,500)	(1,690,026)	(57,624)
Fortinet, Inc.	(171,400)	(3,597,480)	(178,462)
Freescale Semiconductor Ltd.	(90,200)	(1,532,452)	(669,330)
General Cable Corp.	(1,700)	(50,034)	6,497
General Electric Co.	(35,900)	(954,222)	24,771
Genesee & Wyoming, Inc.	(5,200)	(466,612)	(39,452)
Genpact Ltd.	(7,600)	(137,712)	5,320
Genworth Financial, Inc.	(48,500)	(780,365)	(79,540)
GNC Holdings, Inc.	(3,400)	(180,506)	30,838
Goodyear Tire & Rubber Co./The	(8,500)	(208,505)	(13,600)
Greenhill & Co., Inc.	(58,100)	(3,286,851)	266,813
Groupon, Inc.	(150,700)	(1,603,564)	422,076
Halliburton Co.	(1,000)	(50,035)	(8,855)
Harley-Davidson, Inc.	(2,000)	(135,160)	1,940
Harman International Industries, Inc.	(8,200)	(741,936)	(130,544)
Harsco Corp.	(43,400)	(1,113,381)	96,519
Helix Energy Solutions Group, Inc.	(87,900)	(1,861,550)	(158,392)
Hertz Global Holdings, Inc.	(67,800)	(1,708,296)	(97,896)
Hexcel Corp.	(20,600)	(853,221)	(43,703)
Hillshire Brands Co./The	(34,100)	(1,189,409)	(81,157)
HMS Holdings Corp.	(114,800)	(2,799,432)	612,492
Hologic, Inc.	(98,100)	(2,125,919)	16,769
HomeAway, Inc.	(24,300)	(988,554)	73,173
Hospira, Inc.	(8,200)	(350,838)	(3,812)
HSN, Inc.	(2,500)	(140,240)	(9,085)
Huntington Bancshares, Inc.	(125,900)	(1,161,120)	(94,103)
Huntsman Corp.	(23,300)	(518,982)	(50,004)
IDEXX Laboratories, Inc.	(1,200)	(136,270)	(9,410)
IHS, Inc.	(1,600)	(187,376)	(7,024)
Illumina, Inc.	(9,200)	(1,254,328)	(113,344)
Informatica Corp.	(5,500)	(234,080)	26,290
Ingersoll-Rand PLC	(6,100)	(380,152)	30,988

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Integrated Device Technology, Inc.	(3,700)	$(38,474)	$(6,777)
InterDigital, Inc.	(23,700)	(668,527)	(116,180)
International Game Technology	(34,900)	(501,151)	10,457
Intrepid Potash, Inc.	(35,400)	(517,444)	(29,840)
Intuitive Surgical, Inc.	(13,100)	(5,494,028)	(243,641)
Iron Mountain, Inc.	(87,300)	(2,334,448)	(72,413)
Itron, Inc.	(47,400)	(1,991,726)	307,130
Jabil Circuit, Inc.	(72,700)	(1,277,005)	(31,595)
Janus Capital Group, Inc.	(141,500)	(1,705,237)	167,132
Jarden Corp.	(800)	(49,343)	1,479
JB Hunt Transport Services, Inc.	(1,800)	(137,830)	8,374
JDS Uniphase Corp.	(120,000)	(1,457,161)	(222,839)
JetBlue Airways Corp.	(118,700)	(1,048,799)	17,296
Joy Global, Inc.	(23,100)	(1,224,936)	(114,864)
Juniper Networks, Inc.	(3,600)	(95,775)	3,039
Kansas City Southern	(2,000)	(197,770)	(6,350)
KBR, Inc.	(1,800)	(57,086)	9,062
Kinder Morgan, Inc.	(76,000)	(2,620,086)	150,846
L Brands, Inc.	(3,400)	(174,098)	(18,920)
Laboratory Corp. of America Holdings	(3,400)	(304,457)	(29,457)
Lamar Advertising Co.	(58,200)	(2,856,671)	(110,947)
Laredo Petroleum, Inc.	(74,000)	(1,829,997)	(83,643)
Las Vegas Sands Corp.	(28,300)	(2,318,079)	32,005
Legg Mason, Inc.	(15,400)	(676,214)	(79,002)
Lennar Corp.	(78,500)	(2,954,575)	(155,595)
Level 3 Communications, Inc.	(59,000)	(1,953,682)	(355,578)
LinkedIn Corp.	(16,800)	(3,658,968)	551,976
Louisiana-Pacific Corp.	(73,800)	(1,261,343)	16,337
Macy’s, Inc.	(14,700)	(819,897)	(51,666)
Manitowoc Co., Inc./The	(44,700)	(1,144,320)	(261,495)
Markel Corp.	(500)	(283,290)	(14,760)
Martin Marietta Materials, Inc.	(11,900)	(1,282,367)	(244,998)
Masco Corp.	(96,100)	(2,083,411)	(50,970)
Masimo Corp.	(3,200)	(99,680)	12,288
MBIA, Inc.	(63,700)	(741,412)	(149,751)
McDermott International, Inc.	(640,700)	(5,661,092)	650,818
Mead Johnson Nutrition Co.	(24,400)	(2,007,632)	(20,984)
MeadWestvaco Corp.	(1,300)	(46,265)	(2,667)
Medivation, Inc.	(67,300)	(5,051,132)	719,031
MEDNAX, Inc.	(800)	(43,542)	(6,042)
MGM Resorts International	(89,400)	(2,278,489)	(33,395)
Monsanto Co.	(20,000)	(2,219,865)	(55,535)
Monster Beverage Corp.	(3,400)	(235,008)	(1,122)
Monster Worldwide, Inc.	(269,300)	(1,745,064)	(269,300)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mosaic Co./The	(37,800)	$(1,777,161)	$(112,839)
Motorola Solutions, Inc.	(6,400)	(417,636)	6,180
MSC Industrial Direct Co., Inc.	(3,100)	(253,172)	(15,040)
MSCI, Inc.	(1,100)	(47,894)	572
Nabors Industries Ltd.	(84,000)	(1,435,721)	(634,879)
Navistar International Corp.	(110,700)	(3,729,671)	(19,738)
NCR Corp.	(72,000)	(2,467,796)	(163,804)
NetSuite, Inc.	(3,100)	(343,015)	49,042
New York Times Co./The	(69,700)	(1,026,434)	(166,830)
Newfield Exploration Co.	(117,700)	(2,915,419)	(775,653)
News Corp.	(41,500)	(708,820)	(5,810)
Nielsen Holdings NV	(9,400)	(417,548)	(1,974)
NIKE, Inc.	(4,400)	(314,511)	(10,473)
Nordson Corp.	(4,900)	(341,115)	(4,286)
NRG Energy, Inc.	(47,800)	(1,341,746)	(178,294)
Nuance Communications, Inc.	(101,300)	(1,521,526)	(217,795)
Oasis Petroleum, Inc.	(7,600)	(320,669)	3,521
Office Depot, Inc.	(660,300)	(3,083,290)	356,251
Old Republic International Corp.	(6,400)	(107,456)	2,496
ON Semiconductor Corp.	(120,500)	(1,035,753)	(96,947)
ONEOK, Inc.	(18,900)	(1,015,006)	(104,819)
Owens Corning	(50,300)	(2,000,769)	(170,682)
Pall Corp.	(1,300)	(108,550)	(7,761)
Palo Alto Networks, Inc.	(72,900)	(4,532,962)	(467,978)
Pandora Media, Inc.	(46,300)	(1,659,648)	255,832
Panera Bread Co.	(2,400)	(413,256)	(10,272)
Patterson-UTI Energy, Inc.	(1,900)	(47,759)	(12,433)
Peabody Energy Corp.	(268,800)	(4,696,336)	304,144
Pepco Holdings, Inc.	(11,200)	(208,992)	(20,384)
PerkinElmer, Inc.	(24,000)	(1,035,507)	(45,933)
Pharmacyclics, Inc.	(34,300)	(4,626,792)	1,189,246
Philip Morris International, Inc.	(16,500)	(1,278,763)	(72,092)
Post Holdings, Inc.	(27,000)	(1,430,248)	(57,992)
Precision Castparts Corp.	(3,700)	(993,868)	58,656
Principal Financial Group, Inc.	(20,400)	(925,603)	(12,593)
Progressive Corp./The	(64,200)	(1,518,554)	(36,370)
PVH Corp.	(15,900)	(1,928,419)	(55,424)
QEP Resources, Inc.	(39,400)	(1,184,015)	24,079
Quest Diagnostics, Inc.	(900)	(48,722)	(3,406)
Rackspace Hosting, Inc.	(79,100)	(2,898,918)	302,856
Range Resources Corp.	(48,400)	(4,029,972)	14,224
Red Hat, Inc.	(30,500)	(1,784,714)	168,824

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regeneron Pharmaceuticals, Inc.	(600)	$(174,778)	$(5,390)
Regions Financial Corp.	(48,500)	(512,645)	(26,190)
RF Micro Devices, Inc.	(84,100)	(418,818)	(243,890)
Robert Half International, Inc.	(1,200)	(48,543)	(1,797)
Rockwell Collins, Inc.	(7,000)	(537,276)	(20,414)
Rockwood Holdings, Inc.	(25,600)	(1,819,983)	(84,657)
Rosetta Resources, Inc.	(11,800)	(515,107)	(34,537)
Rowan Cos. PLC	(3,100)	(101,525)	(2,883)
Royal Caribbean Cruises Ltd.	(19,000)	(935,712)	(100,928)
Salesforce.com, Inc.	(55,100)	(3,286,419)	140,760
Salix Pharmaceuticals Ltd.	(20,700)	(2,019,283)	(125,444)
Sally Beauty Holdings, Inc.	(41,500)	(1,154,275)	17,175
SBA Communications Corp.	(13,300)	(1,207,494)	(2,274)
Scripps Networks Interactive, Inc.	(2,600)	(192,842)	(4,524)
Sealed Air Corp.	(55,500)	(1,809,893)	(14,392)
Seattle Genetics, Inc.	(24,300)	(1,157,360)	50,252
Semtech Corp.	(40,600)	(905,045)	(123,759)
Sensata Technologies Holding NV	(44,600)	(1,687,320)	(214,424)
Service Corp. International	(64,400)	(1,153,784)	(126,488)
ServiceNow, Inc.	(7,500)	(466,024)	16,624
Sherwin-Williams Co./The	(1,700)	(327,443)	(7,678)
Silicon Laboratories, Inc.	(7,400)	(337,046)	(49,604)
Sirius XM Holdings, Inc.	(548,200)	(1,821,422)	67,182
Sirona Dental Systems, Inc.	(9,200)	(645,179)	(41,785)
Six Flags Entertainment Corp.	(22,900)	(844,861)	(74,574)
SolarWinds, Inc.	(46,400)	(1,858,566)	(119,466)
Solera Holdings, Inc.	(700)	(48,252)	3,914
Sotheby’s	(39,700)	(1,980,694)	251,759
Southwestern Energy Co.	(62,900)	(2,496,858)	(397,171)
Spirit AeroSystems Holdings, Inc.	(28,100)	(969,118)	176,979
Splunk, Inc.	(9,900)	(788,733)	80,982
Sprint Corp.	(291,400)	(2,520,560)	(157,406)
SPX Corp.	(3,800)	(396,606)	23,028
Stanley Black & Decker, Inc.	(10,500)	(828,646)	(24,374)
Stratasys Ltd.	(28,200)	(3,396,975)	405,237
SunEdison, Inc.	(223,500)	(3,275,745)	(934,995)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SunTrust Banks, Inc.	(19,100)	$(751,394)	$(8,595)
SUPERVALU, Inc.	(144,400)	(888,684)	(99,012)
SVB Financial Group	(400)	(42,321)	(9,191)
Synovus Financial Corp.	(727,000)	(2,565,503)	100,973
T Rowe Price Group, Inc.	(1,400)	(115,192)	(98)
Target Corp.	(27,900)	(1,647,025)	(41,204)
TCF Financial Corp.	(15,900)	(266,643)	1,749
Teekay Corp.	(41,800)	(2,243,952)	(106,880)
Tempur Sealy International, Inc.	(47,100)	(2,255,396)	(131,161)
Tenet Healthcare Corp.	(84,400)	(3,814,204)	201,040
Teradata Corp.	(40,000)	(1,815,875)	(151,725)
Teradyne, Inc.	(23,200)	(452,168)	(9,280)
Terex Corp.	(21,900)	(890,762)	(79,408)
Tesla Motors, Inc.	(3,100)	(527,031)	(119,164)
Tesoro Corp.	(45,200)	(2,376,616)	89,948
Textron, Inc.	(44,400)	(1,584,033)	(160,443)
Theravance, Inc.	(124,000)	(4,669,129)	832,569
Thor Industries, Inc.	(900)	(47,838)	(7,116)
Thoratec Corp.	(25,900)	(959,334)	31,855
TIBCO Software, Inc.	(80,700)	(1,831,573)	191,749
Tiffany & Co.	(14,100)	(1,222,611)	7,896
T-Mobile US, Inc.	(40,800)	(1,272,561)	(75,063)
Toll Brothers, Inc.	(37,700)	(1,357,938)	4,508
TransDigm Group, Inc.	(11,400)	(1,942,749)	(168,531)
Trimble Navigation Ltd.	(91,800)	(3,021,933)	(546,333)
Triumph Group, Inc.	(22,300)	(1,692,044)	251,910
tw telecom, Inc.	(28,000)	(838,366)	(36,914)
Twenty-First Century Fox, Inc.	(43,900)	(1,368,525)	(34,958)
Ulta Salon Cosmetics & Fragrance, Inc.	(33,400)	(2,797,661)	(458,171)
Under Armour, Inc.	(11,100)	(924,656)	(347,848)
Urban Outfitters, Inc.	(38,900)	(1,387,787)	(30,896)
Valspar Corp./The	(4,500)	(321,336)	(3,204)
Vantiv, Inc.	(23,500)	(761,972)	51,802
Varian Medical Systems, Inc.	(3,500)	(277,748)	(16,217)
VeriFone Systems, Inc.	(118,400)	(3,420,340)	(583,948)
Verisk Analytics, Inc.	(5,900)	(373,803)	20,039
Vertex Pharmaceuticals, Inc.	(44,500)	(3,613,420)	466,380
Visteon Corp.	(1,800)	(146,310)	(12,882)
VMware, Inc.	(24,700)	(2,350,187)	(317,907)
Vulcan Materials Co	(61,400)	(3,669,942)	(410,088)
WABCO Holdings, Inc.	(2,500)	(237,650)	(26,250)
Waters Corp.	(1,600)	(169,863)	(3,593)
Webster Financial Corp.	(23,900)	(754,890)	12,556
Wendy’s Co./The	(91,258)	(805,075)	(27,198)
Western Union Co./The	(197,500)	(3,164,344)	(66,756)
WEX, Inc.	(4,200)	(368,479)	(30,731)
Williams Cos., Inc./The	(123,300)	(4,855,464)	(148,050)
Woodward, Inc.	(8,500)	(349,921)	(3,084)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WPX Energy, Inc.	(55,700)	$(1,038,805)	$34,534
Xylem, Inc.	(47,700)	(1,676,447)	(60,787)
Yum! Brands, Inc.	(41,900)	(2,879,389)	(279,452)
Zions Bancorporation	(56,200)	(1,668,665)	(72,411)
Zynga, Inc.	(670,200)	(2,853,829)	(28,031)

			(11,705,558)

Total of Short Equity Positions			(12,973,853)

Total of Long and Short Equity Positions			19,165,496

Net Cash and Other Receivables/ (Payables) (b)			847,816

Swaps, at Value			$20,013,312

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Goldman Sachs in the amount of $87,730,000 at March 31,2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2014

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE ($) (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$(716,877)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	54,081	$2,545,077	$398,520

Switzerland
Coca-Cola HBC AG	32,474	820,317	(10,701)

United Kingdom
3i Group PLC	25,351	157,050	11,307
Aberdeen Asset Management PLC	21,980	141,269	1,988
Admiral Group PLC	13,983	333,910	(960)
Amlin PLC	1,156	8,044	1,288
Anglo American PLC	65,624	1,551,389	125,615
Ashtead Group PLC	52,976	712,136	129,206
ASOS PLC	8,148	925,615	(221,299)
Associated British Foods PLC	90,989	4,062,778	159,315
AstraZeneca PLC	11,171	721,822	2,361
Aviva PLC	300,483	2,308,804	88,656
Babcock International Group PLC	154,614	3,592,708	(120,621)
BAE Systems PLC	54,382	386,931	(9,140)
Berkeley Group Holdings PLC	3,252	143,688	(1,405)
BG Group PLC	26,469	490,624	3,534
BP PLC	145,822	1,181,258	(9,570)
British Sky Broadcasting Group PLC	152,282	2,170,140	146,622
BT Group PLC	437,465	2,838,977	(56,817)
Bunzl PLC	5,293	126,537	14,589
Capita PLC	81,490	1,396,858	93,184
Catlin Group Ltd.	1,094	9,641	173
Centrica PLC	625,898	3,337,256	106,093
Compass Group PLC	71,411	1,147,396	(57,036)
Daily Mail & General Trust PLC	1,968	31,830	(3,304)
Direct Line Insurance Group PLC	763,214	3,303,811	(280,538)
Drax Group PLC	112,695	1,520,228	(79,313)
DS Smith PLC	125,463	686,452	(6,478)
GKN PLC	461,830	3,117,936	(108,755)
GlaxoSmithKline PLC	49,367	1,354,187	(37,800)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Hargreaves Lansdown PLC	32,007	$778,953	$(340)
HSBC Holdings PLC	46,550	525,845	(54,507)
ICAP PLC	130,850	892,681	(68,006)
Inchcape PLC	9,202	88,625	10,561
Investec PLC	309,823	2,132,091	376,024
ITV PLC	196,992	666,230	(36,836)
J Sainsbury PLC	1,074,382	6,391,999	(726,328)
Kingfisher PLC	454,385	2,906,112	288,569
Legal & General Group PLC	66,494	231,806	(4,787)
London Stock Exchange Group PLC	1,021	31,281	2,280
Marks & Spencer Group PLC	165,178	1,339,292	(95,846)
Meggitt PLC	61,671	538,919	(44,323)
Mitchells & Butlers PLC	11,158	84,618	200
Mondi PLC	124,318	2,064,204	114,304
National Grid PLC	219,594	2,886,033	131,540
Next PLC	45,414	4,682,970	314,875
Reckitt Benckiser Group PLC	17,068	1,332,165	60,669
Resolution Ltd.	51,769	310,463	(52,541)
Rexam PLC	103,701	860,901	(18,212)
Rightmove PLC	41,012	1,764,520	40,200
Rolls-Royce Holdings PLC	13,967	275,110	(25,082)
RSA Insurance Group PLC	72,927	193	40,536
RSA Insurance Group PLC	194,474	331,669	(40,883)
Sage Group PLC/The	69,599	478,019	7,423
Schroders PLC	7,713	328,745	5,764
Shire PLC	24,210	1,223,629	(25,106)
Smith & Nephew PLC	84,079	1,242,452	34,531
Smiths Group PLC	88,603	2,196,650	(314,044)
Sports Direct International PLC	97,914	1,139,765	251,468
SSE PLC	76,127	1,686,834	177,826
Tate & Lyle PLC	4,112	51,960	(6,162)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Telecity Group PLC	6,064	$76,792	$(6,128)
Tesco PLC	407,196	2,246,831	(238,491)
Thomas Cook Group PLC	61,153	182,351	1,662
Travis Perkins PLC	102,162	3,087,614	129,240
Whitbread PLC	15,143	946,291	104,806
William Hill PLC	290,880	1,632,689	22,260
WM Morrison Supermarkets PLC	365,699	1,536,166	(235,835)
WPP PLC	104,358	2,354,293	(198,036)

			(185,860)

Total of Long Equity Positions			201,959

Short Positions
Switzerland
Informa PLC	(95,521)	(862,356)	19,870
Wolseley PLC	(67,182)	(3,838,014)	10,171

			30,041

United Kingdom
Aggreko PLC	(34,899)	(1,001,248)	126,957
AMEC PLC	(48,700)	(841,531)	(70,555)
Antofagasta PLC	(83,000)	(1,182,689)	24,698
ARM Holdings PLC	(219,955)	(3,483,097)	(231,566)
Barclays PLC	(56,848)	(264,625)	43,402
British American Tobacco PLC	(29,012)	(1,487,169)	(131,287)
Burberry Group PLC	(245,893)	(6,054,027)	337,181
Carnival PLC	(95,225)	(4,031,913)	393,870
Croda International PLC	(61,132)	(2,466,577)	(133,168)
Diageo PLC	(110,161)	(3,459,169)	37,667
Evraz PLC	(263,659)	(430,896)	79,572
Experian PLC	(27,438)	(515,218)	20,079
G4S PLC	(495,160)	(2,024,952)	27,045
IMI PLC	(35,814)	(1,031,965)	160,476
Imperial Tobacco Group PLC	(78,132)	(2,882,500)	(276,972)
InterContinental Hotels Group PLC	(30,815)	(1,025,371)	33,434
Intertek Group PLC	(42,539)	(2,035,655)	(148,361)
John Wood Group PLC	(220,490)	(2,401,716)	(421,049)
Johnson Matthey PLC	(52,282)	(2,942,291)	87,753
Kazakhmys PLC	(242,871)	(942,754)	(127,688)
Ladbrokes PLC	(76,099)	(211,560)	40,135
Lloyds Banking Group PLC	(451,362)	(628,199)	63,536
Man Group PLC	(1,219,294)	(1,969,406)	(88,882)
Melrose Industries PLC	(32,267)	(195,455)	35,546

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Old Mutual PLC	(302,268)	$(967,048)	$(47,682)
Pearson PLC	(90,666)	(1,925,765)	316,116
Pennon Group PLC	(178,370)	(2,039,173)	(172,566)
Premier Oil PLC	(34,733)	(166,729)	(4,211)
Prudential PLC	(41,278)	(905,842)	31,803
Royal Bank of Scotland Group PLC	(421,148)	(2,493,598)	308,599
SABMiller PLC	(120,988)	(5,492,955)	(556,718)
Serco Group PLC	(139,509)	(999,238)	18,504
Severn Trent PLC	(51,114)	(1,402,577)	(152,687)
Spirax-Sarco Engineering PLC	(17,737)	(880,660)	24,966
Standard Chartered PLC	(6,335)	(130,796)	(1,672)
Standard Life PLC	(251,325)	(1,529,969)	(53,438)
UBM PLC	(26,450)	(315,792)	15,132
United Utilities Group PLC	(93,798)	(1,076,780)	(157,056)
Vedanta Resources PLC	(34,960)	(470,746)	(56,244)
Weir Group PLC/The	(106,845)	(3,849,192)	(669,843)

			(1,275,174)

Total of Short Equity Positions			(1,245,133)

Total of Long and Short Equity Positions			(1,043,174)

Net Cash and Other Receivables/ (Payables) (b)			326,297

Swaps, at Value			$(716,877)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Goldman Sachs is included in the collateral noted in the previous Goldman Sachs total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2014

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE ($) (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$(46,284)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	4,048	$465,175	$39,352
AtoS	7,380	663,913	3,009
AXA SA	1,110	30,795	(1,959)
BNP Paribas SA	8,795	699,452	(21,365)
Bouygues SA	85,905	3,504,004	75,631
Bureau Veritas SA	3,706	103,068	10,599
Cap Gemini SA	16,842	1,193,172	81,877
Christian Dior SA	83	14,998	943
Cie Generale des Etablissements Michelin	13,204	1,469,643	181,054
CNP Assurances	11,194	239,236	(2,146)
Danone SA	8,953	625,103	7,402
Electricite de France	89,502	3,171,711	367,254
European Aeronautic Defence and Space Co. NV	29,452	2,282,534	(173,152)
GDF Suez	10,743	256,755	37,119
Iliad SA	9,481	2,344,063	391,820
Imerys SA	9,975	844,126	42,754
Lagardere SCA	43,329	1,590,156	129,599
Legrand SA	8,338	472,799	45,158
L’Oreal SA	7,510	1,294,865	(55,861)
Natixis	18,390	118,117	16,943
Neopost SA	19,063	1,636,402	(129,879)
Publicis Groupe SA	13,170	1,225,672	(36,670)
Rexel SA	67,451	1,802,969	(33,848)
Safran SA	36,912	2,692,996	(135,748)
SCOR SE	41,962	1,427,660	42,074
SES SA	28,865	964,589	112,353
Societe BIC SA	756	89,303	10,003
Societe Generale SA	12,334	763,078	(3,852)
Suez Environnement Co.	101,406	1,911,555	147,564
Thales SA	27,131	1,807,961	(8,904)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Total SA	75,941	$4,479,101	$519,685
Valeo SA	5,589	633,377	153,742
Vinci SA	23,837	1,593,587	175,818
Vivendi SA	137,443	3,692,200	133,231
Zodiac Aerospace	15,080	545,797	(13,004)

			2,108,596

Total of Long Equity Positions			2,108,596

Short Positions

France (continued)
Accor SA	(5,004)	(247,763)	(8,327)
Air France-KLM	(150,046)	(1,868,097)	(385,314)
Alcatel-Lucent	(198,666)	(840,899)	58,501
Alstom SA	(36,718)	(1,234,094)	232,036
Arkema SA	(4,889)	(541,841)	(11,231)
Carrefour SA	(6,739)	(243,528)	(17,166)
CGG SA	(217,128)	(3,486,861)	7,118
Cie de St-Gobain	(24,583)	(1,387,104)	(97,075)
Credit Agricole SA	(62,513)	(879,209)	(106,012)
Edenred	(44,596)	(1,371,422)	(27,533)
Eiffage SA	(13,452)	(797,194)	(209,115)
Essilor International SA	(14,759)	(1,572,005)	82,552
Etablissements Maurel et Prom	(29,473)	(494,926)	41,527
Eutelsat Communications SA	(24,348)	(748,705)	(77,561)
Faurecia	(51,929)	(2,073,837)	(119,560)
Kering	(3,000)	(604,583)	(7,102)
Lafarge SA	(37,622)	(2,909,450)	(26,945)
LVMH Moet Hennessy Louis Vuitton SA	(17,046)	(2,991,896)	(97,050)
Pernod-Ricard SA	(13,200)	(1,445,722)	(90,430)
Peugeot SA	(9,189)	(145,579)	(27,519)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Remy Cointreau SA	(29,810)	$(2,260,511)	$(130,681)
Renault SA	(17,278)	(1,507,808)	(170,471)
Schneider Electric SA	(10,299)	(837,046)	(75,717)
Technip SA	(23,807)	(2,164,071)	(290,068)
Vallourec SA	(31,533)	(1,607,998)	(102,678)
Veolia Environnement SA	(167,879)	(2,804,728)	(522,312)
Wendel SA	(1,408)	(204,799)	(14,085)

			(2,192,218)

Total of Short Equity Positions			(2,192,218)

Total of Long and Short Equity Positions			(83,622)

Net Cash and Other Receivables/ (Payables) (b)			37,338

Swaps, at Value			$(46,284)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Goldman Sachs is included in the collateral noted in the previous Goldman Sachs total return basket swap.

See notes to Schedule of Investments.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2014, the Trust consists of twenty-four active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Multi-Strategy Alternative Fund and AQR Style Premia Alternative Fund. The remaining fourteen active series are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment Advisor of each Fund. The Advisor has retained CNH Partners, LLC (the “Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund and the AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II MV Fund and the AQR Risk Parity II HV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each of these funds offer Class I and Class N shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Multi-Strategy Alternative Fund and AQR Style Premia Alternative Fund (“CFC Funds”) include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., and AQR Style Premia Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Funds.

For Federal tax purposes, taxable income for each CFC Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and each Subsidiary’s taxable income is included in the calculation of the relevant CFC Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the CFC Funds either in the current period or future periods. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Funds may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investments consistent with the CFC Funds’ investment objectives and policies. The CFC Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the CFC Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2014	% OF TOTAL NET ASSETS AT MARCH 31, 2014	REALIZED GAIN(LOSS) ON INVESTMENTS HELD IN SUBSIDIARY
AQR Managed Futures Strategy Offshore Fund, Ltd.	January 6, 2010	$1,425,946,686	22.9%	$(72,728,506)
AQR Managed Futures Strategy HV Offshore Fund, Ltd.	July 16, 2013	14,702,847	23.1%	(1,206,270)
AQR Risk-Balanced Commodities Strategy Offshore Fund, Ltd.	July 9, 2012	8,545,675	23.4%	705,110
AQR Risk Parity Offshore Fund, Ltd.	September 30, 2010	173,719,625	20.2%	2,624,166
AQR Risk Parity II MV Offshore Fund, Ltd.	November 5, 2012	7,188,519	15.1%	(117,552)
AQR Risk Parity II HV Offshore Fund, Ltd.	November 5, 2012	9,509,741	22.9%	104,965
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	247,305,425	16.1%	(12,105,989)
AQR Style Premia Alternative Offshore Fund, Ltd.	October 30, 2013	144,006,972	23.3%	1,158,945

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). The Funds’ Board of Trustees has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Advisor. Equity securities, including securities sold short, rights and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) are generally the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value factors to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over the- counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and are not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Option contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Total return swap contracts are valued at fair value, based on the price of the underlying referenced instrument.

The Funds use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Loan Participations and Assignments: Certain Funds invest in loan participations and assignments. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when the Fund purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: Certain Funds sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Master Agreements: Certain Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Funds. The Master

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity. Collateral and margin requirements differ between exchange traded derivatives and over-the-counter (“OTC”) derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts, options and centrally cleared swaps) pursuant to the governing agreements for those investment types. For OTC derivatives traded under an ISDA Master Agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount and can vary depending on the counterparty and the type of the agreement. For swaps, futures and forward foreign currency exchange contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Generally, collateral is determined at the close of fund business each day. Collateral posted for the benefit of a Fund is held in a segregated account by a custodian of the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash, debt securities issued by the U.S. Government and related agencies, other securities or money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses represent the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Securities deposited as initial margin are designated in the Schedules of Investments. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions are privately negotiated in the OTC market and payments are settled

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swaps may include forward effective dates, which are contracts that do not go effective until a later date. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts are accrued based on the effective date of the contract.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as appreciation/depreciation. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Schedule of Investments. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon entering into a centrally cleared swap, the Funds are required to deposit with the Futures Commission Merchant (“FCM”) cash or securities, which is referred to as the initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. Subsequent payments, known as variation margin, are

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

made or received by the Fund, depending on fluctuations in the value of the underlying referenced debt obligation. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Schedule of Investments. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments. Non-deliverable interest rate swaps are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Master repurchase agreements govern transactions between a Fund and select counterparties. The master repurchase agreements maintain provisions for, among other things, initiation, income payments, events of default, maintenance of collateral for repurchase agreements and the disposition of such collateral following an event of default. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

Reverse Repurchase Agreements: Certain Funds may enter into, under the terms of the Master Repurchase Agreement, reverse repurchase agreements. The Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value.

In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited.

Options: Certain Funds may write and purchase put and call options from time to time. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended March 31, 2014 for AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

AQR Diversified Arbitrage Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM
Options outstanding, December 31, 2013	(10,229)	$(2,511,095)
Options written	(7,474)	(771,943)
Options expired	7,701	338,604
Options exercised	2,492	403,214
Options outstanding, March 31, 2014	(7,510)	$(2,541,220)

AQR Multi-Strategy Alternative Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM
Options outstanding, December 31, 2013	(1,432)	$(10,237)
Options written	(2,594)	(249,083)
Options expired	1,432	10,237
Options exercised	2,594	249,083
Options outstanding, March 31, 2014	—	$—

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

4. Federal Income Tax Matters

At March 31, 2014, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Diversified Arbitrage Fund	$2,673,340,809	$140,312,603	$(77,004,295)	$63,308,308
AQR Long-Short Equity Fund	10,863,600	—	—	—
AQR Managed Futures Strategy Fund	5,872,650,166	—	(29,222,738)	(29,222,738)
AQR Managed Futures Strategy HV Fund	59,973,001	—	(78,684)	(78,684)
AQR Risk-Balanced Commodities Strategy Fund	39,244,463	161	(5,252,237)	(5,252,076)
AQR Risk Parity Fund	819,392,998	—	(4,763,698)	(4,763,698)
AQR Risk Parity II MV Fund	46,688,507	—	(1,015,890)	(1,015,890)
AQR Risk Parity II HV Fund	58,447,751	—	(866,932)	(866,932)
AQR Multi-Strategy Alternative Fund	1,748,716,995	229,910,589	(15,025,476)	214,885,113
AQR Style Premia Alternative Fund	830,410,271	16,407,621	(7,370,729)	9,036,892

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America are fair valued daily based on the application of a fair value factor, and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over- the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including futures, forwards, and swaps, are valued by the Funds using observable inputs, such

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap contract increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities, for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, third party model prices are reviewed against internal model prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the interrelationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

The following summarizes inputs used as of March 31, 2014 in valuing the Funds’ assets carried at fair value:

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$896,306,416	$132,470,584	$3,927,628	$1,032,704,628
Convertible Preferred Stocks†	1,807,900	2,740,092	23,673,077	28,221,069
Corporate Bonds†	—	285,107,813	84,588,877	369,696,690
Convertible Bonds†	—	342,466,098	281,817	342,747,915
Closed End Funds	122,048,522	12,090,738	—	134,139,260
Loan Participations†	—	11,456,095	1,909,007	13,365,102
Preferred Stocks†	2,608,494	2,148,220	788,924	5,545,638
Rights†	417,493	—	2,835	420,328
Short-Term Investments	—	175,682,274	—	175,682,274
Warrants†	30,946,958	3,477,224	1,346,098	35,770,280
Money Market Funds	—	598,355,933	—	598,355,933
Forward Foreign Currency Exchange Contracts*	—	6,809	—	6,809
Futures Contracts*	475,850	—	—	475,850
Total Return Basket Swaps Contracts*	—	712,572	—	712,572

Total Assets	$1,054,611,633	$1,566,714,452	$116,518,263	$2,737,844,348

LIABILITIES
Common Stocks (Sold Short)†	$(471,520,301)	$(29,670,523)	$—	$(501,190,824)
Convertible Bonds (Sold Short)†	—	(8,736,266)	—	(8,736,266)
Exchange-Traded Funds (Sold Short)	(127,533)	—	—	(127,533)
Preferred Stocks (Sold Short)†	—	(17,423,381)	—	(17,423,381)
U.S. Treasury Obligations (Sold Short)	—	(40,547,914)	—	(40,547,914)
Written Options (Sold Short)*	(1,134,102)	(3,906)	—	(1,138,008)
Forward Foreign Currency Exchange Contracts*	—	(967,093)	—	(967,093)
Futures Contracts*	(4,646,762)	—	—	(4,646,762)
Credit Default Swap Contracts*	—	(16,294,927)	—	(16,294,927)
Total Return Basket Swaps Contracts*	—	(6,423,741)	—	(6,423,741)

Total Liabilities	$(477,428,698)	$(120,067,751)	$—	$(597,496,449)

*	Derivative instruments, including futures, total return basket swaps and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Quantitative Information about Level 3 Fair Value Measurements*

	Fair Value at 3/31/2014	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Avg.
Common Stocks	$772,756	Liquidation Analysis	Volatility	71.2%	N/A
			Conversion Price	$1.55	N/A
	1,332,220	As Converted Equivalent	Discount for lack of marketability**	19.4%	N/A
			Volatility	35.6%	N/A
	82,911	Options Pricing Model	Volatility	58.0%	N/A
	179,601	Recovery Value	Volatility	47.8%	N/A
Preferred Stocks	$788,924	Enterprise Value Waterfall	Discount for lack of marketability**	4.3%	N/A
			Volatility	36.9%	N/A
Convertible Preferred Stocks			Conversion Strike Price	$4.00	N/A
	$1,833	Options Pricing Model	Discount for lack of marketability**	18.7%	N/A
			Volatility	57.5%	N/A
Convertible Bonds	$239,510	Liquidation Analysis	Volatility	51.0%	N/A
			Discount for lack of marketability**	11.5% - 18.9%	18.93%
	101	Options Pricing Model	Volatility	57.5% - 58.1%	58.1%
			Conversion Price	$5.32 - $50	$49.92
Corporate Bonds	$104,546	Liquidation Analysis	Volatility	51.0%	N/A
	1,443,804	Discounted Cash Flows	Volatility	32.5%	N/A
Warrants			Strike Price	$0.58 - $23.6	$12.93
	$38,073	Black Scholes Model	Discount for lack of marketability**	35.2% - 47.2%	37.6%
			Volatility	61.8% - 85.7%	73.21%

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 31, 2014, the value of these securities was $111,533,984. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS	WARRANTS
Balance as of December 31, 2013	$14,041,304	$24,735,848	$74,581,303	$7,850,420	$20,828,897	$2,835	$9,194,739
Accrued discounts/ (premiums)	—	—	93,703	493	—	—	—
Realized gain/(loss)	—	—	441,944	446,879	343,509	—	(472,496)
Change in unrealized appreciation/(depreciation)	714,353	1,019	503,412	(921,850)	(249,160)	—	160,341
Purchases [1]	327,076	—	8,461,068	500,000	—	—	—
Sales [2]	—	—	(28,304,719)	(7,594,125)	(20,134,322)	—	—
Transfers in to Level 3	1,188,616	—	41,721,156	—	—	—	1,030,152
Transfers out of Level 3	(12,343,721)	(1,063,790)	(10,999,983)	—	—	—	(8,566,638)
Balance as of March 31, 2014	$3,927,628	$23,673,077	$86,497,884	$281,817	$788,924	$2,835	$1,346,098
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2014	$395,313	$1,019	$736,375	$(729,429)	$(77,898)	$—	$(17,659)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

There were no transfers between Levels 1 and 2 during the period.

AQR LONG-SHORT EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$10,863,600	$—	$10,863,600
Forward Foreign Currency Exchange Contracts*	—	1,786	—	1,786
Futures Contracts*	33,856	—	—	33,856
Total Return Basket Swaps Contracts*	—	405,145	—	405,145
Total Return Swap Contracts*	—	7,311	—	7,311

Total Assets	$33,856	$11,277,842	$—	$11,311,698

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$1,633,291,816	$—	$1,633,291,816
Money Market Funds	—	4,210,135,612	—	4,210,135,612
Futures Contracts*	28,347,250	—	—	28,347,250
Total Return Swap Contracts*	—	50,223,348	—	50,223,348

Total Assets	$28,347,250	$5,893,650,776	$—	$5,921,998,026

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(48,718,517)	$—	$(48,718,517)

Total Liabilities	$—	$(48,718,517)	$—	$(48,718,517)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MANAGED FUTURES STRATEGY HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$13,177,916	$—	$13,177,916
Money Market Funds	—	46,716,401	—	46,716,401
Futures Contracts*	388,752	—	—	388,752
Total Return Swap Contracts*	—	290,296	—	290,296

Total Assets	$388,752	$60,184,613	$—	$60,573,365

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(744,003)	$—	$(744,003)

Total Liabilities	$—	$(744,003)	$—	$(744,003)

*	Derivative instruments, including futures, total return swaps and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$1,499,952	$—	$1,499,952
Money Market Funds	—	32,492,435	—	32,492,435
Futures Contracts*	161,053	—	—	161,053
Total Return Swap Contracts*	—	1,923,030	—	1,923,030

Total Assets	$161,053	$35,915,417	$—	$36,076,470

LIABILITIES
Futures Contracts*	$(50,059)	$—	$—	$(50,059)

Total Liabilities	$(50,059)	$—	$—	$(50,059)

*	Derivative instruments, including futures and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations†	$—	$141,094,910	$—	$141,094,910
Short-Term Investments	—	136,162,458	—	136,162,458
U.S. Treasury Obligations	—	204,926,499	—	204,926,499
Money Market Funds	—	332,445,433	—	332,445,433
Credit Default Swap Contracts*	—	27,556,211	—	27,556,211
Futures Contracts*	3,958,214	—	—	3,958,214
Forward Foreign Currency Exchange Contracts*	—	1,802,674	—	1,802,674
Interest Rate Swap Contracts*	—	2,129,948	—	2,129,948
Total Return Swap Contracts*	—	3,491,545	—	3,491,545

Total Assets	$3,958,214	$849,609,678	$—	$853,567,892

LIABILITIES
Interest Rate Swap Contracts*	$—	$(3,584,875)	$—	$(3,584,875)
Total Return Swap Contracts*	—	(2,494,221)	—	(2,494,221)

Total Liabilities	$—	$(6,079,096)	$—	$(6,079,096)

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap and interest rate swap contracts are reported at market value.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY II MV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$9,984,853	$—	$9,984,853
Short-Term Investments	—	6,214,277	—	6,214,277
U.S. Treasury Obligations	—	14,371,985	—	14,371,985
Money Market Funds	—	15,101,502	—	15,101,502
Futures Contracts*	359,941	—	—	359,941
Total Return Swap Contracts*	—	504,970	—	504,970

Total Assets	$359,941	$46,177,587	$—	$46,537,528

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(18,394)	$—	$(18,394)
Futures Contracts*	(83,879)	—	—	(83,879)
Total Return Swap Contracts*	—	(57,077)	—	(57,077)

Total Liabilities	$(83,879)	$(75,471)	$—	$(159,350)

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY II HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations†	$—	$12,658,401	$—	$12,658,401
Repurchase Agreements	—	101,750	—	101,750
Short-Term Investments	—	5,917,742	—	5,917,742
U.S. Treasury Obligations	—	18,617,740	—	18,617,740
Money Market Funds	—	20,285,186	—	20,285,186
Futures Contracts*	548,634	—	—	548,634
Total Return Swap Contracts*	—	414,931	—	414,931

Total Assets	$548,634	$57,995,750	$—	$58,544,384

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(18,769,375)	$—	$(18,769,375)
Futures Contracts*	(31,091)	—	—	(31,091)
Forward Foreign Currency Exchange Contracts*	—	(10,971)	—	(10,971)
Total Return Swap Contracts*	—	(140,503)	—	(140,503)

Total Liabilities	$(31,091)	$(18,920,849)	$—	$(18,951,940)

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$69,395,596	$729,695,647	$—	$799,091,243
Convertible Preferred Stocks†	28,608,223	3,366,955	—	31,975,178
Corporate Bonds†	—	41,123,524	—	41,123,524
Convertible Bonds†	—	429,133,849	—	429,133,849
Preferred Stocks†	1,596,033	5,515,657	—	7,111,690
Rights†	—	74,863	—	74,863
Short-Term Investments	—	64,358,973	—	64,358,973
Money Market Funds	—	590,732,788	—	590,732,788
Futures Contracts*	4,570,643	—	—	4,570,643
Credit Default Swap Contracts*	—	860,766	—	860,766
Forward Foreign Currency Exchange Contracts*	—	1,850,434	—	1,850,434
Total Return Basket Swaps Contracts*	—	63,910,250	—	63,910,250
Total Return Swap Contracts*	—	3,771,477	—	3,771,477

Total Assets	$104,170,495	$1,934,395,183	$—	$2,038,565,678

LIABILITIES
Common Stocks (Sold Short)†	$(383,910,462)	$(599,418,723)	$—	$(983,329,185)
Preferred Stocks (Sold Short)†	—	(4,869,673)	—	(4,869,673)
Rights (Sold Short)†	—	(14,486)	—	(14,486)
U.S. Treasury Obligations (Sold Short)	—	(6,459,230)	—	(6,459,230)
Futures Contracts*	(4,479,275)	—	—	(4,479,275)
Total Return Basket Swaps Contracts*	—	(2,185,627)	—	(2,185,627)
Total Return Swap Contracts*	—	(6,381,840)	—	(6,381,840)

Total Liabilities	$(388,389,737)	$(619,329,579)	$—	$(1,007,719,316)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap contracts and written options are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no level 3 securities held at period end.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$327,386,373	$—	$327,386,373
Preferred Stocks†	—	9,985,265	—	9,985,265
Money Market Funds	—	502,075,525	—	502,075,525
Forward Foreign Currency Exchange Contracts*	—	2,476,540	—	2,476,540
Futures Contracts*	3,246,372	—	—	3,246,372
Total Return Swap Contracts*	—	5,191,636	—	5,191,636
Total Return Basket Swaps Contracts*	—	19,250,151	—	19,250,151

Total Assets	$3,246,372	$866,365,490	$—	$869,611,862

LIABILITIES
Common Stocks (Sold Short)†	$—	$(269,241,468)	$—	$(269,241,468)
Futures Contracts*	(674,775)	—	—	(674,775)
Total Return Swap Contracts*	—	(4,068,421)	—	(4,068,421)

Total Liabilities	$(674,775)	$(273,309,889)	$—	$(273,984,664)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

5. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period end March 31, 2014 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$6,537,701	$—	$4,778,384	$856,527	$—	$1,138,008
AQR Long-Short Equity Fund	53,381	445,027	—	19,525	32,571	—	—
AQR Managed Futures Strategy Fund	37,104,823	10,001,259	—	11,273,354	—	—	—
AQR Managed Futures Strategy HV Fund	568,197	158,863	—	179,088	—	—	—
AQR Risk Parity Fund	3,555,857	713,707	—	237,224	—	—	—
AQR Risk Parity II MV Fund	290,353	67,687	—	19,592	—	—	—
AQR Risk Parity II HV Fund	358,157	71,877	—	27,968	—	—	—
AQR Multi-Strategy Alternative Fund	7,979,023	84,321,023	—	11,816,857	26,367,438	—	—
AQR Style Premia Alternative Fund	4,756,572	20,159,570	—	4,630,540	4,430,869	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	282,033	—	—	1,242,317	—
AQR Long-Short Equity Fund	—	—	7,180	—	—	5,394	—
AQR Managed Futures Strategy Fund	—	—	82,932,820	—	—	131,651,337	—
AQR Managed Futures Strategy HV Fund	—	—	1,286,993	—	—	2,030,996	—
AQR Risk Parity Fund	—	—	3,009,044	—	—	1,206,370	—
AQR Risk Parity II MV Fund	—	—	31,097	—	—	49,491	—
AQR Risk Parity II HV Fund	—	—	24,092	—	—	35,063	—
AQR Multi-Strategy Alternative Fund	—	—	20,013,217	—	—	18,162,783	—
AQR Style Premia Alternative Fund	—	—	9,625,773	—	—	7,149,233	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	607,472	—	—	—	11,392,343	—	—
AQR Managed Futures Strategy Fund	6,374,182	2,703,332	—	8,589,500	2,261,386	—	—
AQR Managed Futures Strategy HV Fund	127,316	—	—	133,759	32,068	—	—
AQR Risk Parity Fund	66,062	4,079,520	—	—	8,028,668	—	—
AQR Risk Parity II MV Fund	43,411	—	—	110,606	57,077	—	—
AQR Risk Parity II HV Fund	51,982	—	—	53,735	140,503	—	—
AQR Multi-Strategy Alternative Fund	393,315	219,833	—	1,344,135	1,879,093	—	—
AQR Style Premia Alternative Fund	819,997	548,122	—	1,787,759	732,831	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	16,305,566	—	—	32,600,493	—	—
AQR Risk Parity Fund	—	43,309,762	—	—	15,753,551	—	—
AQR Multi-Strategy Alternative Fund	—	3,971,697	—	—	3,110,931	—	—

Commodity Risk Exposure:
AQR Managed Futures Strategy Fund	31,955,677	90,602,215	—	27,224,578	50,822,072	—	—
AQR Managed Futures Strategy HV Fund	331,442	1,587,678	—	325,356	1,424,177	—	—
AQR Risk-Balanced Commodities Strategy Fund	751,951	5,713,243	—	640,957	3,790,213	—	—
AQR Risk Parity Fund	3,287,234	11,468,839	—	2,713,715	8,691,001	—	—
AQR Risk Parity II MV Fund	357,099	858,975	—	284,603	421,692	—	—
AQR Risk Parity II HV Fund	477,056	755,892	—	287,949	412,838	—	—
AQR Multi-Strategy Alternative Fund	8,294,582	6,010,686	—	3,414,560	3,190,751	—	—
AQR Style Premia Alternative Fund	5,781,156	5,727,847	—	2,367,829	898,473	—	—

Netting:
AQR Diversified Arbitrage Fund	(607,472)	(22,843,267)	(282,033)	(607,472)	(22,843,267)	(282,033)	—
AQR Long-Short Equity Fund	(19,525)	(32,571)	(5,394)	(19,525)	(32,571)	(5,394)	—
AQR Managed Futures Strategy Fund	(47,087,432)	(53,083,458)	(82,932,820)	(47,087,432)	(53,083,458)	(82,932,820)	—
AQR Managed Futures Strategy HV Fund	(638,203)	(1,456,245)	(1,286,993)	(638,203)	(1,456,245)	(1,286,993)	—
AQR Risk-Balanced Commodities Strategy Fund	(640,957)	(3,790,213)	—	(640,957)	(3,790,213)	—	—
AQR Risk Parity Fund	(2,950,939)	(32,473,220)	(1,206,370)	(2,950,939)	(32,473,220)	(1,206,370)	—
AQR Risk Parity II MV Fund	(414,801)	(478,769)	(31,097)	(414,801)	(478,769)	(31,097)	—
AQR Risk Parity II HV Fund	(369,652)	(553,341)	(24,092)	(369,652)	(553,341)	(24,092)	—
AQR Multi-Strategy Alternative Fund	(16,575,552)	(34,548,213)	(18,162,783)	(16,575,552)	(34,548,213)	(18,162,783)	—
AQR Style Premia Alternative Fund	(8,786,128)	(6,062,173)	(7,149,233)	(8,786,128)	(6,062,173)	(7,149,233)

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	—	—	—	4,170,912	22,006,096	960,284	1,138,008
AQR Long-Short Equity Fund	33,856	412,456	1,786	—	—	—	—
AQR Managed Futures Strategy Fund	28,347,250	50,223,348	—	—	—	48,718,517	—
AQR Managed Futures Strategy HV Fund	388,752	290,296	—	—	—	744,003	—
AQR Risk-Balanced Commodities Strategy Fund	110,994	1,923,030	—	—	—	—	—
AQR Risk Parity Fund	3,958,214	27,098,608	1,802,674	—	—	—	—
AQR Risk Parity II MV Fund	276,062	447,893	—	—	—	18,394	—
AQR Risk Parity II HV Fund	517,543	274,428	—	—	—	10,971	—
AQR Multi-Strategy Alternative Fund	91,368	59,975,026	1,850,434	—	—	—	—
AQR Style Premia Alternative Fund	2,571,597	20,373,366	2,476,540	—	—	—	—

6. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be the Funds’ best interest to do so.

The counterparties to the Funds’ with respect to the following transactions: securities sold short, currency forward, futures, option and swap contracts and reverse repurchase agreements, include clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This volatility may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

Securities sold short represent obligations of the Fund to deliver specified securities at a future date and thereby create a liability to repurchase the securities at prevailing future market prices. Accordingly, these transactions result in off- balance-sheet risk as the Fund’s ultimate obligation to satisfy the sale of securities sold short may exceed the amount recognized in the Schedule of Investments.

As of March 31, 2014, the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund pledged a substantial portion of its assets for securities sold short to JPMorgan Chase Bank, N.A.

7. Subsequent Events

On December 3-4, 2013, the Board of Trustees of the Trust approved (i) an amendment and restatement of the Investment Advisory Agreement of the AQR Funds removing the AQR Managed Futures Strategy Fund (“MF Fund”), AQR Risk-Balanced Commodities Strategy Fund (“Commodities Fund”), AQR Risk Parity II MV Fund (“RP II MV Fund”) and AQR Risk Parity II HV Fund (“RP II HV Fund”, and together with the RP II MV Fund, the “RP II Funds”), effective May 1, 2014 (the “Amended Investment Advisory Agreement”); and (ii) an amendment and restatement of the Investment Management Agreement, effective May 1, 2014, reflecting: (a) the addition of MF Fund, Commodities Fund and the RP II Funds, (b) the bundling of the shareholder servicing fees and contractual advisory fees for the Commodities Fund and RP II Funds for services currently provided separately under the Investment Advisory Agreement and Shareholder Services Agreement (these advisory and shareholder services are currently provided in combination under the Investment Management Agreement for other series of the Trust), and (c) the removal of advisory fee breakpoints for the Commodities Funds and the AQR Multi-Strategy Alternative Fund (“Multi-Strat Fund”), setting the fee rate for advisory services at the lowest rate under the to-be-removed breakpoint schedule (the “Amended Investment Management Agreement” and, together with the Amended Investment Advisory Agreement, the “Amendments”). Under the Amendments, the fee structure for the Commodities Fund, RP II Funds and Multi-Strat Fund will be revised as follows, effective May 1, 2014:

AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund and AQR Risk Parity II MV Fund:

	Before Amendments		After Amendments
	Advisory Fee (under Investment Advisory Agreement)	Shareholder Services Fee (under separate Shareholder Services Agreement)	Investment Management Fee (under Investment Management Agreement)*	Shareholder Services Fee (under separate Shareholder Services Agreement)
AQR Risk-Balanced Commodities Strategy Fund	0.60% of the first $1 billion of net assets 0.575% on net assets in excess of $1 billion up to $3 billion 0.55% on net assets in excess of $3 billion	0.25%	0.80%	None
AQR Risk Parity II HV Fund	0.70% of the first $1 billion of net assets 0.675% on net assets in excess of $1 billion up to $3 billion 0.65% on net assets in excess of $3 billion	0.25%	0.95% of the first $1 billion of net assets 0.925% on net assets in excess of $1 billion up to $3 billion 0.90% on net assets in excess of $3 billion	None
AQR Risk Parity II MV Fund	0.50% of the first $1 billion of net assets 0.475% on net assets in excess of $1 billion up to $3 billion 0.45% on net assets in excess of $3 billion	0.25%	0.75% of the first $1 billion of net assets 0.725% on net assets in excess of $1 billion up to $3 billion 0.70% on net assets in excess of $3 billion	None

*Reflects the fee under the Investment Management Agreement under which AQR provides a combination of advisory and shareholder services.

Notes to Consolidated Financial Statements	March 31, 2014 (Unaudited)

AQR Multi-Strategy Alternative Fund:

	Before Amendments		After Amendments
	Investment Management Fee (under Investment Management Agreement)*	Shareholder Services Fee (under separate Shareholder Services Agreement)	Investment Management Fee (under Investment Management Agreement)*	Shareholder Services Fee (under separate Shareholder Services Agreement)
AQR Multi-Strategy Alternative Fund	1.85% on the first $1 billion of assets 1.80% on assets in excess of $1 billion	None	1.80%	None

*Reflects the fee under the Investment Management Agreement under which AQR provides a combination of advisory and shareholder services.

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that, other than the items listed above, there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
May 27, 2014

By: /s/ John Howard
John Howard
Principal Financial Officer
May 27, 2014